UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23799

AB ACTIVE ETFs, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

BUFC

May 31, 2025

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Fund Information

AB Conservative Buffer ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Conservative Buffer ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFC-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Conservative Buffer ETF	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$879,235,495
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$2,702,942

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Options on Equity Indices	103.0%
Short-Term Investments	0.5%
Other assets less liabilities	-3.5%

BUFC

1

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risks to its Principal Risk as set forth in its prospectus in connection with its exposure to exchange traded funds (each an “Underlying ETF”) through its usage of FLexible EXchange Options (“FLEX options”).

  Equity Securities Risk: The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

  Large-Capitalization Companies Risk: The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

  Tax Risk: The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of some aspects of the Fund’s investment operations are not guaranteed. There are some uncertainties in how the Code would apply to the Fund’s options strategy and hedging strategies, and the application of “straddle” rules, and loss limitation provisions of the Code.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/BUFC-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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BUFC

2

ETF-CB-0154-0525

CPLS

May 31, 2025

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Fund Information

AB Core Plus Bond ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Plus Bond ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CPLS-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Plus Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$146,963,733
# of Portfolio Holdings	638
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$170,214

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.2%
Industrial	20.5%
Financial Institutions	17.0%
Agency Fixed Rate 30-Year	6.4%
Autos - Fixed Rate	3.2%
Other ABS - Fixed Rate	2.2%
Utility	2.0%
CLO - Floating Rate	1.4%
Risk Share Floating Rate	1.1%
Non-Agency Fixed Rate CMBS	0.7%
Agency Fixed Rate 15-Year	0.2%
Credit Cards - Fixed Rate	0.2%
Others	0.0%
Short-Term Investments	4.7%
Other assets less liabilities	-1.8%

CPLS

1

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

The Fund's advisory fee was reduced, effective February 7, 2025, from .33% of the Fund's average daily net assets to .30% of the Fund's average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .33% to .30%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CPLS-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CPLS

2

ETF-CPB-0154-0525

EYEG

May 31, 2025

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Fund Information

AB Corporate Bond ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Corporate Bond ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/EYEG-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$26,302,477
# of Portfolio Holdings	459
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net)	$38,317

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Industrial	48.9%
Financial Institutions	43.3%
Utility	5.4%
Short-Term Investments	2.2%
Other assets less liabilities	0.2%

EYEG

1

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/EYEG-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

EYEG

2

ETF-COB-0154-0525

HYFI

May 31, 2025

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Fund Information

AB High Yield ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Yield ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/HYFI-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB High Yield ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$185,633,777
# of Portfolio Holdings	700
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$362,824

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Industrial	83.9%
Financial Institutions	12.4%
Utility	1.5%
Industrials	0.1%
Financials	0.0%
Technology	0.0%
Energy	0.0%
Consumer Staples	0.0%
Consumer Discretionary	0.0%
Short-Term Investments	1.7%
Other assets less liabilities	0.4%

HYFI

1

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/HYFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

HYFI

2

ETF-HY-0154-0525

BUFI

May 31, 2025

AB International Buffer ETF

Principal Listing Exchange: NASDAQ

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Buffer ETF (the “Fund”) for the period of December 9, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Buffer ETF	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$44,522,105
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$71,992

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Value	Value
Options on Equity Indices	101.1%
Short-Term Investments	0.5%
Other assets less liabilities	-1.6%

BUFI

1

Country Breakdown (% of Net Assets)

Value	Value
United States	101.1%
Short-Term Investments	0.5%
Other assets less liabilities	-1.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/BUFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

BUFI

2

ETF-IB-0154-0525

ILOW

May 31, 2025

AB International Low Volatility Equity ETF

Principal Listing Exchange: NYSE Arca

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ILOW-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Low Volatility Equity ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$1,169,209,480
# of Portfolio Holdings	92
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,464,048

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BAE Systems PLC	$31,382,236	2.7%
SAP SE	$30,990,167	2.6%
RELX PLC	$27,890,625	2.4%
Shell PLC	$25,432,172	2.2%
Tesco PLC	$23,173,955	2.0%
NatWest Group PLC	$20,116,929	1.7%
Philip Morris International, Inc.	$19,930,996	1.7%
Safran SA	$19,746,040	1.7%
AXA SA	$19,722,484	1.7%
London Stock Exchange Group PLC	$19,228,427	1.6%
Total	$237,614,031	20.3%

ILOW

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	25.9%
Industrials	19.1%
Consumer Discretionary	11.1%
Health Care	10.8%
Information Technology	10.2%
Consumer Staples	9.2%
Communication Services	4.4%
Energy	3.1%
Utilities	2.8%
Real Estate	1.3%
Materials	0.4%
Short-Term Investments	1.2%
Other assets less liabilities	0.5%

Country Breakdown (% of Net Assets)

Value	Value
United Kingdom	22.8%
Japan	15.8%
Netherlands	7.3%
Germany	6.8%
United States	5.9%
France	5.5%
Italy	5.4%
Canada	5.0%
Switzerland	3.2%
Singapore	3.1%
Denmark	3.0%
Spain	2.6%
Australia	1.9%
Israel	1.7%
Others	8.3%
Short-Term Investments	1.2%
Other assets less liabilities	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ILOW-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

ILOW

2

ETF-ILVE-0154-0525

BUFM

May 31, 2025

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Fund Information

AB Moderate Buffer ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Moderate Buffer ETF (the “Fund”) for the period of December 9, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFM-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Moderate Buffer ETF	$33	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$167,362,723
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$272,899

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Options on Equity Indices	102.1%
Short-Term Investments	0.6%
Other assets less liabilities	-2.7%

BUFM

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/BUFM-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

BUFM

2

ETF-MB-0154-0525

SYFI

May 31, 2025

AB Short Duration High Yield ETF

Principal Listing Exchange: NYSE Arca

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Short Duration High Yield ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SYFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration High Yield ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$743,266,401
# of Portfolio Holdings	613
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$1,539,868

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Corporates - Non-Investment Grade	76.3%
Corporates - Investment Grade	13.2%
Bank Loans	4.2%
Emerging Markets - Corporate Bonds	2.3%
Emerging Markets - Sovereigns	0.8%
Collateralized Loan Obligations	0.3%
Quasi-Sovereigns	0.2%
Commercial Mortgage-Backed Securities	0.2%
Others	0.0%
Short-Term Investments	1.7%
Other assets less liabilities	0.8%

SYFI

1

Country Breakdown (% of Net Assets)

Value	Value
United States	75.8%
Canada	3.7%
United Kingdom	3.6%
France	2.0%
Italy	1.8%
Germany	1.8%
Spain	1.0%
Netherlands	0.9%
Ireland	0.9%
Australia	0.7%
Hong Kong	0.6%
Israel	0.6%
Luxembourg	0.5%
Jersey (Channel Islands)	0.4%
Others	3.2%
Short-Term Investments	1.7%
Other assets less liabilities	0.8%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SYFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SYFI

2

ETF-SDHY-0154-0525

SDFI

May 31, 2025

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Fund Information

AB Short Duration Income ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Short Duration Income ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SDFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration Income ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$120,777,219
# of Portfolio Holdings	447
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$154,059

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Corporates - Investment Grade	39.6%
Governments - Treasuries	30.0%
Asset-Backed Securities	9.5%
Corporates - Non-Investment Grade	8.1%
Collateralized Loan Obligations	5.1%
Mortgage Pass-Throughs	4.8%
Commercial Mortgage-Backed Securities	1.1%
Collateralized Mortgage Obligations	0.3%
Others	0.3%
Short-Term Investments	1.6%
Other assets less liabilities	-0.4%

SDFI

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SDFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SDFI

2

ETF-SDI-0154-0525

YEAR

May 31, 2025

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Fund Information

AB Ultra Short Income ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Ultra Short Income ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/YEAR-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Ultra Short Income ETF	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$1,422,887,085
# of Portfolio Holdings	212
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$1,525,174

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	33.8%
Financial Institutions	25.7%
Industrial	12.0%
Autos - Fixed Rate	7.8%
Other ABS - Fixed Rate	4.5%
Utility	1.7%
Credit Cards - Fixed Rate	0.8%
Short-Term Investments	12.3%
Other assets less liabilities	1.4%

YEAR

1

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financial institutions sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/YEAR-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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YEAR

2

ETF-USI-0154-0525

FWD

May 31, 2025

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AB Disruptors ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Disruptors ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/FWD-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Disruptors ETF	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$681,383,808
# of Portfolio Holdings	98
Portfolio Turnover Rate	101%
Total Advisory Fees Paid (Net)	$1,829,900

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$34,434,097	5.1%
Broadcom, Inc.	$21,619,272	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,411,047	2.3%
Meta Platforms, Inc. - Class A	$13,271,603	1.9%
Tesla, Inc.	$13,140,189	1.9%
Amazon.com, Inc.	$13,125,560	1.9%
Eaton Corp. PLC	$11,859,247	1.7%
Intuitive Surgical, Inc.	$10,968,920	1.6%
GE Vernova, Inc.	$10,220,625	1.5%
Vertiv Holdings Co. - Class A	$10,189,024	1.5%
Total	$154,239,584	22.6%

FWD

1

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	40.8%
Industrials	23.6%
Communication Services	9.9%
Health Care	8.9%
Consumer Discretionary	7.1%
Utilities	2.5%
Energy	1.9%
Financials	1.5%
Short-Term Investments	0.9%
Other assets less liabilities	2.9%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/FWD-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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FWD

2

ETF-DR-0154-0525

TAFM

May 31, 2025

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AB Tax-Aware Intermediate Municipal ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFM-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Intermediate Municipal ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$286,063,614
# of Portfolio Holdings	346
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$247,206

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Municipal Obligations	99.3%
Short-Term Investments	0.7%
Other assets less liabilities	0.0%

TAFM

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFM-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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TAFM

2

ETF-TAIM-0154-0525

TAFL

May 31, 2025

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Fund Information

AB Tax-Aware Long Municipal ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Long Municipal ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFL-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Long Municipal ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$30,301,250
# of Portfolio Holdings	93
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$43,483

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Municipal Obligations	99.1%
Short-Term Investments	0.4%
Other assets less liabilities	0.5%

TAFL

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFL-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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TAFL

2

ETF-TALM-0154-0525

TAFI

May 31, 2025

AB Tax-Aware Short Duration Municipal ETF

Principal Listing Exchange: NYSE Arca

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Semi-annual Shareholder Report

31 May, 2025

This semi-annual shareholder report contains important information about the AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Short Duration Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$780,554,455
# of Portfolio Holdings	493
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$921,638

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	11.0%
AA	38.2%
A	29.2%
BBB	8.9%
BB	4.4%
B	0.7%
A-1+	2.5%
Not Rated	5.1%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

TAFI

1

Portfolio Breakdown (% of Net Assets)

Local Governments - US Municipal Bonds	91.4%
Short-Term Municipal Notes	6.5%
Asset-Backed Securities	0.4%
Collateralized Mortgage Obligations	0.2%
Corporates - Investment Grade	0.2%
Short-Term Investments	1.1%
Other assets less liabilities	0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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TAFI

2

ETF-TASDM-0154-0525

HIDV

May 31, 2025

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Fund Information

AB US High Dividend ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US High Dividend ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/HIDV-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US High Dividend ETF	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$59,231,894
# of Portfolio Holdings	118
Portfolio Turnover Rate	90%
Total Advisory Fees Paid (Net)	$73,587

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$4,606,822	7.8%
Apple, Inc.	$3,886,046	6.6%
NVIDIA Corp.	$3,424,329	5.8%
Amazon.com, Inc.	$1,851,856	3.1%
Alphabet, Inc. - Class A	$1,204,413	2.0%
Meta Platforms, Inc. - Class A	$1,192,676	2.0%
Mastercard, Inc. - Class A	$1,049,981	1.8%
Home Depot, Inc. (The)	$895,681	1.5%
Philip Morris International, Inc.	$805,612	1.4%
Broadcom, Inc.	$794,958	1.3%
Total	$19,712,374	33.3%

HIDV

1

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	26.1%
Financials	19.5%
Communication Services	8.6%
Consumer Discretionary	8.5%
Health Care	8.0%
Real Estate	5.9%
Utilities	5.9%
Industrials	5.1%
Consumer Staples	4.4%
Energy	4.2%
Materials	3.4%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

The Fund's advisory fee was reduced, effective May 9, 2025, from .45% of the Fund’s average daily net assets to .35% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .45% to .35%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/HIDV-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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HIDV

2

ETF-UHD-0154-0525

LRGC

May 31, 2025

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AB US Large Cap Strategic Equities ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US Large Cap Strategic Equities ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/LRGC-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Large Cap Strategic Equities ETF	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$431,328,046
# of Portfolio Holdings	68
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net)	$747,618

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$36,239,539	8.4%
NVIDIA Corp.	$28,559,725	6.6%
Amazon.com, Inc.	$19,460,574	4.5%
Alphabet, Inc. - Class C	$17,566,745	4.1%
Meta Platforms, Inc. - Class A	$17,516,547	4.1%
Apple, Inc.	$17,043,729	3.9%
Visa, Inc. - Class A	$16,891,133	3.9%
Broadcom, Inc.	$13,690,753	3.2%
Charles Schwab Corp. (The)	$9,567,222	2.2%
Wells Fargo & Co.	$9,065,206	2.1%
Total	$185,601,173	43.0%

LRGC

1

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	29.0%
Financials	15.9%
Communication Services	12.2%
Health Care	10.0%
Industrials	9.8%
Consumer Discretionary	7.8%
Consumer Staples	5.3%
Energy	2.5%
Materials	2.2%
Real Estate	1.9%
Utilities	1.6%
Short-Term Investments	1.7%
Other assets less liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

The Fund's advisory fee was reduced, effective May 9, 2025, from .48% of the Fund’s average daily net assets to .39% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .48% to .39%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/LRGC-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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LRGC

2

ETF-ULCSE-0154-0525

LOWV

May 31, 2025

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AB US Low Volatility Equity ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/LOWV-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Low Volatility Equity ETF	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$117,690,277
# of Portfolio Holdings	84
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$212,682

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$9,671,243	8.2%
Apple, Inc.	$5,078,693	4.3%
Broadcom, Inc.	$3,493,554	3.0%
Alphabet, Inc. - Class C	$3,343,092	2.8%
NVIDIA Corp.	$3,072,856	2.6%
Visa, Inc. - Class A	$2,774,713	2.4%
Amazon.com, Inc.	$2,609,572	2.2%
Intuit, Inc.	$2,577,621	2.2%
Meta Platforms, Inc. - Class A	$2,481,829	2.1%
McKesson Corp.	$2,306,749	2.0%
Total	$37,409,922	31.8%

LOWV

1

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	31.3%
Financials	16.8%
Industrials	11.3%
Health Care	10.4%
Consumer Discretionary	8.7%
Communication Services	7.9%
Consumer Staples	6.0%
Utilities	2.7%
Energy	1.8%
Real Estate	1.0%
Materials	0.6%
Short-Term Investments	1.5%
Other assets less liabilities	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

The Fund's advisory fee was reduced, effective May 9, 2025, from .48% of the Fund’s average daily net assets to .39% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .48% to .39%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/LOWV-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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LOWV

2

ETF-ULVE-0154-0525

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CONSERVATIVE BUFFER ETF

(NASDAQ: BUFC)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

		Notional Amount	U.S. $ Value

PURCHASED OPTIONS - CALLS – 99.9%
Options on Equity Indices – 99.9%
SPDR S&P 500 ETF Trust Expiration: Aug 2025; Contracts: 15,020; Exercise Price: USD 2.95; Counterparty: Sg Americas Securities LLC(a) (premium paid $878,576,943)	USD	4,398,745	$878,576,942

PURCHASED OPTIONS - PUTS – 3.1%
Options on Equity Indices – 3.1%
SPDR S&P 500 ETF Trust Expiration: Aug 2025; Contracts: 15,020; Exercise Price: USD 589.39; Counterparty: Sg Americas Securities LLC(a) (premium paid $27,048,083)	USD	878,839,429	27,048,083

		Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $4,749,387)		4,749,387	4,749,387

Total Investments – 103.5% (cost $910,374,413)			910,374,412
Other assets less liabilities – (3.5)%			(31,138,917)

Net Assets – 100.0%			$879,235,495

CALL WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust(e)	Sg Americas Securities LLC	15,020	USD	607.13	August 2025	USD	905,292	$19,168,457	$(19,168,457)

PUT WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust(e)	Sg Americas Securities LLC	15,020	USD	500.98	August 2025	USD	747,011	$5,440,177	$(5,440,177)

(a)	Non-income producing security.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

ABFunds.com	AB Conservative Buffer ETF 1

PORTFOLIO OF INVESTMENTS (continued)

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	One contract relates to 100 shares.

Glossary:

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See notes to financial statements.

2 AB Conservative Buffer ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $905,625,026)	$905,625,025
Affiliated issuers (cost $4,749,387)	4,749,387
Cash collateral due from broker	2,000
Receivable for investment securities sold	899,599,434
Affiliated dividends receivable	16,851
Receivable due from Adviser	853

Total assets	1,809,993,550

Liabilities
Options written, at value (premiums received $24,608,634)	24,608,634
Payable for investment securities purchased	905,625,026
Advisory fee payable	524,395

Total liabilities	930,758,055

Net Assets	$879,235,495

Composition of Net Assets
Capital stock, at par	$2,258
Additional paid-in capital	936,682,929
Accumulated loss	(57,449,692)

Net Assets	$879,235,495

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 22,575,028 common shares outstanding)	$38.95

See notes to financial statements.

ABFunds.com	AB Conservative Buffer ETF 3

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends – Affiliated issuers	$88,649	$88,649

Expenses
Advisory fee (see Note B)	2,707,260

Total expenses before bank overdraft expense	2,707,260
Bank overdraft expense	708

Total expenses	2,707,968
Less: expenses waived and reimbursed by the Adviser (see Note B)	(4,318)

Net expenses		2,703,650

Net investment loss		(2,615,001)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(21,563)
In-kind redemptions		101,297
Options written		27,139
Net change in unrealized appreciation (depreciation) of:
Investments		(2,773,570)
Options written		(1,156,075)

Net loss on investment transactions		(3,822,772)

Net Decrease in Net Assets from Operations		$(6,437,773)

See notes to financial statements.

4 AB Conservative Buffer ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(2,615,001)	$(3,283,251)
Net realized gain on investment transactions	106,873	58,158,075
Net change in unrealized appreciation (depreciation) of investments	(3,929,645)	3,929,644

Net increase (decrease) in net assets from operations	(6,437,773)	58,804,468
Transactions in Shares of the Fund
Net increase	188,896,210	637,933,635
Other capital	38,367	588

Total increase	182,496,804	696,738,691
Net Assets
Beginning of period	696,738,691	– 0	–

End of period	$879,235,495	$696,738,691

(a)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Conservative Buffer ETF 5

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Conservative Buffer ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on December 13, 2023. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing, under normal conditions, substantially all of its assets in a combination of exchange-traded options contracts on an underlying ETF (“Underlying ETF”). The Underlying ETF (initially expected to be the SPDR® S&P 500® ETF Trust) is an ETF that seeks to track the investment results of the S&P 500 Index (the “Underlying ETF’s Index”), which measures the performance of the large capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The Fund uses an options strategy that seeks to produce investment outcomes based on the performance of the Underlying ETF, subject to an approximate upside limit typically between 2 and 4% (“Hedge Period Cap”), while also seeking to provide protection against Underlying ETF share price declines of up to a 15% limit (“Hedge Period Buffer”), over a designated period (typically 90 days, but may be up to 120 days, after portfolio rebalance) (each, a “Hedge Period”). Periodically, the Fund may bear a “first loss” of 1% when doing so permits the Fund to maintain a higher Hedge Period Cap. AllianceBernstein L.P. (the “Adviser”) seeks to monitor the performance of this Options Portfolio (“Options Portfolio”) and may rebalance the portfolio (by liquidating all or a portion of the options portfolio) at any time to protect capital or lock-in some portfolio gains of the Fund (“Upside Ratchet”) depending on its evaluation of market conditions. If there is an Upside Ratchet, the Hedge Period may be shorter. The Fund typically utilizes customized call and put equity or index exchange-traded options contracts that reference the Underlying ETF, referred to as Flexible Exchange Options (“FLEX Options”), as well as other listed options that reference the price performance of the Underlying ETF, the Underlying ETF’s Index, or ETFs that replicate the Underlying ETF’s Index. FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style and expiration date and are typically centrally cleared. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party

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NOTES TO FINANCIAL STATEMENTS (continued)

broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where

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NOTES TO FINANCIAL STATEMENTS (continued)

an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Purchased Options – Calls	$	– 0	–	$878,576,942		$	– 0	–	$878,576,942
Purchased Options – Puts		– 0	–	27,048,083			– 0	–	27,048,083
Short-Term Investments		4,749,387		– 0	–		– 0	–	4,749,387

Total Investments in Securities		4,749,387		905,625,025			– 0	–	910,374,412
Other Financial Instruments(a):
Assets		– 0	–	– 0	–		– 0	–	– 0	–
Liabilities:
Call Written Options		– 0	–	(19,168,457)			– 0	–	(19,168,457)
Put Written Options		– 0	–	(5,440,177)			– 0	–	(5,440,177)

Total		$4,749,387		$881,016,391		$	– 0	–	$885,765,778

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the

ABFunds.com	AB Conservative Buffer ETF 9

NOTES TO FINANCIAL STATEMENTS (continued)

mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and prior tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .69% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will

ABFunds.com	AB Conservative Buffer ETF 11

NOTES TO FINANCIAL STATEMENTS (continued)

reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $4,318.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,851	$7,510	$6,612	$4,749	$89

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases			Sales
Investment securities (excluding U.S. government securities)	$	– 0	–	$	– 0	–
U.S. government securities		– 0	–		– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases			Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$	– 0	–	$1,644,651,728
U.S. government securities		– 0	–	– 0	–

12 AB Conservative Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$	– 0	–
Gross unrealized depreciation		(1)

Net unrealized depreciation		$(1)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the

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NOTES TO FINANCIAL STATEMENTS (continued)

expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the six months ended May 31, 2025, the Fund held purchased options for non-hedging purposes. During the six months ended May 31, 2025, the Fund held written options for non-hedging purposes.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Investments in securities, at value	$905,625,025

Equity contracts			Options written, at value	$24,608,634

Total		$905,625,025		$24,608,634

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$(21,563)	$(2,773,570)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	27,139	(1,156,075)

Total		$5,576	$(3,929,645)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Purchased Options:
Average notional amount	$788,041,024
Options Written:
Average notional amount	$1,475,562,368

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

ABFunds.com	AB Conservative Buffer ETF 15

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares			Amount
	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) November 30, 2024	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) November 30, 2024

Shares sold	4,850,000		65,900,028	$188,896,210		$2,473,663,303

Shares redeemed	– 0	–	(48,175,000)	– 0	–	(1,835,729,668)

Net increase	4,850,000		17,725,028	$188,896,210		$637,933,635

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. The Fund is exposed to market risk indirectly through its targeted exposure to the Underlying ETF.

Buffered Loss Risk—There can be no guarantee that the Hedge Period Buffer will be successful in protecting the Fund from the impact of Underlying ETF price declines. Despite the intended Hedge Period Buffer, a shareholder may lose money by investing in the Fund. Declines in excess of the Hedge Period Buffer may result in the loss of an investor’s entire investment. If, during a Hedge Period, an investor purchases shares of the Fund after the date on which the Fund has entered into FLEX Options or sells shares of the Fund prior to the expiration of the FLEX Options, the Hedge Period Buffer that the Fund seeks to provide may not be available and the investor may not receive the full, or any, benefit of the Hedge Period Buffer. The Fund does not provide principal protection, and an investor may experience significant losses on an investment in the Fund.

A blended portfolio of expiring options and new options could impact the Fund’s ability to realize the full, or any, benefit of the Hedge Period Buffer and may subject the Fund’s return to an upside limit that is slightly lower or higher than the Hedge Period Cap for the applicable Hedge Period. Accordingly, an investor may bear losses against which the Hedge Period Buffer is anticipated to protect and may be subject to an upside limit that is lower than the Hedge Period Cap.

Buffer/Cap Change Risk—A new Hedge Period Buffer and a new Hedge Period Cap are established each time the Options Portfolio is implemented, including after an Upside Ratchet event. The duration of a Hedge Period Cap or Hedge Period Buffer may vary.

16 AB Conservative Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Capped Upside Risk—If an investor purchases shares of the Fund after the first day of a Hedge Period and the value of the Underlying ETF shares is at or near to the Hedge Period Cap for that Hedge Period, there may be little or no ability for that investor to experience an investment gain on their Fund shares unless the Fund engages in an Upside Ratchet of the Fund’s Options Portfolio. If an investor does not hold its shares of the Fund for an entire Hedge Period, the returns realized by that investor may not replicate those the Fund seeks to achieve. If the Underlying ETF experiences gains during a Hedge Period in excess of the Hedge Period Cap, unless the Fund has engaged in an Upside Ratchet, the Fund will not participate in those gains beyond the Hedge Period Cap.

FLEX Options Correlation Risk—Although the value of the FLEX Options structure held by the Fund generally correlates with the share price of the Underlying ETF, the FLEX Options are exercisable at the strike price only on their expiration date, and their daily valuation will not change at the same percentage as the share price of the Underlying ETF. Accordingly, the Fund’s net asset value, or NAV, or market price will not directly correlate on a day-to-day basis with the share price of the Underlying ETF.

FLEX Options Liquidity Risk—The FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading market for FLEX Options may lack depth and liquidity when compared to the trading market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

FLEX Options Valuation Risk—FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of a FLEX Option prior to its expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of a FLEX Option, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the Underlying ETF. During periods of reduced market liquidity or in the

ABFunds.com	AB Conservative Buffer ETF 17

NOTES TO FINANCIAL STATEMENTS (continued)

absence of readily available market quotations for the holdings of the Fund, FLEX Options may become more difficult to value and the judgment of the Adviser, as the Fund’s valuation designee, may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Hedge Period Risk—The Fund’s investment strategy is designed to deliver returns that reference an Underlying ETF and are based on options contracts that are designed to be in place for 90-day periods, although in some cases, the Fund will hold options contracts of longer duration. The Fund may not hold its Options Portfolio for the full duration of the options contracts, and the Adviser may change the Options Portfolio at any time, which would begin a new Hedge Period. Information about the Fund’s holdings is available and updated daily at: www.abfunds.com. Investors acquiring shares of the Fund at different time periods will have different investment results based on the price of shares of the Underlying ETF and how the Hedge Period Buffer and Hedge Period Cap are applied. Engaging in Upside Ratchets may potentially cause the Fund to have a higher portfolio turnover rate, and higher cost, than a fund that does not actively adjust its options portfolio prior to expiration. There is no guarantee that any Upside Ratchet will be successfully implemented, or that it will deliver the desired investment result.

The Fund’s Hedge Period Cap and Hedge Period Buffer are designed to work over a particular time frame, the Hedge Period. Investors that acquire Fund shares after the Hedge Period has commenced, or sell Fund shares before the Hedge Period ends or an Upside Ratchet is performed, may have a different investment result than investors who held Fund shares during the entire Hedge Period. The degree to which an investor may benefit from the Hedge Period Buffer or Hedge Period Cap will depend on the point in time when the investor purchases Fund shares and whether the Adviser effectuates an Upside Ratchet. At the time of purchasing Fund shares, an investor may be unable to determine the Fund’s position relative to the Hedge Period Cap and Hedge Period Buffer. If the price of the Underlying ETF is near or has exceeded the strike price of the Fund’s Options Portfolio, there may be little remaining upside potential during a particular Hedge Period, until the Options Portfolio expires or the Adviser effectuates an Upside Ratchet. Investors purchasing Fund shares during this period would still remain subject to significant downside risk before the sought-after protection from the Hedge Period Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated Hedge Period Buffer, investors would also remain subject to significant downside risk and would receive no benefit from the Hedge Period Buffer. The Fund is continuously offered and a new Hedge Period begins after the end of the prior Hedge Period, with a new Hedge Period Cap and a new Hedge Period Buffer. An investor that holds Fund shares over multiple continuous Hedge Periods may have a different investment result than an investor holding Fund shares for one

18 AB Conservative Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Hedge Period. The Fund’s return is measured, with respect to the Hedge Period Cap and Hedge Period Buffer, over a single Hedge Period. The Fund’s return over a period longer than a single Hedge Period could differ in amount and direction from the return of the Underlying ETF.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders. The Fund’s higher portfolio turnover could also result in deferral of losses, acceleration of gains or treatment of short-term capital gains as ordinary income, all of which could adversely impact Fund shareholders.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security, such as the Underlying ETF, may have a more significant effect, either negative or positive, on the Fund’s NAV.

Underlying ETF Risk—The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500 Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to differences between the portfolio of the ETF and the components of the index, expenses, and other factors.

The risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX options.

ABFunds.com	AB Conservative Buffer ETF 19

NOTES TO FINANCIAL STATEMENTS (continued)

Equity Securities Risk—The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Large-Capitalization Companies Risk—The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small- and/or mid-capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different parts of market cycles.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units (as defined below) primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

20 AB Conservative Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—The Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (“Nasdaq” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

ABFunds.com	AB Conservative Buffer ETF 21

NOTES TO FINANCIAL STATEMENTS (continued)

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Tax Risk—The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of some aspects of the Fund’s investment operations are not guaranteed. There are some uncertainties in how the Code would apply to the Fund’s options strategy and hedging strategies, and the application of “straddle” rules, and loss limitation provisions of the Code. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. The Fund also intends to treat the issuer of FLEX Options as a referenced asset for federal income tax purposes. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. If the income is not qualifying income, or if the issuer of the FLEX Options is not appropriately treated as the referenced asset, or if the Fund cannot distribute the correct percentage of all income annually, the Fund could lose its status as a RIC, which could cause the Fund’s income to be taxed at higher rates. If a shareholder purchases Fund shares after the hedge period has begun, or shortly before a distribution by the Fund, then the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

22 AB Conservative Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

2024
Distributions paid from:
Ordinary income	$	– 0	–

Total taxable distributions	$	– 0	–

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(54,938,867	)(a)
Unrealized appreciation (depreciation)	3,926,948	(b)

Total accumulated earnings (deficit)	$(51,011,919)

(a)	As of November 30, 2024, the Fund had a net capital loss carryforward of $54,938,867.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

ABFunds.com	AB Conservative Buffer ETF 23

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $54,938,867, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

24 AB Conservative Buffer ETF	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) November 30, 2024

Net asset value, beginning of period	$ 39.31	$ 35.00

Income From Investment Operations

Net investment loss(b)(c)	(.13)	(.24)

Net realized and unrealized gain (loss) on investment transactions	(.23)	4.55

Net increase (decrease) in net asset value from operations	(.36)	4.31

Net asset value, end of period	$ 38.95	$ 39.31

Total Return

Total investment return based on net asset value(d)	(.92)%	12.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$879,235	$696,739

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.69%^	.69	%^

Expenses, before waivers/reimbursements(e)	.69%^	.69	%^

Net investment loss(c)	(.67 )%^	(.66	)%^

Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024
Net of waivers/reimbursements	.69%	.69%
Before waivers/reimbursements	.69%	.69%

(f)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Conservative Buffer ETF 25

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Conservative Buffer ETF (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

26 AB Conservative Buffer ETF	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

ABFunds.com	AB Conservative Buffer ETF 27

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also

28 AB Conservative Buffer ETF	ABFunds.com

had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Conservative Buffer ETF 29

NOTES

30 AB Conservative Buffer ETF	ABFunds.com

NOTES

ABFunds.com	AB Conservative Buffer ETF 31

NOTES

32 AB Conservative Buffer ETF	ABFunds.com

AB CONSERVATIVE BUFFER ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-CB-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CORPORATE BOND ETF

(NASDAQ: EYEG)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

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The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 97.6%
Industrial – 48.9%
Basic – 1.6%
Amcor Flexibles North America, Inc. 4.80%, 03/17/2028(a)	$25	$25,067
5.10%, 03/17/2030(a)	25	25,171
Amcor Group Finance PLC 5.45%, 05/23/2029	22	22,408
Dow Chemical Co. (The) 5.35%, 03/15/2035	27	26,173
EIDP, Inc. 5.125%, 05/15/2032	26	26,258
Glencore Funding LLC 4.907%, 04/01/2028(a)	27	27,123
5.186%, 04/01/2030(a)	13	13,156
5.673%, 04/01/2035(a)	27	27,078
6.141%, 04/01/2055(a)	25	24,536
Huntsman International LLC 4.50%, 05/01/2029	127	118,910
LYB International Finance III LLC 6.15%, 05/15/2035	7	7,106
Nutrien Ltd. 4.50%, 03/12/2027	12	11,992
Rio Tinto Finance USA PLC 4.875%, 03/14/2030	25	25,283
5.00%, 03/14/2032	25	25,119
5.25%, 03/14/2035	25	24,936

		430,316

Capital Goods – 2.1%
3M Co. 2.875%, 10/15/2027	136	131,190
3.375%, 03/01/2029	136	130,628
CNH Industrial Capital LLC 4.75%, 03/21/2028	20	20,037
Lockheed Martin Corp. 5.20%, 02/15/2064	126	112,936
5.90%, 11/15/2063	60	60,764
Northrop Grumman Corp. 5.25%, 07/15/2035	9	9,029
Regal Rexnord Corp. 6.05%, 04/15/2028	34	34,898
RTX Corp. 3.125%, 05/04/2027	29	28,326
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	26	26,148

		553,956

ABFunds.com	AB Corporate Bond ETF 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Communications - Media – 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484%, 10/23/2045	$128	$122,894
Comcast Corp. 5.50%, 05/15/2064	73	66,434
Paramount Global 4.375%, 03/15/2043	51	37,202
5.85%, 09/01/2043	26	22,344
6.875%, 04/30/2036	85	86,475
7.875%, 07/30/2030	104	114,609
Time Warner Cable LLC 6.55%, 05/01/2037	116	116,592
6.75%, 06/15/2039	33	33,316
7.30%, 07/01/2038	113	120,138
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	136	115,552
5.05%, 03/15/2042	53	38,159
5.141%, 03/15/2052	155	100,435

		974,150

Communications - Telecommunications – 1.0%
AT&T, Inc. 4.70%, 08/15/2030	26	26,085
5.375%, 08/15/2035	26	26,142
6.05%, 08/15/2056	26	26,070
Corning, Inc. 5.45%, 11/15/2079	131	113,357
T-Mobile USA, Inc. 5.30%, 05/15/2035	27	26,909
5.875%, 11/15/2055	27	26,333
Verizon Communications, Inc. 5.25%, 04/02/2035	27	26,877

		271,773

Consumer Cyclical - Automotive – 3.8%
American Honda Finance Corp. Series G 4.45%, 10/22/2027	25	24,936
BMW US Capital LLC 4.65%, 03/19/2027(a)	26	26,061
5.05%, 03/21/2030(a)	26	26,223
5.40%, 03/21/2035(a)	26	25,667
Cummins, Inc. 5.45%, 02/20/2054	123	115,834
Ford Motor Co. 5.291%, 12/08/2046	157	123,716
General Motors Co. 5.15%, 04/01/2038	19	17,135

2 AB Corporate Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.40%, 04/01/2048	$33	$27,759
General Motors Financial Co., Inc. 1.50%, 06/10/2026	52	50,243
2.70%, 08/20/2027	68	64,726
4.00%, 10/06/2026	17	16,804
5.00%, 04/09/2027	6	6,009
5.00%, 07/15/2027	26	26,024
5.05%, 04/04/2028	27	27,072
5.35%, 07/15/2027	25	25,187
5.35%, 01/07/2030	25	25,014
5.45%, 07/15/2030	26	26,044
5.55%, 07/15/2029	14	14,146
5.625%, 04/04/2032	15	14,898
5.90%, 01/07/2035	25	24,669
6.10%, 01/07/2034	119	119,665
6.15%, 07/15/2035	26	26,087
Hyundai Capital America 4.85%, 03/25/2027(a)	27	26,972
5.15%, 03/27/2030(a)	27	27,014
5.40%, 03/29/2032(a)	27	26,849
Magna International, Inc. 5.875%, 06/01/2035	10	10,068
Toyota Motor Credit Corp. 4.50%, 05/14/2027	26	26,081
4.80%, 05/15/2030	26	26,165

		997,068

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034	34	34,442

Consumer Cyclical - Other – 0.9%
DR Horton, Inc. 4.85%, 10/15/2030	19	18,971
Las Vegas Sands Corp. 3.90%, 08/08/2029	129	121,008
5.625%, 06/15/2028	20	20,048
6.00%, 06/14/2030	16	16,172
Marriott International, Inc./MD 5.10%, 04/15/2032	8	7,969
5.50%, 04/15/2037	46	44,913

		229,081

Consumer Cyclical - Restaurants – 0.5%
McDonald’s Corp. 3.50%, 03/01/2027	40	39,468
Starbucks Corp. 4.50%, 05/15/2028	26	25,981
4.80%, 05/15/2030	26	26,088

ABFunds.com	AB Corporate Bond ETF 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.40%, 05/15/2035	$26	$26,060

		117,597

Consumer Cyclical - Retailers – 2.2%
7-Eleven, Inc. 1.80%, 02/10/2031(a)	150	124,551
Alimentation Couche-Tard, Inc. 3.55%, 07/26/2027(a)	123	120,284
3.80%, 01/25/2050(a)	62	42,928
AutoZone, Inc. 5.125%, 06/15/2030	16	16,254
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052	165	113,137
Home Depot, Inc. (The) 4.95%, 09/15/2052	77	68,206
5.30%, 06/25/2054	25	23,379
Lowe’s Cos., Inc. 5.80%, 09/15/2062	35	32,749
Tapestry, Inc. 5.50%, 03/11/2035	25	24,519

		566,007

Consumer Non-Cyclical – 11.3%
AbbVie, Inc. 5.50%, 03/15/2064	123	116,864
Altria Group, Inc. 3.40%, 02/04/2041	181	130,847
3.875%, 09/16/2046	23	16,485
4.25%, 08/09/2042	165	130,406
4.875%, 02/04/2028	25	25,228
5.625%, 02/06/2035	25	25,104
BAT Capital Corp. 5.35%, 08/15/2032	15	15,148
5.625%, 08/15/2035	25	25,052
6.25%, 08/15/2055	25	24,619
Bristol-Myers Squibb Co. 4.35%, 11/15/2047	34	27,630
5.55%, 02/22/2054	25	23,729
5.65%, 02/22/2064	122	115,649
6.40%, 11/15/2063	111	116,720
Cardinal Health, Inc. 3.41%, 06/15/2027	133	130,387
5.125%, 02/15/2029	51	51,944
5.35%, 11/15/2034	25	24,929
Cargill, Inc. 5.125%, 02/11/2035(a)	26	25,730
Cencora, Inc. 3.45%, 12/15/2027	133	129,741

4 AB Corporate Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CommonSpirit Health 3.817%, 10/01/2049	$127	$90,661
4.187%, 10/01/2049	154	115,659
Constellation Brands, Inc. 4.80%, 05/01/2030	26	25,979
CSL Finance PLC 4.75%, 04/27/2052(a)	44	36,632
CVS Health Corp. 6.00%, 06/01/2044	25	23,952
Dentsply Sirona, Inc. 3.25%, 06/01/2030	138	124,523
Eli Lilly & Co. 5.20%, 08/14/2064	13	11,986
Gilead Sciences, Inc. 5.10%, 06/15/2035	25	24,863
Hershey Co. (The) 4.95%, 02/24/2032	25	25,317
Illumina, Inc. 4.65%, 09/09/2026	25	24,974
Johnson & Johnson 5.00%, 03/01/2035	20	20,180
Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	26	25,878
5.10%, 03/15/2027	126	127,184
Kraft Heinz Foods Co. 5.20%, 03/15/2032	25	25,057
Kroger Co. (The) 5.00%, 09/15/2034	23	22,409
Mars, Inc. 4.45%, 03/01/2027(a)	28	28,029
4.60%, 03/01/2028(a)	16	16,076
4.80%, 03/01/2030(a)	28	28,176
5.00%, 03/01/2032(a)	28	28,109
5.20%, 03/01/2035(a)	28	27,918
5.65%, 05/01/2045(a)	133	130,561
McKesson Corp. 4.65%, 05/30/2030	26	26,035
4.95%, 05/30/2032	26	26,076
Molson Coors Beverage Co. 3.00%, 07/15/2026	122	119,960
Mylan, Inc. 5.20%, 04/15/2048	82	61,679
Northwell Healthcare, Inc. 3.809%, 11/01/2049	131	92,329
4.26%, 11/01/2047	166	127,063
PepsiCo, Inc. 5.00%, 02/07/2035	26	25,967

ABFunds.com	AB Corporate Bond ETF 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Philip Morris International, Inc. 2.10%, 05/01/2030	$96	$85,364
4.125%, 04/28/2028	26	25,838
4.375%, 11/01/2027	25	24,997
4.375%, 04/30/2030	26	25,707
4.875%, 04/30/2035	26	25,160
4.90%, 11/01/2034	25	24,492
5.25%, 02/13/2034	25	25,131
Sysco Corp. 3.30%, 07/15/2026	88	86,838
5.10%, 09/23/2030	24	24,339

		2,967,310

Energy – 3.0%
APA Infrastructure Ltd. 5.125%, 09/16/2034(a)	75	72,225
Energy Transfer LP 6.20%, 04/01/2055	25	23,620
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	122	120,159
Kinder Morgan, Inc. 5.15%, 06/01/2030	26	26,260
ONEOK, Inc. 5.70%, 11/01/2054	36	32,238
5.85%, 11/01/2064	91	81,471
6.625%, 09/01/2053	111	112,060
Targa Resources Corp. 6.50%, 02/15/2053	132	130,074
Woodside Finance Ltd. 4.90%, 05/19/2028	26	25,998
5.70%, 05/19/2032	26	25,969
5.70%, 09/12/2054	125	108,675
6.00%, 05/19/2035	19	18,886

		777,635

Services – 2.1%
Amazon.com, Inc. 4.10%, 04/13/2062	12	9,158
eBay, Inc. 3.60%, 06/05/2027	80	78,796
Mastercard, Inc. 4.95%, 03/15/2032	25	25,464
PayPal Holdings, Inc. 5.05%, 06/01/2052	143	126,835
5.50%, 06/01/2054	25	23,572
RELX Capital, Inc. 4.75%, 03/27/2030	27	27,219
5.25%, 03/27/2035	130	130,478

6 AB Corporate Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

S&P Global, Inc. 2.45%, 03/01/2027	$135	$130,941

		552,463

Technology – 14.8%
Allegion US Holding Co., Inc. 5.60%, 05/29/2034	109	109,936
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	7	6,165
Cisco Systems, Inc. 4.75%, 02/24/2030	25	25,401
Concentrix Corp. 6.60%, 08/02/2028	116	121,723
6.65%, 08/02/2026	116	118,059
Dell International LLC/EMC Corp. 4.75%, 04/01/2028	25	25,107
5.00%, 04/01/2030	25	25,132
5.30%, 04/01/2032	25	25,109
5.50%, 04/01/2035	25	24,692
Fortive Corp. 3.15%, 06/15/2026	108	106,372
Hewlett Packard Enterprise Co. 4.45%, 09/25/2026	70	69,896
Honeywell International, Inc. 1.10%, 03/01/2027	139	131,515
2.50%, 11/01/2026	132	128,593
5.25%, 03/01/2054	127	117,815
HP, Inc. 3.00%, 06/17/2027	119	115,124
5.40%, 04/25/2030	26	26,329
6.10%, 04/25/2035	26	26,300
Intel Corp. 3.15%, 05/11/2027	27	26,255
3.75%, 03/25/2027	10	9,855
4.10%, 05/19/2046	98	70,996
4.80%, 10/01/2041	144	120,540
International Business Machines Corp. 1.70%, 05/15/2027	119	113,239
1.95%, 05/15/2030	145	127,906
2.95%, 05/15/2050	195	120,173
4.90%, 07/27/2052	88	75,975
Keysight Technologies, Inc. 5.35%, 07/30/2030	26	26,541
Lam Research Corp. 4.875%, 03/15/2049	115	101,763
Leidos, Inc. 4.375%, 05/15/2030	127	123,755
5.40%, 03/15/2032	24	24,173
5.50%, 03/15/2035	24	23,934

ABFunds.com	AB Corporate Bond ETF 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Microchip Technology, Inc. 4.90%, 03/15/2028	$25	$25,085
Micron Technology, Inc. 6.05%, 11/01/2035	25	25,483
Motorola Solutions, Inc. 5.00%, 04/15/2029	5	5,054
NetApp, Inc. 5.50%, 03/17/2032	25	25,329
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.65%, 02/15/2032	152	129,553
3.40%, 05/01/2030	33	30,821
4.30%, 06/18/2029	130	127,478
Open Text Corp. 6.90%, 12/01/2027(a)	125	128,814
Oracle Corp. 2.65%, 07/15/2026	115	112,557
3.85%, 04/01/2060	138	91,748
4.80%, 08/03/2028	24	24,248
5.25%, 02/03/2032	10	10,149
5.50%, 08/03/2035	20	20,099
6.00%, 08/03/2055	24	23,277
6.125%, 08/03/2065	24	23,293
Qorvo, Inc. 4.375%, 10/15/2029	129	123,875
QUALCOMM, Inc. 6.00%, 05/20/2053	116	119,088
ServiceNow, Inc. 1.40%, 09/01/2030	154	131,685
Texas Instruments, Inc. 4.50%, 05/23/2030	26	26,080
5.05%, 05/18/2063	24	21,150
5.10%, 05/23/2035	26	26,121
5.15%, 02/08/2054	86	78,593
Tyco Electronics Group SA 4.50%, 02/09/2031	26	25,625
VMware LLC 1.80%, 08/15/2028	140	128,188
3.90%, 08/21/2027	123	121,338
Workday, Inc. 3.50%, 04/01/2027	131	128,781

		3,901,885

Transportation - Airlines – 1.0%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	133	132,435
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 04/15/2029	128	130,016

		262,451

8 AB Corporate Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.8%
Element Fleet Management Corp. 5.037%, 03/25/2030(a)	$27	$26,896
5.643%, 03/13/2027(a)	32	32,459
Ryder System, Inc. 4.85%, 06/15/2030	26	25,839
4.90%, 12/01/2029	85	85,143
5.00%, 03/15/2030	25	25,087
United Parcel Service, Inc. 5.95%, 05/14/2055	26	25,859

		221,283

		12,857,417

Financial Institutions – 43.3%
Banking – 21.2%
Ally Financial, Inc. 5.737%, 05/15/2029	20	20,195
American Express Co. 4.731%, 04/25/2029	26	26,148
5.016%, 04/25/2031	26	26,295
5.085%, 01/30/2031	25	25,366
5.098%, 02/16/2028	41	41,383
5.389%, 07/28/2027	119	120,036
5.532%, 04/25/2030	24	24,803
5.667%, 04/25/2036	26	26,513
5.915%, 04/25/2035	17	17,546
Bank of America Corp. 1.734%, 07/22/2027	127	122,841
3.419%, 12/20/2028	84	81,513
3.705%, 04/24/2028	45	44,238
4.376%, 04/27/2028	35	34,834
4.623%, 05/09/2029	26	26,000
5.464%, 05/09/2036	26	26,184
5.511%, 01/24/2036	24	24,205
5.518%, 10/25/2035	25	24,507
5.744%, 02/12/2036	94	93,381
Series G 3.593%, 07/21/2028	124	121,325
Bank of Montreal 2.65%, 03/08/2027	132	128,180
4.567%, 09/10/2027	46	45,956
Bank of New York Mellon Corp. (The) 4.89%, 07/21/2028	25	25,252
Canadian Imperial Bank of Commerce 4.508%, 09/11/2027	18	17,974
5.237%, 06/28/2027	24	24,357
5.245%, 01/13/2031	25	25,406

ABFunds.com	AB Corporate Bond ETF 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital One Financial Corp. 2.359%, 07/29/2032	$149	$123,235
3.75%, 07/28/2026	122	120,530
5.463%, 07/26/2030	25	25,468
7.964%, 11/02/2034	111	127,026
Citigroup, Inc. 3.668%, 07/24/2028	61	59,644
3.887%, 01/10/2028	122	120,437
4.542%, 09/19/2030	25	24,678
4.786%, 03/04/2029	27	27,035
5.333%, 03/27/2036	27	26,662
5.827%, 02/13/2035	132	131,545
6.02%, 01/24/2036	24	24,076
6.174%, 05/25/2034	126	128,946
Citizens Financial Group, Inc. 5.253%, 03/05/2031	16	16,026
5.718%, 07/23/2032	25	25,508
Comerica, Inc. 5.982%, 01/30/2030	118	119,966
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	112	107,582
3.615%, 03/15/2028	124	121,758
4.017%, 10/31/2038	55	46,830
4.692%, 10/23/2030	25	24,897
4.937%, 04/23/2028	28	28,124
5.049%, 07/23/2030	25	25,224
5.218%, 04/23/2031	26	26,393
5.33%, 07/23/2035	25	24,819
5.536%, 01/28/2036	24	24,172
5.727%, 04/25/2030	13	13,440
5.851%, 04/25/2035	18	18,550
HSBC Holdings PLC 6.50%, 09/15/2037	121	125,135
JPMorgan Chase & Co. 2.947%, 02/24/2028	91	88,566
2.956%, 05/13/2031	136	123,564
3.54%, 05/01/2028	134	131,441
3.782%, 02/01/2028	121	119,410
4.603%, 10/22/2030	25	24,854
5.04%, 01/23/2028	25	25,166
5.103%, 04/22/2031	26	26,381
5.14%, 01/24/2031	24	24,365
5.502%, 01/24/2036	24	24,305
5.571%, 04/22/2028	24	24,442
5.581%, 04/22/2030	24	24,783
5.766%, 04/22/2035	24	24,822
Morgan Stanley 2.475%, 01/21/2028	13	12,554

10 AB Corporate Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.21%, 04/20/2028	$96	$95,311
4.994%, 04/12/2029	26	26,243
5.164%, 04/20/2029	6	6,083
5.173%, 01/16/2030	25	25,394
5.192%, 04/17/2031	26	26,375
5.23%, 01/15/2031	24	24,364
5.449%, 07/20/2029	116	118,683
5.656%, 04/18/2030	14	14,456
5.664%, 04/17/2036	26	26,455
Series G 1.512%, 07/20/2027	95	91,674
3.772%, 01/24/2029	123	120,368
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	84	79,692
4.899%, 05/13/2031	26	26,037
5.068%, 01/24/2034	104	102,779
5.30%, 01/21/2028	5	5,057
5.401%, 07/23/2035	25	24,945
5.492%, 05/14/2030	8	8,228
5.575%, 01/29/2036	6	6,048
5.676%, 01/22/2035	12	12,244
6.615%, 10/20/2027	117	120,250
Royal Bank of Canada Series G 5.153%, 02/04/2031	24	24,348
Santander Holdings USA, Inc. 2.49%, 01/06/2028	128	123,008
5.473%, 03/20/2029	28	28,224
5.741%, 03/20/2031	15	15,165
6.499%, 03/09/2029	111	114,917
State Street Corp. 4.543%, 04/24/2028	10	10,023
Synchrony Financial 2.875%, 10/28/2031	138	116,887
3.95%, 12/01/2027	118	114,741
5.935%, 08/02/2030	28	28,388
Toronto-Dominion Bank (The) 4.574%, 06/02/2028	26	26,018
4.808%, 06/03/2030	26	26,022
4.861%, 01/31/2028	25	25,235
5.298%, 01/30/2032	17	17,240
Truist Financial Corp. 5.071%, 05/20/2031	25	25,131
5.435%, 01/24/2030	25	25,562
US Bancorp 4.967%, 07/22/2033	45	43,737
5.046%, 02/12/2031	26	26,197
5.083%, 05/15/2031	26	26,222

ABFunds.com	AB Corporate Bond ETF 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.424%, 02/12/2036	$26	$25,922
Wells Fargo & Co. 3.526%, 03/24/2028	134	131,391
4.97%, 04/23/2029	26	26,202
5.15%, 04/23/2031	26	26,321
5.605%, 04/23/2036	26	26,306

		5,570,690

Brokerage – 1.5%
Apollo Global Management, Inc. 5.80%, 05/21/2054	49	46,833
BGC Group, Inc. 6.15%, 04/02/2030(a)	25	25,001
Blue Owl Finance LLC 6.25%, 04/18/2034	126	127,813
Cantor Fitzgerald LP 7.20%, 12/12/2028(a)	77	80,999
Raymond James Financial, Inc. 4.95%, 07/15/2046	136	119,589

		400,235

Finance – 8.1%
Apollo Debt Solutions BDC 6.70%, 07/29/2031	115	118,169
6.90%, 04/13/2029	93	96,437
Ares Capital Corp. 5.50%, 09/01/2030	26	25,803
5.80%, 03/08/2032	25	24,621
Ares Strategic Income Fund 5.70%, 03/15/2028	25	25,023
Aviation Capital Group LLC 4.75%, 04/14/2027(a)	8	7,974
5.125%, 04/10/2030(a)	27	26,852
Avolon Holdings Funding Ltd. 5.375%, 05/30/2030(a)	27	27,082
Blackstone Secured Lending Fund 5.30%, 06/30/2030	134	131,687
5.875%, 11/15/2027	24	24,404
Blue Owl Capital Corp. 5.95%, 03/15/2029	132	131,912
6.20%, 07/15/2030	26	26,134
Blue Owl Credit Income Corp. 5.80%, 03/15/2030	130	128,707
6.60%, 09/15/2029	126	128,832
Brookfield Finance, Inc. 3.50%, 03/30/2051	13	8,521
4.70%, 09/20/2047	156	128,500
5.813%, 03/03/2055	27	25,542
5.968%, 03/04/2054	131	126,834

12 AB Corporate Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

FS KKR Capital Corp. 3.125%, 10/12/2028	$146	$132,228
6.125%, 01/15/2030	25	24,624
6.875%, 08/15/2029	24	24,411
Golub Capital Private Credit Fund 5.875%, 05/01/2030(a)	23	22,816
HA Sustainable Infrastructure Capital, Inc. 6.375%, 07/01/2034	125	121,984
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)	125	121,665
HPS Corporate Lending Fund 5.30%, 06/05/2027(a)	26	25,928
5.85%, 06/05/2030(a)	26	25,930
KKR Group Finance Co. III LLC 5.125%, 06/01/2044(a)	143	125,922
Macquarie Airfinance Holdings Ltd. 5.20%, 03/27/2028(a)	27	27,089
Morgan Stanley Direct Lending Fund 6.00%, 05/19/2030	26	26,086
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	26	25,662
Oaktree Strategic Credit Fund 6.50%, 07/23/2029	117	118,412
Sixth Street Lending Partners 5.75%, 01/15/2030	25	24,863
6.125%, 07/15/2030(a)	25	25,263
6.50%, 03/11/2029	10	10,263
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030	25	24,888

		2,121,068

Financial Services – 0.5%
Five Corners Funding Trust III 5.791%, 02/15/2033(a)	108	110,680
Sammons Financial Group Global Funding 5.05%, 01/10/2028(a)	25	25,272

		135,952

Insurance – 6.1%
American National Global Funding 5.25%, 06/03/2030(a)	26	25,957
Athene Holding Ltd. 6.25%, 04/01/2054	25	23,869
6.625%, 05/19/2055	26	25,919
Centene Corp. 3.375%, 02/15/2030	96	87,466
Cigna Group (The) 5.60%, 02/15/2054	125	115,475

ABFunds.com	AB Corporate Bond ETF 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CNO Global Funding 4.875%, 12/10/2027(a)	$25	$25,067
4.95%, 09/09/2029(a)	25	24,965
5.875%, 06/04/2027(a)	24	24,554
Elevance Health, Inc. 5.85%, 11/01/2064	121	113,888
Fairfax Financial Holdings Ltd. 5.75%, 05/20/2035(a)	25	24,956
6.50%, 05/20/2055(a)	25	24,779
Guardian Life Global Funding 4.798%, 04/28/2030(a)	25	25,215
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)	121	114,080
Marsh & McLennan Cos., Inc. 5.40%, 03/15/2055	25	23,354
MetLife, Inc. 9.25%, 04/08/2068(a)	102	119,164
New York Life Global Funding 4.40%, 04/25/2028(a)	26	26,048
4.60%, 06/03/2030(a)	26	26,100
New York Life Insurance Co. 4.45%, 05/15/2069(a)	152	114,831
Northwestern Mutual Global Funding 4.60%, 06/03/2030(a)	26	26,063
Northwestern Mutual Life Insurance Co. (The) 6.17%, 05/29/2055(a)	26	26,700
Pacific Life Global Funding II 4.45%, 05/01/2028(a)	25	25,037
Prudential Financial, Inc. 4.50%, 09/15/2047	76	74,379
5.70%, 09/15/2048	132	131,820
RGA Global Funding 5.25%, 01/09/2030(a)	25	25,481
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)	115	119,955
UnitedHealth Group, Inc. 5.375%, 04/15/2054	25	22,501
5.625%, 07/15/2054	71	66,394
5.75%, 07/15/2064	119	111,010
Unum Group 6.00%, 06/15/2054	25	24,042

		1,619,069

REITs – 5.9%
Agree LP 5.60%, 06/15/2035	26	26,088
American Homes 4 Rent LP 4.95%, 06/15/2030	26	25,989

14 AB Corporate Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Tower Corp. 2.75%, 01/15/2027	$131	$127,230
4.90%, 03/15/2030	130	130,719
5.35%, 03/15/2035	25	25,113
Boston Properties LP 2.75%, 10/01/2026	126	122,582
CBRE Services, Inc. 4.80%, 06/15/2030	26	25,849
5.50%, 04/01/2029	118	121,240
5.95%, 08/15/2034	119	122,876
Cousins Properties LP 5.25%, 07/15/2030	26	26,166
Crown Castle, Inc. 2.90%, 03/15/2027	136	131,891
5.00%, 01/11/2028	61	61,359
5.60%, 06/01/2029	123	126,301
Host Hotels & Resorts LP 5.70%, 06/15/2032	131	130,325
Piedmont Operating Partnership LP 6.875%, 07/15/2029	25	25,888
Safehold GL Holdings LLC 5.65%, 01/15/2035	25	24,421
Store Capital LLC 5.40%, 04/30/2030(a)	26	25,894
VICI Properties LP 4.75%, 04/01/2028	25	24,988
WEA Finance LLC 2.875%, 01/15/2027(a)	126	121,942
3.50%, 06/15/2029(a)	131	124,202

		1,551,063

		11,398,077

Utility – 5.4%
Electric – 5.3%
AEP Texas, Inc. 5.70%, 05/15/2034	25	25,078
AEP Transmission Co. LLC 5.15%, 04/01/2034	12	11,904
5.375%, 06/15/2035	14	14,060
Ameren Illinois Co. 5.625%, 03/01/2055	27	26,029
Constellation Energy Generation LLC 6.50%, 10/01/2053	112	117,461
Dominion Energy, Inc. 4.60%, 05/15/2028	26	26,066
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027	133	127,641
4.85%, 02/04/2028	24	24,259
5.65%, 05/01/2079	123	119,984

ABFunds.com	AB Corporate Bond ETF 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

NSTAR Electric Co. 4.85%, 03/01/2030	$27	$27,191
Oklahoma Gas & Electric Co. 5.80%, 04/01/2055	27	26,272
Oncor Electric Delivery Co. LLC 4.50%, 03/20/2027(a)	26	26,054
5.35%, 04/01/2035(a)	20	20,049
5.55%, 06/15/2054	25	23,545
5.80%, 04/01/2055(a)	26	25,270
Pacific Gas & Electric Co. 3.30%, 12/01/2027	129	124,010
3.75%, 07/01/2028	129	124,351
5.70%, 03/01/2035	27	26,573
Pinnacle West Capital Corp. 4.90%, 05/15/2028	26	26,188
5.15%, 05/15/2030	26	26,315
San Diego Gas & Electric Co. 5.40%, 04/15/2035	27	27,080
Southern California Edison Co. 5.25%, 03/15/2030	88	88,373
5.30%, 03/01/2028	128	129,333
5.85%, 11/01/2027	70	71,565
6.20%, 09/15/2055	25	23,358
Southwestern Public Service Co. 6.00%, 06/01/2054	25	24,505
Xcel Energy, Inc. 4.75%, 03/21/2028	26	26,128
5.60%, 04/15/2035	26	26,004

		1,384,646

Other Utility – 0.1%
American Water Capital Corp. 5.25%, 03/01/2035	27	26,939

		1,411,585

Total Corporates – Investment Grade (cost $25,790,178)		25,667,079

	Shares
SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $569,950)	569,950	569,950

Total Investments – 99.8% (cost $26,360,128)		26,237,029
Other assets less liabilities – 0.2%		65,448

Net Assets – 100.0%		$26,302,477

16 AB Corporate Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	8	September 2025	$900,375	$1,750
U.S. Long Bond (CBT) Futures	17	September 2025	1,917,281	3,984
U.S. T-Note 5 Yr (CBT) Futures	15	September 2025	1,622,813	10,547

Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	14	September 2025	2,904,125	(3,391)
U.S. T-Note 10 Yr (CBT) Futures	4	September 2025	443,000	(2,101)
U.S. Ultra Bond (CBT) Futures	4	September 2025	464,250	(797)

				$9,992

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $3,123,576 or 11.9% of net assets.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Corporate Bond ETF 17

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $25,790,178)	$25,667,079
Affiliated issuers (cost $569,950)	569,950
Cash collateral due from broker	85,622
Interest receivable	299,298
Affiliated dividends receivable	1,489
Receivable due from Adviser	77

Total assets	26,623,515

Liabilities
Payable for investment securities purchased	311,179
Advisory fee payable	6,897
Payable for variation margin on futures	2,962

Total liabilities	321,038

Net Assets	$26,302,477

Composition of Net Assets
Capital stock, at par	$75
Additional paid-in capital	26,387,452
Accumulated loss	(85,050)

Net Assets	$26,302,477

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 750,028 common shares outstanding)	$35.07

See notes to financial statements.

18 AB Corporate Bond ETF	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$689,742
Dividends—Affiliated issuers	8,016	$697,758

Expenses
Advisory fee (see Note B)	38,708

Total expenses before bank overdraft expense	38,708
Bank overdraft expense	120

Total expenses	38,828
Less: expenses waived and reimbursed by the Adviser (see Note B)	(391)

Net expenses		38,437

Net investment income		659,321

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(61,730)
In-kind redemptions		66,813
Futures		(57,938)
Net change in unrealized appreciation (depreciation) of:
Investments		(561,436)
Futures		(10,453)

Net loss on investment transactions		(624,744)

Net Increase in Net Assets from Operations		$34,577

See notes to financial statements.

ABFunds.com	AB Corporate Bond ETF 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) to November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$659,321		$1,238,291
Net realized gain (loss) on investment transactions	(52,855)		258,944
Net change in unrealized appreciation (depreciation) of investments	(571,889)		458,782
Contributions from Affiliates (see Note B)	– 0	–	69

Net increase in net assets from operations	34,577		1,956,086
Distribution to Shareholders	(861,859)		(1,119,835)
Transactions in Shares of the Fund
Net increase	1,771,250		24,514,930
Other capital	67		7,261

Total increase	944,035		25,358,442
Net Assets
Beginning of period	25,358,442		– 0	–

End of period	$26,302,477		$25,358,442

(a)	Commencement of operations.

See notes to financial statements.

20 AB Corporate Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Corporate Bond ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on December 13, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day

ABFunds.com	AB Corporate Bond ETF 21

NOTES TO FINANCIAL STATEMENTS (continued)

of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants

22 AB Corporate Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$25,667,079		$	– 0	–	$25,667,079
Short-Term Investments		569,950		– 0	–		– 0	–	569,950

Total Investments in Securities		569,950		25,667,079			– 0	–	26,237,029

ABFunds.com	AB Corporate Bond ETF 23

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1	Level 2			Level 3			Total
Other Financial Instruments(a):
Assets:
Futures	$16,281	$	– 0	–	$	– 0	–	$16,281	(b)
Liabilities:
Futures	(6,289)		– 0	–		– 0	–	(6,289	)(b)

Total	$579,942		$25,667,079		$	– 0	–	$26,247,021

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

24 AB Corporate Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information

ABFunds.com	AB Corporate Bond ETF 25

NOTES TO FINANCIAL STATEMENTS (continued)

available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .30% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $391.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$511	$6,549	$6,490	$570	$8

During the period ended November 30, 2024, the Adviser reimbursed the Fund $69 for trading losses incurred due to NAV error.

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

26 AB Corporate Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$12,397,729		$11,277,585
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$7,399,525		$6,915,088
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$233,070
Gross unrealized depreciation	(346,177)

Net unrealized depreciation	$(113,107)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign

ABFunds.com	AB Corporate Bond ETF 27

NOTES TO FINANCIAL STATEMENTS (continued)

currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2025, the Fund held futures for hedging purposes.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$16,281	*	Payable for variation margin on futures	$6,289	*

Total		$16,281			$6,289

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

28 AB Corporate Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(57,938)	$(10,453)

Total		$(57,938)	$(10,453)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Futures:
Average notional amount of buy contracts	$6,479,781
Average notional amount of sale contracts	$5,784,367

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

ABFunds.com	AB Corporate Bond ETF 29

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024

Shares sold	300,000	900,028	$10,574,470	$31,674,325

Shares redeemed	(250,000)	(200,000)	(8,803,220)	(7,159,395)

Net increase	50,000	700,028	$1,771,250	$24,514,930

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

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NOTES TO FINANCIAL STATEMENTS (continued)

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

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NOTES TO FINANCIAL STATEMENTS (continued)

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (“Nasdaq” or an “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in

32 AB Corporate Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units (as defined below) primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

ABFunds.com	AB Corporate Bond ETF 33

NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Many of these techniques incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

2024
Distributions paid from:
Ordinary income	$1,119,835

Total taxable distributions paid	$1,119,835

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$307,773
Unrealized appreciation (depreciation)	434,459	(a)

Total accumulated earnings (deficit)	$742,232

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

34 AB Corporate Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Corporate Bond ETF 35

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$ 36.22		$ 35.00

Income From Investment Operations

Net investment income(b)(c)	.90		1.77

Net realized and unrealized gain (loss) on investment transactions	(.85)		1.05

Contributions from Affiliates	– 0	–	.00	(d)

Net increase in net asset value from operations	.05		2.82

Less: Dividends and Distributions

Dividends from net investment income	(.93)		(1.60)

Distributions from net realized gain on investment transactions	(.27)		– 0	–

Total dividends and distributions	(1.20)		(1.60)

Net asset value, end of period	$ 35.07		$ 36.22

Total Return

Total investment return based on net asset value(e)	.15%		8.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,302		$25,358

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.30	%^	.30	%^

Expenses, before waivers/reimbursements(f)	.30	%^	.30	%^

Net investment income(c)	5.11	%^	5.13	%^

Portfolio turnover rate(g)	45%		175%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) to November 30, 2024

Net of waivers/reimbursements	.30%	^	.30%	^
Before waivers/reimbursements	.30%	^	.30%	^

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

36 AB Corporate Bond ETF	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Corporate Bond ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 1-2, 2023 (the “Meeting”)

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Corporate Bond ETF 37

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain

38 AB Corporate Bond ETF	ABFunds.com

expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for

ABFunds.com	AB Corporate Bond ETF 39

coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was equal to a median. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

40 AB Corporate Bond ETF	ABFunds.com

AB CORPORATE BOND ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-COB-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Core Plus Bond ETF

(NASDAQ: CPLS)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 42.2%
United States – 42.2%
U.S. Treasury Bonds 1.875%, 11/15/2051	$124	$66,965
2.875%, 05/15/2049	1,046	731,669
2.875%, 05/15/2052	2,033	1,393,320
3.00%, 08/15/2048	2,343	1,688,424
3.00%, 02/15/2049	173	124,242
3.125%, 05/15/2048	7,562	5,593,517
3.375%, 11/15/2048	110	84,842
4.125%, 08/15/2053	725	632,364
4.50%, 11/15/2054	64	59,588
U.S. Treasury Notes 1.25%, 04/30/2028	1,414	1,311,982
1.25%, 05/31/2028	640	592,600
1.25%, 09/30/2028	361	331,218
1.375%, 12/31/2028	7,433	6,808,163
1.50%, 11/30/2028	2,236	2,060,963
2.625%, 02/15/2029	1,180	1,127,361
2.75%, 08/15/2032	1,001	910,597
2.875%, 05/15/2028	830	806,591
2.875%, 04/30/2029	148	142,346
3.125%, 08/31/2029	1,949	1,886,267
3.25%, 06/30/2029	1,230	1,197,712
3.875%, 11/30/2029	4,396	4,378,485
3.875%, 08/15/2034	565	543,305
4.00%, 02/15/2026	1,345	1,342,426
4.125%, 10/31/2026	419	419,409
4.125%, 01/31/2027	3,960	3,968,508
4.125%, 08/31/2030	599	601,855
4.25%, 01/31/2026	1,001	1,000,492
4.25%, 11/30/2026	1,653	1,658,424
4.25%, 12/31/2026	6,170	6,192,173
4.25%, 11/15/2034	6,959	6,877,177
4.625%, 05/31/2031	6,055	6,219,620
4.875%, 10/31/2028	1,214	1,250,894

Total Governments - Treasuries (cost $61,996,609)		62,003,499

CORPORATES - INVESTMENT GRADE – 33.8%
Financial Institutions – 16.8%
Banking – 10.7%
Ally Financial, Inc. 5.737%, 05/15/2029	41	41,399
American Express Co. 4.731%, 04/25/2029	62	62,354
4.989%, 05/26/2033	124	122,595

ABFunds.com	AB Core Plus Bond ETF 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.016%, 04/25/2031	$62	$62,703
5.098%, 02/16/2028	298	300,780
5.667%, 04/25/2036	62	63,224
Bank of America Corp. 1.734%, 07/22/2027	134	129,611
2.687%, 04/22/2032	315	278,262
2.972%, 02/04/2033	351	308,834
3.419%, 12/20/2028	55	53,371
3.705%, 04/24/2028	129	126,816
4.623%, 05/09/2029	59	58,999
5.425%, 08/15/2035	299	292,640
5.464%, 05/09/2036	59	59,418
5.511%, 01/24/2036	26	26,222
5.518%, 10/25/2035	301	295,070
5.744%, 02/12/2036	20	19,868
5.933%, 09/15/2027	35	35,539
Bank of Montreal 4.567%, 09/10/2027	126	125,880
5.203%, 02/01/2028	61	62,186
Bank of New York Mellon Corp. (The) 5.188%, 03/14/2035	216	216,050
6.474%, 10/25/2034	272	295,778
Series J 4.967%, 04/26/2034	301	297,710
Bank of Nova Scotia (The) 4.932%, 02/14/2029	20	20,147
Canadian Imperial Bank of Commerce 4.857%, 03/30/2029	63	63,341
5.245%, 01/13/2031	25	25,406
Capital One Financial Corp. 2.359%, 07/29/2032	152	125,716
5.268%, 05/10/2033	112	110,831
5.468%, 02/01/2029	299	304,218
6.377%, 06/08/2034	292	304,988
7.964%, 11/02/2034	257	294,106
Citigroup, Inc. 1.462%, 06/09/2027	132	127,653
2.976%, 11/05/2030	39	36,061
3.52%, 10/27/2028	118	114,779
3.887%, 01/10/2028	121	119,450
4.542%, 09/19/2030	310	306,013
4.658%, 05/24/2028	52	51,989
4.786%, 03/04/2029	60	60,077
5.316%, 03/26/2041	82	78,095
5.333%, 03/27/2036	31	30,612
5.827%, 02/13/2035	309	307,934
6.174%, 05/25/2034	296	302,920
6.27%, 11/17/2033	29	30,790

2 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series VAR 3.07%, 02/24/2028	$30	$29,188
Citizens Financial Group, Inc. 5.253%, 03/05/2031	36	36,058
5.841%, 01/23/2030	118	121,073
Comerica, Inc. 5.982%, 01/30/2030	299	303,981
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	14	13,448
1.948%, 10/21/2027	60	57,793
2.615%, 04/22/2032	354	310,561
2.65%, 10/21/2032	257	223,248
3.615%, 03/15/2028	129	126,668
4.017%, 10/31/2038	173	147,303
4.937%, 04/23/2028	33	33,146
5.049%, 07/23/2030	24	24,216
5.207%, 01/28/2031	95	96,387
5.218%, 04/23/2031	62	62,936
HSBC Holdings PLC 5.874%, 11/18/2035	320	316,733
6.50%, 09/15/2037	182	188,219
Huntington Bancshares, Inc./OH 5.709%, 02/02/2035	298	299,389
JPMorgan Chase & Co. 1.47%, 09/22/2027	56	53,771
2.963%, 01/25/2033	348	307,587
3.782%, 02/01/2028	129	127,305
4.323%, 04/26/2028	53	52,752
5.04%, 01/23/2028	46	46,306
5.103%, 04/22/2031	61	61,895
5.14%, 01/24/2031	26	26,396
5.502%, 01/24/2036	26	26,331
5.571%, 04/22/2028	22	22,405
5.581%, 04/22/2030	68	70,219
5.717%, 09/14/2033	287	294,376
5.766%, 04/22/2035	20	20,685
Morgan Stanley 2.475%, 01/21/2028	48	46,352
4.994%, 04/12/2029	61	61,570
5.042%, 07/19/2030	25	25,239
5.192%, 04/17/2031	61	61,880
5.23%, 01/15/2031	26	26,395
5.25%, 04/21/2034	185	184,922
5.297%, 04/20/2037	86	84,229
5.32%, 07/19/2035	161	159,966
5.449%, 07/20/2029	84	85,943
5.587%, 01/18/2036	26	26,260

ABFunds.com	AB Core Plus Bond ETF 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.652%, 04/13/2028	$76	$77,392
5.656%, 04/18/2030	14	14,456
5.664%, 04/17/2036	61	62,067
5.831%, 04/19/2035	24	24,747
Series G 1.512%, 07/20/2027	130	125,449
2.239%, 07/21/2032	362	308,576
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	314	297,895
4.899%, 05/13/2031	59	59,084
5.102%, 07/23/2027	15	15,087
5.222%, 01/29/2031	24	24,367
5.30%, 01/21/2028	125	126,420
5.575%, 01/29/2036	24	24,192
5.939%, 08/18/2034	98	101,441
6.615%, 10/20/2027	122	125,389
Royal Bank of Canada Series G 4.715%, 03/27/2028	63	63,208
4.965%, 01/24/2029	26	26,255
4.97%, 05/02/2031	63	63,485
5.153%, 02/04/2031	26	26,377
Santander Holdings USA, Inc. 5.473%, 03/20/2029	68	68,543
5.741%, 03/20/2031	31	31,341
6.174%, 01/09/2030	260	268,052
6.499%, 03/09/2029	219	226,728
State Street Corp. 4.536%, 02/28/2028	60	60,433
4.543%, 04/24/2028	23	23,052
4.729%, 02/28/2030	60	60,304
4.821%, 01/26/2034	308	302,105
4.834%, 04/24/2030	62	62,531
Synchrony Financial 5.935%, 08/02/2030	10	10,139
Toronto-Dominion Bank (The) 4.574%, 06/02/2028	59	59,041
4.808%, 06/03/2030	59	59,050
Truist Financial Corp. 5.071%, 05/20/2031	59	59,309
US Bancorp 4.839%, 02/01/2034	311	301,574
4.967%, 07/22/2033	311	302,270
5.046%, 02/12/2031	20	20,151
5.083%, 05/15/2031	60	60,513
5.10%, 07/23/2030	25	25,305
6.787%, 10/26/2027	121	124,589

4 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. 3.35%, 03/02/2033	$342	$307,072
3.584%, 05/22/2028	5	4,901
4.75%, 12/07/2046	368	304,424
4.808%, 07/25/2028	51	51,137
4.97%, 04/23/2029	62	62,482
5.15%, 04/23/2031	62	62,766
5.244%, 01/24/2031	118	119,794
5.574%, 07/25/2029	298	305,700
5.605%, 04/23/2036	21	21,247
5.707%, 04/22/2028	76	77,404
Series G 4.90%, 11/17/2045	337	287,727

		15,709,137

Brokerage – 1.0%
Ares Management Corp. 5.60%, 10/11/2054	283	257,770
BGC Group, Inc. 6.15%, 04/02/2030(a)	55	55,003
Blue Owl Finance LLC 6.25%, 04/18/2034	300	304,317
CI Financial Corp. 3.20%, 12/17/2030	347	302,789
7.50%, 05/30/2029(a)	289	303,054
LPL Holdings, Inc. 5.20%, 03/15/2030	60	60,305
Raymond James Financial, Inc. 4.95%, 07/15/2046	168	147,727

		1,430,965

Finance – 1.8%
Ares Capital Corp. 5.50%, 09/01/2030	59	58,553
5.80%, 03/08/2032	25	24,620
Aviation Capital Group LLC 4.75%, 04/14/2027(a)	18	17,942
5.125%, 04/10/2030(a)	63	62,654
Avolon Holdings Funding Ltd. 5.375%, 05/30/2030(a)	63	63,192
Blackstone Private Credit Fund 6.00%, 01/29/2032	24	23,990
6.00%, 11/22/2034	304	292,758
Blackstone Secured Lending Fund 5.30%, 06/30/2030	63	61,913
Blue Owl Capital Corp. 6.20%, 07/15/2030	60	60,309

ABFunds.com	AB Core Plus Bond ETF 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Blue Owl Credit Income Corp. 5.80%, 03/15/2030	$25	$24,751
6.60%, 09/15/2029	172	175,867
6.65%, 03/15/2031	122	124,061
Brookfield Finance, Inc. 4.70%, 09/20/2047	375	308,895
5.813%, 03/03/2055	63	59,599
FS KKR Capital Corp. 6.125%, 01/15/2030	25	24,623
6.875%, 08/15/2029	24	24,411
Golub Capital Private Credit Fund 5.875%, 05/01/2030(a)	56	55,553
HPS Corporate Lending Fund 5.30%, 06/05/2027(a)	55	54,848
5.85%, 06/05/2030(a)	55	54,853
KKR Group Finance Co. III LLC 5.125%, 06/01/2044(a)	340	299,394
KKR Group Finance Co. X LLC 3.25%, 12/15/2051(a)	477	294,333
Macquarie Airfinance Holdings Ltd. 5.20%, 03/27/2028(a)	63	63,209
Morgan Stanley Direct Lending Fund 6.00%, 05/19/2030	60	60,197
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	59	58,233
Sixth Street Lending Partners 5.75%, 01/15/2030	25	24,863
6.125%, 07/15/2030(a)	25	25,262
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030	59	58,736
USAA Capital Corp. 4.375%, 06/01/2028(a)	150	150,081

		2,607,700

Financial Services – 0.0%
Sammons Financial Group Global Funding 5.05%, 01/10/2028(a)	25	25,272

Insurance – 2.5%
American National Global Funding 5.25%, 06/03/2030(a)	59	58,903
Athene Global Funding 5.583%, 01/09/2029(a)	295	300,927
Athene Holding Ltd. 3.95%, 05/25/2051	403	274,298
6.25%, 04/01/2054	77	73,517
6.625%, 05/19/2055	60	59,813

6 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Brighthouse Financial, Inc. 4.70%, 06/22/2047	$406	$305,361
Corebridge Global Funding 4.90%, 01/07/2028(a)	25	25,296
Fairfax Financial Holdings Ltd. 5.75%, 05/20/2035(a)	59	58,897
6.35%, 03/22/2054	301	294,092
6.50%, 05/20/2055(a)	59	58,477
GA Global Funding Trust 5.50%, 04/01/2032(a)	150	150,397
Guardian Life Global Funding 4.798%, 04/28/2030(a)	62	62,533
Jackson National Life Global Funding 4.70%, 06/05/2028(a)	150	150,159
National Life Insurance Co. 5.25%, 07/19/2068(a)	208	169,749
New York Life Global Funding 4.40%, 04/25/2028(a)	62	62,115
4.60%, 06/03/2030(a)	59	59,228
5.35%, 01/23/2035(a)	25	25,307
New York Life Insurance Co. 3.75%, 05/15/2050(a)	109	78,134
Northwestern Mutual Global Funding 4.60%, 06/03/2030(a)	59	59,142
Northwestern Mutual Life Insurance Co. (The) 6.17%, 05/29/2055(a)	60	61,615
Pacific Life Global Funding II 4.45%, 05/01/2028(a)	62	62,092
Pricoa Global Funding I 4.70%, 05/28/2030(a)	150	150,619
Principal Life Global Funding II 4.80%, 01/09/2028(a)	130	130,983
Protective Life Global Funding 4.803%, 06/05/2030(a)	150	150,330
Prudential Financial, Inc. 4.50%, 09/15/2047	305	298,494
5.70%, 09/15/2048	294	293,600
RGA Global Funding 5.25%, 01/09/2030(a)	25	25,481
5.448%, 05/24/2029(a)	24	24,626
Teachers Insurance & Annuity Association of America 3.30%, 05/15/2050(a)	193	126,097

		3,650,282

REITs – 0.8%
Agree LP 5.60%, 06/15/2035	60	60,203

ABFunds.com	AB Core Plus Bond ETF 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Homes 4 Rent LP 4.95%, 06/15/2030	$59	$58,974
American Tower Corp. 4.90%, 03/15/2030	65	65,359
Brixmor Operating Partnership LP 5.20%, 04/01/2032	29	28,843
CBRE Services, Inc. 2.50%, 04/01/2031	334	291,445
4.80%, 06/15/2030	62	61,639
5.95%, 08/15/2034	282	291,185
Cousins Properties LP 5.25%, 07/15/2030	59	59,376
Host Hotels & Resorts LP 5.70%, 06/15/2032	59	58,696
Ventas Realty LP 5.10%, 07/15/2032	55	54,867
VICI Properties LP 4.75%, 04/01/2028	55	54,975
WEA Finance LLC 2.875%, 01/15/2027(a)	133	128,716

		1,214,278

		24,637,634

Industrial – 15.1%
Basic – 0.7%
Celanese US Holdings LLC 6.415%, 07/15/2027(b)	33	33,795
CF Industries, Inc. 4.50%, 12/01/2026(a)	127	126,557
EIDP, Inc. 5.125%, 05/15/2032	60	60,596
Glencore Funding LLC 4.907%, 04/01/2028(a)	63	63,288
5.186%, 04/01/2030(a)	29	29,347
5.338%, 04/04/2027(a)	299	302,128
5.673%, 04/01/2035(a)	63	63,182
6.141%, 04/01/2055(a)	55	53,980
LYB International Finance III LLC 6.15%, 05/15/2035	12	12,181
Nutrien Ltd. 4.50%, 03/12/2027	30	29,979
5.25%, 03/12/2032	35	35,158
Rio Tinto Finance USA PLC 4.875%, 03/14/2030	65	65,737
5.00%, 03/14/2032	65	65,309
5.25%, 03/14/2035	65	64,834

		1,006,071

8 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Goods – 0.6%
Caterpillar Financial Services Corp. 4.50%, 01/07/2027	$25	$25,117
4.80%, 01/08/2030	25	25,453
CNH Industrial Capital LLC 4.75%, 03/21/2028	46	46,085
John Deere Capital Corp. 4.50%, 01/08/2027	25	25,136
4.65%, 01/07/2028	25	25,326
Lockheed Martin Corp. 5.70%, 11/15/2054	35	34,469
5.90%, 11/15/2063	62	62,790
Northrop Grumman Corp. 5.25%, 07/15/2035	19	19,061
Republic Services, Inc. 4.75%, 07/15/2030	65	65,620
5.15%, 03/15/2035	65	65,248
RTX Corp. 3.125%, 05/04/2027	131	127,957
3.50%, 03/15/2027	129	126,962
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	129	126,830
4.90%, 05/29/2030	60	60,340

		836,394

Communications - Media – 1.1%
DIRECTV Financing LLC 8.875%, 02/01/2030(a)	309	305,786
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	70	68,907
10.00%, 02/15/2031(a)	257	250,187
Meta Platforms, Inc. 5.55%, 08/15/2064	84	80,399
5.75%, 05/15/2063	104	102,938
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	176	170,653
4.279%, 03/15/2032	195	165,682
5.05%, 03/15/2042	409	294,472
5.141%, 03/15/2052	279	180,784

		1,619,808

Communications - Telecommunications – 0.8%
AT&T, Inc. 2.30%, 06/01/2027	135	129,565
4.70%, 08/15/2030	59	59,193
5.375%, 08/15/2035	59	59,322
6.05%, 08/15/2056	59	59,159

ABFunds.com	AB Core Plus Bond ETF 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Corning, Inc. 5.45%, 11/15/2079	$350	$302,862
SES GLOBAL Americas Holdings, Inc. 5.30%, 03/25/2044(a)	426	303,137
T-Mobile USA, Inc. 2.625%, 02/15/2029	10	9,312
3.75%, 04/15/2027	130	128,331
5.30%, 05/15/2035	63	62,788
5.50%, 01/15/2055	12	11,103
5.875%, 11/15/2055	63	61,444
Verizon Communications, Inc. 5.25%, 04/02/2035	63	62,712

		1,248,928

Consumer Cyclical - Automotive – 1.3%
BMW US Capital LLC 4.65%, 03/19/2027(a)	65	65,151
4.75%, 03/21/2028(a)	65	65,321
5.05%, 03/21/2030(a)	65	65,557
5.40%, 03/21/2035(a)	65	64,169
Ford Motor Co. 3.25%, 02/12/2032	361	297,951
General Motors Co. 5.00%, 04/01/2035	52	48,056
General Motors Financial Co., Inc. 5.00%, 07/15/2027	59	59,055
5.45%, 07/15/2030	59	59,099
5.625%, 04/04/2032	34	33,768
5.90%, 01/07/2035	25	24,669
6.15%, 07/15/2035	59	59,197
Hyundai Capital America 4.30%, 09/24/2027(a)	25	24,662
4.55%, 09/26/2029(a)	17	16,658
4.85%, 03/25/2027(a)	63	62,936
5.15%, 03/27/2030(a)	63	63,032
5.30%, 03/19/2027(a)	167	168,055
5.30%, 06/24/2029(a)	25	25,228
5.35%, 03/19/2029(a)	9	9,083
5.40%, 03/29/2032(a)	63	62,648
6.10%, 09/21/2028(a)	179	184,814
Magna International, Inc. 5.875%, 06/01/2035	22	22,149
Mercedes-Benz Finance North America LLC 4.65%, 04/01/2027(a)	150	150,060
5.00%, 04/01/2030(a)	150	150,779
Toyota Motor Credit Corp. 4.50%, 05/14/2027	60	60,186
4.80%, 05/15/2030	60	60,381

		1,902,664

10 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.1%
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)	$72	$72,107
5.50%, 08/31/2026(a)	126	125,995

		198,102

Consumer Cyclical - Other – 0.7%
DR Horton, Inc. 4.85%, 10/15/2030	47	46,929
Hyatt Hotels Corp. 5.05%, 03/30/2028	65	65,308
5.75%, 03/30/2032	65	65,586
Las Vegas Sands Corp. 5.625%, 06/15/2028	44	44,105
6.00%, 06/14/2030	28	28,300
Marriott International, Inc./MD 4.90%, 04/15/2029	303	305,518
5.35%, 03/15/2035	297	292,988
5.50%, 04/15/2037	20	19,527
Series GG 3.50%, 10/15/2032	30	26,777
Series R 3.125%, 06/15/2026	78	76,814

		971,852

Consumer Cyclical - Restaurants – 0.2%
McDonald’s Corp. 4.60%, 05/15/2030	65	65,173
Starbucks Corp. 4.50%, 05/15/2028	59	58,957
4.80%, 05/15/2030	59	59,199
5.40%, 05/15/2035	59	59,135

		242,464

Consumer Cyclical - Retailers – 0.3%
7-Eleven, Inc. 1.30%, 02/10/2028(a)	144	131,460
Alimentation Couche-Tard, Inc. 3.55%, 07/26/2027(a)	130	127,130
AutoZone, Inc. 5.125%, 06/15/2030	36	36,570
Home Depot, Inc. (The) 4.50%, 12/06/2048	31	25,927
Tapestry, Inc. 5.50%, 03/11/2035	12	11,769
Walmart, Inc. 4.10%, 04/28/2027	62	62,124
4.35%, 04/28/2030	62	62,228

		457,208

ABFunds.com	AB Core Plus Bond ETF 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 4.4%
Altria Group, Inc. 3.40%, 02/04/2041	$416	$300,731
4.25%, 08/09/2042	247	195,214
5.95%, 02/14/2049	288	279,510
BAT Capital Corp. 2.259%, 03/25/2028	55	51,712
5.282%, 04/02/2050	359	309,049
5.35%, 08/15/2032	41	41,405
5.625%, 08/15/2035	65	65,136
6.25%, 08/15/2055	65	64,009
Bristol-Myers Squibb Co. 5.65%, 02/22/2064	122	115,649
Cargill, Inc. 4.625%, 02/11/2028(a)	20	20,162
5.125%, 02/11/2035(a)	20	19,793
CommonSpirit Health 4.187%, 10/01/2049	375	281,636
Constellation Brands, Inc. 4.80%, 05/01/2030	62	61,950
CVS Health Corp. 2.875%, 06/01/2026	68	66,797
Dentsply Sirona, Inc. 3.25%, 06/01/2030	337	304,089
Eli Lilly & Co. 4.55%, 02/12/2028	66	66,729
4.75%, 02/12/2030	200	203,238
5.10%, 02/09/2064	37	33,404
5.20%, 08/14/2064	13	11,986
HCA, Inc. 5.00%, 03/01/2028	59	59,614
Japan Tobacco, Inc. 4.85%, 05/15/2028(a)	150	151,413
5.25%, 06/15/2030(a)	150	153,138
5.85%, 06/15/2035(a)	150	154,668
Johnson & Johnson 4.85%, 03/01/2032	59	59,981
5.00%, 03/01/2035	59	59,532
Kaiser Foundation Hospitals Series 2019 3.266%, 11/01/2049	427	286,837
Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	62	61,708
Kraft Heinz Foods Co. 5.20%, 03/15/2032	59	59,136
Mars, Inc. 4.45%, 03/01/2027(a)	67	67,068

12 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.60%, 03/01/2028(a)	$39	$39,186
4.80%, 03/01/2030(a)	67	67,420
5.00%, 03/01/2032(a)	67	67,261
5.20%, 03/01/2035(a)	67	66,804
5.65%, 05/01/2045(a)	67	65,771
McKesson Corp. 4.65%, 05/30/2030	60	60,080
4.95%, 05/30/2032	60	60,176
Mylan, Inc. 5.40%, 11/29/2043	51	40,509
NYU Langone Hospitals 4.368%, 07/01/2047	145	120,466
PepsiCo, Inc. 4.40%, 02/07/2027	20	20,078
4.45%, 02/07/2028	20	20,178
4.60%, 02/07/2030	20	20,204
5.00%, 02/07/2035	20	19,974
Philip Morris International, Inc. 2.10%, 05/01/2030	144	128,046
4.125%, 04/28/2028	62	61,614
4.375%, 04/30/2030	62	61,301
4.375%, 11/15/2041	245	208,451
4.875%, 04/30/2035	62	59,997
5.375%, 02/15/2033	298	303,879
Providence St. Joseph Health Obligated Group Series 21A 2.70%, 10/01/2051	528	285,854
Stryker Corp. 4.55%, 02/10/2027	20	20,069
4.70%, 02/10/2028	20	20,181
Sysco Corp. 5.10%, 09/23/2030	56	56,790
Tyson Foods, Inc. 3.55%, 06/02/2027	132	129,615
5.70%, 03/15/2034	294	299,436
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026	76	75,003
5.25%, 06/15/2046	351	271,158
Viatris, Inc. 4.00%, 06/22/2050	352	225,449

		6,480,244

Energy – 1.0%
Chevron USA, Inc. 4.405%, 02/26/2027	60	60,385
4.475%, 02/26/2028	60	60,571
4.687%, 04/15/2030	60	60,768
4.819%, 04/15/2032	60	60,554

ABFunds.com	AB Core Plus Bond ETF 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	$368	$301,090
Energy Transfer LP 5.00%, 05/15/2044(b)	181	151,493
5.20%, 04/01/2030	59	59,607
5.95%, 05/15/2054	331	301,925
6.20%, 04/01/2055	59	55,743
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	129	127,053
Kinder Morgan, Inc. 5.15%, 06/01/2030	62	62,619
Woodside Finance Ltd. 4.90%, 05/19/2028	60	59,995
5.70%, 05/19/2032	60	59,929
6.00%, 05/19/2035	45	44,730

		1,466,462

Other Industrial – 0.2%
George Washington University (The) Series 2018 4.126%, 09/15/2048	361	281,277

Services – 0.2%
Cintas Corp. No. 2 4.20%, 05/01/2028	62	61,904
Mastercard, Inc. 4.55%, 03/15/2028	59	59,730
4.95%, 03/15/2032	59	60,094
PayPal Holdings, Inc. 5.05%, 06/01/2052	55	48,783
5.50%, 06/01/2054	24	22,629
RELX Capital, Inc. 4.75%, 03/27/2030	63	63,511
5.25%, 03/27/2035	63	63,232

		379,883

Technology – 2.5%
Apple, Inc. 3.95%, 08/08/2052	49	38,078
4.10%, 08/08/2062	116	89,613
Broadcom, Inc. 4.15%, 02/15/2028	302	300,469
4.80%, 04/15/2028	25	25,289
5.05%, 07/12/2027	300	303,855
5.05%, 04/15/2030	25	25,402
Cisco Systems, Inc. 4.55%, 02/24/2028	59	59,598
5.50%, 02/24/2055	59	57,275

14 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Dell International LLC/EMC Corp. 4.75%, 04/01/2028	$55	$55,234
5.00%, 04/01/2030	55	55,289
5.30%, 04/01/2032	55	55,239
5.50%, 04/01/2035	55	54,323
Fiserv, Inc. 2.65%, 06/01/2030	141	127,513
3.20%, 07/01/2026	131	129,110
Hewlett Packard Enterprise Co. 4.45%, 09/25/2026	112	111,834
HP, Inc. 5.40%, 04/25/2030	61	61,773
6.10%, 04/25/2035	61	61,705
Intel Corp. 3.75%, 03/25/2027	128	126,144
International Business Machines Corp. 4.25%, 05/15/2049	231	181,979
4.65%, 02/10/2028	100	100,716
4.90%, 07/27/2052	352	303,899
5.10%, 02/06/2053	343	305,229
Keysight Technologies, Inc. 5.35%, 07/30/2030	59	60,228
Leidos, Inc. 5.40%, 03/15/2032	56	56,403
Micron Technology, Inc. 6.05%, 11/01/2035	62	63,197
Oracle Corp. 4.80%, 08/03/2028	20	20,207
5.25%, 02/03/2032	9	9,134
5.55%, 02/06/2053	309	282,479
6.90%, 11/09/2052	264	284,671
Salesforce, Inc. 1.50%, 07/15/2028	141	130,149
Texas Instruments, Inc. 4.50%, 05/23/2030	60	60,185
5.10%, 05/23/2035	60	60,280
Tyco Electronics Group SA 4.50%, 02/09/2031	62	61,105

		3,717,604

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	309	307,687
United Airlines 2024-1 Class AA Pass Through Trust Series AA 5.45%, 08/15/2038	290	287,662

		595,349

ABFunds.com	AB Core Plus Bond ETF 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Transportation - Railroads – 0.2%
Burlington Northern Santa Fe LLC 4.375%, 09/01/2042	$357	$305,024

Transportation - Services – 0.4%
Element Fleet Management Corp. 5.037%, 03/25/2030(a)	63	62,758
6.271%, 06/26/2026(a)	128	129,852
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.70%, 06/15/2026(a)	113	109,533
5.25%, 07/01/2029(a)	9	9,127
5.25%, 02/01/2030(a)	24	24,376
5.35%, 03/30/2029(a)	57	57,875
Ryder System, Inc. 4.85%, 06/15/2030	62	61,615
5.00%, 03/15/2030	59	59,205
United Parcel Service, Inc. 5.95%, 05/14/2055	60	59,675

		574,016

		22,283,350

Utility – 1.9%
Electric – 1.8%
AEP Transmission Co. LLC 5.15%, 04/01/2034	34	33,729
5.375%, 06/15/2035	27	27,116
Berkshire Hathaway Energy Co. 4.45%, 01/15/2049	379	304,022
4.60%, 05/01/2053	374	303,235
Connecticut Light & Power Co. (The) 4.95%, 01/15/2030	25	25,381
Consumers Energy Co. 5.05%, 05/15/2035	62	61,614
Dominion Energy, Inc. 4.60%, 05/15/2028	59	59,149
Edison International 6.25%, 03/15/2030	65	65,854
NextEra Energy Capital Holdings, Inc. 4.85%, 02/04/2028	20	20,216
5.05%, 03/15/2030	20	20,293
NSTAR Electric Co. 4.85%, 03/01/2030	60	60,424
Oncor Electric Delivery Co. LLC 4.50%, 03/20/2027(a)	65	65,134
4.65%, 11/01/2029	25	25,115
5.35%, 04/01/2035(a)	47	47,116
5.55%, 06/15/2054	25	23,545
5.80%, 04/01/2055(a)	65	63,174

16 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pacific Gas & Electric Co. 5.55%, 05/15/2029	$299	$303,063
Pinnacle West Capital Corp. 4.90%, 05/15/2028	60	60,434
5.15%, 05/15/2030	60	60,728
Public Service Co. of Colorado 5.85%, 05/15/2055	65	62,680
San Diego Gas & Electric Co. 5.40%, 04/15/2035	63	63,186
Southern California Edison Co. 4.00%, 04/01/2047	196	137,490
5.75%, 04/15/2054	40	35,198
5.875%, 12/01/2053	327	291,540
5.90%, 03/01/2055	329	295,347
Xcel Energy, Inc. 4.75%, 03/21/2028	63	63,311
5.60%, 04/15/2035	63	63,009

		2,641,103

Natural Gas – 0.0%
Southern California Gas Co. 5.75%, 06/01/2053	35	33,345
6.35%, 11/15/2052	13	13,408

		46,753

Other Utility – 0.1%
American Water Capital Corp. 5.25%, 03/01/2035	60	59,866

		2,747,722

Total Corporates - Investment Grade (cost $49,898,385)		49,668,706

MORTGAGE PASS-THROUGHS – 6.6%
Agency Fixed Rate 30-Year – 6.4%
Federal Home Loan Mortgage Corp. Series 2022 3.00%, 03/01/2052	753	647,124
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035	54	55,268
Series 2007 5.50%, 07/01/2035	8	7,991
Series 2016 4.00%, 02/01/2046	416	396,570
Series 2017 4.00%, 07/01/2044	272	258,540
Series 2018 4.50%, 03/01/2048	112	107,530
4.50%, 11/01/2048	316	303,137
5.00%, 11/01/2048	139	137,507

ABFunds.com	AB Core Plus Bond ETF 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Series 2003 5.50%, 04/01/2033	$15	$15,433
5.50%, 07/01/2033	34	34,375
Series 2004 5.50%, 04/01/2034	4	4,326
5.50%, 05/01/2034	10	10,375
5.50%, 11/01/2034	15	15,573
5.50%, 01/01/2035	148	151,341
Series 2005 5.50%, 02/01/2035	21	21,656
Series 2007 5.50%, 08/01/2037	102	104,284
Series 2012 3.50%, 02/01/2042	110	101,960
Series 2013 3.50%, 04/01/2043	620	574,212
Series 2018 4.50%, 09/01/2048	228	218,412
Series 2021 2.00%, 07/01/2051	1,753	1,368,687
2.00%, 12/01/2051	817	637,214
Series 2022 2.50%, 03/01/2052	1,200	991,675
Government National Mortgage Association Series 2023 5.50%, 04/20/2053	652	650,871
Series 2025 2.00%, 06/01/2055, TBA	395	317,353
2.50%, 06/01/2055, TBA	453	379,629
3.00%, 06/01/2055, TBA	195	169,942
3.50%, 06/01/2055, TBA	150	133,514
4.50%, 06/01/2055, TBA	163	153,881
5.00%, 06/01/2055, TBA	129	125,173
6.00%, 06/01/2055, TBA	88	88,855
Uniform Mortgage-Backed Security Series 2025 1.50%, 06/01/2055, TBA	199	146,910
2.50%, 06/01/2055, TBA	200	162,992
3.00%, 06/01/2055, TBA	110	93,637
5.00%, 06/01/2055, TBA	170	164,601
5.50%, 06/01/2055, TBA	88	87,148
6.00%, 06/01/2055, TBA	401	405,026
6.50%, 06/01/2055, TBA	142	145,816

		9,388,538

18 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Agency Fixed Rate 15-Year – 0.2%
Uniform Mortgage-Backed Security Series 2025 1.50%, 06/01/2040, TBA	$165	$144,708
2.00%, 06/01/2040, TBA	179	161,652
2.50%, 06/01/2040, TBA	76	70,137

		376,497

Total Mortgage Pass-Throughs (cost $10,412,522)		9,765,035

CORPORATES - NON-INVESTMENT GRADE – 5.7%
Industrial – 5.4%
Basic – 0.4%
Cleveland-Cliffs, Inc. 6.75%, 04/15/2030(a)	119	106,786
LABL, Inc. 5.875%, 11/01/2028(a)	359	306,672
8.625%, 10/01/2031(a)	210	173,913
Mineral Resources Ltd. 9.25%, 10/01/2028(a)	15	15,230

		602,601

Capital Goods – 0.3%
Brand Industrial Services, Inc. 10.375%, 08/01/2030(a)	290	260,281
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028(a)	129	127,432

		387,713

Communications - Media – 0.3%
AMC Networks, Inc. 10.25%, 01/15/2029(a)	102	108,339
Gray Media, Inc. 10.50%, 07/15/2029(a)	10	10,639
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)	429	276,769
TEGNA, Inc. 4.625%, 03/15/2028	127	123,185

		518,932

Consumer Cyclical - Automotive – 0.3%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	134	127,659
5.30%, 09/13/2027(a)	9	8,837
Tenneco, Inc. 8.00%, 11/17/2028(a)	305	300,382

		436,878

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 5.75%, 03/01/2027(a)	126	126,212

ABFunds.com	AB Core Plus Bond ETF 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)	$293	$243,067

Consumer Cyclical - Retailers – 0.4%
Nordstrom, Inc. 5.00%, 01/15/2044	424	298,691
Staples, Inc. 10.75%, 09/01/2029(a)	293	267,357

		566,048

Consumer Non-Cyclical – 2.3%
AdaptHealth LLC 5.125%, 03/01/2030(a)	342	316,319
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	122	120,803
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030(a)	327	294,388
10.875%, 01/15/2032(a)	294	313,583
HLF Financing SARL LLC/Herbalife International, Inc. 12.25%, 04/15/2029(a)	276	300,799
Kronos Acquisition Holdings, Inc. 8.25%, 06/30/2031(a)	212	185,566
LifePoint Health, Inc. 9.875%, 08/15/2030(a)	136	145,713
Newell Brands, Inc. 7.00%, 04/01/2046(b)	339	275,309
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)	368	309,356
7.875%, 05/15/2034(a)	323	278,639
Prime Healthcare Services, Inc. 9.375%, 09/01/2029(a)	319	323,992
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)	288	294,028
Viking Baked Goods Acquisition Corp. 8.625%, 11/01/2031(a)	300	283,812

		3,442,307

Energy – 0.2%
Civitas Resources, Inc. 9.625%, 06/15/2033(a)	55	55,145
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)	120	124,459
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 02/15/2035(a)	125	116,294

		295,898

20 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other Industrial – 0.0%
AECOM 5.125%, 03/15/2027	$13	$12,977

Services – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	133	127,821

Technology – 0.4%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 06/15/2029(a)	304	272,241
Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(a)	310	273,997
Xerox Holdings Corp. 5.50%, 08/15/2028(a)	97	67,981

		614,219

Transportation - Airlines – 0.2%
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)	266	263,242

Transportation - Services – 0.2%
Hertz Corp. (The) 12.625%, 07/15/2029(a)	275	280,143
Rand Parent LLC 8.50%, 02/15/2030(a)	73	71,904

		352,047

		7,989,962

Financial Institutions – 0.2%
Financial Services – 0.0%
Herc Holdings Escrow, Inc. 7.00%, 06/15/2030(a)	38	39,153

REITs – 0.2%
Hudson Pacific Properties LP 4.65%, 04/01/2029	407	294,953

		334,106

Utility – 0.1%
Natural Gas – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(a)	60	60,605

Total Corporates - Non-Investment Grade (cost $8,654,951)		8,384,673

ABFunds.com	AB Core Plus Bond ETF 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 5.6%
Autos - Fixed Rate – 3.2%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	$60		$60,481
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)	475		480,396
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028	35		33,725
Series 2021-N4, Class D 2.30%, 09/11/2028	55		53,708
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)	150		149,242
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)	236		237,216
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)	0	**	179
Series 2023-1A, Class A2 6.57%, 06/15/2028(a)	69		69,214
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)	466		465,733
Series 2020-1, Class E 3.52%, 06/15/2027(a)	971		970,082
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)	542		527,251
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)	75		74,864
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	245		248,561
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	108		110,011
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)	46		46,581
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)	541		530,683

22 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	$105	$106,005
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028	228	229,330
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)	141	141,433
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)	56	55,793
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	154	155,784

		4,746,272

Other ABS - Fixed Rate – 2.2%
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)	1	1,018
Atalaya Equipment Leasing Trust 21-1 Series 2021-1A, Class C 2.69%, 06/15/2028(a)	592	585,061
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)	163	149,983
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)	393	389,309
Series 2021-1, Class D 2.81%, 03/15/2029(a)	260	254,722
Series 2023-1, Class A2 5.99%, 03/15/2032(a)	175	175,666
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(a)	566	526,039
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	198	181,073
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)	136	138,468
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)	271	253,102
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)	220	191,810

ABFunds.com	AB Core Plus Bond ETF 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(a)	$133	$133,934
Series 2024-2, Class A 6.319%, 08/15/2031(a)	80	80,649
Series 2024-3, Class A 6.258%, 10/15/2031(a)	135	136,178
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)	66	66,263

		3,263,275

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)	251	253,017

Total Asset-Backed Securities (cost $8,398,781)		8,262,564

COLLATERALIZED LOAN OBLIGATIONS – 1.4%
CLO - Floating Rate – 1.4%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 5.691% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a)(c)	300	300,798
Bain Capital Credit CLO Series 2019-1A, Class AR2 5.499% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(a)(c)	300	300,375
Pikes Peak CLO 8 Series 2021-8A, Class A1R 5.599% (CME Term SOFR 3 Month + 1.33%), 01/20/2038(a)(c)	300	299,827
Rad CLO 5 Ltd. Series 2019-5A, Class AR 5.657% (CME Term SOFR 3 Month + 1.38%), 07/24/2032(a)(c)	153	152,691
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 5.691% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a)(c)	504	504,068
Signal Peak CLO 14 Ltd. Series 2024-14A, Class A 5.59% (CME Term SOFR 3 Month + 1.30%), 01/22/2038(a)(c)	300	300,000

24 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Voya CLO Ltd. Series 2018-3A, Class A1R2 5.456% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(a)(c)	$203	$202,540

Total Collateralized Loan Obligations (cost $2,060,810)		2,060,299

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
Risk Share Floating Rate – 1.1%
Bellemeade Re Ltd. Series 2023-1, Class M1A 6.522% (CME Term SOFR + 2.20%), 10/25/2033(a)(c)	228	229,110
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 5.522% (CME Term SOFR + 1.20%), 01/25/2042(a)(c)	101	101,445
Series 2023-R02, Class 1M1 6.622% (CME Term SOFR + 2.30%), 01/25/2043(a)(c)	156	159,607
Series 2024-R02, Class 1M1 5.422% (CME Term SOFR + 1.10%), 02/25/2044(a)(c)	103	103,355
Series 2024-R04, Class 1M1 5.422% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)	165	164,827
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.236% (CME Term SOFR + 4.91%), 05/25/2028(c)	86	86,677
Series 2024-DNA1, Class M1 5.672% (CME Term SOFR + 1.35%), 02/25/2044(a)(c)	223	223,664
Series 2024-HQA1, Class M1 5.572% (CME Term SOFR + 1.25%), 03/25/2044(a)(c)	230	229,915
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C04, Class 2M2 7.286% (CME Term SOFR + 2.96%), 11/25/2029(c)	138	143,165
Home RE Ltd. Series 2023-1, Class M1A 6.472% (CME Term SOFR + 2.15%), 10/25/2033(a)(c)	35	35,127

ABFunds.com	AB Core Plus Bond ETF 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.686% (CME Term SOFR + 5.36%), 11/25/2025(a)(c)	$93	$97,147
Series 2015-WF1, Class 2M2 9.936% (CME Term SOFR + 5.61%), 11/25/2025(a)(c)	21	22,203

Total Collateralized Mortgage Obligations (cost $1,583,187)		1,596,242

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non-Agency Fixed Rate CMBS – 0.7%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(d)	189	186,376
Series 2021-1, Class A2 2.435%, 08/15/2026(d)	719	710,007
Series 2021-1, Class AS 2.638%, 08/15/2026(d)	25	24,431
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(d)	7	6,965

		927,779

Non-Agency Floating Rate CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.322% (CME Term SOFR + 2.00%), 01/25/2051(a)(c)	37	36,951

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.118%, 07/16/2046(e)	106	1

Total Commercial Mortgage-Backed Securities (cost $976,448)		964,731

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(d)(f)(g)(h)(i) (cost $363,375)	655	65

26 AB Core Plus Bond ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(j)(k)(l) (cost $6,916,354)	6,916,354	$6,916,354

Total Investments – 101.8% (cost $151,261,422)		149,622,168
Other assets less liabilities – (1.8)%		(2,658,435)

Net Assets – 100.0%		$146,963,733

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	41	September 2025	$4,614,422	$15,375
U.S. Long Bond (CBT) Futures	47	September 2025	5,300,719	11,015
U.S. T-Note 5 Yr (CBT) Futures	14	September 2025	1,514,625	9,844
U.S. T-Note 10 Yr (CBT) Futures	6	September 2025	664,500	3,797

Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	2	September 2025	414,875	(484)
U.S. Ultra Bond (CBT) Futures	6	September 2025	696,375	453

				$40,000

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $27,745,232 or 18.9% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

ABFunds.com	AB Core Plus Bond ETF 27

PORTFOLIO OF INVESTMENTS (continued)

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.63% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	04/01/2021 - 08/03/2023	$181,935	$186,376	0.13%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	724,840	710,007	0.48%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	25,171	24,431	0.02%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	7,371	6,965	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	01/24/2014 - 01/27/2014	363,375	65	0.00%

(e)	IO – Interest Only.

(f)	Defaulted matured security.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Non-income producing security.

(i)	Fair valued by the Adviser.

(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	Affiliated investments.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

REIT – Real Estate Investment Trust

TBA – To Be Announced

See notes to financial statements.

28 AB Core Plus Bond ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $144,345,068)	$142,705,814
Affiliated issuers (cost $6,916,354)	6,916,354
Cash	136,036
Cash collateral due from broker	286,547
Unaffiliated interest and dividends receivable	1,207,429
Receivable for investment securities sold	100,416
Affiliated dividends receivable	22,021
Receivable due from Adviser	1,113

Total assets	151,375,730

Liabilities
Payable for investment securities purchased	4,259,827
Advisory fee payable	39,014
Payable for variation margin on futures	32,304
Other liabilities	80,852

Total liabilities	4,411,997

Net Assets	$146,963,733

Composition of Net Assets
Capital stock, at par	$419
Additional paid-in capital	148,431,825
Accumulated loss	(1,468,511)

Net Assets	$146,963,733

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 4,191,144 common shares outstanding)	$35.07

See notes to financial statements.

ABFunds.com	AB Core Plus Bond ETF 29

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$2,751,853
Dividends—Affiliated issuers	113,296
Other income	1,249	$2,866,398

Expenses
Advisory fee (see Note B)	175,732

Total expenses before bank overdraft expense	175,732
Bank overdraft expense	26

Total expenses	175,758
Less: expenses waived and reimbursed by the Adviser (see Note B)	(5,518)

Net expenses		170,240

Net investment income		2,696,158

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions(a)		(381,032)
In-kind redemptions		(135,360)
Futures		108,936
Net change in unrealized appreciation (depreciation) of:
Investments		(1,017,563)
Futures		18,258

Net loss on investment transactions		(1,406,761)

Net Increase in Net Assets from Operations		$1,289,397

(a)	Net of foreign realized capital gains taxes of $6,554.

See notes to financial statements.

30 AB Core Plus Bond ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,696,158	$2,050,685
Net realized gain (loss) on investment transactions	(407,456)	16,776
Net change in unrealized appreciation (depreciation) of investments	(999,305)	808,484

Net increase in net assets from operations	1,289,397	2,875,945
Distribution to Shareholders	(2,410,421)	(1,814,999)
Transactions in Shares of the Fund
Net increase	92,695,405	54,310,250
Other capital	6,364	11,792

Total increase	91,580,745	55,382,988
Net Assets
Beginning of period	55,382,988	– 0	–

End of period	$146,963,733	$55,382,988

(a)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Core Plus Bond ETF 31

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Core Plus Bond ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on December 13, 2023. The Fund acquired the assets and liabilities of AB Total Return Bond Portfolio, a portfolio of AB Bond Fund, Inc. (the “Acquired Portfolio”), in a reorganization that was effective at the close of business day February 7, 2025 (the “Reorganization”). The Reorganization was approved by the Fund’s Board of Directors (the “Board”) pursuant to a Plan of Acquisition and Liquidation (the “Reorganization Agreement”) (see Note I for additional information). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at

32 AB Core Plus Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

ABFunds.com	AB Core Plus Bond ETF 33

NOTES TO FINANCIAL STATEMENTS (continued)

date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are

34 AB Core Plus Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$62,003,499		$	– 0	–	$62,003,499
Corporates – Investment Grade		– 0	–	49,668,706			– 0	–	49,668,706
Mortgage Pass-Throughs		– 0	–	9,765,035			– 0	–	9,765,035
Corporates – Non-Investment Grade		– 0	–	8,384,673			– 0	–	8,384,673
Asset-Backed Securities		– 0	–	8,262,564			– 0	–	8,262,564
Collateralized Loan Obligations		– 0	–	2,060,299			– 0	–	2,060,299
Collateralized Mortgage Obligations		– 0	–	1,596,242			– 0	–	1,596,242
Commercial Mortgage-Backed Securities		– 0	–	964,731			– 0	–	964,731
Emerging Markets – Corporate Bonds		– 0	–	– 0	–		65		65
Short-Term Investments		6,916,354		– 0	–		– 0	–	6,916,354

Total Investments in Securities		6,916,354		142,705,749			65		149,622,168
Other Financial Instruments(a):
Assets:
Futures		40,484		– 0	–		– 0	–	40,484	(b)
Liabilities:
Futures		(484)		– 0	–		– 0	–	(484	)(b)

Total		$6,956,354		$142,705,749			$65		$149,662,168

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

ABFunds.com	AB Core Plus Bond ETF 35

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment

36 AB Core Plus Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .30% of the Fund’s average daily net assets. Prior to February 7, 2025, the Fund paid the Advisor a unitary advisory fee at annual rate of .33% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

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NOTES TO FINANCIAL STATEMENTS (continued)

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $5,518.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,234	$22,244	$19,562	$6,916	$113

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$28,280,545	$24,501,160
U.S. government securities	33,853,895	32,246,106

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with

38 AB Core Plus Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases	Sales
In-kind transactions (excluding U.S. government securities)	$11,230,446	$19,912,320
U.S. government securities	9,047,417	17,551,762

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$952,573
Gross unrealized depreciation	(2,551,827)

Net unrealized depreciation	$(1,599,254)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty

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NOTES TO FINANCIAL STATEMENTS (continued)

to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2025, the Fund held futures for hedging purposes.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$40,484	*	Payable for variation margin on futures	$484	*

Total		$40,484			$484

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$108,936	$18,258

Total		$108,936	$18,258

40 AB Core Plus Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Futures:
Average notional amount of buy contracts	$11,143,950
Average notional amount of sale contracts	$4,744,203

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

ABFunds.com	AB Core Plus Bond ETF 41

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares			Amount
	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) November 30, 2024		Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) November 30, 2024

Shares sold	800,000	1,800,028		$28,269,245	$63,219,245

Shares issued in connection with the Reorganization	3,789,695	– 0	–	132,651,834	– 0	–

Shares redeemed	(1,948,579)	(250,000)		(68,225,674)	(8,908,995)

Net increase	2,641,116	1,550,028		$92,695,405	$54,310,250

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher

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NOTES TO FINANCIAL STATEMENTS (continued)

probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Mortgage-Related and Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or

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NOTES TO FINANCIAL STATEMENTS (continued)

assets backing the securities. Some mortgage-backed securities are “TBA” securities, which have additional risks.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives,

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NOTES TO FINANCIAL STATEMENTS (continued)

especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units (as defined below) primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ABFunds.com	AB Core Plus Bond ETF 45

NOTES TO FINANCIAL STATEMENTS (continued)

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (“Nasdaq” or an “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum

46 AB Core Plus Bond ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Many of these techniques incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

2024
Distributions paid from:
Ordinary income	$1,814,999

Total taxable distributions	$1,814,999

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$271,315
Accumulated capital and other losses	(268,860	)(a)
Unrealized appreciation (depreciation)	784,257	(b)

Total accumulated earnings (deficit)	$786,712

(a)	As of November 30, 2024, the cumulative deferred loss on straddles was $268,860.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.

ABFunds.com	AB Core Plus Bond ETF 47

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE I

Reorganization

At meetings held on November 5-7, 2024, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business February 7, 2025. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Reorganization	Shares outstanding immediately after the Reorganization		Aggregate net assets before the Reorganization		Aggregate net assets immediately after the Reorganization
AB Total Return Bond Portfolio	14,331,948	– 0	–	$132,651,834	+	$	– 0	–
AB Core Plus Bond ETF	1,250,028	5,039,723		43,755,214			176,407,048

+	Includes unrealized appreciation of $1,408,433.

Assuming the acquisition of the Acquired Portfolio’s had been completed on February 7, 2025, the Acquiring Portfolio’s pro forma results of operations for the six months ended May 31, 2025, are as follows:

Net investment income	$4,351,370
Net realized and unrealized gain on investments	(2,790,155)

Net increase in net assets resulting from operations	$1,561,215

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquiring Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 7, 2025.

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Core Plus Bond ETF 49

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$35.73	$35.00

Income From Investment Operations

Net investment income(b)(c)	.81	1.58

Net realized and unrealized gain (loss) on investment transactions	(.60)	.55

Net increase in net asset value from operations	.21	2.13

Less: Dividends and Distributions

Dividends from net investment income	(.85)	(1.40)

Distributions from net realized gain on investment transactions	(.02)	– 0	–

Total dividends and distributions	(.87)	(1.40)

Net asset value, end of period	$35.07	$35.73

Total Return

Total investment return based on net asset value(d)	.58%	6.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$146,964	$55,383

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	.30%^	.32	%^

Expenses, before waivers/reimbursements(e)(f)‡	.31%^	.33	%^

Net investment income(d)	4.69%^	4.62	%^

Portfolio turnover rate(g)	53%	232%

‡ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolio	.01%^	.01	%^

See footnote summary on page 51.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, for the six months ended May 31, 2025 and for the year ended November 30, 2024, such waiver amounted to .01% (annualized), and .01%, respectively.

(f)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) to November 30, 2024

Net of waivers/reimbursements	.30	%^	.32	%^
Before waivers/reimbursements	.31	%^	.33	%^

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Core Plus Bond ETF 51

Information Regarding the Review and Approval of Amendment to the Fund’s Advisory Agreement

At a meeting of the Board of Directors of AB Active ETFs, Inc. (the “Company”) held in-person on November 5-7, 2024 (the “Meeting”), the Adviser recommended an amendment to the Company’s then-current Advisory Agreement with the Adviser (the “Amended Advisory Agreement”) to effect a fee reduction in the advisory fee paid by AB Core Plus Bond ETF (the “Fund”). The amendment would reduce the Fund’s advisory fee from 0.33% to 0.30%, effective February 10, 2025. The disinterested directors (the “directors”) of the Company unanimously approved the Amended Advisory Agreement with the Adviser in respect of the Fund. At the Meeting the Adviser also proposed that the Fund would receive the assets of AB Total Return Bond Portfolio (the “Acquired Portfolio”), a series of AB Bond Fund, Inc. (a mutual fund), in exchange for shares of the Fund (an exchange-traded fund) and the assumption by the Fund of all the liabilities of the Acquired Portfolio. Shareholders of the Acquired Portfolio would receive shares of the Fund in a liquidating distribution of the Acquired Portfolio (the “Conversion”). The Conversion is expected to be consummated on or about February 10, 2025.

Prior to approval of the Amended Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Amended Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed

52 AB Core Plus Bond ETF	ABFunds.com

advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Amended Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Amended Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Amended Advisory Agreement (like the Fund’s then-current Advisory Agreement) provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors noted that the proposed lowering of the advisory fee would benefit the Fund and its shareholders. They also noted that the Adviser was reducing fees for business reasons, and had assured them that there would be no diminution in the nature or quality of services to the Fund. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Amended Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund commenced operations in December 2023, the directors were unable to consider information about the profitability of the Fund to the Adviser for the fiscal period ended December 31, 2023 under the Fund’s then-current Advisory Agreement. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Amended Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

ABFunds.com	AB Core Plus Bond ETF 53

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider for the year to date period ended July 31, 2024, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the period reviewed.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider, concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the proposed advisory fee (like the Fund’s then-current advisory fee) is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

54 AB Core Plus Bond ETF	ABFunds.com

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund (like the Fund’s then-current unitary fee) covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered a pro forma total expense ratio for the Fund (reflecting the proposed reduction in the advisory fee effective February 10, 2025) in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s pro forma expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund (like the Fund’s then-current advisory fee schedule) does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific

ABFunds.com	AB Core Plus Bond ETF 55

services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

56 AB Core Plus Bond ETF	ABFunds.com

AB CORE PLUS BOND ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-CPB-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB DISRUPTORS ETF

(NYSE Arca: FWD)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.2%
Information Technology – 40.8%
Communications Equipment – 1.9%
Arista Networks, Inc.(a)	73,973	$6,409,021
Ciena Corp.(a)	84,904	6,797,414

		13,206,435

Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp. – Class A	93,004	8,363,850
Yaskawa Electric Corp.	206,000	4,871,076

		13,234,926

IT Services – 4.0%
CoreWeave, Inc. – Class A(a)	30,927	3,442,484
EPAM Systems, Inc.(a)	18,714	3,265,406
MongoDB, Inc.(a)	18,219	3,440,294
Shopify, Inc. – Class A(a)	86,496	9,274,101
Snowflake, Inc. – Class A(a)	37,097	7,629,740

		27,052,025

Semiconductors & Semiconductor Equipment – 22.4%
Advanced Micro Devices, Inc.(a)	77,206	8,549,020
Advantest Corp.	140,600	7,178,351
Analog Devices, Inc.	31,326	6,703,138
Applied Materials, Inc.	39,178	6,141,152
ARM Holdings PLC (ADR)(a)	27,966	3,482,886
ASM International NV	9,474	5,158,271
Broadcom, Inc.	89,310	21,619,272
Infineon Technologies AG	176,419	6,864,588
Intel Corp.	209,000	4,085,950
KLA Corp.	6,495	4,915,936
Lam Research Corp.	63,328	5,116,269
Lattice Semiconductor Corp.(a)	128,887	5,792,182
Marvell Technology, Inc.	52,602	3,166,114
Monolithic Power Systems, Inc.	10,799	7,147,858
NVIDIA Corp.	254,822	34,434,097
Taiwan Semiconductor Manufacturing Co., Ltd.	477,607	15,411,047
Texas Instruments, Inc.	35,591	6,507,814

		152,273,945

Software – 10.6%
Adobe, Inc.(a)	12,321	5,114,324
Atlassian Corp. – Class A(a)	16,606	3,447,904
Cloudflare, Inc. – Class A(a)	44,987	7,462,893
Crowdstrike Holdings, Inc. – Class A(a)	10,373	4,889,521
HubSpot, Inc.(a)	5,749	3,391,335
JFrog Ltd.(a)	95,759	4,111,891
Monday.com Ltd.(a)	17,142	5,099,574
Oracle Corp.	41,929	6,940,507
Palantir Technologies, Inc. – Class A(a)	71,406	9,409,883

ABFunds.com	AB Disruptors ETF 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Rubrik, Inc. – Class A(a)	33,630	$3,206,621
Samsara, Inc. – Class A(a)	119,085	5,542,216
ServiceNow, Inc.(a)	8,726	8,822,771
Synopsys, Inc.(a)	9,548	4,430,081

		71,869,521

		277,636,852

Industrials – 23.6%
Aerospace & Defense – 5.9%
Hensoldt AG	69,289	7,236,753
Howmet Aerospace, Inc.	42,105	7,153,218
Karman Holdings, Inc.(a)	87,988	3,771,166
L3Harris Technologies, Inc.	20,860	5,096,932
Rocket Lab Corp.(a)	149,476	4,004,462
Rolls-Royce Holdings PLC	495,523	5,788,275
Saab AB – Class B	72,184	3,641,535
Thales SA	11,600	3,521,365

		40,213,706

Building Products – 2.2%
Johnson Controls International PLC	35,805	3,629,553
Kingspan Group PLC	54,137	4,640,158
Trane Technologies PLC	15,631	6,725,550

		14,995,261

Construction & Engineering – 1.0%
Quanta Services, Inc.	19,755	6,767,273

Electrical Equipment – 10.6%
ABB Ltd. (REG)	84,356	4,758,388
BWX Technologies, Inc.	28,141	3,534,509
Eaton Corp. PLC	37,037	11,859,247
GE Vernova, Inc.	21,609	10,220,625
Prysmian SpA	111,667	7,175,182
Rockwell Automation, Inc.	28,714	9,060,703
Schneider Electric SE	24,449	6,143,732
Siemens Energy AG(a)	97,879	9,500,518
Vertiv Holdings Co. – Class A	94,404	10,189,024

		72,441,928

Industrial Conglomerates – 1.1%
Hitachi Ltd.	260,000	7,290,343

Machinery – 2.8%
Harmonic Drive Systems, Inc.	228,900	5,203,174
Mitsubishi Heavy Industries Ltd.	363,500	8,444,173
Westinghouse Air Brake Technologies Corp.	28,461	5,758,230

		19,405,577

		161,114,088

Communication Services – 9.9%
Entertainment – 5.1%
Netflix, Inc.(a)	8,063	9,733,896
Nintendo Co., Ltd.	79,600	6,528,750

2 AB Disruptors ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sea Ltd. (ADR)(a)	60,330	$9,675,122
Spotify Technology SA(a)	13,680	9,099,115

		35,036,883

Interactive Media & Services – 4.1%
Alphabet, Inc. – Class A	31,695	5,443,299
Meta Platforms, Inc. – Class A	20,497	13,271,603
Reddit, Inc. – Class A(a)	26,779	3,008,621
Tencent Holdings Ltd. – Class H	93,600	5,946,722

		27,670,245

Media – 0.7%
Trade Desk, Inc. (The) – Class A(a)	64,198	4,828,973

		67,536,101

Health Care – 8.9%
Health Care Equipment & Supplies – 5.1%
Abbott Laboratories	30,847	4,120,542
Boston Scientific Corp.(a)	93,850	9,878,651
Intuitive Surgical, Inc.(a)	19,859	10,968,920
Straumann Holding AG (REG)	25,914	3,329,344
Stryker Corp.	17,607	6,737,143

		35,034,600

Life Sciences Tools & Services – 2.1%
Lonza Group AG (REG)	9,436	6,537,607
Thermo Fisher Scientific, Inc.	14,766	5,948,040
Waters Corp.(a)	4,831	1,687,179

		14,172,826

Pharmaceuticals – 1.7%
AstraZeneca PLC (Sponsored ADR)	48,066	3,500,647
Eli Lilly & Co.	8,522	6,286,423
Novo Nordisk A/S – Class B	24,694	1,704,894

		11,491,964

		60,699,390

Consumer Discretionary – 7.1%
Automobiles – 1.9%
Tesla, Inc.(a)	37,927	13,140,189

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	64,024	13,125,560

Hotels, Restaurants & Leisure – 1.5%
Booking Holdings, Inc.	1,159	6,396,440
DoorDash, Inc. – Class A(a)	16,936	3,533,696

		9,930,136

Household Durables – 1.0%
Sony Group Corp.	255,600	6,748,924

Specialty Retail – 0.8%
Carvana Co.(a)	17,066	5,583,313

		48,528,122

ABFunds.com	AB Disruptors ETF 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 2.5%
Electric Utilities – 1.3%
Constellation Energy Corp.	22,606	$6,920,827
Oklo, Inc.(a)	34,402	1,813,673

		8,734,500

Independent Power and Renewable Electricity Producers – 1.2%
Vistra Corp.	52,421	8,417,240

		17,151,740

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Cameco Corp.	103,031	6,030,404
EQT Corp.	121,346	6,689,805

		12,720,209

Financials – 1.5%
Capital Markets – 1.2%
Robinhood Markets, Inc. – Class A(a)	119,037	7,874,298

Financial Services – 0.3%
Affirm Holdings, Inc.(a)	41,299	2,143,418

		10,017,716

Total Common Stocks (cost $521,613,052)		655,404,218

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $6,300,352)	6,300,352	6,300,352

Total Investments – 97.1% (cost $527,913,404)		661,704,570
Other assets less liabilities – 2.9%		19,679,238

Net Assets – 100.0%		$681,383,808

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

4 AB Disruptors ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $521,613,052)	$655,404,218
Affiliated issuers (cost $6,300,352)	6,300,352
Cash	1,295
Foreign currencies, at value (cost $667,333)	676,330
Receivable for investment securities sold and foreign currency transactions	18,963,230
Unaffiliated dividends receivable	368,189
Affiliated dividends receivable	43,018
Receivable due from Adviser	2,198

Total assets	681,758,830

Liabilities
Advisory fee payable	373,641
Payable for investment securities purchased and foreign currency transactions	1,381

Total liabilities	375,022

Net Assets	$681,383,808

Composition of Net Assets
Capital stock, at par	$837
Additional paid-in capital	573,431,530
Distributable earnings	107,951,441

Net Assets	$681,383,808

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 8,370,020 shares outstanding)	$81.41

See notes to financial statements.

ABFunds.com	AB Disruptors ETF 5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $98,864)	$1,684,084
Affiliated issuers	270,806
Interest	6,429	$1,961,319

Expenses
Advisory fee (see Note B)	1,843,031

Total expenses before bank overdraft expense	1,843,031
Bank overdraft expense	5,128

Total expenses	1,848,159
Less: expenses waived and reimbursed by the Adviser (see Note B)	(13,131)

Net expenses		1,835,028

Net investment income		126,291

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(42,436,340)
In-kind redemptions		17,922,423
Foreign currency transactions		(62,006)
Net change in unrealized appreciation (depreciation) of:
Investments		34,378,764
Foreign currency denominated assets and liabilities		23,469

Net gain on investment and foreign currency transactions		9,826,310

Net Increase in Net Assets from Operations		$9,952,601

See notes to financial statements.

6 AB Disruptors ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$126,291	$55,472
Net realized gain (loss) on investment transactions	(24,575,923)	27,004,194
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	34,402,233	80,392,187

Net increase in net assets from operations	9,952,601	107,451,853
Distribution to Shareholders	(8,898,744)	– 0	–
Capital Stock Transactions
Net increase	191,536,774	202,927,861
Other capital	3,380	17,646

Total increase	192,594,011	310,397,360
Net Assets
Beginning of period	488,789,797	178,392,437

End of period	$681,383,808	$488,789,797

See notes to financial statements.

ABFunds.com	AB Disruptors ETF 7

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

The AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Disruptors ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on March 22, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government

8 AB Disruptors ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants

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NOTES TO FINANCIAL STATEMENTS (continued)

would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$655,404,218		$	– 0	–	$	– 0	–	$655,404,218
Short-Term Investments	6,300,352			– 0	–		– 0	–	6,300,352

Total Investments in Securities	661,704,570			– 0	–		– 0	–	661,704,570
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$661,704,570		$	– 0	–	$	– 0	–	$661,704,570

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the

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NOTES TO FINANCIAL STATEMENTS (continued)

mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and prior tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .65% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and

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NOTES TO FINANCIAL STATEMENTS (continued)

expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $13,131.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,655	$229,389	$229,744	$6,300	$271

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$590,862,897		$556,819,879
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$187,090,042		$56,433,339
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$139,709,653
Gross unrealized depreciation	(5,918,487)

Net unrealized appreciation	$133,791,166

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Shares sold	3,250,000	3,370,000	$254,153,302	$248,296,848

Shares redeemed	(760,000)	(580,000)	(62,616,528)	(45,368,987)

Net increase	2,490,000	2,790,000	$191,536,774	$202,927,861

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Foreign (Non-US) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Global Risk—The Fund invests in companies in multiple countries, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can

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NOTES TO FINANCIAL STATEMENTS (continued)

be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments. Because the Fund may invest to a significant extent in the information technology sector, the Fund’s performance largely depends on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, changes in interest rates, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Depositary Receipts Risk—Investing in depositary receipts involves risks that are similar to the risks of direct investments in foreign securities. For example, investing in depositary receipts may involve risks relating to political, economic or regulatory conditions in foreign countries. In addition, the issuers of the securities underlying certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2024 and November 30, 2023 were as follows:

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,293,668
Undistributed capital gains	4,026,879	(a)
Unrealized appreciation (depreciation)	97,577,037	(b)

Total accumulated earnings (deficit)	$106,897,584

(a)	During the fiscal year, the Fund utilized $5,095,970 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an

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NOTES TO FINANCIAL STATEMENTS (continued)

indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024		March 22, 2023(a) November 30, 2023

Net asset value, beginning of period	$83.13		$57.73		$50.00

Income From Investment Operations

Net investment income (loss)(b)(c)	.02		.01		(.01)

Net realized and unrealized gain (loss) on investment transactions	(.24	)(d)	25.39		7.74

Net increase (decrease) in net asset value from operations	(.22)		25.40		7.73

Less: Distributions

Distributions from net realized gain on investment transactions	(1.50)		– 0	–	– 0	–

Net asset value, end of period	$81.41		$83.13		$57.73

Total Return

Total investment return based on net asset value(e)	(.28)%		43.99%		15.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$681,384		$488,790		$178,392

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.65	%^	.65%		.65	%^

Expenses, before waivers/reimbursements(f)	.65	%^	.65%		.65	%^

Net investment income (loss)(c)	.04	%^	.02%		(.04	)%^

Portfolio turnover rate(g)	101%		163%		90%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024	September 20, 2023(a) to November 30, 2023

Net of waivers/reimbursements	.65%	^	.65%	.65%	^
Before waivers/reimbursements	.65%	^	.65%	.65%	^

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Disruptors ETF (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 and calendar 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

22 AB Disruptors ETF	ABFunds.com

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider, concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new

ABFunds.com	AB Disruptors ETF 23

fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

24 AB Disruptors ETF	ABFunds.com

AB DISRUPTORS ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-DR-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB High Yield ETF

(NYSE Arca: HYFI)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 77.0%
Industrial – 69.2%
Basic – 4.0%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	954	$897,361
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		279	114,957
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		633	571,415
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		517	511,504
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		50	50,440
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,363
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(a)		40	40,397
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		807	806,693
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		679	675,171
FMG Resources August 206 Pty Ltd. 4.50%, 09/15/2027(a)		80	78,334
GPD Cos., Inc. 10.125%, 04/01/2026(a)		66	63,984
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		257	252,171
Graphic Packaging International LLC
3.50%, 03/15/2028(a)		390	370,399
3.75%, 02/01/2030(a)		23	21,223
4.75%, 07/15/2027(a)		28	27,591
INEOS Quattro Finance 2 PLC 6.75%, 04/15/2030(a)	EUR	141	152,164
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	125	125,086
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d)(e)(f)(g)(h)		60	– 0	–
Mineral Resources Ltd. 8.50%, 05/01/2030(a)		471	464,340
New Gold, Inc. 6.875%, 04/01/2032(a)		175	178,962

ABFunds.com	AB High Yield ETF 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Rain Carbon, Inc. 12.25%, 09/01/2029(a)	U.S.$	64	$66,864
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		12	11,463
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		431	428,867
SNF Group SACA 4.50%, 03/15/2032(a)	EUR	469	545,743
Toucan FinCo Ltd./Toucan FinCo Can., Inc./Toucan FinCo US LLC 8.25%, 05/15/2030(a)		189	212,344
9.50%, 05/15/2030(a)	U.S.$	262	260,449
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		240	169,296
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		131	129,306
5.625%, 08/15/2029(a)		136	119,828

			7,351,715

Capital Goods – 7.7%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(b)	EUR	123	4,396
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	368	338,387
6.00%, 06/15/2027(g)		238	238,681
Bombardier, Inc. 6.00%, 02/15/2028(a)		302	301,903
7.25%, 07/01/2031(a)		328	338,489
7.50%, 02/01/2029(a)		121	125,069
7.875%, 04/15/2027(a)		12	12,052
8.75%, 11/15/2030(a)		567	609,253
Calderys Financing LLC 11.25%, 06/01/2028(a)		307	326,252
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		743	658,157
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		413	409,213
5.125%, 07/15/2029(a)		11	10,774
Cornerstone Building Brands, Inc. 9.50%, 08/15/2029(a)		56	49,771
Crown Americas LLC 5.25%, 04/01/2030		31	30,889
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	20,624
EnerSys 4.375%, 12/15/2027(a)		80	77,562
6.625%, 01/15/2032(a)		175	178,682

2 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Esab Corp. 6.25%, 04/15/2029(a)	U.S.$	694	$706,318
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		80	76,743
Griffon Corp. 5.75%, 03/01/2028		305	302,999
LSB Industries, Inc. 6.25%, 10/15/2028(a)(c)		337	333,613
Madison IAQ LLC 5.875%, 06/30/2029(a)		984	951,144
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		966	892,342
Moog, Inc. 4.25%, 12/15/2027(a)		649	629,764
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		680	644,688
New Enterprise Stone & Lime Co., Inc. 5.25%, 07/15/2028(a)		100	98,233
Silgan Holdings, Inc. 4.125%, 02/01/2028		750	728,497
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(a)		197	210,077
TransDigm, Inc. 4.625%, 01/15/2029		923	893,206
4.875%, 05/01/2029		355	343,619
6.00%, 01/15/2033(a)		449	444,802
6.375%, 03/01/2029(a)		407	413,614
6.75%, 08/15/2028(a)		690	701,392
6.875%, 12/15/2030(a)		150	154,614
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		771	801,439
Triumph Group, Inc. 9.00%, 03/15/2028(a)		610	638,231
Trivium Packaging Finance BV 8.25%, 07/15/2030(a)		201	208,783
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)		234	238,921
7.25%, 06/15/2028(a)		124	125,516

			14,268,709

Communications - Media – 7.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		330	253,255
AMC Networks, Inc. 4.25%, 02/15/2029		180	137,705
10.25%, 01/15/2029(a)		206	218,803
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		432	395,146

ABFunds.com	AB High Yield ETF 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Banijay Entertainment SAS 8.125%, 05/01/2029(a)	U.S.$	246	$254,841
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		451	412,868
4.25%, 01/15/2034(a)		577	497,974
4.50%, 05/01/2032		935	851,140
4.50%, 06/01/2033(a)		299	266,274
4.75%, 02/01/2032(a)		390	360,937
5.125%, 05/01/2027(a)		134	132,665
CSC Holdings LLC 4.50%, 11/15/2031(a)		150	101,458
4.625%, 12/01/2030(a)		729	336,849
5.375%, 02/01/2028(a)		204	185,803
5.50%, 04/15/2027(a)		356	337,225
6.50%, 02/01/2029(a)		252	201,172
7.50%, 04/01/2028(a)		200	154,574
11.25%, 05/15/2028(a)		449	444,317
11.75%, 01/31/2029(a)		536	502,805
DISH DBS Corp. 5.125%, 06/01/2029		829	543,277
5.25%, 12/01/2026(a)		743	686,398
5.75%, 12/01/2028(a)		451	382,367
7.375%, 07/01/2028		71	48,484
Gray Media, Inc. 4.75%, 10/15/2030(a)		125	90,414
5.375%, 11/15/2031(a)		17	12,135
7.00%, 05/15/2027(a)		173	171,760
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		9	6,890
9.125%, 05/01/2029(a)		606	507,637
Lamar Media Corp. 4.875%, 01/15/2029		8	7,855
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		654	421,928
6.75%, 10/15/2027(a)		200	144,850
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		143	141,476
National CineMedia, Inc. 5.75%, 08/15/2026(d)(e)(f)(i)		21	– 0	–
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		356	337,360
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		370	356,047
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		130	123,178
Paramount Global 6.375%, 03/30/2062		193	188,540

4 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(g)	U.S.$	214	$183,473
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		96	80,355
8.125%, 02/15/2033(a)		289	289,289
Sirius XM Radio LLC 4.125%, 07/01/2030(a)		163	148,216
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	113	126,575
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	559	542,208
Univision Communications, Inc. 4.50%, 05/01/2029(a)		254	225,430
6.625%, 06/01/2027(a)		672	672,155
7.375%, 06/30/2030(a)		425	397,069
8.00%, 08/15/2028(a)		156	156,112
8.50%, 07/31/2031(a)		75	72,024
Veritiv Operating Co. 10.50%, 11/30/2030(a)		141	150,220
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		236	217,618
VZ Secured Financing BV 5.00%, 01/15/2032(a)		518	447,816
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		574	487,314

			14,412,281

Communications - Telecommunications – 4.5%
Altice Financing SA 5.75%, 08/15/2029(a)		261	199,041
Altice France Holding SA 10.50%, 05/15/2027(a)(e)(j)		252	90,090
Altice France SA 3.375%, 01/15/2028(a)	EUR	245	235,423
5.125%, 07/15/2029(a)	U.S.$	640	539,494
5.50%, 01/15/2028(a)		665	572,053
5.50%, 10/15/2029(a)		740	628,467
8.125%, 02/01/2027(a)		354	325,761
Cogent Communications Group LLC 3.50%, 05/01/2026(a)		153	151,764
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		207	197,488
EchoStar Corp. 3.875% (3.875% Cash or 3.875% PIK), 11/30/2030(b)(c)(k)		11	10,604
6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b)(c)		746	641,588
10.75%, 11/30/2029		647	650,922

ABFunds.com	AB High Yield ETF 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Fibercop SpA 7.20%, 07/18/2036(a)	U.S.$	564	$548,592
7.721%, 06/04/2038(a)		405	404,587
Series 2033 6.375%, 11/15/2033(a)		200	194,880
Frontier Communications Holdings LLC 6.00%, 01/15/2030(a)		498	504,454
6.75%, 05/01/2029(a)		1,205	1,221,725
GCI LLC 4.75%, 10/15/2028(a)		200	188,320
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		373	422,278
11.00%, 11/15/2029(a)		314	357,265
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	142	161,231
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)	U.S.$	206	214,465

			8,460,492

Consumer Cyclical - Automotive – 2.5%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		364	371,502
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		360	327,024
6.875%, 07/01/2028		86	85,385
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		585	548,034
Dana, Inc. 4.25%, 09/01/2030		20	18,981
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d)(e)(f)(g)(h)(i)		32	– 0	–
Exide Technologies (First Lien) 11.00%, 10/31/2024(d)(e)(f)(g)(h)(i)		13	– 0	–
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		279	284,764
Goodyear Tire & Rubber Co. (The) 6.625%, 07/15/2030		460	460,626
IHO Verwaltungs GmbH 6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	144	170,471
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	200	202,184
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(a)		153	150,218
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		402	388,095
PM General Purchaser LLC 9.50%, 10/01/2028(a)		798	512,915

6 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tenneco, Inc. 8.00%, 11/17/2028(a)	U.S.$	442	$435,308
Titan International, Inc. 7.00%, 04/30/2028		17	16,650
ZF North America Capital, Inc. 6.875%, 04/14/2028(a)		214	211,263
7.125%, 04/14/2030(a)		432	416,081

			4,599,501

Consumer Cyclical - Entertainment – 1.4%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		379	365,189
Carnival Corp. 5.75%, 03/01/2027(a)		570	570,958
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	40,891
Live Nation Entertainment, Inc. 3.75%, 01/15/2028(a)		232	222,961
6.50%, 05/15/2027(a)		262	265,309
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		200	182,686
Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	219	237,907
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	131	131,067
5.875%, 02/15/2027(a)		13	12,995
6.75%, 02/01/2032(a)		196	196,074
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		368	354,079
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		24	23,988
7.00%, 02/15/2029(a)		50	50,353
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	28,664

			2,683,121

Consumer Cyclical - Other – 6.0%
Affinity Interactive 6.875%, 12/15/2027(a)		54	40,313
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		641	581,432
5.00%, 03/01/2030(a)		362	351,274
6.75%, 05/15/2035(a)		64	64,353
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		222	184,167
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		544	531,542
5.50%, 04/01/2027(a)		398	396,694
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	261,868

ABFunds.com	AB High Yield ETF 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Great Canadian Gaming Corp. 8.75%, 11/15/2029(a)	U.S.$	147	$142,755
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		736	654,834
3.75%, 05/01/2029(a)		329	311,303
4.00%, 05/01/2031(a)		285	263,468
4.875%, 01/15/2030		17	16,655
5.75%, 05/01/2028(a)		11	11,026
5.875%, 04/01/2029(a)		419	423,433
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		562	503,743
5.00%, 06/01/2029(a)		423	397,197
6.625%, 01/15/2032(a)		115	114,884
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		70	69,547
LGI Homes, Inc. 7.00%, 11/15/2032(a)		191	177,372
Light & Wonder International, Inc. 7.00%, 05/15/2028(a)		9	9,013
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		895	838,552
Mattamy Group Corp. 5.25%, 12/15/2027(a)		203	201,898
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)		203	206,912
11.875%, 04/15/2031(a)		290	301,003
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		20	13,040
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		20	19,155
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		396	371,531
4.75%, 01/15/2028(a)		115	113,016
5.00%, 02/15/2027(a)		128	127,072
Station Casinos LLC 4.50%, 02/15/2028(a)		287	278,456
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		8	8,044
5.875%, 06/15/2027(a)		743	749,241
Thor Industries, Inc. 4.00%, 10/15/2029(a)		678	625,618
Travel & Leisure Co. 4.50%, 12/01/2029(a)		226	214,951
4.625%, 03/01/2030(a)		12	11,329
6.00%, 04/01/2027(c)		325	327,480
6.625%, 07/31/2026(a)		473	477,801

8 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)	U.S.$	695	$672,663

			11,064,635

Consumer Cyclical - Restaurants – 1.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		53	49,787
3.875%, 01/15/2028(a)		191	184,892
4.00%, 10/15/2030(a)		87	80,017
4.375%, 01/15/2028(a)		1,299	1,265,876
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(a)		411	409,036
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	20,635
Yum! Brands, Inc. 3.625%, 03/15/2031		90	81,959
4.75%, 01/15/2030(a)		114	111,525

			2,203,727

Consumer Cyclical - Retailers – 3.5%
Arko Corp. 5.125%, 11/15/2029(a)		76	63,426
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		230	224,098
4.625%, 11/15/2029(a)		48	45,622
Carvana Co. 5.50%, 04/15/2027(a)		39	37,067
9.00% (9.00% Cash or 12.00% PIK), 12/01/2028(a)(b)(c)		166	170,503
9.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a)(b)(c)		824	868,578
9.00%, 06/01/2031(a)(b)(c)		278	322,477
eG Global Finance PLC 12.00%, 11/30/2028(a)		204	225,020
FirstCash, Inc. 5.625%, 01/01/2030(a)		150	149,001
Gap, Inc. (The) 3.625%, 10/01/2029(a)		251	229,851
3.875%, 10/01/2031(a)		54	47,731
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		288	241,214
8.75%, 01/15/2032(a)		263	203,638
11.50%, 08/15/2029(a)		255	236,546
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		733	700,939
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	66,406
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		335	322,752

ABFunds.com	AB High Yield ETF 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lithia Motors, Inc. 4.625%, 12/15/2027(a)	U.S.$	80	$78,824
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		40	19,526
Patrick Industries, Inc. 4.75%, 05/01/2029(a)		15	14,384
Penske Automotive Group, Inc. 3.75%, 06/15/2029		51	47,758
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		394	404,260
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		78	74,510
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		292	279,666
Staples, Inc. 10.75%, 09/01/2029(a)		732	667,935
12.75%, 01/15/2030(a)		192	124,062
VF Corp. 2.95%, 04/23/2030		91	75,975
White Cap Buyer LLC 6.875%, 10/15/2028(a)		639	626,041

			6,567,810

Consumer Non-Cyclical – 10.2%
AdaptHealth LLC 4.625%, 08/01/2029(a)		117	108,121
5.125%, 03/01/2030(a)		133	123,013
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		617	580,153
4.625%, 01/15/2027(a)		269	266,361
6.50%, 02/15/2028(a)		470	479,781
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		713	740,172
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	55,647
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		192	157,177
11.00%, 09/30/2028(a)		1,358	1,299,973
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		117	100,140
5.25%, 05/15/2030(a)		974	876,863
5.625%, 03/15/2027(a)		266	262,156
6.00%, 01/15/2029(a)		14	13,435
6.875%, 04/15/2029(a)		321	267,554
10.875%, 01/15/2032(a)		267	284,785
CVS Health Corp. 6.75%, 12/10/2054		33	32,108
7.00%, 03/10/2055		363	365,526

10 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	157	$139,028
4.625%, 06/01/2030(a)		983	919,449
6.75%, 07/15/2033(a)		479	483,589
Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)		190	195,635
Embecta Corp. 5.00%, 02/15/2030(a)		452	402,379
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		428	324,270
Encompass Health Corp. 4.50%, 02/01/2028		265	261,036
Grifols SA 3.875%, 10/15/2028(a)	EUR	312	338,872
IQVIA, Inc. 5.00%, 10/15/2026(a)	U.S.$	400	398,752
5.00%, 05/15/2027(a)		197	195,595
Kedrion SpA 6.50%, 09/01/2029(a)		150	144,026
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/2029(a)		134	139,729
Kronos Acquisition Holdings, Inc. 8.25%, 06/30/2031(a)		399	349,249
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		212	199,848
9.875%, 08/15/2030(a)		462	494,996
11.00%, 10/15/2030(a)		212	233,240
Medline Borrower LP 3.875%, 04/01/2029(a)		544	512,997
ModivCare, Inc. 5.00% (5.00% Cash or 10.00% PIK), 10/01/2029(b)(c)(d)(f)(g)		459	128,478
5.00%, 10/01/2029(g)		13	669
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		203	162,093
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(c)		267	195,690
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		137	134,608
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		82	85,535
Newell Brands, Inc. 8.50%, 06/01/2028(a)		258	267,095
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		600	563,592
5.125%, 04/30/2031(a)		449	377,447
7.875%, 05/15/2034(a)		379	326,948

ABFunds.com	AB High Yield ETF 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Owens & Minor, Inc. 6.625%, 04/01/2030(a)	U.S.$	135	$114,336
10.00%, 04/15/2030(a)		259	270,489
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		84	80,016
5.50%, 10/15/2027(a)		239	238,154
Post Holdings, Inc. 4.50%, 09/15/2031(a)		54	49,240
5.50%, 12/15/2029(a)		230	227,100
6.25%, 02/15/2032(a)		900	915,156
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		417	400,307
6.25%, 04/01/2029(a)		388	389,141
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		204	191,889
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		133	132,842
Tenet Healthcare Corp. 4.625%, 06/15/2028		1,231	1,206,811
US Foods, Inc. 4.75%, 02/15/2029(a)		513	501,847
6.875%, 09/15/2028(a)		208	214,213

			18,919,351

Energy – 8.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		302	299,237
5.75%, 03/01/2027(a)		222	221,991
5.75%, 01/15/2028(a)		199	198,429
Aris Water Holdings LLC 7.25%, 04/01/2030(a)		321	323,215
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		66	65,873
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		303	313,032
Buckeye Partners LP 3.95%, 12/01/2026		357	350,453
4.125%, 12/01/2027		279	271,514
4.50%, 03/01/2028(a)		320	312,918
5.85%, 11/15/2043		85	72,029
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	15,990
8.375%, 01/15/2029(a)		227	230,312
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		572	576,239
8.75%, 07/01/2031(a)		165	161,613

12 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CNX Resources Corp. 6.00%, 01/15/2029(a)	U.S.$	47	$46,594
7.375%, 01/15/2031(a)		384	393,350
Crescent Energy Finance LLC 7.625%, 04/01/2032(a)		51	48,228
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		197	204,321
Excelerate Energy LP 8.00%, 05/15/2030(a)		323	334,331
Genesis Energy LP/Genesis Energy Finance Corp. 8.25%, 01/15/2029		138	142,972
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		208	209,104
7.00%, 08/01/2027		21	21,029
Harvest Midstream I LP 7.50%, 09/01/2028(a)		354	359,420
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		799	788,973
5.875%, 03/01/2028(a)		57	57,514
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 04/15/2030(a)		81	76,892
6.00%, 02/01/2031(a)		181	167,324
6.25%, 04/15/2032(a)		43	39,263
6.875%, 05/15/2034(a)		267	242,073
7.25%, 02/15/2035(a)		414	385,165
8.375%, 11/01/2033(a)		74	73,757
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		544	569,601
Kinetik Holdings LP 6.625%, 12/15/2028(a)		118	120,379
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		136	139,586
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		2	1,895
Murphy Oil Corp. 5.875%, 12/01/2042(c)		20	15,444
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		55	52,790
9.125%, 01/31/2030(a)		78	70,904
NFE Financing LLC 12.00%, 11/15/2029(a)		868	369,162
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		546	533,639
NuStar Logistics LP 5.625%, 04/28/2027		403	403,846
6.00%, 06/01/2026		286	287,101
6.375%, 10/01/2030		29	29,542

ABFunds.com	AB High Yield ETF 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Parkland Corp. 5.875%, 07/15/2027(a)	U.S.$	280	$279,866
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		233	216,096
7.875%, 09/15/2030(a)		29	25,346
9.875%, 03/15/2030(a)		326	311,780
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		208	205,373
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		100	96,610
6.875%, 04/15/2040(a)		202	192,754
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		515	515,927
Sunoco LP 7.00%, 05/01/2029(a)		192	198,344
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		91	87,076
5.875%, 03/15/2028		16	15,951
6.00%, 04/15/2027		660	659,122
7.00%, 09/15/2028(a)		504	517,905
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)		1	993
Talos Production, Inc. 9.00%, 02/01/2029(a)		55	54,624
9.375%, 02/01/2031(a)		66	65,164
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		91	91,378
Transocean, Inc. 8.75%, 02/15/2030(a)		214	216,533
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		569	529,807
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		315	322,286
9.00%, 09/30/2029(a)(l)		513	485,616
9.875%, 02/01/2032(a)		1,194	1,271,944
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		32	29,140

			15,986,679

Other Industrial – 1.1%
AECOM 5.125%, 03/15/2027		194	193,660
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	165,762
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	255	249,148

14 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pachelbel Bidco SpA 6.436% (EURIBOR 3 Month + 4.25%), 05/17/2031(a)(m)	EUR	100	$114,144
7.125%, 05/17/2031(a)		125	151,288
RB Global Holdings, Inc. 7.75%, 03/15/2031(a)	U.S.$	337	352,822
Resideo Funding, Inc. 4.00%, 09/01/2029(a)		84	78,291
Steelcase, Inc. 5.125%, 01/18/2029		50	48,559
Stena International SA 7.25%, 01/15/2031(a)		200	199,706
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		602	578,763

			2,132,143

Services – 4.8%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		223	212,789
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		236	244,510
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(a)		51	51,410
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		1,348	1,288,415
4.875%, 06/01/2028(a)	GBP	100	128,872
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	862	799,065
Aramark Services, Inc. 5.00%, 02/01/2028(a)		716	708,754
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		168	160,176
4.875%, 07/01/2029(a)		254	234,907
Engineering - Ingegneria Informatica - SpA 8.105% (EURIBOR 3 Month + 5.75%), 02/15/2030(a)(m)	EUR	103	118,435
8.625%, 02/15/2030(a)		119	143,237
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	372	367,127
6.00%, 06/01/2029(a)		522	496,124
8.25%, 08/01/2032(a)		138	137,619
8.375%, 11/15/2032(a)		124	124,448
ION Trading Technologies SARL 9.50%, 05/30/2029(a)		4	4,142
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		80	77,556

ABFunds.com	AB High Yield ETF 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Matthews International Corp. 8.625%, 10/01/2027(a)	U.S.$	104	$108,093
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		440	362,252
Monitronics International, Inc. 9.125%, 04/01/2020(d)(e)(f)(i)		14	– 0	–
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		517	496,868
5.75%, 04/15/2026(a)		516	517,197
Rakuten Group, Inc. 11.25%, 02/15/2027(a)		200	215,418
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		302	301,191
Sabre GLBL, Inc. 10.75%, 11/15/2029(a)		291	296,852
11.125%, 07/15/2030(a)		301	308,760
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	412	479,580
Sotheby’s 7.375%, 10/15/2027(a)	U.S.$	186	183,225
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	178	206,930
VT Topco, Inc. 8.50%, 08/15/2030(a)	U.S.$	64	67,945

			8,841,897

Technology – 2.2%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		37	36,409
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	206	240,192
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	541	552,101
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		42	40,442
CACI International, Inc. 6.375%, 06/15/2033(a)		197	200,798
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(a)		50	45,977
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		72	71,552
CoreWeave, Inc. 9.25%, 06/01/2030(a)		232	231,719
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		334	351,933

16 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)	U.S.$	120	$121,596
Gen Digital, Inc. 6.75%, 09/30/2027(a)		684	695,491
GoTo Group, Inc. 5.50%, 05/01/2028(a)		218	148,561
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029 (a)		200	203,952
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	159	182,900
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	402	359,850
Rackspace Finance LLC 3.50%, 05/15/2028(a)		266	95,753
Rackspace Technology Global, Inc. 5.375%, 12/01/2028(a)		109	26,424
Rocket Software, Inc. 9.00%, 11/28/2028(a)		217	223,894
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	14,662
Virtusa Corp. 7.125%, 12/15/2028(a)		37	35,705
Western Digital Corp. 4.75%, 02/15/2026		187	186,162

			4,066,073

Transportation - Airlines – 1.5%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		840	832,045
American Airlines, Inc. 7.25%, 02/15/2028(a)		127	128,306
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		95	94,758
5.75%, 04/20/2029(a)		1,196	1,174,800
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		314	310,744
OneSky Flight LLC 8.875%, 12/15/2029(a)		74	74,623
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK), 03/06/2030(a)(b)(c)		180	140,494

			2,755,770

Transportation - Services – 2.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	158	181,454
7.00%, 05/21/2030(a)	U.S.$	200	203,288

ABFunds.com	AB High Yield ETF 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	151	$144,557
5.375%, 03/01/2029(a)		611	576,087
5.75%, 07/15/2027(a)		22	21,712
8.25%, 01/15/2030(a)		394	400,119
8.375%, 06/15/2032(a)		276	278,222
Dcli Bidco LLC 7.75%, 11/15/2029(a)		99	99,613
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	134	189,450
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	359	316,250
5.00%, 12/01/2029(a)		308	209,437
12.625%, 07/15/2029(a)		308	313,759
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	359	413,864
Mundys SpA 1.875%, 02/12/2028(a)		153	167,131
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	684	650,484

			4,165,427

			128,479,331

Financial Institutions – 6.5%
Banking – 0.7%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(l)		28	24,567
Bread Financial Holdings, Inc. 8.375%, 06/15/2035(a)		243	236,050
9.75%, 03/15/2029(a)		575	612,254
Freedom Mortgage Corp. 12.00%, 10/01/2028(a)		267	286,756
12.25%, 10/01/2030(a)		29	32,029
Societe Generale SA 8.00%, 06/30/2025(a)(l)		3	3,008

			1,194,664

Brokerage – 1.2%
AG Issuer LLC 6.25%, 03/01/2028(a)		197	196,809
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		414	429,711
Aretec Group, Inc. 7.50%, 04/01/2029(a)		101	100,705
10.00%, 08/15/2030(a)		550	599,902
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,867
9.125%, 01/31/2030(a)		322	337,392

18 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(a)	U.S.$	462	$474,252
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		136	136,874

			2,286,512

Finance – 2.6%
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		29	26,390
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		402	348,052
Enova International, Inc. 9.125%, 08/01/2029(a)		698	717,663
11.25%, 12/15/2028(a)		119	127,777
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		370	366,592
9.25%, 02/01/2029(a)		62	63,913
GGAM Finance Ltd. 6.875%, 04/15/2029(a)		118	120,761
8.00%, 02/15/2027(a)		153	157,376
goeasy Ltd. 6.875%, 05/15/2030(a)		120	118,752
7.375%, 10/01/2030(a)		410	409,811
9.25%, 12/01/2028(a)		196	206,159
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		650	615,862
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	196,445
Navient Corp. 5.50%, 03/15/2029		141	135,755
5.625%, 08/01/2033		577	508,118
9.375%, 07/25/2030		214	233,211
11.50%, 03/15/2031		354	401,050
OneMain Finance Corp. 6.625%, 05/15/2029		85	85,956

			4,839,643

Financial Services – 0.5%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		384	380,175
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	140,835
Herc Holdings Escrow, Inc. 7.00%, 06/15/2030(a)		214	220,495
7.25%, 06/15/2033(a)		210	216,042
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	109	36,434

			993,981

ABFunds.com	AB High Yield ETF 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)	U.S.$	162	$156,780
8.25%, 02/01/2029(a)		109	112,749
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		60	60,809
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		151	150,230
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	202	234,602
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)	U.S.$	289	298,817
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.125%, 02/15/2032(a)		190	195,058
Molina Healthcare, Inc. 4.375%, 06/15/2028(a)		126	122,182

			1,331,227

REITs – 0.8%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	111	125,728
Brandywine Operating Partnership LP 8.875%, 04/12/2029	U.S.$	84	89,544
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		2	1,981
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031(a)		144	153,812
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a)(c)		435	443,799
MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(a)		154	157,942
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)		107	97,957
Service Properties Trust 8.375%, 06/15/2029		223	225,210
8.625%, 11/15/2031(a)		94	100,134

			1,396,107

			12,042,134

Utility – 1.3%
Electric – 1.2%
Calpine Corp. 5.125%, 03/15/2028(a)		106	105,088

20 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	999	$933,426
5.25%, 06/15/2029(a)		244	241,106
5.75%, 07/15/2029(a)		172	171,451
10.25%, 03/15/2028(a)(l)		47	51,626
Vistra Corp. 7.00%, 12/15/2026(a)(l)		28	28,339
8.00%, 10/15/2026(a)(l)		29	29,688
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		217	217,139
5.625%, 02/15/2027(a)		413	412,921

			2,190,784

Natural Gas – 0.1%
Venture Global Plaquemines LNG LLC 7.75%, 05/01/2035(a)		119	125,405

			2,316,189

Total Corporates - Non-Investment Grade (cost $143,744,378)			142,837,654

CORPORATES - INVESTMENT GRADE – 15.6%
Industrial – 10.2%
Basic – 0.1%
Glencore Funding LLC 5.634%, 04/04/2034(a)		137	137,759

Communications - Media – 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375%, 04/01/2038		97	89,284
6.484%, 10/23/2045		776	745,045
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		507	499,086
10.00%, 02/15/2031(a)		696	677,549
Time Warner Cable LLC 7.30%, 07/01/2038		104	110,570
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		1,097	932,066
5.141%, 03/15/2052		1,049	679,720
5.391%, 03/15/2062		303	194,684

			3,928,004

Consumer Cyclical - Automotive – 1.5%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		570	582,631
Ford Motor Co. 3.25%, 02/12/2032		136	112,248

ABFunds.com	AB High Yield ETF 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ford Motor Credit Co. LLC 2.70%, 08/10/2026	U.S.$	200	$193,328
4.95%, 05/28/2027		200	196,922
6.054%, 11/05/2031		430	418,773
General Motors Financial Co., Inc. 2.35%, 01/08/2031		44	37,451
2.70%, 06/10/2031		147	125,933
5.625%, 04/04/2032		177	175,793
5.95%, 04/04/2034		100	99,324
6.10%, 01/07/2034		61	61,341
6.40%, 01/09/2033		266	274,677
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		44	44,214
6.50%, 03/10/2028(a)		189	192,992
Phinia, Inc. 6.75%, 04/15/2029(a)		197	201,639

			2,717,266

Consumer Cyclical - Entertainment – 1.4%
Carnival Corp. 4.00%, 08/01/2028(a)		425	411,060
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(a)		633	626,822
5.375%, 07/15/2027(a)		550	550,814
5.50%, 08/31/2026(a)		342	341,986
5.50%, 04/01/2028(a)		563	564,796
5.625%, 09/30/2031(a)		40	39,535

			2,535,013

Consumer Cyclical - Other – 1.6%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	131	148,547
5.00%, 04/29/2029(a)		103	121,062
5.875%, 06/04/2031(a)	U.S.$	200	201,120
6.125%, 06/04/2031(a)	GBP	200	271,328
International Game Technology PLC 6.25%, 01/15/2027(a)	U.S.$	426	430,677
Las Vegas Sands Corp. 5.625%, 06/15/2028		307	307,734
6.00%, 06/14/2030		162	163,738
MDC Holdings, Inc. 6.00%, 01/15/2043		86	76,088
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		900	788,643
Voyager Parent LLC 9.25%, 07/01/2032(a)		456	470,797

			2,979,734

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		299	285,165

22 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.5%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)	U.S.$	347	$321,551
Jazz Securities DAC 4.375%, 01/15/2029(a)		200	191,826
Mylan, Inc. 5.20%, 04/15/2048		319	239,945
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		72	77,646
Viatris, Inc. 2.70%, 06/22/2030		204	178,319

			1,009,287

Energy – 1.0%
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		14	11,454
4.90%, 06/01/2044		16	12,280
Energy Transfer LP 8.00%, 05/15/2054		65	68,060
Harbour Energy PLC 6.327%, 04/01/2035(a)		376	364,024
Var Energi ASA 5.875%, 05/22/2030(a)		241	244,044
6.50%, 05/22/2035(a)		241	243,523
7.50%, 01/15/2028(a)		200	210,322
8.00%, 11/15/2032(a)		200	221,656
Woodside Finance Ltd. 5.40%, 05/19/2030		137	137,292
6.00%, 05/19/2035		354	351,876

			1,864,531

Other Industrial – 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		702	679,312
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		396	404,292

			1,083,604

Services – 0.5%
Block, Inc. 2.75%, 06/01/2026		977	952,575

Transportation - Airlines – 0.6%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		46	45,055
United Airlines, Inc. 4.375%, 04/15/2026(a)		958	947,213
4.625%, 04/15/2029(a)		229	217,463

			1,209,731

ABFunds.com	AB High Yield ETF 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.1%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	U.S.$	200	$200,100
Stonepeak Nile Parent LLC 7.25%, 03/15/2032(a)		50	51,781

			251,881

			18,954,550

Financial Institutions – 5.3%
Banking – 4.5%
Ally Financial, Inc. 5.543%, 01/17/2031		177	176,734
5.737%, 05/15/2029		221	223,153
6.70%, 02/14/2033		121	122,791
6.848%, 01/03/2030		83	86,696
Series B 4.70%, 05/15/2026(l)		164	155,356
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	204,452
Banco Santander SA 6.35%, 03/14/2034		200	206,452
6.921%, 08/08/2033		400	426,492
Barclays PLC 5.785%, 02/25/2036		482	483,253
BNP Paribas SA 4.625%, 02/25/2031(a)(l)		454	393,713
Citigroup, Inc. 5.827%, 02/13/2035		211	210,272
Series AA 7.625%, 11/15/2028(l)		32	33,481
Series W 4.00%, 12/10/2025(l)		18	17,822
Series Y 4.15%, 11/15/2026(l)		46	44,721
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		387	347,855
3.742%, 01/07/2033		200	175,900
7.079%, 02/10/2034		204	213,908
Intesa Sanpaolo SpA 5.71%, 01/15/2026(a)		908	909,435
Lloyds Banking Group PLC 6.00%, 06/07/2032(l)	GBP	8	9,953
7.50%, 09/27/2025(l)	U.S.$	219	219,738
Santander Holdings USA, Inc. 5.741%, 03/20/2031		222	224,440
Societe Generale SA 3.625%, 03/01/2041(a)		250	172,023
5.512%, 05/22/2031(a)		539	543,387
7.367%, 01/10/2053(a)		200	203,874

24 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Standard Chartered PLC 6.228%, 01/21/2036(a)	U.S.$	371	$385,061
Synchrony Financial 5.45%, 03/06/2031		101	100,542
5.935%, 08/02/2030		82	83,137
7.25%, 02/02/2033		629	642,234
UBS Group AG 7.125%, 08/10/2034(a)(l)		297	291,099
9.25%, 11/13/2028(a)(l)		355	386,772
UniCredit SpA 5.861%, 06/19/2032(a)		600	600,918
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(l)		111	109,213

			8,404,877

Brokerage – 0.1%
CI Financial Corp. 3.20%, 12/17/2030		158	137,869

Finance – 0.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		50	49,031
Aircastle Ltd. 5.25%, 06/15/2026(a)(l)		29	28,647
Blackstone Private Credit Fund 6.00%, 11/22/2034		139	133,860

			211,538

Insurance – 0.2%
ACE Capital Trust II 9.70%, 04/01/2030		20	23,857
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		59	57,207
Liberty Mutual Group, Inc. 7.80%, 03/07/2087(a)		55	61,944
Swiss RE Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	198,900

			341,908

REITs – 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(a)		84	81,374
Newmark Group, Inc. 7.50%, 01/12/2029		630	662,407

			743,781

			9,839,973

ABFunds.com	AB High Yield ETF 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
American Electric Power Co., Inc. 6.95%, 12/15/2054	U.S.$	80	$81,866
NRG Energy, Inc. 7.00%, 03/15/2033(a)		55	59,396
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)		71	76,665

			217,927

Total Corporates - Investment Grade (cost $28,621,251)			29,012,450

BANK LOANS – 4.1%
Industrial – 3.4%
Basic – 0.2%
INEOS US Petrochem LLC 8.677% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(n)		495	451,688

Capital Goods – 0.2%
ACProducts Holdings, Inc. 8.811% (SOFR + 4.25%), 05/17/2028(n)		95	69,957
ECO Material Technologies, Inc. 7.467% (CME Term SOFR 6 Month + 3.25%), 02/12/2032(d)(n)		380	379,525

			449,482

Communications - Media – 0.5%
Advantage Sales & Marketing, Inc. 8.789% (SOFR + 4.25%), 10/28/2027(n)		36	30,166
DIRECTV Financing LLC 9.791% (SOFR + 5.25%), 08/02/2029(n)		418	411,346
Gray Television, Inc. 7.439% (CME Term SOFR 3 Month + 3.00%), 12/01/2028(n)		352	338,807
iHeartCommunications, Inc. 10.629%, 05/01/2029(o)		246	201,494

			981,813

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 8.324% (SOFR + 4.00%), 01/30/2031(n)		50	49,796
Lumen Technologies, Inc. 6.791% (CME Term SOFR 1 Month + 2.35%), 04/16/2029(n)		63	62,635

			112,431

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 10.310% (CME Term SOFR 3 Month + 5.00%), 01/31/2028(n)		219	212,588

26 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.1%
Weber-Stephen Products LLC 7.691% (CME Term SOFR 3 Month + 3.25%), 10/30/2027(n)	U.S.$	120	$118,477

Consumer Cyclical - Retailers – 0.2%
Foundation Building Materials, Inc. 9.548% (CME Term SOFR 3 Month + 5.25%), 01/29/2031(n)		460	432,400

Consumer Non-Cyclical – 0.6%
Gainwell Acquisition Corp. 8.399% (SOFR + 4.00%), 10/01/2027(n)		38	36,615
MPH Acquisition Holdings LLC 8.030% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(n)		57	55,943
Neptune Bidco US, Inc. 9.330% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(n)		573	534,504
Opal US LLC 7.435% (CME Term SOFR 3 Month + 3.25%), 04/28/2032(n)		356	356,178
US Radiology Specialists, Inc. 9.049% (SOFR + 4.75%), 12/15/2027(n)		87	86,787

			1,070,027

Other Industrial – 0.0%
American Tire Distributors, Inc. 14.750% (SOFR + 7.25%), 10/20/2028(n)		80	24,399

Technology – 1.2%
Ascend Learning LLC 10.177% (SOFR + 5.75%), 12/10/2029(n)		24	23,312
Clover Holdings 2, LLC 7.750%, 12/09/2031(d)		402	405,015
Clover Holdings SPV III LLC 15.000%, 12/09/2027(d)		12	12,065
Commscope, Inc. 9.597%, 12/17/2029(o)		584	588,845
Loyalty Ventures, Inc. 14.00% (CME Term SOFR 3 Month + 5.50%), 11/03/2027(d)(e)(f)(j)(n)		115	864
Peraton Corp. 8.177% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(n)		269	232,833
12.604%, 02/01/2029(o)		230	167,709
Polaris Newco LLC 8.291% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(n)		472	456,397

ABFunds.com	AB High Yield ETF 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Project Alpha Intermediate Holdings, Inc. 10.122% (CME Term SOFR 1 Month + 5.00%), 05/09/2033(d)(n)	U.S.$	260	$256,100
Veritas US, Inc. 4.500% (PIK Interest 4 + 4.50%), 12/09/2029(n)		16	15,425
4.500% (CME Term SOFR 3 Month + 8.00%), 12/09/2029(n)		16	15,424

			2,173,989

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 6.270% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(n)		129	129,512
JetBlue Airways Corp. 9.055% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(n)		199	193,279

			322,791

			6,350,085

Financial Institutions – 0.6%
Brokerage – 0.1%
Jane Street Group LLC 6.313% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(n)		318	317,414

Financial Services – 0.2%
Osttra Group Ltd. 8.333%, 05/20/2032(o)		220	220,068
Rackspace Finance, LLC 7.197% (CME Term SOFR 1 Month + 2.75%), 05/15/2028(n)		275	122,539

			342,607

Insurance – 0.3%
AssuredPartners, Inc. 7.827% (CME Term SOFR 1 Month + 3.50%), 02/14/2031(n)		352	352,458
Asurion LLC 8.677% (SOFR + 4.25%), 08/19/2028(n)		157	156,212

			508,670

			1,168,691

Utility – 0.1%
Electric – 0.1%
Vistra Operations Co. LLC 6.327% (CME Term SOFR 3 Month + 2.00%), 04/30/2031(n)		181	177,097

Total Bank Loans (cost $7,957,033)			7,695,873

28 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 1.1%
Basic – 0.3%
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)	U.S.$	227	$224,929
9.375%, 03/01/2029(a)		201	211,050

			435,979

Consumer Cyclical - Other – 0.7%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		236	216,896
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	216,469
7.125%, 06/26/2031(a)		331	336,379
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	200,000
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		390	362,852

			1,332,596

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d)(e)(f)(g)(h)		15	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d)(e)(f)(g)(h)		3	– 0	–

			– 0	–

Consumer Non-Cyclical – 0.1%
Teva Pharmaceutical Finance Netherlands III BV 7.875%, 09/15/2029		200	215,486
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(d)(e)(f)(g)(h)		95	9

			215,495

			1,984,070

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		13	12,811

Total Emerging Markets - Corporate Bonds (cost $2,058,292)			1,996,881

ABFunds.com	AB High Yield ETF 29

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Consumer Cyclical - Automotive – 0.1%
Exide International Holdings LP 0.00%(d)(f)(g)	39	$40,482

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%	490	7,938

Other Industrial – 0.0%
WESCO International, Inc. Series A 10.625%	1,425	36,366

Technology – 0.0%
Veritas US, Inc. 0.00%(d)(e)(g)	678	15,255

		100,041

Financials – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%	2,175	39,694

Total Preferred Stocks (cost $102,027)		139,735

COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Curo Group Holdings LLC(e)	9,491	49,040

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d)(e)(f)	21,027	– 0	–
CHC Group LLC(d)(e)(f)	468	– 0	–

		– 0	–

Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(e)(f)	5,687	14,161

		14,161

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(d)(e)(f)	7	1,316

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d)(f)	3,584	645

30 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(d)(e)(f)	1,009	$5
K201640219 South Africa Ltd.(d)(e)(f)(h)	678	– 0	–
K2016470219 South Africa Ltd. – Class A(d)(e)(f)(j)	191,574	– 0	–
K2016470219 South Africa Ltd. – Class B(d)(e)(f)(j)	30,276	– 0	–

		5

Total Common Stocks (cost $371,546)		65,167

RIGHTS – 0.0%
Utilities – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Vistra Energy Corp., expiring 12/31/2099(d)(e) (cost $0)	3,442	4,216

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(p)(q)(r) (cost $3,064,847)	3,064,847	3,064,847

Total Investments – 99.6% (cost $185,919,374)		184,816,823
Other assets less liabilities – 0.4%		816,954

Net Assets – 100.0%		$185,633,777

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	95	September 2025	$10,277,813	$66,797

Sold Contracts
U.S. 10 Yr Ultra Futures	8	September 2025	900,375	(1,234)
U.S. Long Bond (CBT) Futures	6	September 2025	676,688	(1,437)
U.S. T-Note 2 Yr (CBT) Futures	10	September 2025	2,074,375	(2,414)
U.S. T-Note 10 Yr (CBT) Futures	1	September 2025	110,750	(633)
U.S. Ultra Bond (CBT) Futures	3	September 2025	348,188	(516)

				$60,563

ABFunds.com	AB High Yield ETF 31

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	3,790	USD	4,315	07/09/2025	$2,656
State Street Bank & Trust Co.	EUR	1,019	USD	1,142	07/09/2025	(16,957)
State Street Bank & Trust Co.	GBP	206	USD	274	07/16/2025	(4,200)

						$(18,501)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00%	Quarterly	3.51%	USD	2,380	$170,360	$42,684	$127,676
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	17.50	USD	80	(26,843)	(10,023)	(16,820)

						$143,517	$32,661	$110,856

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $144,998,775 or 78.1% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2025.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Non-income producing security.

(f)	Fair valued by the Adviser.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027	11/18/2024	$237,522		$238,681		0.13%
Exide International Holdings LP	11/05/2020	29,328		40,482		0.02%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%

32 AB High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value			Percentage of Net Assets
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020 - 05/12/2023	$14,181		$	– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	08/16/2023	– 0	–		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	36,767			– 0	–	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	05/02/2024	361,107			128,478		0.07%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025 - 04/01/2025	9,587			669		0.00%
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026	07/21/2022 - 10/05/2022	203,893			183,473		0.10%
Veritas US, Inc.	12/09/2024	11,482			15,255		0.01%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	02/13/2013	95,493			9		0.00%

(h)	Defaulted matured security.

(i)	Escrow shares.

(j)	Defaulted.

(k)	Convertible security.

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at May 31, 2025.

(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)	The rate shown represents the 7-day yield as of period end.

(r)	Affiliated investments.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB High Yield ETF 33

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $182,854,527)	$181,751,976
Affiliated issuers (cost $3,064,847)	3,064,847
Cash collateral due from broker	303,989
Foreign currencies, at value (cost $41,094)	40,461
Unaffiliated interest and dividends receivable	3,027,452
Receivable for investment securities sold	720,813
Affiliated dividends receivable	12,637
Receivable for variation margin on futures	7,422
Unrealized appreciation on forward currency exchange contracts	2,656
Receivable for variation margin on centrally cleared swaps	1,091
Receivable due from Adviser	639
Other assets	16,669

Total assets	188,950,652

Liabilities
Due to custodian	26,704
Payable for investment securities purchased	3,196,286
Advisory fee payable	64,286
Unrealized depreciation on forward currency exchange contracts	21,157
Foreign capital gains tax payable	3,521
Other liabilities	4,921

Total liabilities	3,316,875

Net Assets	$185,633,777

Composition of Net Assets
Shares of beneficial interest, at par	$501
Additional paid-in capital	199,829,295
Accumulated loss	(14,196,019)

Net Assets	$185,633,777

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 5,014,045 shares outstanding)	$37.02

See notes to financial statements.

34 AB High Yield ETF	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$6,605,967
Dividends
Affiliated issuers	90,334
Unaffiliated issuers	5,253
Other income	2,700	$6,704,254

Expenses
Advisory fee (see Note B)	367,221

Total expenses before bank overdraft expense	367,221
Bank overdraft expense	2,427

Total expenses	369,648
Less: expenses waived and reimbursed by the Adviser (see Note B)	(4,397)

Net expenses		365,251

Net investment income		6,339,003

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(97,630)
In-kind redemptions		(240,892)
Forward currency exchange contracts		10,902
Futures		139,095
Swaps		68,222
Foreign currency transactions		(199,108)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		(1,894,835)
Forward currency exchange contracts		(90,387)
Futures		111,040
Swaps		124,998
Foreign currency denominated assets and liabilities		1,961

Net loss on investment and foreign currency transactions		(2,066,634)

Net Increase in Net Assets from Operations		$4,272,369

(a)	Net of foreign realized capital gains taxes of $921.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $401.

See notes to financial statements.

ABFunds.com	AB High Yield ETF 35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,339,003		$8,896,134
Net realized gain (loss) on investment transactions	(319,411)		896,392
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(1,747,223)		4,271,590

Net increase in net assets from operations	4,272,369		14,064,116
Distribution to Shareholders
Advisor Class	(6,035,719)		(8,311,593)
Transactions in Shares of the Fund
Net increase	12,290,440		89,695,258
Other capital	– 0	–	4,362

Total increase	10,527,090		95,452,143
Net Assets
Beginning of period	175,106,687		79,654,544

End of period	$185,633,777		$175,106,687

See notes to financial statements.

36 AB High Yield ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB High Yield ETF (the “Fund”) a diversified portfolio. The Fund commenced investment operations on May 15, 2023. At meetings held on January 31 – February 1, 2023, the Fund’s Board of Directors (the “Board”) approved the reorganization of AB High Yield Portfolio, a portfolio of AB Bond Fund, Inc (the “Acquired Portfolio) into the Fund (the “Conversion”), to be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination, (“The Plan”), the Acquired Portfolio was converted into an ETF, the Fund (the “Acquiring Portfolio”) with the same investment objective, and the same investment policies and investment strategies as the Acquired Portfolio on the closing date of the Conversion, May 12, 2023. In connection with the Conversion, the assets and liabilities of the Acquired Portfolio were transferred to the Acquiring Portfolio, and stockholders of the Acquired Portfolio received shares of the Acquiring Portfolio equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Acquired Portfolio (less cash corresponding to any fractional share amount). The Acquired Portfolio had a fiscal year end of October 31, however the Fund has a fiscal year end of November 30. See Note H for additional information regarding the Conversion. The Acquired Portfolio was the accounting survivor in the Conversion and as such, the financial statements and the financial highlights reflect the financial information of the Acquired Portfolio through May 12, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Director’s (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is

ABFunds.com	AB High Yield ETF 37

NOTES TO FINANCIAL STATEMENTS (continued)

responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer,

38 AB High Yield ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar

ABFunds.com	AB High Yield ETF 39

NOTES TO FINANCIAL STATEMENTS (continued)

publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

40 AB High Yield ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$142,709,176		$128,478	(a)	$142,837,654
Corporates – Investment Grade		– 0	–	29,012,450		– 0	–	29,012,450
Bank Loans		– 0	–	6,642,304		1,053,569		7,695,873
Emerging Markets – Corporate Bonds		– 0	–	1,996,872		9	(a)	1,996,881
Preferred Stocks		44,304		39,694		55,737		139,735
Common Stocks		14,161		49,040		1,966	(a)	65,167
Rights		– 0	–	– 0	–	4,216		4,216
Short-Term Investments		3,064,847		– 0	–	– 0	–	3,064,847

Total Investments in Securities		3,123,312		180,449,536		1,243,975	(a)	184,816,823
Other Financial Instruments(b):
Assets:
Futures		66,797		– 0	–	– 0	–	66,797	(c)
Forward Currency Exchange Contracts		– 0	–	2,656		– 0	–	2,656
Centrally Cleared Credit Default Swaps		– 0	–	170,360		– 0	–	170,360	(c)
Liabilities:
Futures		(6,234)		– 0	–	– 0	–	(6,234	)(c)
Forward Currency Exchange Contracts		– 0	–	(21,157)		– 0	–	(21,157)
Centrally Cleared Credit Default Swaps		– 0	–	(26,843)		– 0	–	(26,843	)(c)

Total		$3,183,875		$180,574,552		$1,243,975	(a)	$185,002,402

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

ABFunds.com	AB High Yield ETF 41

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

Prior to the Conversion, all income earned and expenses incurred by the Acquired Portfolio were borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Acquired Portfolio represented by the net assets of such class, except for class specific expenses which are

42 AB High Yield ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

allocated to the respective class. Expenses of AB Bond Fund, Inc. were charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses were allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

9. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

10. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .40% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

ABFunds.com	AB High Yield ETF 43

NOTES TO FINANCIAL STATEMENTS (continued)

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $4,397.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,002	$31,968	$30,905	$3,065	$90

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets, provided that the Fund will not make any 12b-1 payments under the Plan without prior Board and stockholder approval. No such fees are currently paid.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$67,156,710		$56,432,840
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with

44 AB High Yield ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$20,183,861		$18,041,650
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$3,390,011
Gross unrealized depreciation	(4,339,644)

Net unrealized depreciation	$(949,633)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty

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NOTES TO FINANCIAL STATEMENTS (continued)

to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2025, the Fund held futures for hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2025, the Fund held forward currency exchange contracts for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset

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described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral

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NOTES TO FINANCIAL STATEMENTS (continued)

to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$66,797	*	Payable for variation margin on futures	$6,234	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	127,676	*	Payable for variation margin on centrally cleared swaps	16,820	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,656		Unrealized depreciation on forward currency exchange contracts	21,157

Total		$197,129			$44,211

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$139,095	$111,040

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	10,902	(90,387)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	68,222	124,998

Total		$218,219	$145,651

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Futures:
Average notional amount of buy contracts	$10,603,494
Average notional amount of sale contracts	$4,426,757

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$141,830	(a)
Average principal amount of sale contracts	$3,960,522

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$4,588,571

(a)	Positions were open for less than one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
State Street Bank & Trust Co.	$2,656	$(2,656)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$2,656	$(2,656)	$	– 0	–	$	– 0	–	$	– 0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
State Street Bank & Trust Co.	$21,157	$(2,656)	$	– 0	–	$	– 0	–		$18,501

Total	$21,157	$(2,656)	$	– 0	–	$	– 0	–		$18,501	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options

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NOTES TO FINANCIAL STATEMENTS (continued)

on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Advisor Class
Shares sold	825,000	2,575,000	$30,432,965	$94,326,820

Shares redeemed	(500,000)	(125,000)	(18,142,525)	(4,631,562)

Net increase	325,000	2,450,000	$12,290,440	$89,695,258

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the markets for securities in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

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Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixedincome security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Foreign (Non-US) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

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NOTES TO FINANCIAL STATEMENTS (continued)

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum

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NOTES TO FINANCIAL STATEMENTS (continued)

exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	Year Ended November 30, 2024		November 1, 2023 to November 30, 2023	Year Ended October 31, 2023
Distributions paid from:
Ordinary income	$8,311,593		$336,075	$4,910,876

Total taxable distributions paid	8,311,593		336,075	4,910,876
Return of Capital	– 0	–	131,359	– 0	–

Total distributions paid	$8,311,593		$467,434	$4,910,876

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$763,269
Accumulated capital and other losses	(13,805,916	)(a)
Unrealized appreciation (depreciation)	665,015	(b)

Total accumulated earnings (deficit)	$(12,377,632	)(c)

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NOTES TO FINANCIAL STATEMENTS (continued)

(a)

As of November 30, 2024, the Fund had a net capital loss carryforward of $13,805,916. During the fiscal year, the Fund utilized $708,492 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $6,560,050 and a net long-term capital loss carryforward of $7,245,866, which may be carried forward for an indefinite period.

NOTE I

Reorganization

At meetings held on January 31 – February 1, 2023, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business May 12, 2023. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	8,071,417		– 0	–		$66,991,486	+	$	– 0	–
The Fund	– 0	–	1,914,045		$	– 0	–		$66,991,486

*	Represents the accounting survivor.

+	Includes distributions in excess of net investment income of $1,522,177 and unrealized depreciation on investments of $5,609,148, with a fair value of $63,671,262 and identified cost of $69,280,410.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period(a)

Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	November 1, 2023 to November 30, 2023(b)	Year Ended October 31,	January 1, 2021 to October 31, 2021(c)	Year Ended December 31, 2020

2023	2022

Net asset value, beginning of period	$ 37.34	$ 35.58	$ 34.15	$ 34.62	$ 42.09	$ 41.58	$ 40.61

Income From Investment Operations

Net investment income(d)(e)	1.28	2.53	.21	2.34	1.90	1.60	2.11

Net realized and unrealized gain (loss) on investment transactions	(.38)	1.67	1.44	(.32)	(7.09)	.68	1.26

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.90	4.20	1.65	2.02	(5.19)	2.28	3.37

Less: Dividends and Distributions

Dividends from net investment income	(1.22)	(2.44)	(.16)	(2.49)	(2.28)	(1.77)	(2.40)

Return of capital	– 0	–	– 0	–	(.06)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.22)	(2.44)	(.22)	(2.49)	(2.28)	(1.77)	(2.40)

Net asset value, end of period	$ 37.02	$ 37.34	$ 35.58	$ 34.15	$ 34.62	$ 42.09	$ 41.58

Total Return

Total investment return based on net asset value(g)	2.47%	12.21%	4.84%	5.86%	(12.68)%	5.56%	8.95	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$185,634	$175,107	$79,655	$73,899	$67,249	$63,608	$38,751

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)+	.40	%^	.40%	.40	%^	.50%	.60%	.51	%^	.70%

Expenses, before waivers/reimbursements(h)(i)+	.40	%^	.40%	.40	%^	.86%	1.35%	1.74	%^	2.17%

Net investment income(e)	6.90	%^	6.92%	7.21	%^	6.68%	5.00%	4.60	%^	5.41%

Portfolio turnover rate(j)++	32%	75%	4%	57%	48%	36%	75%

See footnote summary on page 59.

58 AB High Yield ETF	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period(a)

(a)

After the close of business on May 12, 2023, AB High Yield Portfolio (the “Acquired Portfolio”) was converted into AB High Yield ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from November 1, 2018 through the Reorganization.

(b)	The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30.

(c)	The Acquired Portfolio changed its fiscal year end from December 31 to October 31.

(d)	Based on average shares outstanding.

(e)	Net of expenses waived/reimbursed by the Adviser.

(f)	Amount is less than $.005.

(g)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended October 31, 2023, such waiver amounted to .01%.

(i)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024	November 1, 2023 to November 30, 2023(b)		Year Ended October 31,		January 1, 2021 to October 31, 2021(c)		Year Ended December 31, 2020

						2023	2022

Net of waivers/reimbursements	.40	%^	.40%	.40	%^	.50%	.60%	.51	%^	.70%
Before waivers/reimbursements	.40	%^	.40%	.40	%^	.86%	1.35%	1.74	%^	2.17%

(j)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

++	Portfolio turnover is calculated for the Fund as a whole for the full fiscal year or period, as applicable, and is not annualized.

See notes to financial statements

ABFunds.com	AB High Yield ETF 59

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB High Yield ETF (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

60 AB High Yield ETF	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

ABFunds.com	AB High Yield ETF 61

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund (including its predecessor mutual fund) against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the performance of the Fund (including its predecessor mutual fund) against a broad-based securities market index, in each case for the 1-, 3- and 5- year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the 10- year period ended May 31, 2024. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider, concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population

62 AB High Yield ETF	ABFunds.com

of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others, and in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB High Yield ETF 63

NOTES

64 AB High Yield ETF	ABFunds.com

AB HIGH YIELD ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-HY-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB International Buffer ETF

(NASDAQ: BUFI)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

		Notional Amount	U.S. $ Value

PURCHASED OPTIONS - CALLS – 98.1%
Options on Equity Indices – 98.1%
iShares MSCI EAFE ETF Expiration: Aug 2025; Contracts: 5,035; Exercise Price: USD 0.44; Counterparty: SG Americas Securities LLC(a) (Premium Paid $43,662,786)	USD	221,540	$43,677,064

PURCHASED OPTIONS - PUTS – 3.0%
Options on Equity Indices – 3.0%
iShares MSCI EAFE ETF Expiration: Aug 2025; Contracts: 5,035; Exercise Price: USD 88.49; Counterparty: SG Americas Securities LLC(a) (Premium Paid $1,306,663)	USD	44,554,715	1,328,384

		Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $248,274)		248,274	248,274

Total Investments – 101.6% (cost $45,217,723)			45,253,722
Other assets less liabilities – (1.6)%			(731,617)

Net Assets – 100.0%			$44,522,105

WRITTEN OPTIONS – CALLS (see Note D)

Description	Counterparty	Contracts	Exercise Price	Expiration Month	Notional (000)	Premiums Received	U.S. $ Value
iShares MSCI EAFE ETF(e)	SG Americas Securities LLC	5,035	USD 93.22	August 2025	USD 46,936	$303,917	$(341,524)

WRITTEN OPTIONS – PUTS (see Note D)

Description	Counterparty	Contracts	Exercise Price	Expiration Month	Notional (000)	Premiums Received	U.S. $ Value
iShares MSCI EAFE ETF(e)	SG Americas Securities LLC	5,035	USD 79.64	August 2025	USD 40,099	$291,155	$(368,512)

(a)	Non-income producing security.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	One contract relates to 100 shares.

ABFunds.com	AB International Buffer ETF 1

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

See notes to financial statements.

2 AB International Buffer ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $44,969,449)	$45,005,448
Affiliated issuers (cost $248,274)	248,274
Cash collateral due from broker	2,000
Affiliated dividends receivable	812
Receivable due from Adviser	41

Total assets	45,256,575

Liabilities
Written options, at value (premiums received $595,072)	710,036
Advisory fee payable	24,434

Total liabilities	734,470

Net Assets	$44,522,105

Composition of Net Assets
Capital stock, at par	$120
Paid-in capital	42,788,131
Distributable earnings	1,733,854

Net Assets	$44,522,105

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 1,200,028 common shares outstanding)	$37.10

See notes to financial statements.

ABFunds.com	AB International Buffer ETF 3

STATEMENT OF OPERATIONS

For the Period from December 9, 2024(a) to May 31, 2025

Investment Income
Dividends—Affiliated issuers	$2,361	$2,361
Expenses
Advisory fee (see Note B)	72,107

Total expenses	72,107
Less: expenses waived and reimbursed by the Adviser (see Note B)	(115)

Net expenses		71,992

Net investment loss		(69,631)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions		1,109,678
In-kind redemptions		632,000
Written options		140,772
Net change in unrealized appreciation (depreciation) of:
Investments		35,999
Written options		(114,964)

Net gain on investment transactions		1,803,485

Net Increase in Net Assets from Operations		$1,733,854

(a)	Commencement of operations.

See notes to financial statements.

4 AB International Buffer ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 9, 2024(a) May 31, 2025 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(69,631)
Net realized gain on investment transactions	1,882,450
Net change in unrealized appreciation (depreciation) of investments	(78,965)

Net increase in net assets from operations	1,733,854
Transactions in Shares of the Fund
Net increase	42,751,725
Other capital	36,526

Total increase	44,522,105
Net Assets
Beginning of period	– 0	–

End of period	$44,522,105

(a)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB International Buffer ETF 5

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the International Buffer ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on December 9, 2024. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing, under normal conditions, substantially all of its assets in a combination of exchange-traded options contracts on an underlying ETF (“Underlying ETF”). The Underlying ETF (initially expected to be the SPDR® S&P 500® ETF Trust) is an ETF that seeks to track the investment results of the S&P 500 Index (the “Underlying ETF’s Index”), which measures the performance of the large capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The Fund uses an options strategy that seeks to produce investment outcomes based on the performance of the Underlying ETF, subject to an approximate upside limit typically between 4% and 5% (“Hedge Period Cap”), while also seeking to provide protection against Underlying ETF share price declines of up to a 10% limit (“Hedge Period Buffer”), over a designated period (typically 90 days, but may be up to 120 days, after portfolio rebalance) (each, a “Hedge Period”). Periodically, the Fund may bear a “first loss” of 2% when doing so permits the Fund to maintain a higher Hedge Period Cap. AllianceBernstein L.P. (the “Adviser”) seeks to monitor the performance of this Options Portfolio (“Options Portfolio”) and may rebalance the portfolio (by liquidating all or a portion of the Options Portfolio) at any time to protect capital or lock-in some portfolio gains of the Fund (“Upside Ratchet”) depending on its evaluation of market conditions. If there is an Upside Ratchet, the Hedge Period may be shorter. The Fund typically utilizes customized call and put equity or index exchange-traded options contracts that reference the Underlying ETF, referred to as Flexible Exchange Options (“FLEX Options”), as well as other listed options that reference the price performance of the Underlying ETF, the Underlying ETF’s Index, or ETFs that replicate the Underlying ETF’s Index. FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style and expiration date and are typically centrally cleared. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

6 AB International Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net

ABFunds.com	AB International Buffer ETF 7

NOTES TO FINANCIAL STATEMENTS (continued)

asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where

8 AB International Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Purchased Options – Calls	$	– 0	–	$43,677,064		$	– 0	–	$43,677,064
Purchased Options – Puts		– 0	–	1,328,384			– 0	–	1,328,384
Short-Term Investments		248,274		– 0	–		– 0	–	248,274

Total Investments in Securities		248,274		45,005,448			– 0	–	45,253,722
Other Financial Instruments(a):
Assets		– 0	–	– 0	–		– 0	–	– 0	–
Liabilities:
Written Options – Calls		– 0	–	(341,524)			– 0	–	(341,524)
Written Options – Puts		– 0	–	(368,512)			– 0	–	(368,512)

Total		$248,274		$44,295,412		$	– 0	–	$44,543,686

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and prior tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from

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NOTES TO FINANCIAL STATEMENTS (continued)

real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .69% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the period ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $115.

A summary of the Fund’s transactions in AB mutual funds for the period ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$	– 0	–	$440	$192	$248	$2

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the period ended May 31, 2025 were as follows:

	Purchases			Sales
Investment securities (excluding U.S. government securities)	$	– 0	–	$	– 0	–
U.S. government securities		– 0	–		– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the period ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$68,343		$9,870,168
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$35,999
Gross unrealized depreciation	(114,964)

Net unrealized depreciation	$(78,965)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the

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NOTES TO FINANCIAL STATEMENTS (continued)

expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the period ended May 31, 2025, the Fund held purchased options for non-hedging purposes. During the period ended May 31, 2025, the Fund held written options for non-hedging purposes.

During the period ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Investments in securities, at value	$45,005,448

Equity contracts			Written options, at value	$710,036

Total		$45,005,448		$710,036

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$1,611,370	$35,999

Equity contracts	Net realized gain (loss) on Written options; Net change in unrealized appreciation (depreciation) of Written options	140,772	(114,964)

Total		$1,752,142	$(78,965)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended May 31, 2025:

Purchased Options:
Average notional amount	$23,494,043
Written Options:
Average notional amount	$45,764,983

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares	Amount
	December 9, 2024(a) May 31, 2025 (unaudited)	December 9, 2024(a) May 31, 2025 (unaudited)

Shares sold	1,475,028	$52,601,758

Shares redeemed	(275,000)	(9,850,033)

Net increase	1,200,028	$42,751,725

(a)	Commencement of operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets for securities in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, interest rate levels and regional and global conflicts, that affect large portions of the market. The Fund is exposed to market risk indirectly through its targeted exposure to the Underlying ETF.

Buffered Loss Risk—There can be no guarantee that the Hedge Period Buffer will be successful in protecting the Fund from the impact of Underlying ETF price declines. Despite the intended Hedge Period Buffer, a shareholder may lose money by investing in the Fund. Declines in excess of the Hedge Period Buffer may result in the loss of an investor’s entire investment beyond the Hedge Period Buffer. If, during a Hedge Period, an investor purchases shares of the Fund after the date on which the Fund has entered into FLEX Options or sells shares of the Fund prior to the expiration of the FLEX Options, the Hedge Period Buffer that the Fund seeks to provide may not be available and the investor may not receive the full, or any, benefit of the Hedge Period Buffer. The Fund does not provide principal protection, and an investor may experience significant losses on an investment in the Fund.

A blended portfolio of expiring options and new options could impact the Fund’s ability to realize the full, or any, benefit of the Hedge Period Buffer and may subject the Fund’s return to an upside limit that is slightly lower or higher than the Hedge Period Cap for the applicable Hedge Period. Accordingly, an investor may bear losses against which the Hedge Period Buffer is anticipated to protect and may be subject to an upside limit that is lower than the Hedge Period Cap.

Buffer/Cap Change Risk—A new Hedge Period Buffer and a new Hedge Period Cap are established each time the Options Portfolio is implemented, including after an Upside Ratchet event. The duration of a Hedge Period Cap or Hedge Period Buffer may vary.

Capped Upside Risk—If an investor purchases shares of the Fund after the first day of a Hedge Period and the value of the Underlying ETF shares is at or near to the Hedge Period Cap for that Hedge Period, there may be little or no ability for that investor to experience an investment gain on their Fund shares unless the Fund engages in an Upside Ratchet of the Fund’s Options Portfolio. If an investor does not hold its shares of the Fund for an entire Hedge Period, the returns realized by that investor may not replicate those the Fund seeks to achieve. If the Underlying ETF experiences gains during a Hedge Period in excess of the Hedge Period Cap, unless the Fund has engaged in an Upside

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NOTES TO FINANCIAL STATEMENTS (continued)

Ratchet, the Fund will not participate in those gains beyond the Hedge Period Cap.

FLEX Options Correlation Risk—Although the value of the FLEX Options structure held by the Fund generally correlates with the share price of the Underlying ETF, the FLEX Options are exercisable at the strike price only on their expiration date, and their daily valuation will not change at the same percentage as the share price of the Underlying ETF. Accordingly, the Fund’s net asset value, or NAV, or market price will not directly correlate on a day-to-day basis with the share price of the Underlying ETF.

FLEX Options Liquidity Risk—The FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading market for FLEX Options may lack depth and liquidity when compared to the trading market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

FLEX Options Valuation Risk—FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of a FLEX Option prior to its expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of a FLEX Option, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, FLEX Options may become more difficult to value and the judgment of the Adviser, as the Fund’s valuation designee, may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Hedge Period Risk—The Fund’s investment strategy is designed to deliver returns that reference an Underlying ETF and are based on options contracts that are designed to be in place for 90-day periods, although in some cases, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund will hold options contracts of longer duration. The Fund may not hold its Options Portfolio for the full duration of the options contracts, and the Adviser may change the Options Portfolio at any time, which would begin a new Hedge Period. Information about the Fund’s holdings is available and updated daily at: www.abfunds.com. Investors acquiring shares of the Fund at different time periods will have different investment results based on the price of shares of the Underlying ETF and how the Hedge Period Buffer and Hedge Period Cap are applied. Engaging in Upside Ratchets may potentially cause the Fund to have a higher portfolio turnover rate, and higher cost, than a fund that does not actively adjust its options portfolio prior to expiration. There is no guarantee that any Upside Ratchet will be successfully implemented, or that it will deliver the desired investment result.

The Fund’s Hedge Period Cap and Hedge Period Buffer are designed to work over a particular time frame, the Hedge Period. Investors that acquire Fund shares after the Hedge Period has commenced, or sell Fund shares before the Hedge Period ends or an Upside Ratchet is performed, may have a different investment result than investors who held Fund shares during the entire Hedge Period. The degree to which an investor may benefit from the Hedge Period Buffer or Hedge Period Cap will depend on the point in time when the investor purchases Fund shares and whether the Adviser effectuates an Upside Ratchet.

At the time of purchasing Fund shares, an investor may be unable to determine the Fund’s position relative to the Hedge Period Cap and Hedge Period Buffer. If the price of the Underlying ETF is near or has exceeded the strike price of the Fund’s Options Portfolio, there may be little remaining upside potential during a particular Hedge Period, until the Options Portfolio expires or the Adviser effectuates an Upside Ratchet. Investors purchasing Fund shares during this period would still remain subject to significant downside risk before the sought-after protection from the Hedge Period Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated Hedge Period Buffer, investors would also remain subject to significant downside risk and would receive no benefit from the Hedge Period Buffer.

The Fund is continuously offered and a new Hedge Period begins after the end of the prior Hedge Period, with a new Hedge Period Cap and a new Hedge Period Buffer. An investor that holds Fund shares over multiple continuous Hedge Periods may have a different investment result than an investor holding Fund shares for one Hedge Period. The Fund’s return is measured, with respect to the Hedge Period Cap and Hedge Period Buffer, over a single Hedge Period. The Fund’s return over a period longer than a single Hedge Period could differ in amount and direction from the return of the Underlying ETF.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively

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NOTES TO FINANCIAL STATEMENTS (continued)

affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders. The Fund’s higher portfolio turnover could also result in deferral of losses, acceleration of gains or treatment of short-term capital gains as ordinary income, all of which could adversely impact Fund shareholders.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security, such as the Underlying ETF, may have a more significant effect, either negative or positive, on the Fund’s NAV.

Underlying ETF Risk—The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The Underlying ETF generally will invest at least 80% of its assets in the component securities of the MSCI EAFE Index and in investments that have economic characteristics that are substantially identical to the component securities of the MSCI EAFE Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by its adviser or its affiliates, as well as in securities not included in the MSCI EAFE Index, but which its adviser believes will help the Underlying ETF track the MSCI EAFE Index. The investment objective of the Underlying ETF is to seek to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to differences between the portfolio of the ETF and the components of the index, expenses, and other factors.

The risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX options.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Underlying ETF is specifically exposed to Asian and European economic risks. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of investments denominated in a non- U.S. currency. The value of investments held by the Underlying ETF (and therefore the value of the Underlying ETF), and therefore the value of the Fund’s FLEX Options, could change based on changes in currency exchange rates. The Fund’s NAV could therefore decline based on changes in the value of currencies or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Sector Risk—The Underlying ETF may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector and industrials sector, which results in the Fund having significant exposure to such sectors through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. To the extent the Underlying Fund does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Underlying ETF’s investments.

Concentration Risk—The Underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Underlying ETF’s investments more than the market as a whole, to the extent that the Underlying ETF’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Equity Securities Risk—The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Large-Capitalization Companies Risk—The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small- and/or mid-capitalization companies. The performance of

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NOTES TO FINANCIAL STATEMENTS (continued)

large capitalization companies also tends to trail the overall market during different market cycles.

Cash Transactions Risk—The Fund may transact many of its creation and redemption orders for cash, rather than in-kind securities. To the extent creation and redemption orders are effected for cash, an investment in the Fund would be expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units primarily on an in-kind basis. When a fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse

ABFunds.com	AB International Buffer ETF 21

NOTES TO FINANCIAL STATEMENTS (continued)

repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide

22 AB International Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB International Buffer ETF 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	December 9, 2025(a) to May 31, 2025 (unaudited)

Net asset value, beginning of period	$ 35.00

Income From Investment Operations

Net investment loss(b)(c)	(.11)

Net realized and unrealized gain (loss) on investment transactions	2.21

Net increase in net asset value from operations	2.10

Net asset value, end of period	$ 37.10

Total Return

Total investment return based on net asset value(d)	6.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,522

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.69	%^

Expenses, before waivers/reimbursements	.69	%^

Net investment loss(c)	(.67	)%^

Portfolio turnover rate(e)	– 0	–%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

24 AB International Buffer ETF	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB International Buffer ETF (the “Fund”) for an initial two-year period at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB International Buffer ETF 25

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain

26 AB International Buffer ETF	ABFunds.com

expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those proposed for the Fund.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s projected total expense ratio in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB International Buffer ETF 27

NOTES

28 AB International Buffer ETF	ABFunds.com

AB INTERNATIONAL BUFFER ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-IB-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INTERNATIONAL LOW VOLATILITY EQUITY ETF

(NYSE: ILOW)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Financials – 25.9%
Banks – 12.9%
Bank Leumi Le-Israel BM	673,983	$10,847,619
DBS Group Holdings Ltd.	238,460	8,269,177
KBC Group NV	179,801	17,750,201
Mitsubishi UFJ Financial Group, Inc.	1,327,300	18,631,596
NatWest Group PLC	2,843,585	20,116,929
Nordea Bank Abp	1,117,964	16,161,386
Oversea-Chinese Banking Corp., Ltd.	1,491,380	18,769,461
Royal Bank of Canada	39,091	4,945,262
Sumitomo Mitsui Financial Group, Inc.	644,900	16,536,470
UniCredit SpA	289,518	18,589,881

		150,617,982

Capital Markets – 5.3%
Euronext NV	99,492	16,196,790
IG Group Holdings PLC	1,147,616	17,364,274
London Stock Exchange Group PLC	126,462	19,228,427
Singapore Exchange Ltd.	825,200	8,971,234

		61,760,725

Insurance – 7.7%
AIA Group Ltd. – Class H	817,600	6,845,004
Allianz SE (REG)	29,226	11,569,457
AXA SA	418,521	19,722,484
Medibank Pvt. Ltd.	3,090,012	9,485,512
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	13,383	8,681,312
NN Group NV	289,887	18,238,407
Tryg A/S	624,276	16,037,406

		90,579,582

		302,958,289

Industrials – 19.1%
Aerospace & Defense – 4.4%
BAE Systems PLC	1,223,828	31,382,236
Safran SA	66,540	19,746,040

		51,128,276

Commercial Services & Supplies – 0.5%
Secom Co., Ltd.	148,900	5,436,122

Construction & Engineering – 2.5%
Stantec, Inc.	168,367	17,286,715
Vinci SA	79,779	11,398,126

		28,684,841

Electrical Equipment – 4.0%
ABB Ltd. (REG)	226,014	12,803,471
Prysmian SpA	288,291	18,524,186
Schneider Electric SE	61,917	15,558,978

		46,886,635

ABFunds.com	AB International Low Volatility Equity ETF 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ground Transportation – 0.2%
Canadian National Railway Co.	27,103	$2,843,652

Industrial Conglomerates – 0.8%
Hitachi Ltd.	338,100	9,480,250

Professional Services – 4.9%
Experian PLC	81,000	4,033,959
Persol Holdings Co., Ltd.	4,612,032	8,626,684
RELX PLC	517,825	27,890,625
Wolters Kluwer NV	97,241	17,254,407

		57,805,675

Trading Companies & Distributors – 1.8%
BOC Aviation Ltd. – Class H(a)	1,163,100	9,411,238
Brenntag SE	112,106	7,590,286
Bunzl PLC	130,512	4,181,808

		21,183,332

		223,448,783

Consumer Discretionary – 11.1%
Automobiles – 1.2%
Honda Motor Co., Ltd.	1,412,300	14,368,179

Broadline Retail – 0.8%
Canadian Tire Corp., Ltd. – Class A	73,708	9,348,659

Diversified Consumer Services – 1.4%
Pearson PLC	1,071,413	16,832,554

Hotels, Restaurants & Leisure – 3.8%
Amadeus IT Group SA	166,557	13,874,976
Aristocrat Leisure Ltd.	180,418	7,245,139
Booking Holdings, Inc.	814	4,492,409
Compass Group PLC	534,761	18,786,013

		44,398,537

Household Durables – 2.5%
Open House Group Co., Ltd.	262,700	11,369,496
Sony Group Corp.	676,200	17,854,548

		29,224,044

Specialty Retail – 1.4%
Industria de Diseno Textil SA	298,604	16,176,616

		130,348,589

Health Care – 10.8%
Health Care Providers & Services – 1.7%
Fresenius SE & Co. KGaA	234,694	11,504,725
Galenica AG(a)	81,434	8,445,228

		19,949,953

2 AB International Low Volatility Equity ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 9.1%
AstraZeneca PLC	117,598	$17,000,508
Chugai Pharmaceutical Co., Ltd.	261,100	13,721,344
Haleon PLC	1,920,434	10,719,190
Hikma Pharmaceuticals PLC	224,749	6,486,026
Novartis AG (REG)	71,927	8,232,361
Novo Nordisk A/S – Class B	278,229	19,209,160
Recordati Industria Chimica e Farmaceutica SpA	184,114	11,036,017
Roche Holding AG	33,176	10,721,475
Sanofi SA	94,909	9,429,884

		106,555,965

		126,505,918

Information Technology – 10.2%
IT Services – 2.7%
Amdocs Ltd.	60,005	5,506,059
BIPROGY, Inc.	396,000	16,016,189
Nomura Research Institute Ltd.	271,500	10,495,353

		32,017,601

Semiconductors & Semiconductor Equipment – 2.3%
ASML Holding NV	13,024	9,668,239
Taiwan Semiconductor Manufacturing Co., Ltd.	514,000	16,585,348

		26,253,587

Software – 5.0%
Constellation Software, Inc./Canada	5,159	18,669,730
Nice Ltd.(b)	53,362	8,979,719
SAP SE	102,663	30,990,167

		58,639,616

Technology Hardware, Storage & Peripherals – 0.2%
Logitech International SA (REG)	21,994	1,832,231

		118,743,035

Consumer Staples – 9.2%
Beverages – 1.2%
Asahi Group Holdings Ltd.	1,026,200	13,555,128

Consumer Staples Distribution & Retail – 3.8%
Jeronimo Martins SGPS SA	130,503	3,283,083
Koninklijke Ahold Delhaize NV	288,236	12,166,040
Loblaw Cos. Ltd.	32,718	5,509,436
Tesco PLC	4,428,955	23,173,955

		44,132,514

Food Products – 2.5%
Glanbia PLC	955,446	13,883,781
Nestle SA (REG)	42,449	4,531,407
Salmar ASA	93,223	4,151,497

ABFunds.com	AB International Low Volatility Equity ETF 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Toyo Suisan Kaisha Ltd.	102,600	$6,818,905

		29,385,590

Tobacco – 1.7%
Philip Morris International, Inc.	110,366	19,930,996

		107,004,228

Communication Services – 4.4%
Diversified Telecommunication Services – 2.6%
Deutsche Telekom AG (REG)	234,446	8,857,635
HKT Trust & HKT Ltd. – Class H	6,956,000	10,023,885
Koninklijke KPN NV	2,457,302	11,543,584

		30,425,104

Interactive Media & Services – 0.7%
Auto Trader Group PLC	729,285	7,808,812

Media – 1.1%
Informa PLC	1,237,854	13,110,749

		51,344,665

Energy – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
ENEOS Holdings, Inc.	1,521,800	7,228,537
Shell PLC	769,908	25,432,172
TotalEnergies SE	69,402	4,070,221

		36,730,930

Utilities – 2.8%
Electric Utilities – 1.3%
Enel SpA	1,614,670	14,820,247

Multi-Utilities – 1.5%
National Grid PLC	1,240,324	17,504,171

		32,324,418

Real Estate – 1.3%
Real Estate Management & Development – 1.3%
Mitsui Fudosan Co., Ltd.	1,559,700	15,024,658

Materials – 0.4%
Metals & Mining – 0.4%
Rio Tinto Ltd.	69,847	5,064,070

Total Common Stocks (cost $860,655,560)		1,149,497,583

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(b)(c)(d) (cost $0)	9,807	– 0	–

4 AB International Low Volatility Equity ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(e)(f)(g) (cost $13,725,102)	13,725,102	$13,725,102

Total Investments – 99.5% (cost $874,380,662)		1,163,222,685
Other assets less liabilities – 0.5%		5,986,795

Net Assets – 100.0%		$1,169,209,480

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	ILS	19,476	USD	5,291	06/12/2025	$(242,996)
Bank of America NA	CAD	55,954	USD	39,733	06/18/2025	(994,169)
Bank of America NA	JPY	595,427	USD	4,052	06/25/2025	(84,442)
Bank of America NA	USD	67,536	CHF	55,102	07/09/2025	(165,428)
Bank of America NA	USD	2,894	EUR	2,591	07/09/2025	54,268
Bank of America NA	USD	3,097	EUR	2,717	07/09/2025	(5,194)
Bank of America NA	GBP	2,484	USD	3,363	07/16/2025	12,719
Bank of America NA	GBP	2,782	USD	3,705	07/16/2025	(47,482)
Bank of America NA	TWD	299,341	USD	10,078	08/22/2025	(149,269)
Deutsche Bank AG	USD	5,204	AUD	8,159	06/12/2025	47,256
Deutsche Bank AG	CAD	5,153	USD	3,689	06/18/2025	(61,884)
Deutsche Bank AG	USD	67,768	JPY	9,481,814	06/25/2025	(1,893,892)
Deutsche Bank AG	EUR	2,577	USD	2,928	07/09/2025	(4,370)
Deutsche Bank AG	USD	2,359	EUR	2,069	07/09/2025	(4,728)
Deutsche Bank AG	GBP	491	USD	657	07/16/2025	(5,590)
Morgan Stanley Capital Services, Inc.	AUD	4,491	USD	2,901	06/12/2025	10,286
Morgan Stanley Capital Services, Inc.	ILS	12,222	USD	3,243	06/12/2025	(230,023)
Morgan Stanley Capital Services, Inc.	JPY	445,071	USD	3,094	06/25/2025	1,627
Morgan Stanley Capital Services, Inc.	JPY	326,168	USD	2,218	06/25/2025	(47,600)
Morgan Stanley Capital Services, Inc.	USD	3,215	JPY	466,435	06/25/2025	25,891
Morgan Stanley Capital Services, Inc.	USD	3,517	JPY	498,704	06/25/2025	(52,411)
Morgan Stanley Capital Services, Inc.	USD	2,871	NOK	29,235	06/26/2025	(9,501)
Morgan Stanley Capital Services, Inc.	CHF	4,736	USD	5,787	07/09/2025	(3,371)
Morgan Stanley Capital Services, Inc.	USD	2,970	CHF	2,451	07/09/2025	26,373

ABFunds.com	AB International Low Volatility Equity ETF 5

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	9,910	EUR	8,757	07/09/2025	$54,423
Morgan Stanley Capital Services, Inc.	USD	9,362	EUR	8,222	07/09/2025	(5,763)
Morgan Stanley Capital Services, Inc.	GBP	2,199	USD	2,935	07/16/2025	(30,823)
Morgan Stanley Capital Services, Inc.	USD	4,958	GBP	3,672	07/16/2025	(4,694)
NatWest Markets PLC	CAD	3,794	USD	2,746	06/18/2025	(15,502)
NatWest Markets PLC	USD	3,476	JPY	499,073	06/25/2025	(9,062)
NatWest Markets PLC	SEK	33,403	USD	3,487	06/26/2025	4,068
NatWest Markets PLC	USD	21,663	SEK	210,833	06/26/2025	317,204
NatWest Markets PLC	EUR	2,740	USD	3,097	07/09/2025	(20,866)
NatWest Markets PLC	GBP	2,240	USD	3,018	07/16/2025	(3,570)
Standard Chartered Bank	USD	809	EUR	716	07/09/2025	5,793
Standard Chartered Bank	SGD	37,814	USD	29,404	07/17/2025	812
Standard Chartered Bank	TWD	88,296	USD	3,011	08/22/2025	(5,997)
State Street Bank & Trust Co.	ILS	14,594	USD	4,186	06/12/2025	38,581
State Street Bank & Trust Co.	USD	53,988	AUD	89,438	06/12/2025	3,576,788
State Street Bank & Trust Co.	CAD	10,351	USD	7,410	06/18/2025	(123,160)
State Street Bank & Trust Co.	USD	3,879	JPY	550,102	06/25/2025	(56,687)
State Street Bank & Trust Co.	USD	5,467	EUR	4,802	07/09/2025	(2,219)
State Street Bank & Trust Co.	GBP	79,182	USD	105,371	07/16/2025	(1,429,862)

						$(1,534,466)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $17,856,466 or 1.5% of net assets.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

See notes to financial statements.

6 AB International Low Volatility Equity ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $860,655,560)	$1,149,497,583
Affiliated issuers (cost $13,725,102)	13,725,102
Cash collateral due from broker	228,000
Foreign currencies, at value (cost $5,512,606)	5,546,914
Unaffiliated dividends receivable	9,534,630
Unrealized appreciation on forward currency exchange contracts	4,176,089
Receivable for capital stock sold	2,029,780
Receivable for investment securities sold and foreign currency transactions	1,467,052
Affiliated dividends receivable	87,737
Receivable due from Adviser	4,460
Other assets	77,251

Total assets	1,186,374,598

Liabilities
Payable for investment securities purchased and foreign currency transactions	10,944,368
Unrealized depreciation on forward currency exchange contracts	5,710,555
Management fee payable	490,621
Other liabilities	19,574

Total liabilities	17,165,118

Net Assets	$1,169,209,480

Composition of Net Assets
Capital stock, at par	$2,880
Additional paid-in capital	844,286,591
Distributable earnings	324,920,009

Net Assets	$1,169,209,480

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 28,801,020 common shares outstanding)	$40.60

See notes to financial statements.

ABFunds.com	AB International Low Volatility Equity ETF 7

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $2,129,381)	$18,350,230
Affiliated issuers	338,153
Interest	21,725	$18,710,108

Expenses
Advisory fee (see Note B)	2,480,439

Total expenses	2,480,439
Less: expenses waived and reimbursed by the Adviser (see Note B)	(16,391)

Net expenses		2,464,048

Net investment income		16,246,060

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(536,681)
In-kind redemptions		26,222,980
Forward currency exchange contracts		8,054,212
Foreign currency transactions		(7,224,872)
Net change in unrealized appreciation (depreciation) of:
Investments		110,964,008
Forward currency exchange contracts		(2,182,249)
Foreign currency denominated assets and liabilities		473,832

Net gain on investment and foreign currency transactions		135,771,230

Contributions from Affiliates (see Note B)		35,482

Net Increase in Net Assets from Operations		$152,052,772

See notes to financial statements.

8 AB International Low Volatility Equity ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)		July 1, 2024 to November 30 2024(a)		Year Ended June 30, 2024(b)
Increase in Net Assets from Operations
Net investment income	$16,246,060		$5,686,290		$16,963,389
Net realized gain on investment and foreign currency transactions	26,515,639		16,611,440		4,704,300
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	109,255,591		18,665,933		78,770,040

Contributions from Affiliates (see Note B)	35,482		58,457		– 0	–

Net increase in net assets from operations	152,052,772		41,022,120		100,437,729

Distribution to Shareholders
Class A	– 0	–	– 0	–	(118,126)
Class C	– 0	–	– 0	–	(3,388)
Advisor Class	(6,787,260)		(7,514,658)		(15,606,346)
Class Z	– 0	–	– 0	–	(1,296)
Capital Stock Transactions
Net increase	197,990,785		2,989,526		23,177,768

Total increase	343,256,297		36,496,988		107,886,341
Net Assets
Beginning of period	825,953,183		789,456,195		681,569,854

End of period	$1,169,209,480		$825,953,183		$789,456,195

(a)	The Acquired Portfolio had a fiscal year end of June 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on July 12, 2024, AB International Low Volatility Equity Portfolio (the “Acquired Portfolio”) was reorganized into AB International Low Volatility Equity ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

See notes to financial statements.

ABFunds.com	AB International Low Volatility Equity ETF 9

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Low Volatility ETF (the “Fund”) a diversified portfolio. The Fund commenced investment operations on July 12, 2024. At meetings held on October 31—November 2, 2023, the Fund’s Board of Directors (the “Board”) approved the reorganization of AB International Low Volatility Equity Portfolio, a portfolio of AB Cap Fund, Inc. (the “Acquired Portfolio”) into the Fund (the “Conversion”), to be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination (“The Plan”), the Acquired Portfolio was converted into an ETF, the Fund (the “Acquiring Portfolio”) with the same investment objective, and the same investment policies and investment strategies as the Acquired Portfolio on the closing date of the Conversion, July 12, 2024. In connection with the Conversion, the assets and liabilities of the Acquired Portfolio were transferred to the Acquiring Portfolio, and stockholders of the Acquired Portfolio received shares of the Acquiring Portfolio equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Acquired Portfolio (less cash corresponding to any fractional share amount). The Acquired Portfolio had a fiscal year end of June 30, however the Fund has a fiscal year end of November 30. See Note J for additional information regarding the Conversion. The Acquired Portfolio was the accounting survivor in the Conversion and as such, the financial statements and the financial highlights reflect the financial information of the Acquired Portfolio through July 12, 2024. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 AB International Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these

ABFunds.com	AB International Low Volatility Equity ETF 11

NOTES TO FINANCIAL STATEMENTS (continued)

foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly

12 AB International Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,149,497,583		$	– 0	–	$	– 0	–	$1,149,497,583
Warrants	– 0	–		– 0	–		0	(b)	– 0	–
Short-Term Investments	13,725,102			– 0	–		– 0	–	13,725,102

Total Investments in Securities	1,163,222,685			– 0	–		0	(b)	1,163,222,685
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	– 0	–		4,176,089			– 0	–	4,176,089
Liabilities:
Forward Currency Exchange Contracts	– 0	–		(5,710,555)			– 0	–	(5,710,555)

Total	$1,163,222,685			$(1,534,466)			$0	(b)	$1,161,688,219

(a)	See Portfolio of Investments for sector classifications.

(b)	The Portfolio held securities with zero market value at period end.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign with-

ABFunds.com	AB International Low Volatility Equity ETF 13

NOTES TO FINANCIAL STATEMENTS (continued)

holding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

Prior to the Conversion, all income earned and expenses incurred by the Acquired Portfolio were borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Acquired Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of AB Cap Fund, Inc. were charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses were allocated among the various share classes based on respective net assets.

14 AB International Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Management Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .50% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly. Prior to July 12, 2024, the Acquired Portfolio paid the Adviser an advisory fee at an annual rate .65% of the first $2.5 billion, .55% of the excess of $2.5 billion up to $5 billion and .50% of the excess over $5 billion of the Fund’s average daily net assets. The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.00%, 1.75%, .75% and .75% of the daily average net assets for Class A, Class C, Advisor Class and Class Z shares, respectively.

ABFunds.com	AB International Low Volatility Equity ETF 15

NOTES TO FINANCIAL STATEMENTS (continued)

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $16,391.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$12,904	$195,435	$194,614	$13,725	$338

For the six months ended May 31, 2025, and for the period ended November 30, 2024 the Adviser reimbursed the Fund $35,482 and $58,457, respectively, for trading losses incurred due to trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets, provided that the Fund will not make any 12b-1 payments under the Plan without prior Board and stockholder approval. No such fees are currently paid.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchase and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$209,741,798		$114,325,362
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with

16 AB International Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$177,402,930		$65,809,660
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$299,461,367
Gross unrealized depreciation	(12,153,810)

Net unrealized appreciation	$287,307,557

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2025, the Fund held forward currency exchange contracts for hedging purposes.

ABFunds.com	AB International Low Volatility Equity ETF 17

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$4,176,089	Unrealized depreciation on forward currency exchange contracts	$5,710,555

Total		$4,176,089		$5,710,555

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$8,054,212	$(2,182,249)

Total		$8,054,212	$(2,182,249)

18 AB International Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$248,092,771
Average principal amount of sale contracts	$218,108,593

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$66,987	$(66,987)	$	– 0	–	$	– 0	–	$ – 0	–
Deutsche Bank AG	47,256	(47,256)		– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	118,600	(118,600)		– 0	–		– 0	–	– 0	–
NatWest Markets PLC	321,272	(49,000)		– 0	–		– 0	–	272,272
Standard Chartered Bank	6,605	(5,997)		– 0	–		– 0	–	608
State Street Bank & Trust Co.	3,615,369	(1,611,928)		– 0	–		– 0	–	2,003,441

Total	$4,176,089	$(1,899,768)	$	– 0	–	$	– 0	–	$2,276,321	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$1,688,980	$(66,987)		$(228,000)		$	– 0	–	$1,393,993
Deutsche Bank AG	1,970,464	(47,256)		– 0	–		– 0	–	1,923,208
Morgan Stanley Capital Services, Inc.	384,186	(118,600)		– 0	–		– 0	–	265,586
NatWest Markets PLC	49,000	(49,000)		– 0	–		– 0	–	– 0	–
Standard Chartered Bank	5,997	(5,997)		– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	1,611,928	(1,611,928)		– 0	–		– 0	–	– 0	–

Total	$5,710,555	$(1,899,768)		$(228,000)		$	– 0	–	$3,582,787	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

ABFunds.com	AB International Low Volatility Equity ETF 19

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets. Transactions in shares of the Fund were as follows:

	Shares					Amount
	Six Months Ended May 31, 2025 (unaudited)		Period Ended November 30, 2024(a)		Year Ended June 30, 2024(b)	Six Months Ended May 31, 2025 (unaudited)			Period Ended November 30, 2024(a)			Year Ended June 30, 2024(b)

Class A
Shares sold	– 0	–	– 0	–	22,737	$	– 0	–	$	– 0	–	$291,465

Shares issued in reinvestment of dividends	– 0	–	– 0	–	3,303		– 0	–		– 0	–	42,140

Shares converted from Class C	– 0	–	– 0	–	241		– 0	–		– 0	–	2,977

Shares converted to Advisor Class	– 0	–	– 0	–	(398,869)		– 0	–		– 0	–	(5,532,794)

Shares redeemed	– 0	–	– 0	–	(80,607)		– 0	–		– 0	–	(1,082,025)

Net increase (decrease)	– 0	–	– 0	–	(453,195)	$	– 0	–	$	– 0	–	$(6,278,237)

20 AB International Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Shares	Amount
Six Months Ended May 31, 2025 (unaudited)	Period Ended November 30, 2024(a)	Year Ended June 30, 2024(b)	Six Months Ended May 31, 2025 (unaudited)	Period Ended November 30, 2024(a)	Year Ended June 30, 2024(b)

Class C
Shares sold	– 0	–	– 0	–	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–

Shares issued in reinvestment of dividends	– 0	–	– 0	–	271	– 0	–	– 0	–	3,387

Shares converted to Class A	– 0	–	– 0	–	(248)	– 0	–	– 0	–	(2,977)

Shares converted to Advisor Class	– 0	–	– 0	–	(18,496)	– 0	–	– 0	–	(250,743)

Shares redeemed	– 0	–	– 0	–	(400)	– 0	–	– 0	–	(5,023)

Net increase (decrease)	– 0	–	– 0	–	(18,873)	$	– 0	–	$	– 0	–	$(255,356)

Advisor Class
Shares sold	7,500,000	384,694	4,099,852	$273,888,070	$13,267,240	$128,904,731

Shares issued in reinvestment of dividends	– 0	–	173,444	402,830	– 0	–	5,868,612	12,266,118

Shares converted from Class A	– 0	–	– 0	–	167,053	– 0	–	– 0	–	5,532,794

Shares converted from Class C	– 0	–	– 0	–	7,571	– 0	–	– 0	–	250,743

Shares converted from Class Z	– 0	–	– 0	–	1,731	– 0	–	– 0	–	57,319

Shares redeemed	(2,050,000)	(463,216)	(3,746,529)	(75,897,285)	(16,146,326)	(117,241,564)

Net increase	5,450,000	94,922	932,508	$197,990,785	$2,989,526	$29,770,141

Class Z
Shares sold	– 0	–	– 0	–	383	$	– 0	–	$	– 0	–	$4,933

Shares issued in reinvestment of dividends	– 0	–	– 0	–	82	– 0	–	– 0	–	1,049

Shares converted to Advisor Class	– 0	–	– 0	–	(4,099)	– 0	–	– 0	–	(57,319)

Shares redeemed	– 0	–	– 0	–	(551)	– 0	–	– 0	–	(7,443)

Net increase (decrease)	– 0	–	– 0	–	(4,185)	$	– 0	–	$	– 0	–	$(58,780)

(a)	The Acquired Portfolio had a fiscal year end of June 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on July 12, 2024, AB International Low Volatility Equity Portfolio (the “Acquired Portfolio”) was reorganized into AB International Low Volatility Equity ETF. The amounts disclosed include those of the Acquired Portfolio. The Advisor class shares have been adjusted retroactively for the periods presented.

See Note A and Note I for additional information on the reorganization.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence

ABFunds.com	AB International Low Volatility Equity ETF 21

NOTES TO FINANCIAL STATEMENTS (continued)

of a contagious disease or illness), terrorism, war, tariffs and trade disputes, interest rate levels, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The net asset value (“NAV”) per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per

22 AB International Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capital Gain Risk—As of the date of this Prospectus, a substantial portion of the Fund’s NAV is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you

ABFunds.com	AB International Low Volatility Equity ETF 23

NOTES TO FINANCIAL STATEMENTS (continued)

purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended November 30, 2024 and the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	July 1, 2024 to November 30, 2024	Year Ended June 30, 2024	Year Ended June 30, 2023
Distributions paid from:
Ordinary income	$7,514,658	$15,729,156	$	– 0	–

Total taxable distributions paid	$7,514,658	$15,729,156	$	– 0	–

24 AB International Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,824,948
Accumulated capital and other losses	(192,332	)(a)
Unrealized appreciation (depreciation)	175,057,363	(b)

Total accumulated earnings (deficit)	$179,689,979

(a)

As of November 30, 2024, the Fund had a net capital loss carryforward of $192,332. During the fiscal period, the Fund utilized $15,649,168 of capital loss carry forwards to offset current period net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $192,332, which may be carried forward for an indefinite period.

NOTE I

Reorganization

At meetings held on October 31—November 2, 2023, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business July 12, 2024. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	54,816,748		– 0	–		$810,284,720	+	$	– 0	–
The Fund	– 0	–	23,150,992		$	– 0	–		$810,284,720

*	Represents the accounting survivor.

+

Includes distributions in excess of net investment income of $8,189,662 and unrealized depreciation on investments of $186,338,704, with a fair value of $794,318,619 and identified cost of $607,979,915.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

ABFunds.com	AB International Low Volatility Equity ETF 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26 AB International Low Volatility Equity ETF	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(a)

Six Months Ended May 31, 2025 (unaudited)	July 1, 2024 to November 30, 2024(b)	Year Ended June 30,

2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 35.37	$ 33.95	$ 30.26	$ 27.06	$ 31.87	$ 26.28	$ 27.80

Income From Investment Operations

Net investment income(c)(d)	0.60	0.24	0.76	0.71	0.62	0.50	0.47

Net realized and unrealized gain (loss) on investment transactions	4.89	1.50	3.64	2.49	(5.26)	5.56	(1.59)

Contributions from Affiliates	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	5.49	1.74	4.40	3.20	(4.64)	6.06	(1.12)

Less: Dividends

Dividends from net investment income	(.26)	(.32)	(0.71)	– 0	–	(0.17)	(0.47)	(0.40)

Net asset value, end of period	$ 40.60	$ 35.37	$ 33.95	$ 30.26	$ 27.06	$ 31.87	$ 26.28

Total Return

Total investment return based on net asset value(f)	15.65	5.17%	14.80%	11.81%	(14.66)%	23.26%	(4.14)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,169,209	$825,953	$789,456	$675,542	$584,252	$656,592	$436,143

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.50	%^	.52	%^	.75%	.75%	.74%	.78%	.95%

Expenses, before waivers/reimbursements	.50	%^	.52	%^	.76%	.76%	.75%	.79%	.99%

Net investment income(d)	3.27	%^	1.64	%^	2.38%	2.51%	1.96%	1.70%	1.74%

Portfolio turnover rate(g)	12%	14%	43%	42%	35%	35%	39%

See footnote summary on page 28.

ABFunds.com	AB International Low Volatility Equity ETF 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(a)

(a)

After the close of business on July 12, 2024, AB International Low Volatility Equity Portfolio (the “Acquired Portfolio”) was converted into AB International Low Volatility Equity ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from June 30, 2020 through the Reorganization.

(b)	The Acquired Portfolio had a fiscal year end of June 30. The Fund has a fiscal year end of November 30.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

28 AB International Low Volatility Equity ETF	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB International Low Volatility Equity ETF (the “Fund”) for an initial two-year period at a meeting held in-person on October 31-November 2, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB International Low Volatility Equity ETF 29

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. However, it was proposed that the Fund would receive the assets of AB International Low Volatility Equity Portfolio (the “Acquired Portfolio”), a series of AB Cap Fund, Inc. (a mutual fund), in exchange for shares of the Fund (an exchange traded fund) and the assumption by the Fund of all the liabilities of the Acquired Portfolio. Shareholders of the Acquired Portfolio would receive shares of the Fund in a liquidating distribution of the Acquired Portfolio (the “Conversion”). The Conversion is expected to be consummated on or about July 2024. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

30 AB International Low Volatility Equity ETF	ABFunds.com

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $600 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advisory fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that

ABFunds.com	AB International Low Volatility Equity ETF 31

the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was higher than a median. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

32 AB International Low Volatility Equity ETF	ABFunds.com

AB International Low Volatility Equity ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-ILVE-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MODERATE BUFFER ETF

(NASDAQ: BUFM)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

		Notional Amount	U.S. $ Value

PURCHASED OPTIONS - CALLS – 99.7%
Options on Equity Indices – 99.7%
SPDR S&P 500 ETF Trust Expiration: Aug 2025; Contracts: 2,851; Exercise Price: USD 2.91; Counterparty: SG Americas Securities LLC(a) (premium paid $164,978,401)	USD	829,641	$166,838,581

PURCHASED OPTIONS - PUTS – 2.4%
Options on Equity Indices – 2.4%
SPDR S&P 500 ETF Trust Expiration: Aug 2025; Contracts: 2,851; Exercise Price: USD 579.01; Counterparty: SG Americas Securities LLC(a) (premium paid $4,816,386)	USD	165,075,751	4,081,378

		Shares
SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(e) (cost $926,865)		926,865	926,865

Total Investments – 102.7% (cost $170,721,652)			171,846,824
Other assets less liabilities – (2.7)%			(4,484,101)

Net Assets – 100.0%			$167,362,723

WRITTEN OPTIONS – CALLS (see Note D)

Description	Counterparty	Contracts	Exercise Price	Expiration Month	Notional (000)	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust(d)	SG Americas Securities LLC	2,851	USD 612.00	August 2025	USD 174,481	$2,551,226	$(2,886,010)

WRITTEN OPTIONS – PUTS (see Note D)

Description	Counterparty	Contracts	Exercise Price	Expiration Month	Notional (000)	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust(d)	SG Americas Securities LLC	2,851	USD 524.57	August 2025	USD 149,555	$1,846,634	$(1,506,640)

(a)	Non-income producing security.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	One contract relates to 100 shares.

(e)	Affiliated investments.

ABFunds.com	AB Moderate Buffer ETF 1

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See notes to financial statements.

2 AB Moderate Buffer ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $169,794,787)	$170,919,959
Affiliated issuers (cost $926,865)	926,865
Cash collateral due from broker	2,000
Affiliated dividends receivable	3,327
Receivable due from Adviser	170

Total assets	171,852,321

Liabilities
Written options at value (premiums received $4,397,860)	4,392,650
Advisory fee payable	96,948

Total liabilities	4,489,598

Net Assets	$167,362,723

Composition of Net Assets
Capital stock, at par	$468
Additional paid-in capital	163,359,444
Distributable earnings	4,002,811

Net Assets	$167,362,723

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 4,675,028 common shares outstanding)	$35.80

See notes to financial statements.

ABFunds.com	AB Moderate Buffer ETF 3

STATEMENT OF OPERATIONS

For the Period from December 9, 2024(a) to May 31, 2025 (unaudited)

Investment Income
Dividends—Affiliated issuers	$9,548	$9,548

Expenses
Advisory fee (see Note B)	273,370

Total expenses	273,370
Less: expenses waived and reimbursed by the Adviser (see Note B)	(471)

Net expenses		272,899

Net investment loss		(263,351)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Investment transactions		82,950
In-kind redemptions		1,834,631
Written options		1,218,199
Net change in unrealized appreciation (depreciation) of:
Investments		1,125,172
Written options		5,210

Net gain on investment transactions		4,266,162

Net Increase in Net Assets from Operations		$4,002,811

(a)	Commencement of operations.

See notes to financial statements.

4 AB Moderate Buffer ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 9, 2024(a) May 31, 2025 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(263,351)
Net realized gain on investment transactions	3,135,780
Net change in unrealized appreciation (depreciation) of investments	1,130,382

Net increase in net assets from operations	4,002,811
Transactions in Shares of the Fund
Net increase	163,328,376
Other capital	31,536

Total increase	167,362,723
Net Assets
Beginning of period	– 0	–

End of period	$167,362,723

(a)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Moderate Buffer ETF 5

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Moderate Buffer ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on December 9, 2024. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing, under normal conditions, substantially all of its assets in a combination of exchange-traded options contracts on an underlying ETF (“Underlying ETF”). The Underlying ETF (initially expected to be the SPDR® S&P 500® ETF Trust) is an ETF that seeks to track the investment results of the S&P 500 Index (the “Underlying ETF’s Index”), which measures the performance of the large capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The Fund uses an options strategy that seeks to produce investment outcomes based on the performance of the Underlying ETF, subject to an approximate upside limit typically between 4% and 5% (“Hedge Period Cap”), while also seeking to provide protection against Underlying ETF share price declines of up to a 10% limit (“Hedge Period Buffer”), over a designated period (typically 90 days, but may be up to 120 days, after portfolio rebalance) (each, a “Hedge Period”). Periodically, the Fund may bear a “first loss” of 2% when doing so permits the Fund to maintain a higher Hedge Period Cap. AllianceBernstein L.P. (the “Adviser”) seeks to monitor the performance of this Options Portfolio (“Options Portfolio”) and may rebalance the portfolio (by liquidating all or a portion of the Options Portfolio) at any time to protect capital or lock-in some portfolio gains of the Fund (“Upside Ratchet”) depending on its evaluation of market conditions. If there is an Upside Ratchet, the Hedge Period may be shorter. The Fund typically utilizes customized call and put equity or index exchange-traded options contracts that reference the Underlying ETF, referred to as Flexible Exchange Options (“FLEX Options”), as well as other listed options that reference the price performance of the Underlying ETF, the Underlying ETF’s Index, or ETFs that replicate the Underlying ETF’s Index. FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style and expiration date and are typically centrally cleared. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

6 AB Moderate Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net

ABFunds.com	AB Moderate Buffer ETF 7

NOTES TO FINANCIAL STATEMENTS (continued)

asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly

8 AB Moderate Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Purchased Options – Calls	$	– 0	–	$166,838,581		$	– 0	–	$166,838,581
Purchased Options – Puts		– 0	–	4,081,378			– 0	–	4,081,378
Short-Term Investments		926,865		– 0	–		– 0	–	926,865

Total Investments in Securities		926,865		170,919,959			– 0	–	171,846,824
Other Financial Instruments(a):
Assets		– 0	–	– 0	–		– 0	–	– 0	–
Liabilities:
Written Options – Calls		– 0	–	(2,886,010)			– 0	–	(2,886,010)
Written Options – Puts		– 0	–	(1,506,640)			– 0	–	(1,506,640)

Total		$926,865		$166,527,309		$	– 0	–	$167,454,174

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

ABFunds.com	AB Moderate Buffer ETF 9

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received

10 AB Moderate Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .69% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by

ABFunds.com	AB Moderate Buffer ETF 11

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the period ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $471.

A summary of the Fund’s transactions in AB mutual funds for the period ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$	– 0	–	$3,272	$2,345	$927	$10

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the period ended May 31, 2025 were as follows:

	Purchases			Sales
Investment securities (excluding U.S. government securities)	$	– 0	–	$	– 0	–
U.S. government securities		– 0	–		– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the period ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$1,234,695		$177,082,106
U.S. government securities	– 0	–	– 0	–

12 AB Moderate Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$2,200,174
Gross unrealized depreciation	(1,069,792)

Net unrealized appreciation	$1,130,382

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the

ABFunds.com	AB Moderate Buffer ETF 13

NOTES TO FINANCIAL STATEMENTS (continued)

expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the period ended May 31, 2025, the Fund held purchased options for non-hedging purposes. During the period ended May 31, 2025, the Fund held written options for non-hedging purposes.

During the period ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Investments in securities, at value	$ 170,919,959

Equity contracts			Written options, at value	$4,392,650

Total		$170,919,959		$4,392,650

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$82,950	$1,125,172

Equity contracts	Net realized gain (loss) on written options; Net change in unrealized appreciation (depreciation) of written options	1,218,199	5,210

Total		$1,301,149	$1,130,382

14 AB Moderate Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended May 31, 2025:

Purchased Options:
Average notional amount	$95,302,145
Written options:
Average notional amount	$186,855,851

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares	Amount
	December 9, 2024(a) May 31, 2025 (unaudited)	December 9, 2024(a) May 31, 2025 (unaudited)

Shares sold	6,400,028	$224,674,034

Shares redeemed	(1,725,000)	(61,345,658)

Net increase	4,675,028	$163,328,376

(a)	Commencement of operations.

ABFunds.com	AB Moderate Buffer ETF 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets for securities in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. The Fund is exposed to market risk indirectly through its targeted exposure to the Underlying ETF.

Buffered Loss Risk—There can be no guarantee that the Hedge Period Buffer will be successful in protecting the Fund from the impact of Underlying ETF price declines. Despite the intended Hedge Period Buffer, a shareholder may lose money by investing in the Fund. Declines in excess of the Hedge Period Buffer may result in the loss of an investor’s entire investment. If, during a Hedge Period, an investor purchases shares of the Fund after the date on which the Fund has entered into FLEX Options or sells shares of the Fund prior to the expiration of the FLEX Options, the Hedge Period Buffer that the Fund seeks to provide may not be available and the investor may not receive the full, or any, benefit of the Hedge Period Buffer. The Fund does not provide principal protection, and an investor may experience significant losses on an investment in the Fund.

A blended portfolio of expiring options and new options could impact the Fund’s ability to realize the full, or any, benefit of the Hedge Period Buffer and may subject the Fund’s return to an upside limit that is slightly lower or higher than the Hedge Period Cap for the applicable Hedge Period. Accordingly, an investor may bear losses against which the Hedge Period Buffer is anticipated to protect and may be subject to an upside limit that is lower than the Hedge Period Cap.

Buffer/Cap Change Risk—A new Hedge Period Buffer and a new Hedge Period Cap are established each time the Options Portfolio is implemented, including after an Upside Ratchet event. The duration of a Hedge Period Cap or Hedge Period Buffer may vary.

Capped Upside Risk—If an investor purchases shares of the Fund after the first day of a Hedge Period and the value of the Underlying ETF shares is at or near to the Hedge Period Cap for that Hedge Period, there may be little or no ability for that investor to experience an investment gain on their Fund shares unless the Fund engages in an Upside Ratchet of the Fund’s Options Portfolio. If an investor does not hold its shares of the Fund for an entire Hedge Period, the returns realized by that investor may not replicate those the Fund seeks to achieve. If the Underlying ETF experiences gains during a Hedge Period in excess of the Hedge Period Cap, unless the Fund has engaged in an Upside Ratchet, the Fund will not participate in those gains beyond the Hedge Period Cap.

16 AB Moderate Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

FLEX Options Correlation Risk—Although the value of the FLEX Options structure held by the Fund generally correlates with the share price of the Underlying ETF, the FLEX Options are exercisable at the strike price only on their expiration date, and their daily valuation will not change at the same percentage as the share price of the Underlying ETF. Accordingly, the Fund’s net asset value, or NAV, or market price will not directly correlate on a day-to-day basis with the share price of the Underlying ETF.

FLEX Options Liquidity Risk—The FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading market for FLEX Options may lack depth and liquidity when compared to the trading market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

FLEX Options Valuation Risk—FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of a FLEX Option prior to its expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of a FLEX Option, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, FLEX Options may become more difficult to value and the judgment of the Adviser, as the Fund’s valuation designee, may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Hedge Period Risk—The Fund’s investment strategy is designed to deliver returns that reference an Underlying ETF and are based on options contracts that are designed to be in place for 90-day periods, although in some cases, the Fund will hold options contracts of longer duration. The Fund may not hold its Options Portfolio for the full duration of the options contracts, and the Adviser may change the Options Portfolio at any time, which would begin a new Hedge Period.

ABFunds.com	AB Moderate Buffer ETF 17

NOTES TO FINANCIAL STATEMENTS (continued)

Information about the Fund’s holdings is available and updated daily at: www.abfunds.com. Investors acquiring shares of the Fund at different time periods will have different investment results based on the price of shares of the Underlying ETF and how the Hedge Period Buffer and Hedge Period Cap are applied. Engaging in Upside Ratchets may potentially cause the Fund to have a higher portfolio turnover rate, and higher cost, than a fund that does not actively adjust its options portfolio prior to expiration. There is no guarantee that any Upside Ratchet will be successfully implemented, or that it will deliver the desired investment result.

The Fund’s Hedge Period Cap and Hedge Period Buffer are designed to work over a particular time frame, the Hedge Period. Investors that acquire Fund shares after the Hedge Period has commenced, or sell Fund shares before the Hedge Period ends or an Upside Ratchet is performed, may have a different investment result than investors who held Fund shares during the entire Hedge Period. The degree to which an investor may benefit from the Hedge Period Buffer or Hedge Period Cap will depend on the point in time when the investor purchases Fund shares and whether the Adviser effectuates an Upside Ratchet. At the time of purchasing Fund shares, an investor may be unable to determine the Fund’s position relative to the Hedge Period Cap and Hedge Period Buffer. If the price of the Underlying ETF is near or has exceeded the strike price of the Fund’s Options Portfolio, there may be little remaining upside potential during a particular Hedge Period, until the Options Portfolio expires or the Adviser effectuates an Upside Ratchet. Investors purchasing Fund shares during this period would still remain subject to significant downside risk before the sought-after protection from the Hedge Period Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated Hedge Period Buffer, investors would also remain subject to significant downside risk and would receive no benefit from the Hedge Period Buffer. The Fund is continuously offered and a new Hedge Period begins after the end of the prior Hedge Period, with a new Hedge Period Cap and a new Hedge Period Buffer. An investor that holds Fund shares over multiple continuous Hedge Periods may have a different investment result than an investor holding Fund shares for one Hedge Period. The Fund’s return is measured, with respect to the Hedge Period Cap and Hedge Period Buffer, over a single Hedge Period. The Fund’s return over a period longer than a single Hedge Period could differ in amount and direction from the return of the Underlying ETF.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders. The Fund’s higher portfolio turnover could also result in deferral of losses, acceleration of gains or treatment of short-term capital gains as ordinary income, all of which could adversely impact Fund shareholders.

18 AB Moderate Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security, such as the Underlying ETF, may have a more significant effect, either negative or positive, on the Fund’s NAV.

Underlying ETF Risk—The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500 Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to differences between the portfolio of the ETF and the components of the index, expenses, and other factors.

The risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX options.

Equity Securities Risk—The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Large-Capitalization Companies Risk—The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions

ABFunds.com	AB Moderate Buffer ETF 19

NOTES TO FINANCIAL STATEMENTS (continued)

than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small- and/or mid-capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different parts of market cycles.

Cash Transactions Risk—The Fund may transact many of its creation and redemption orders for cash, rather than in-kind securities. To the extent creation and redemption orders are effected for cash, an investment in the Fund would be expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units primarily on an in-kind basis. When a fund that effects redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Derivatives Risk—The Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s

20 AB Moderate Buffer ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets

ABFunds.com	AB Moderate Buffer ETF 21

NOTES TO FINANCIAL STATEMENTS (continued)

can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Moderate Buffer ETF	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	December 9, 2024(a) to May 31, 2025 (unaudited)
Net asset value, beginning of period	$ 35.00

Income From Investment Operations

Net investment loss(b)(c)	(.11)

Net realized and unrealized gain on investment transactions	.91

Net increase in net asset value from operations	.80

Net asset value, end of period	$ 35.80

Total Return

Total investment return based on net asset value(d)	2.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$167,363

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.69	%^

Expenses, before waivers/reimbursements	.69	%^

Net investment loss(c)	(.66	)%^

Portfolio turnover rate(e)	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Moderate Buffer ETF 23

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Moderate Buffer ETF (the “Fund”) for an initial two-year period at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

24 AB Moderate Buffer ETF	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain

ABFunds.com	AB Moderate Buffer ETF 25

expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those proposed for the Fund.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s projected total expense ratio in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

26 AB Moderate Buffer ETF	ABFunds.com

NOTES

ABFunds.com	AB Moderate Buffer ETF 27

NOTES

28 AB Moderate Buffer ETF	ABFunds.com

AB MODERATE BUFFER ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-MB-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SHORT DURATION HIGH YIELD ETF

(NYSE Arca: SYFI)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 76.3%
Industrial – 67.6%
Basic – 5.4%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	3,795	$3,569,691
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		2,442	1,007,065
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		938	846,623
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(a)		799	806,926
Constellium SE 3.125%, 07/15/2029(a)	EUR	170	185,858
3.75%, 04/15/2029(a)	U.S.$	112	103,378
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		1,914	1,913,273
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		4,515	4,489,535
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,974	2,855,337
FMG Resources August 206 Pty Ltd. 4.50%, 09/15/2027(a)		3,299	3,230,282
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		3,789	3,598,565
6.375%, 07/15/2032(a)		875	878,027
Guala Closures SpA 6.501% (EURIBOR 3 Month + 4.00%), 06/29/2029(a)(d)	EUR	600	679,924
INEOS Finance PLC 7.50%, 04/15/2029(a)	U.S.$	1,794	1,764,489
INEOS Quattro Finance 2 PLC 6.75%, 04/15/2030(a)	EUR	1,103	1,190,336
Mineral Resources Ltd. 8.00%, 11/01/2027(a)	U.S.$	596	593,753
8.50%, 05/01/2030(a)		1,451	1,430,483
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	109,105
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		187	212,322
5.375%, 11/01/2026(a)	U.S.$	3,089	3,073,709
6.551% (EURIBOR 3 Month + 4.38%), 11/01/2026(a)(d)	EUR	318	361,125

ABFunds.com	AB Short Duration High Yield ETF 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	250	$252,655
SNF Group SACA 3.125%, 03/15/2027(a)		1,989	1,910,494
Toucan FinCo Ltd./Toucan FinCo Can., Inc./Toucan FinCo US LLC 8.25%, 05/15/2030(a)	EUR	313	352,058
9.50%, 05/15/2030(a)	U.S.$	632	628,259
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		4,069	4,016,388

			40,059,660

Capital Goods – 8.3%
Arcosa, Inc. 4.375%, 04/15/2029(a)		2,896	2,758,672
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		2,281	2,097,448
6.00%, 06/15/2027(e)		1,300	1,303,718
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		428	436,355
Ball Corp. 2.875%, 08/15/2030		816	723,196
Bombardier, Inc. 6.00%, 02/15/2028(a)		2,251	2,250,280
7.25%, 07/01/2031(a)		884	912,270
7.50%, 02/01/2029(a)		2,585	2,671,934
7.875%, 04/15/2027(a)		72	72,315
8.75%, 11/15/2030(a)		667	716,705
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		4,478	4,436,937
Crown Americas LLC 5.25%, 04/01/2030		941	937,622
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(a)		1,539	1,551,127
EnerSys 4.375%, 12/15/2027(a)		1,214	1,176,997
Esab Corp. 6.25%, 04/15/2029(a)		2,182	2,220,730
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		403	387,646
6.75%, 01/15/2031(a)		507	526,225
Griffon Corp. 5.75%, 03/01/2028		3,106	3,085,625
IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(a)	EUR	650	733,234

2 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LSB Industries, Inc. 6.25%, 10/15/2028(a)(c)	U.S.$	4,132	$4,090,473
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,952	1,886,823
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		4,795	4,429,381
Moog, Inc. 4.25%, 12/15/2027(a)		4,928	4,781,934
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		936	887,393
Paprec Holding SA 6.50%, 11/17/2027(a)	EUR	400	474,535
7.25%, 11/17/2029(a)		260	310,900
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	451,947
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(a)	U.S.$	2,105	2,244,730
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	203,924
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	1,577	1,562,492
TransDigm, Inc. 4.625%, 01/15/2029		500	483,860
4.875%, 05/01/2029		432	418,150
6.375%, 03/01/2029(a)		2,556	2,597,535
6.75%, 08/15/2028(a)		2,775	2,820,815
6.875%, 12/15/2030(a)		235	242,229
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		1,966	2,043,618
Triumph Group, Inc. 9.00%, 03/15/2028(a)		2,469	2,583,265

			61,513,040

Communications - Media – 5.7%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		1,420	1,508,253
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	442	524,511
8.125%, 05/01/2029(a)	U.S.$	734	760,380
Cable One, Inc. 4.00%, 11/15/2030(a)		736	570,613
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/2032		1,427	1,299,012
5.00%, 02/01/2028(a)		3,725	3,652,623
6.375%, 09/01/2029(a)		519	526,193
CSC Holdings LLC 5.375%, 02/01/2028(a)		4,062	3,699,670
5.50%, 04/15/2027(a)		491	465,105
6.50%, 02/01/2029(a)		233	186,004

ABFunds.com	AB Short Duration High Yield ETF 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	2,160	$1,995,451
5.75%, 12/01/2028(a)		754	639,256
Gray Media, Inc. 7.00%, 05/15/2027(a)		806	800,221
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,179	760,632
6.75%, 10/15/2027(a)		2,212	1,602,041
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,243	1,229,750
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		1,115	1,072,953
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(e)		787	674,735
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		67	56,081
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		837	794,740
4.125%, 07/01/2030(a)		908	825,644
Stagwell Global LLC 5.625%, 08/15/2029(a)		30	28,249
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	196	219,545
Sunrise FinCo I BV 4.875%, 07/15/2031(a)	U.S.$	202	187,438
TEGNA, Inc. 4.625%, 03/15/2028		381	369,555
4.75%, 03/15/2026(a)		1,000	994,220
5.00%, 09/15/2029		1,769	1,686,087
Univision Communications, Inc. 4.50%, 05/01/2029(a)		2,457	2,180,637
6.625%, 06/01/2027(a)		1,934	1,934,445
7.375%, 06/30/2030(a)		2,600	2,429,128
8.50%, 07/31/2031(a)		840	806,669
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		201	185,344
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)		2,417	2,355,584
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		4,304	3,654,010
Ziggo BV 4.875%, 01/15/2030(a)		2,123	1,936,834

			42,611,613

Communications - Telecommunications – 1.9%
Altice Financing SA 5.00%, 01/15/2028(a)		1,198	937,435

4 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Altice France SA 5.125%, 07/15/2029(a)	U.S.$	2,839	$2,393,163
5.50%, 01/15/2028(a)		489	420,653
5.50%, 10/15/2029(a)		1,902	1,615,331
8.125%, 02/01/2027(a)		588	541,095
EchoStar Corp. 10.75%, 11/30/2029		2,226	2,239,069
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		668	755,885
11.00%, 11/15/2029(a)		564	640,509
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,321,642
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,308	1,303,370
United Group BV 6.393% (EURIBOR 3 Month + 4.25%), 02/01/2029(a)(d)	EUR	210	239,332
Vmed O2 UK Financing I PLC 7.75%, 04/15/2032(a)	U.S.$	1,953	2,012,235

			14,419,719

Consumer Cyclical - Automotive – 3.1%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		2,648	2,702,575
Allison Transmission, Inc. 4.75%, 10/01/2027(a)		603	592,918
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		325	295,230
6.50%, 04/01/2027		88	87,550
6.875%, 07/01/2028		2,160	2,144,556
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		3,113	2,916,289
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	487,899
Dana, Inc. 4.25%, 09/01/2030	U.S.$	578	548,557
5.625%, 06/15/2028		165	164,596
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		370	377,644
Goodyear Tire & Rubber Co. (The) 6.625%, 07/15/2030		1,819	1,821,474
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(b)		662	650,508
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	520	615,590
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	1,427	1,442,583

ABFunds.com	AB Short Duration High Yield ETF 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	450	$428,706
5.30%, 09/13/2027(a)		618	606,765
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,026	3,230,461
Tenneco, Inc. 8.00%, 11/17/2028(a)		1,422	1,400,471
ZF Europe Finance BV 2.00%, 02/23/2026(a)(c)	EUR	300	336,263
ZF Finance GmbH Series E 3.00%, 09/21/2025(a)		200	226,469
ZF North America Capital, Inc. 6.875%, 04/14/2028(a)	U.S.$	234	231,007
6.875%, 04/23/2032(a)		982	899,522
7.125%, 04/14/2030(a)		845	813,862

			23,021,495

Consumer Cyclical - Entertainment – 2.2%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		2,305	2,221,006
Carnival Corp. 5.75%, 03/01/2027(a)		1,738	1,740,920
5.75%, 01/15/2030(a)	EUR	189	230,219
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	523,669
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	394,951
Live Nation Entertainment, Inc. 3.75%, 01/15/2028(a)		1,509	1,450,210
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		3,485	3,183,304
Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	329	357,403
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	283	283,144
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		2,876	2,767,201
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		832	831,567
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	224,371
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		2,244	2,212,337

			16,420,302

6 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 6.5%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)	U.S.$	1,730	$1,504,944
Builders FirstSource, Inc. 5.00%, 03/01/2030(a)		205	198,926
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		851	705,973
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		3,409	3,330,934
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	668	795,127
Great Canadian Gaming Corp. 8.75%, 11/15/2029(a)	U.S.$	162	157,321
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		985	876,374
3.75%, 05/01/2029(a)		2,274	2,151,682
4.00%, 05/01/2031(a)		645	596,270
5.875%, 04/01/2029(a)		2,733	2,761,915
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		1,925	1,725,454
5.00%, 06/01/2029(a)		4,843	4,547,577
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		6,619	6,201,540
MGM Resorts International 4.75%, 10/15/2028		1,293	1,264,709
5.50%, 04/15/2027		170	170,252
Miller Homes Group Finco PLC 6.529% (EURIBOR 3 Month + 4.25%), 10/15/2030(a)(d)	EUR	194	222,758
7.00%, 05/15/2029(a)	GBP	276	367,224
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,180	2,222,009
Playtech PLC 4.25%, 03/07/2026(a)	EUR	56	63,574
5.875%, 06/28/2028(a)		620	724,851
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	1,110	1,086,135
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		428	401,554
4.75%, 01/15/2028(a)		1,512	1,485,918
5.00%, 02/15/2027(a)		930	923,257
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		22	22,123
5.875%, 06/15/2027(a)		3,747	3,778,475

ABFunds.com	AB Short Duration High Yield ETF 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Thor Industries, Inc. 4.00%, 10/15/2029(a)	U.S.$	3,616	$3,336,628
Travel & Leisure Co. 4.50%, 12/01/2029(a)		2,667	2,536,610
6.625%, 07/31/2026(a)		2,634	2,660,735
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,811	1,752,794

			48,573,643

Consumer Cyclical - Restaurants – 1.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,134,771
3.875%, 01/15/2028(a)		2,378	2,301,952
4.00%, 10/15/2030(a)		1,583	1,455,948
4.375%, 01/15/2028(a)		3,033	2,955,658
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		938	879,816

			8,728,145

Consumer Cyclical - Retailers – 4.5%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		218	201,678
Carvana Co. 9.00% (9.00% Cash or 12.00% PIK), 12/01/2028(a)(b)(c)		1,085	1,115,782
9.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a)(b)(c)		2,076	2,188,229
FirstCash, Inc. 4.625%, 09/01/2028(a)		2,920	2,846,007
5.625%, 01/01/2030(a)		211	209,595
Gap, Inc. (The) 3.625%, 10/01/2029(a)		37	33,882
3.875%, 10/01/2031(a)		2,893	2,557,123
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		3,946	3,304,972
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		3,008	2,876,430
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		654	603,184
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,995	1,922,063
Murphy Oil USA, Inc. 4.75%, 09/15/2029		2,541	2,459,358
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		2,056	1,991,257
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		1,005	1,031,170
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		1,840	1,757,678

8 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.875%, 11/15/2031(a)	U.S.$	1,739	$1,618,887
Staples, Inc. 10.75%, 09/01/2029(a)		4,737	4,322,418
VF Corp. 2.95%, 04/23/2030		1,594	1,330,815
Walgreens Boots Alliance, Inc. 8.125%, 08/15/2029		1,261	1,319,737

			33,690,265

Consumer Non-Cyclical – 7.5%
AdaptHealth LLC 4.625%, 08/01/2029(a)		500	462,055
5.125%, 03/01/2030(a)		2,769	2,561,076
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(a)		200	196,752
3.50%, 03/15/2029(a)		1,035	973,190
5.875%, 02/15/2028(a)		1,465	1,463,638
B&G Foods, Inc. 8.00%, 09/15/2028(a)		1,487	1,402,880
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		2,392	2,483,159
Bausch Health Cos., Inc. 11.00%, 09/30/2028(a)		1,723	1,649,376
CAB SELAS 3.375%, 02/01/2028(a)	EUR	859	936,407
CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	2,084	2,053,886
DaVita, Inc. 4.625%, 06/01/2030(a)		3,700	3,460,795
Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)		1,991	2,050,053
Embecta Corp. 5.00%, 02/15/2030(a)		4,167	3,709,547
6.75%, 02/15/2030(a)		366	353,435
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	780,369
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,150	957,961
Grifols SA 3.875%, 10/15/2028(a)	EUR	1,524	1,655,260
4.75%, 10/15/2028(a)	U.S.$	1,159	1,098,848
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	1,034,728
Iceland Bondco PLC 7.643% (EURIBOR 3 Month + 5.50%), 12/15/2027(a)(d)		199	226,823
10.875%, 12/15/2027(a)	GBP	118	168,588

ABFunds.com	AB Short Duration High Yield ETF 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	$895,493
5.00%, 10/15/2026(a)	U.S.$	1,570	1,565,102
LifePoint Health, Inc. 8.375%, 02/15/2032(a)		177	186,383
9.875%, 08/15/2030(a)		958	1,026,420
11.00%, 10/15/2030(a)		338	371,864
Medline Borrower LP 3.875%, 04/01/2029(a)		2,504	2,361,297
ModivCare, Inc. 5.00% (5.00% Cash or 10.00% PIK), 10/01/2029(b)(c)(e)(f)(g)		1,626	455,406
5.00%, 10/01/2029(e)		47	2,420
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		2,585	2,067,563
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		1,350	1,324,034
Newell Brands, Inc. 8.50%, 06/01/2028(a)		1,189	1,230,912
Option Care Health, Inc. 4.375%, 10/31/2029(a)		1,203	1,147,012
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,080	3,832,426
5.125%, 04/30/2031(a)		1,804	1,516,515
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		6	4,910
6.625%, 04/01/2030(a)		355	300,660
10.00%, 04/15/2030(a)		1,406	1,468,370
Performance Food Group, Inc. 5.50%, 10/15/2027(a)		1,982	1,974,984
Post Holdings, Inc. 4.625%, 04/15/2030(a)		2,611	2,475,254
5.50%, 12/15/2029(a)		890	878,777
Tenet Healthcare Corp. 4.625%, 06/15/2028		667	653,893
Viking Baked Goods Acquisition Corp. 8.625%, 11/01/2031(a)		425	402,067

			55,820,588

Energy – 9.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,100	3,071,635
5.75%, 01/15/2028(a)		481	479,620
Aris Water Holdings LLC 7.25%, 04/01/2030(a)		1,500	1,510,350
Buckeye Partners LP 3.95%, 12/01/2026		924	907,054

10 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.50%, 03/01/2028(a)	U.S.$	2,741	$2,680,342
6.875%, 07/01/2029(a)		732	753,967
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	355,779
8.375%, 01/15/2029(a)		1,075	1,090,684
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		2,510	2,528,599
CNX Resources Corp. 6.00%, 01/15/2029(a)		3,351	3,322,081
7.375%, 01/15/2031(a)		100	102,435
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		367	380,638
Excelerate Energy LP 8.00%, 05/15/2030(a)		1,544	1,598,163
Genesis Energy LP/Genesis Energy Finance Corp. 8.25%, 01/15/2029		20	20,721
8.875%, 04/15/2030		1,307	1,373,775
Harvest Midstream I LP 7.50%, 09/01/2028(a)		2,492	2,530,152
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		727	692,744
5.125%, 06/15/2028(a)		3,772	3,724,661
5.875%, 03/01/2028(a)		141	142,270
6.50%, 06/01/2029(a)		360	367,520
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		11	10,516
6.00%, 04/15/2030(a)		2,266	2,151,091
6.25%, 04/15/2032(a)		2,543	2,322,013
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		4,676	4,896,053
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		319	327,412
Murphy Oil Corp. 6.375%, 07/15/2028		517	518,308
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,930	2,812,243
NFE Financing LLC 12.00%, 11/15/2029(a)		5,690	2,420,962
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		1,393	1,361,462
NuStar Logistics LP 5.625%, 04/28/2027		1,807	1,810,795
6.00%, 06/01/2026		1,163	1,167,478
6.375%, 10/01/2030		384	391,173
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,053	976,605

ABFunds.com	AB Short Duration High Yield ETF 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.875%, 09/15/2030(a)	U.S.$	391	$341,738
9.875%, 03/15/2030(a)		1,068	1,021,414
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		55	54,305
8.00%, 04/15/2027(a)		355	361,898
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		2,674	2,678,813
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		392	375,097
7.00%, 09/15/2028(a)		4,746	4,876,942
Talos Production, Inc. 9.00%, 02/01/2029(a)		610	605,834
Transocean, Inc. 8.75%, 02/15/2030(a)		1,400	1,419,222
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		300	306,939
8.375%, 06/01/2031(a)		547	555,380
9.50%, 02/01/2029(a)		3,743	3,995,016
9.875%, 02/01/2032(a)		1,545	1,645,858

			67,037,757

Other Industrial – 0.9%
AECOM 5.125%, 03/15/2027		817	815,570
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	750,806
Benteler International AG 10.50%, 05/15/2028(a)	U.S.$	563	591,251
Gates Corp./DE 6.875%, 07/01/2029(a)		340	348,565
Steelcase, Inc. 5.125%, 01/18/2029		1,446	1,404,312
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		2,952	2,838,053

			6,748,557

Services – 5.1%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		24	22,901
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		3,691	3,824,097
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	175,924
4.625%, 06/01/2028(a)	U.S.$	4,085	3,904,722
ANGI Group LLC 3.875%, 08/15/2028(a)		3,198	2,964,514
Aramark International Finance SARL 4.375%, 04/15/2033(a)	EUR	120	133,497

12 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	4,319	$4,275,292
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,545,572
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		791	754,163
4.875%, 07/01/2029(a)		1,432	1,324,357
Engineering - Ingegneria Informatica - SpA 8.105% (EURIBOR 3 Month + 5.75%), 02/15/2030(a)(d)	EUR	666	765,800
8.625%, 02/15/2030(a)		399	480,265
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	3,323	3,279,469
6.00%, 06/01/2029(a)		2,058	1,955,985
7.75%, 02/15/2028(a)		250	258,363
Matthews International Corp. 8.625%, 10/01/2027(a)		725	753,536
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	615,828
OT Midco, Inc. 10.00%, 02/15/2030(a)		50	41,637
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		731	702,535
5.75%, 04/15/2026(a)		3,894	3,903,034
6.25%, 01/15/2028(a)		520	519,698
Rakuten Group, Inc. 11.25%, 02/15/2027(a)		541	582,706
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		2,466	2,459,391
Sabre GLBL, Inc. 11.125%, 07/15/2030(a)		1,155	1,184,776
Service Corp. International/US 5.125%, 06/01/2029		634	628,250
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	777	903,286

			37,959,598

Technology – 2.4%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		1,870	2,180,386
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	3,461	3,532,020
Cablevision Lightpath LLC 3.875%, 09/15/2027(a)		812	779,349
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,080	2,191,675

ABFunds.com	AB Short Duration High Yield ETF 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)	U.S.$	766	$776,188
Gen Digital, Inc. 6.75%, 09/30/2027(a)		2,045	2,079,356
GoTo Group, Inc. 5.50%, 05/01/2028(a)		608	329,158
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(a)		115	117,272
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	633	728,149
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	3,790	3,392,619
Rackspace Finance LLC 3.50%, 05/15/2028(a)		1,075	386,942
Virtusa Corp. 7.125%, 12/15/2028(a)		269	259,585
Western Digital Corp. 4.75%, 02/15/2026		884	880,040

			17,632,739

Transportation - Airlines – 1.5%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		3,001	2,972,581
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		869	867,862
5.75%, 04/20/2029(a)		5,445	5,350,584
Avianca Midco 2 PLC 9.00%, 12/01/2028(a)		425	393,801
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		1,226	1,213,286
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK), 03/06/2030(a)(b)(c)		229	178,854

			10,976,968

Transportation - Services – 2.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	246	282,517
7.00%, 05/21/2030(a)	U.S.$	596	605,798
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		987	944,885
5.375%, 03/01/2029(a)		1,342	1,265,318
5.75%, 07/15/2027(a)		69	68,097
8.00%, 02/15/2031(a)		830	839,678
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,430,529

14 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	492	$579,784
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	656	660,061
Hertz Corp. (The) 4.625%, 12/01/2026(a)		1,760	1,550,419
5.00%, 12/01/2029(a)		742	504,553
12.625%, 07/15/2029(a)		1,521	1,549,443
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	1,498	1,726,930
Loxam SAS 4.50%, 02/15/2027(a)		104	118,858
6.375%, 05/31/2029(a)		205	243,010
Mundys SpA 1.875%, 02/12/2028(a)		573	625,923
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	4,660	4,431,660
Rand Parent LLC 8.50%, 02/15/2030(a)		154	151,688

			17,579,151

			502,793,240

Financial Institutions – 7.9%
Banking – 0.7%
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(a)		4,548	4,842,665

Brokerage – 1.4%
AG Issuer LLC 6.25%, 03/01/2028(a)		2,056	2,054,006
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		2,036	2,113,266
Aretec Group, Inc. 10.00%, 08/15/2030(a)		4,246	4,631,240
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		480	483,086
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		918	959,576

			10,241,174

Finance – 3.9%
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		1,055	913,419
Curo SPV LLC 13.00%, 08/02/2027(g)		1,108	1,096,940
Enova International, Inc. 9.125%, 08/01/2029(a)		2,874	2,954,961
11.25%, 12/15/2028(a)		1,667	1,789,958
Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(a)		1,408	1,451,437

ABFunds.com	AB Short Duration High Yield ETF 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GGAM Finance Ltd. 7.75%, 05/15/2026(a)	U.S.$	788	$795,644
8.00%, 02/15/2027(a)		674	693,276
8.00%, 06/15/2028(a)		1,711	1,794,497
goeasy Ltd. 7.375%, 10/01/2030(a)		186	185,914
7.625%, 07/01/2029(a)		3,450	3,482,499
9.25%, 12/01/2028(a)		954	1,003,446
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		4,845	4,590,541
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		3,001	2,918,472
Navient Corp. 4.875%, 03/15/2028		1,123	1,096,396
5.50%, 03/15/2029		944	908,883
6.75%, 06/25/2025		607	607,042
9.375%, 07/25/2030		1,660	1,809,018
11.50%, 03/15/2031		716	811,164
Rfna LP 7.875%, 02/15/2030(a)		301	302,523

			29,206,030

Financial Services – 0.8%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,360	1,268,445
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		1,937	2,053,511
9.25%, 04/01/2029(a)		1,118	1,192,369
Herc Holdings Escrow, Inc. 7.00%, 06/15/2030(a)		1,693	1,744,383

			6,258,708

Insurance – 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		254	257,426
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,374	1,595,757
AssuredPartners, Inc. 5.625%, 01/15/2029(a)	U.S.$	569	568,380

			2,421,563

REITs – 0.8%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	826	935,597
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	377	366,210
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a)(c)		745	759,622

16 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Service Properties Trust 8.375%, 06/15/2029	U.S.$	3,516	$3,550,844
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(b)(c)	EUR	1	780

			5,613,053

			58,583,193

Utility – 0.8%
Electric – 0.8%
Calpine Corp. 5.125%, 03/15/2028(a)	U.S.$	1,177	1,166,878
NRG Energy, Inc. 3.375%, 02/15/2029(a)		2,365	2,209,761
5.25%, 06/15/2029(a)		1,492	1,474,305
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		1,083	1,083,693

			5,934,637

Total Corporates - Non-Investment Grade (cost $569,253,862)			567,311,070

CORPORATES - INVESTMENT GRADE – 13.2%
Industrial – 8.7%
Capital Goods – 0.1%
Embraer Netherlands Finance BV 7.00%, 07/28/2030(a)		370	392,034
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		19	18,109
Regal Rexnord Corp. 6.05%, 04/15/2028		103	105,719

			515,862

Communications - Media – 1.3%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		3,525	3,469,975
10.00%, 02/15/2031(a)		1,648	1,604,311
Pinewood Finco PLC 3.25%, 09/30/2025(a)	GBP	620	828,802
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	U.S.$	4,689	3,984,009

			9,887,097

Consumer Cyclical - Automotive – 1.5%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		1,263	1,290,988
Ford Motor Co. 3.25%, 02/12/2032		1,508	1,244,628

ABFunds.com	AB Short Duration High Yield ETF 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ford Motor Credit Co. LLC 2.70%, 08/10/2026	U.S.$	254	$245,527
3.625%, 06/17/2031		200	172,008
4.95%, 05/28/2027		731	719,750
5.80%, 03/08/2029		846	834,748
5.875%, 11/07/2029		514	507,590
6.80%, 05/12/2028		648	661,751
7.35%, 11/04/2027		1,437	1,478,960
7.35%, 03/06/2030		387	403,130
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		1,565	1,526,720
5.50%, 07/15/2029(a)		1,075	1,057,628
6.875%, 11/15/2026(a)	EUR	478	565,712
Phinia, Inc. 6.75%, 04/15/2029(a)	U.S.$	50	51,178

			10,760,318

Consumer Cyclical - Entertainment – 1.8%
Carnival Corp. 4.00%, 08/01/2028(a)		4,226	4,087,387
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,083,423
Royal Caribbean Cruises Ltd. 3.70%, 03/15/2028		1,122	1,082,999
4.25%, 07/01/2026(a)		300	297,072
5.375%, 07/15/2027(a)		1,021	1,022,511
5.50%, 08/31/2026(a)		792	791,969
5.50%, 04/01/2028(a)		3,687	3,698,762
5.625%, 09/30/2031(a)		1,239	1,224,578

			13,288,701

Consumer Cyclical - Other – 0.9%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	635	720,055
5.00%, 04/29/2029(a)		139	163,375
5.875%, 06/04/2031(a)	U.S.$	361	363,021
6.125%, 06/04/2031(a)	GBP	456	618,629
6.375%, 04/29/2029(a)	U.S.$	205	209,432
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)	U.S.$	204	179,520
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	340,384
5.25%, 01/15/2029(a)	U.S.$	55	54,112
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		3,300	2,891,691
Voyager Parent LLC 9.25%, 07/01/2032(a)		1,438	1,484,663

			7,024,882

18 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(a)	U.S.$	436	$389,561
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		327	311,870

			701,431

Consumer Non-Cyclical – 0.2%
Jazz Securities DAC 4.375%, 01/15/2029(a)		787	754,835
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	266,938
Viatris, Inc. 2.70%, 06/22/2030	U.S.$	827	722,889

			1,744,662

Energy – 0.3%
EQT Corp. 4.50%, 01/15/2029(a)		202	197,501
6.50%, 07/01/2027(a)		1,101	1,120,168
Harbour Energy PLC 5.50%, 10/15/2026(a)		315	314,906
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	211,750
Var Energi ASA 7.50%, 01/15/2028(a)		703	739,282

			2,583,607

Other Industrial – 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		4,847	4,690,345

Services – 0.5%
Block, Inc. 2.75%, 06/01/2026		3,947	3,848,325
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	132	190,549

			4,038,874

Technology – 0.1%
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028	U.S.$	406	385,392

Transportation - Airlines – 1.2%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		762	746,341
United Airlines, Inc. 4.375%, 04/15/2026(a)		7,121	7,040,818
4.625%, 04/15/2029(a)		881	836,615

			8,623,774

ABFunds.com	AB Short Duration High Yield ETF 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	163	$151,142
5.875%, 07/05/2034(a)		80	79,694

			230,836

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		202	187,820
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		291	291,145

			478,965

			64,954,746

Financial Institutions – 4.3%
Banking – 3.7%
Ally Financial, Inc. 6.848%, 01/03/2030		1,201	1,254,481
8.00%, 11/01/2031		809	905,360
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		752	768,281
BPCE SA 5.876%, 01/14/2031(a)		686	705,043
CaixaBank SA 5.673%, 03/15/2030(a)		1,324	1,359,920
5.875%, 10/09/2027(a)(h)	EUR	200	233,591
Capital One Financial Corp. 5.463%, 07/26/2030	U.S.$	1,573	1,602,462
5.70%, 02/01/2030		751	770,151
Citigroup, Inc. Series AA 7.625%, 11/15/2028(h)		205	214,487
Series W 4.00%, 12/10/2025(h)		207	204,951
Series X 3.875%, 02/18/2026(h)		154	151,122
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		3,990	3,586,411
3.742%, 01/07/2033		230	202,285
7.146%, 07/13/2027		574	587,523
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		2,636	2,373,217
5.71%, 01/15/2026(a)		2,436	2,439,849
Lloyds Banking Group PLC 4.976%, 08/11/2033		403	394,896
Santander UK Group Holdings PLC 5.694%, 04/15/2031		1,637	1,675,257

20 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Synchrony Financial 5.935%, 08/02/2030	U.S.$	610	$618,455
7.25%, 02/02/2033		2,888	2,948,764
Truist Financial Corp. Series N 6.669%, 09/01/2025(h)		626	624,128
UBS Group AG 3.875%, 06/02/2026(a)(h)		445	431,014
4.375%, 02/10/2031(a)(h)		507	443,949
UniCredit SpA 5.861%, 06/19/2032(a)		1,787	1,789,734
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(h)		878	863,864

			27,149,195

Finance – 0.1%
Blackstone Private Credit Fund 3.25%, 03/15/2027		429	414,770
FS KKR Capital Corp. 3.125%, 10/12/2028		115	104,152
3.40%, 01/15/2026		115	113,609

			632,531

Insurance – 0.1%
Athene Global Funding 2.55%, 11/19/2030(a)		117	102,622
5.583%, 01/09/2029(a)		93	94,868
Hartford Insurance Group, Inc. (The) Series ICON 6.713% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(d)		859	793,708

			991,198

REITs – 0.4%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		79	78,847
Newmark Group, Inc. 7.50%, 01/12/2029		2,554	2,685,378
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	196,599

			2,960,824

			31,733,748

Utility – 0.2%
Electric – 0.2%
Adani Electricity Mumbai Ltd. 3.949%, 02/12/2030(a)		200	176,250
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		134	131,466

ABFunds.com	AB Short Duration High Yield ETF 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	U.S.$	427	$387,929
Pacific Gas & Electric Co. 5.55%, 05/15/2029		384	389,219

			1,084,864

Total Corporates - Investment Grade (cost $96,526,496)			97,773,358

BANK LOANS – 4.2%
Industrial – 3.0%
Basic – 0.2%
INEOS US Petrochem LLC 8.677% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(i)		1,905	1,738,312

Capital Goods – 0.3%
ACProducts Holdings, Inc. 8.811% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(i)		650	476,981
ECO Material Technologies, Inc. 7.467% (CME Term SOFR 6 Month + 3.25%), 02/12/2032(g)(i)		1,660	1,657,925

			2,134,906

Communications - Media – 0.6%
Coral US Co. 7.443% (CME Term SOFR 1 Month + 3.00%), 10/15/2029(i)		320	318,742
DIRECTV Financing LLC 9.791% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(i)		2,091	2,055,561
Gray Television, Inc. 7.439% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(i)		1,915	1,842,802

			4,217,105

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 8.324% (CME Term SOFR 1 Month + 4.00%), 01/30/2031(i)		476	477,537

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 10.310% (CME Term SOFR 3 Month + 5.00%), 01/31/2028(i)		968	937,321

22 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.1%
Weber-Stephen Products LLC 7.691% (CME Term SOFR 3 Month + 3.25%), 10/30/2027(i)	U.S.$	508	$503,529

Consumer Non-Cyclical – 0.6%
Bausch & Lomb Corp. 7.679% (CME Term SOFR 1 Month + 3.25%), 05/10/2027(i)		980	976,282
Gainwell Acquisition Corp. 8.399% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(i)		383	366,148
MPH Acquisition Holdings LLC 8.030% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(i)		859	843,201
Neptune Bidco US, Inc. 9.330% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(i)		742	692,725
Opal US LLC 7.435% (CME Term SOFR 3 Month + 3.25%), 04/28/2032(i)		1,206	1,206,603
US Radiology Specialists, Inc. 9.049% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(i)		520	520,719

			4,605,678

Other Industrial – 0.0%
American Tire Distributors, Inc. 14.750% (PRIME 3 Month + 7.25%), 10/20/2028(i)		1,110	336,678

Technology – 0.7%
Ascend Learning LLC 10.177% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(i)		141	139,869
Clover Holdings 2, LLC 7.750%, 12/09/2031(g)		1,805	1,818,537
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(f)(g)(i)(j)(k)		550	4,124
Peraton Corp. 8.177% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(i)		1,157	1,000,320
Playtika Holding Corp. 7.191% (CME Term SOFR 1 Month + 2.75%), 03/13/2028(i)		775	764,331

ABFunds.com	AB Short Duration High Yield ETF 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Polaris Newco LLC 8.291% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(i)	U.S.$	1,270	$1,228,741

			4,955,922

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 6.270% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(i)		816	816,920
Delta Air Lines, Inc./SkyMiles IP Ltd. 8.022% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(i)		345	346,657
JetBlue Airways Corp. 9.055% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(i)		856	831,099

			1,994,676

			21,901,664

Financial Institutions – 0.9%
Banking – 0.0%
Orbit Private Holdings I Ltd. 8.035% (CME Term SOFR 3 Month + 3.75%), 12/11/2028(g)(i)		106	106,972

Brokerage – 0.4%
Jane Street Group LLC 6.313% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(i)		2,553	2,545,425

Financial Services – 0.1%
Osttra Group Ltd. 8.333%, 05/20/2032(l)		850	850,264

Insurance – 0.4%
AssuredPartners, Inc. 7.827% (CME Term SOFR 1 Month + 3.50%), 02/14/2031(i)		2,179	2,181,832
Asurion LLC 8.677% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(i)		970	966,562

			3,148,394

			6,651,055

Utility – 0.3%
Electric – 0.3%
Vistra Operations Co. LLC 6.327% (CME Term SOFR 3 Month + 2.00%), 04/30/2031(i)		2,511	2,459,658

Total Bank Loans (cost $32,319,078)			31,012,377

24 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 2.3%
Industrial – 2.2%
Basic – 0.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	486	$359,791
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		341	309,628
CSN Resources SA 7.625%, 04/17/2026(a)		274	272,507
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		564	557,063
9.375%, 03/01/2029(a)		549	576,450
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		128	124,262

			2,199,701

Communications - Media – 0.0%
Digi Romania SA 3.25%, 02/05/2028(a)	EUR	200	222,793

Consumer Cyclical - Other – 1.1%
Allwyn International AS 3.875%, 02/15/2027(a)	U.S.$	805	910,449
Melco Resorts Finance Ltd. 4.875%, 06/06/2025(a)		815	814,511
5.375%, 12/04/2029(a)		428	393,353
5.625%, 07/17/2027(a)		356	347,456
5.75%, 07/21/2028(a)		1,178	1,129,702
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		1,482	1,481,111
5.875%, 05/15/2026(a)		216	215,730
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		468	466,928
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		1,775	1,766,125
5.625%, 08/26/2028(a)		345	332,063

			7,857,428

Consumer Non-Cyclical – 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		28	26,908
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	549,702
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	476,525
4.75%, 05/09/2027		2,675	2,652,423
5.125%, 05/09/2029		372	366,420

ABFunds.com	AB Short Duration High Yield ETF 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(e)(f)(g)(j)(m)	U.S.$	422	$42

			4,072,020

Energy – 0.2%
Ecopetrol SA 8.625%, 01/19/2029		216	226,584
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		216	151,200
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		251	251,263
Medco Bell Pte. Ltd. 6.375%, 01/30/2027(a)		357	356,322
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	542,326
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		209	190,211

			1,717,906

Technology – 0.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, 02/03/2030(a)		470	470,588

			16,540,436

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	189,250
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	236,379
Terraform Global Operating LP 6.125%, 03/01/2026(a)		52	51,242

			476,871

Total Emerging Markets - Corporate Bonds (cost $17,477,888)			17,017,307

EMERGING MARKETS - SOVEREIGNS – 0.8%
Angola – 0.2%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	609,875
9.50%, 11/12/2025(a)		710	709,334

			1,319,209

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	582,540

26 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025	U.S.$	547	$546,125

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	201,713

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	754,615

Lebanon – 0.0%
Lebanon Government International Bond Series 10Y 6.85%, 03/23/2027(a)(j)(k)		11	1,903
Series E 6.10%, 10/04/2022(a)(j)(m)		210	36,330
Series G 6.60%, 11/27/2026(a)(j)(k)		51	8,823

			47,056

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)		639	479,250

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	482,225
6.75%, 03/13/2048(a)	U.S.$	483	301,875

			784,100

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	198,900
4.85%, 09/27/2027		540	534,589

			733,489

Ukraine – 0.0%
Ukraine Government International Bond 0.00%, 02/01/2030(a)(c)		16	7,836
1.75%, 02/01/2035(a)(c)		119	57,083
1.75%, 02/01/2036(a)(c)		89	41,921

			106,840

Total Emerging Markets - Sovereigns (cost $6,363,120)			5,554,937

ABFunds.com	AB Short Duration High Yield ETF 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
CLO - Floating Rate – 0.3%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.541% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a)(d)	U.S.$	644	$644,408
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A1 5.574% (CME Term SOFR 3 Month + 1.29%), 04/26/2031(a)(d)		106	105,804
Magnetite XXV Ltd. Series 2020-25A, Class D 7.843% (CME Term SOFR 3 Month + 3.56%), 01/25/2032(a)(d)		250	250,823
Palmer Square CLO Ltd. Series 2021-3A, Class D 7.468% (CME Term SOFR 3 Month + 3.21%), 01/15/2035(a)(d)		500	501,656
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.572% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(a)(d)		377	377,724
Rockford Tower CLO Ltd. Series 2021-2A, Class D 7.781% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(a)(d)		250	250,007
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 5.518% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a)(d)		134	133,843

Total Collateralized Loan Obligations (cost $2,260,486)			2,264,265

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.1%
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,107,278
6.75%, 09/21/2047		191	129,192
6.95%, 01/28/2060		58	39,191

			1,275,661

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		370	377,237

Total Quasi-Sovereigns (cost $1,725,961)			1,652,898

28 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Floating Rate CMBS – 0.1%
BFLD Mortgage Trust Series 2021-FPM, Class A 6.043% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(a)(d)	U.S.$	690	$690,000

Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.341%, 08/10/2049(n)		3,579	24,217
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 0.977%, 10/12/2050(n)		2,421	47,112
Commercial Mortgage Trust Series 2012-CR3, Class D 4.435%, 10/15/2045(a)		100	78,889
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.148%, 08/10/2044(a)		210	184,869
Series 2011-GC5, Class D 5.148%, 08/10/2044(a)		236	176,210
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.60%, 10/15/2049(n)		2,049	29,270
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 4.983%, 06/15/2044(a)		25	23,654

			564,221

Total Commercial Mortgage-Backed Securities (cost $1,365,604)			1,254,221

		Shares
COMMON STOCKS – 0.0%
Industrials – 0.0%
Transportation Infrastructure – 0.0%
Spirit Airlines LLC(j)		23,126	138,525

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(f)(j)		38,964	97,020

Total Common Stocks (cost $636,672)			235,545

ABFunds.com	AB Short Duration High Yield ETF 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.136% (CME Term SOFR + 5.81%), 04/25/2028(d)	U.S.$	35	$36,044
Series 2016-C01, Class 2M2 11.386% (CME Term SOFR + 7.06%), 08/25/2028(d)		15	15,715
Series 2017-C07, Class 2M2 6.936% (CME Term SOFR + 2.61%), 05/25/2030(d)		5	4,635

Total Collateralized Mortgage Obligations (cost $55,231)			56,394

		Shares
SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(o)(p)(q) (cost $12,851,022)		12,851,022	12,851,022

Total Investments – 99.2% (cost $740,835,420)			736,983,394
Other assets less liabilities – 0.8%			6,283,007

Net Assets – 100.0%			$743,266,401

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	9	September 2025	$1,012,922	$(1,547)

Sold Contracts
Euro-BOBL Futures	14	June 2025	1,893,552	(5,881)
U.S. Long Bond (CBT) Futures	1	September 2025	112,781	(242)
U.S. T-Note 2 Yr (CBT) Futures	43	September 2025	8,919,812	(6,648)
U.S. T-Note 5 Yr (CBT) Futures	27	September 2025	2,921,063	(20,039)
U.S. T-Note 10 Yr (CBT) Futures	302	September 2025	33,446,500	(191,110)
U.S. Ultra Bond (CBT) Futures	6	September 2025	696,375	(1,000)

				$(226,467)

30 AB Short Duration High Yield ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	GBP	1,304	USD	1,733	07/16/2025	$(26,415)
Morgan Stanley Capital Services, Inc.	EUR	28,210	USD	32,129	07/09/2025	29,109
NatWest Markets PLC	EUR	918	USD	1,029	07/09/2025	(15,860)
State Street Bank & Trust Co.	EUR	395	USD	450	07/09/2025	295
State Street Bank & Trust Co.	EUR	832	USD	931	07/09/2025	(15,295)

						$(28,166)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $596,320,756 or 80.2% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2025.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027	12/04/2024 - 12/11/2024	$1,300,764	$1,303,718	0.18%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025 - 04/01/2025	1,330,846	455,406	0.06%
ModivCare, Inc. 5.00%, 10/01/2029	11/09/2023	38,947	2,420	0.00%
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026	11/14/2022	741,248	674,735	0.09%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	02/13/2013 - 03/15/2013	422,049	42	0.00%

(f)	Fair valued by the Adviser.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(i)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at May 31, 2025.

(j)	Non-income producing security.

(k)	Defaulted.

(l)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

ABFunds.com	AB Short Duration High Yield ETF 31

PORTFOLIO OF INVESTMENTS (continued)

(m)	Defaulted matured security.

(n)	IO – Interest Only.

(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	The rate shown represents the 7-day yield as of period end.

(q)	Affiliated investments.

Currency Abbreviations: EUR – Euro GBP – Great British Pound USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

32 AB Short Duration High Yield ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $727,984,398)	$724,132,372
Affiliated issuers (cost $12,851,022)	12,851,022
Cash	518,818
Cash collateral due from broker	758,657
Foreign currencies, at value (cost $1,253,361)	1,251,722
Interest receivable	11,614,729
Receivable for investment securities sold	1,730,938
Receivable for variation margin on futures	74,731
Affiliated dividends receivable	45,151
Unrealized appreciation on forward currency exchange contracts	29,404
Receivable due from Adviser	2,291

Total assets	753,009,835

Liabilities
Payable for investment securities purchased	9,388,507
Advisory fee payable	253,922
Unrealized depreciation on forward currency exchange contracts	57,570
Foreign capital gains tax payable	23,462
Other liabilities	19,973

Total liabilities	9,743,434

Net Assets	$743,266,401

Composition of Net Assets
Capital stock, at par	$2,090
Additional paid-in capital	777,013,100
Accumulated loss	(33,748,789)

Net Assets	$743,266,401

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 20,895,150 common shares outstanding)	$35.57

See notes to financial statements.

ABFunds.com	AB Short Duration High Yield ETF 33

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$26,718,465
Dividends—Affiliated issuers	322,114
Other income	20,857	$27,061,436

Expenses
Advisory fee (see Note B)	1,555,566

Total expenses	1,555,566
Less: expenses waived and reimbursed by the Adviser (see Note B)	(15,698)

Net expenses		1,539,868

Net investment income		25,521,568

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(281,231)
In-kind redemptions		(432,810)
Forward currency exchange contracts		36,629
Futures		(855,714)
Foreign currency transactions		(1,412,237)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		(7,853,792)
Forward currency exchange contracts		(740,765)
Futures		433,684
Foreign currency denominated assets and liabilities		22,675

Net loss on investment and foreign currency transactions		(11,083,561)

Net Increase in Net Assets from Operations		$14,438,007

(a)	Net of foreign realized capital gains taxes of $6,023.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $2,245.

See notes to financial statements.

34 AB Short Duration High Yield ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2025 (unaudited)	October 1, 2024 to November 30, 2024(a)	Year Ended September 30, 2024(b)
Increase (Decrease) in Net Assets from Operations
Net investment income	$25,521,568	$7,232,493	$42,293,397
Net realized gain (loss) on investment transactions	(2,945,363)	3,327,261	1,154,250
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(8,138,198)	(4,238,393)	32,317,493

Net increase in net assets from operations	14,438,007	6,321,361	75,765,140
Distribution to Shareholders	– 0	–	– 0	–	– 0	–
Class A	– 0	–	– 0	–	(780,942)
Class C	– 0	–	– 0	–	(249,857)
Advisor Class	(22,596,888)	(6,492,042)	(37,058,903)
Class R	– 0	–	– 0	–	(114)
Class K	– 0	–	– 0	–	(114)
Class I	– 0	–	– 0	–	(108)
Transactions in Shares of the Fund
Net increase (decrease)	(2,947,468)	95,393,603	102,217,126
Other capital	21,767	5,614	5,214

Total increase (decrease)	(11,084,582)	95,228,536	139,897,442
Net Assets
Beginning of period	754,350,983	659,122,447	519,225,005

End of period	$743,266,401	$754,350,983	$659,122,447

(a)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on June 7, 2024, AB Short Duration High Yield Portfolio (the “Acquired Portfolio”) was reorganized into AB Short Duration High Yield ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

See notes to financial statements.

ABFunds.com	AB Short Duration High Yield ETF 35

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 portfolios currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Short Duration High Yield ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on June 7, 2024. At meetings held on October 31 – November 2, 2023, the Fund’s Board of Directors of AB Bond Fund, Inc. (the “Board”) approved the reorganization of AB Short Duration High Yield Portfolio, a portfolio of AB Bond Fund, Inc. (the “Acquired Portfolio) into the Fund (the “Conversion”), to be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”), the Acquired Portfolio was converted into an ETF, the Fund (the “Acquiring Portfolio”) with the same investment objective, and the same investment policies and investment strategies as the Acquired Portfolio on the closing date of the Conversion, June 7, 2024. In connection with the Conversion, the assets and liabilities of the Acquired Portfolio were transferred to the Acquiring Portfolio, and stockholders of the Acquired Portfolio received shares of the Acquiring Portfolio equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Acquired Portfolio (less cash corresponding to any fractional share amount). The Acquired Portfolio had a fiscal year end of September 30, however the Fund has a fiscal year end of November 30. See Note I for additional information regarding the Conversion. The Acquired Portfolio was the accounting survivor in the Conversion and as such, the financial statements and the financial highlights reflect the financial information of the Acquired Portfolio through June 7, 2024. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act.

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In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

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NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$565,758,724		$1,552,346		$567,311,070
Corporates – Investment Grade		– 0	–	97,773,358		– 0	–	97,773,358
Bank Loans		– 0	–	27,424,819		3,587,558		31,012,377
Emerging Markets – Corporate Bonds		– 0	–	17,017,265		42		17,017,307
Emerging Markets – Sovereigns		– 0	–	5,554,937		– 0	–	5,554,937
Collateralized Loan Obligations		– 0	–	2,264,265		– 0	–	2,264,265
Quasi-Sovereigns		– 0	–	1,652,898		– 0	–	1,652,898
Commercial Mortgage-Backed Securities		– 0	–	1,254,221		– 0	–	1,254,221
Common Stocks(a)		235,545		– 0	–	– 0	–	235,545
Collateralized Mortgage Obligations		– 0	–	56,394		– 0	–	56,394
Short-Term Investments		12,851,022		– 0	–	– 0	–	12,851,022

Total Investments in Securities		13,086,567		718,756,881		5,139,946		736,983,394
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	29,404		– 0	–	29,404
Liabilities:
Futures		(226,467)		– 0	–	– 0	–	(226,467	)(c)
Forward Currency Exchange Contracts		– 0	–	(57,570)		– 0	–	(57,570)

Total		$12,860,100		$718,728,715		$5,139,946		$736,728,761

(a)	See Portfolio of Investments for sector classification.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at

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NOTES TO FINANCIAL STATEMENTS (continued)

the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Class Allocations

Prior to the Conversion, all income earned and expenses incurred by the Acquired Portfolio were borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Acquired Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of AB Bond Fund, Inc. were charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses were allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

9. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

10. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .40% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly. Prior to June 7, 2024, the Acquired Portfolio paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $15,698.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$24,970	$127,321	$139,440	$12,851	$322

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets, provided that the Fund will not make any 12b-1 payments under the Plan without prior Board and stockholder approval. No such fees are currently paid.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$213,153,046		$171,943,675
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$93,193,561		$122,202,383
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$13,122,821
Gross unrealized depreciation	(17,229,480)

Net unrealized depreciation	$(4,106,659)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference

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rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time Fund enters into futures, Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2025, the Fund held futures for hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting

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NOTES TO FINANCIAL STATEMENTS (continued)

purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2025, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund ‘s net liability, held by the defaulting party, may be delayed or denied.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Morgan Stanley Capital Services, Inc.	$29,109	$	– 0	–	$	– 0	–	$	– 0	–	$29,109
State Street Bank & Trust Co.	295		(295)			– 0	–		– 0	–	– 0	–

Total	$29,404		$(295)		$	– 0	–	$	– 0	–	$29,109	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Capital, Inc.	$26,415	$	– 0	–	$	– 0	–	$	– 0	–	$26,415
NatWest Markets PLC	15,860		– 0	–		– 0	–		– 0	–	15,860
State Street Bank & Trust Co.	15,295		(295)			– 0	–		– 0	–	15,000

Total	$57,570		$(295)		$	– 0	–	$	– 0	–	$57,275	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Payable for variation margin on futures	$226,467	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$29,404	Unrealized depreciation on forward currency exchange contracts	57,570

Total		$29,404		$284,037

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(855,714)	$433,684

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	36,629	(740,765)

Total		$(819,085)	$(307,081)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Futures:
Average notional amount of buy contracts	$15,734,422	(a)
Average notional amount of sale contracts	$74,667,661

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$651,314	(a)
Average principal amount of sale contracts	$32,299,005

(a)	Positions were open for two months during the period.

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NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

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Transactions in shares of the Fund were as follows:

	Shares					Amount
	Six Months Ended May 31, 2025 (unaudited)		Period Ended November 30, 2024(a)		Year Ended September 30, 2024(b)	Six Months Ended May 31, 2025 (unaudited)			Period Ended November 30, 2024(a)			Year Ended September 30, 2024(b)

Class A
Shares sold	– 0	–	– 0	–	707,532	$	– 0	–	$	– 0	–	$6,436,204

Shares issued in reinvestment of dividends	– 0	–	– 0	–	38,351		– 0	–		– 0	–	349,404

Shares converted from Class C	– 0	–	– 0	–	63,732		– 0	–		– 0	–	575,526

Shares converted to Advisor Class	– 0	–	– 0	–	(3,191,027)		– 0	–		– 0	–	(29,414,571)

Shares redeemed	– 0	–	– 0	–	(393,280)		– 0	–		– 0	–	(3,575,126)

Net (decrease)	– 0	–	– 0	–	(2,774,692)	$	– 0	–	$	– 0	–	$(25,628,563)

Class C
Shares sold	– 0	–	– 0	–	231,832	$	– 0	–	$	– 0	–	$2,102,528

Shares issued in reinvestment of dividends	– 0	–	– 0	–	13,742		– 0	–		– 0	–	124,955

Shares converted to Class A	– 0	–	– 0	–	(63,747)		– 0	–		– 0	–	(575,526)

Shares converted to Advisor Class	– 0	–	– 0	–	(1,107,946)		– 0	–		– 0	–	(10,205,398)

Shares redeemed	– 0	–	– 0	–	(160,292)		– 0	–		– 0	–	(1,453,261)

Net increase (decrease)	– 0	–	– 0	–	(1,086,411)	$	– 0	–	$	– 0	–	$(10,006,702)

Advisor Class
Shares sold	3,375,000		2,675,000		11,073,325		$120,637,397			$95,393,603		$384,220,491

Shares issued in reinvestment of dividends	– 0	–	– 0	–	558,390		– 0	–		– 0	–	19,431,978

Shares converted from Class A	– 0	–	– 0	–	841,923		– 0	–		– 0	–	29,414,571

Shares converted from Class C	– 0	–	– 0	–	292,699		– 0	–		– 0	–	10,205,398

Shares redeemed	(3,525,000)		– 0	–	(8,741,384)		(123,584,865)			– 0	–	(305,393,211)

Net increase (decrease)	(150,000)		2,675,000		4,024,953		$(2,947,468)			$95,393,603		$137,879,227

Class R
Shares redeemed	– 0	–	– 0	–	(1,004)		– 0	–		– 0	–	(9,128)

Net increase (decrease)	– 0	–	– 0	–	(1,004)	$	– 0	–	$	– 0	–	$(9,128)

Class K
Shares redeemed	– 0	–	– 0	–	(1,004)		– 0	–		– 0	–	(9,130)

Net increase (decrease)	– 0	–	– 0	–	(1,004)	$	– 0	–	$	– 0	–	$(9,130)

Class I
Shares redeemed	– 0	–	– 0	–	(943)		– 0	–		– 0	–	(8,578)

Net increase (decrease)	– 0	–	– 0	–	(943)	$	– 0	–	$	– 0	–	$(8,578)

(a)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on June 7, 2024, AB Short Duration High Yield Portfolio (the “Acquired Portfolio”) was reorganized into AB Short Duration High Yield ETF. The amounts disclosed include those of the Acquired Portfolio and has been adjusted retroactively for the periods presented. See Note A and Note I for additional information on the reorganization.

ABFunds.com	AB Short Duration High Yield ETF 49

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs, and trade disputes, and regional and global conflicts, that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

50 AB Short Duration High Yield ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of

ABFunds.com	AB Short Duration High Yield ETF 51

NOTES TO FINANCIAL STATEMENTS (continued)

your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units (as defined below) primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The net asset value (“NAV”) per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and

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NOTES TO FINANCIAL STATEMENTS (continued)

the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

ABFunds.com	AB Short Duration High Yield ETF 53

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended November 30, 2024 and the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

	October 1, 2024 to November 30, 2024	Year Ended September 30, 2024	Year Ended September 30, 2023
Distributions paid from:
Ordinary income	$6,492,042	$38,090,038	$31,251,519

Total taxable distributions paid	$6,492,042	$38,090,038	$31,251,519

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,972,278
Accumulated capital and other losses	(31,076,254	)(a)
Unrealized appreciation (depreciation)	3,754,742	(b)

Total accumulated earnings (deficit)	$(25,349,234	)(c)

(a)

As of November 30, 2024, the Fund had a net capital loss carryforward of $31,076,254. During the fiscal period, the Fund utilized $2,100,029 of capital loss carry forwards to offset current period net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $8,740,120 and a net long-term capital loss carryforward of $22,336,134, which may be carried forward for an indefinite period.

54 AB Short Duration High Yield ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Reorganization

At meetings held on October 31 – November 2, 2023, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business June 7, 2024. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	73,474,038		– 0	–		$675,330,250	+	$	– 0	–
The Fund	– 0	–	19,295,122		$	– 0	–		$675,330,250

*	Represents the accounting survivor.

+	Includes distributions in excess of net investment income of $3,942,798 and unrealized depreciation on investments of $3,405,132, with a fair value of $650,158,849 and identified cost of $653,563,981.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Short Duration High Yield ETF 55

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(a)

Six Months Ended May 31, 2025 (unaudited)	October 1, 2024(b) to November 30, 2024	Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 35.84	$ 35.88	$ 33.81	$ 33.24	$ 39.37	$ 37.81	$ 39.41

Income From Investment Operations

Net investment income(c)(d)	1.17	.36	2.27	1.94	1.45	1.49	1.49

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.41)	(.06)	1.84	1.30	(5.98)	1.71	(1.26)

Contribution from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.76	.30	4.11	3.24	(4.53)	3.20	0.23

Less: Dividends

Dividends from net investment income	(1.03)	(.34)	(2.04)	(2.67)	(1.60)	(1.64)	(1.83)

Net asset value, end of period	$ 35.57	$ 35.84	$ 35.88	$ 33.81	$ 33.24	$ 39.37	$ 37.81

Total Return

Total investment return based on net asset value(f)	2.14%	.93%	12.50%	10.04%	(11.78)%	8.52%	.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$743,266	$754,351	$659,122	$484,876	$283,354	$334,801	$256,070

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)‡	.40	%^	.39	%^	.58%	.70%	.70%	.70%	.70%

Expenses, before waivers/reimbursements(g)‡	.40	%^	.40	%^	.61%	.78%	.75%	.77%	.79%

Net investment income(d)	6.56	%^	6.12	%^	6.51%	5.71%	3.97%	3.77%	3.97%

Portfolio turnover rate(h)	23%	4%	41%	67%	62%	57%	60%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00	%^	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 57.

56 AB Short Duration High Yield ETF	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(a)

(a)

After the close of business on June 7, 2024, AB Short Duration High Yield Portfolio (the “Acquired Portfolio”) was converted into AB Short Duration High Yield ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from September 30, 2020 through the Reorganization.

(b)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended November 30, 2024 and for the year ended September 30, 2024, such waiver amounted to .01% (annualized) and .01%, respectively.

(h)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Short Duration High Yield ETF 57

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Short Duration High Yield ETF (the “Fund”) for an initial two-year period at a meeting held in-person on October 31-November 2, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

58 AB Short Duration High Yield ETF	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. However, it was proposed that the Fund would receive the assets of AB Short Duration High Yield Portfolio (the “Acquired Portfolio”), a series of AB Bond Fund, Inc. (a mutual fund), in exchange for shares of the Fund (an exchange traded fund) and the assumption by the Fund of all the liabilities of the Acquired Portfolio. Shareholders of the Acquired Portfolio would receive shares of the Fund in a liquidating distribution of the Acquired Portfolio (the “Conversion”). The Conversion is expected to be consummated on or about June 2024. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

ABFunds.com	AB Short Duration High Yield ETF 59

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $500 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore fund or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

60 AB Short Duration High Yield ETF	ABFunds.com

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the median. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Short Duration High Yield ETF 61

NOTES

62 AB Short Duration High Yield ETF	ABFunds.com

NOTES

ABFunds.com	AB Short Duration High Yield ETF 63

NOTES

64 AB Short Duration High Yield ETF	ABFunds.com

AB SHORT DURATION HIGH YIELD ETF

66 Hudson Boulevard East,

New York, NY 10001

800 221 5672

ETF-SDHY-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SHORT DURATION INCOME ETF

(NYSE Arca: SDFI)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 39.6%
Industrial – 24.7%
Basic – 0.6%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	U.S.$	200	$189,160
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		9	8,705
Glencore Funding LLC 1.625%, 09/01/2025(a)		32	31,744
5.186%, 04/01/2030(a)		72	72,862
5.338%, 04/04/2027(a)		373	376,901

			679,372

Capital Goods – 3.8%
BAE Systems PLC 5.00%, 03/26/2027(a)		374	377,179
Boeing Co. (The) 2.196%, 02/04/2026		426	418,375
3.25%, 02/01/2028		272	262,472
Caterpillar Financial Services Corp. 4.60%, 11/15/2027		285	287,246
5.00%, 05/14/2027		293	297,111
Northrop Grumman Corp. 3.20%, 02/01/2027		377	369,830
3.25%, 01/15/2028		184	178,894
Parker-Hannifin Corp. 3.25%, 06/14/2029		66	63,177
4.25%, 09/15/2027		486	485,257
Regal Rexnord Corp. 6.05%, 02/15/2026		377	379,141
Republic Services, Inc. 3.95%, 05/15/2028		26	25,747
4.875%, 04/01/2029		348	353,860
RTX Corp. 3.50%, 03/15/2027		202	198,808
5.75%, 11/08/2026		421	428,283
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026		444	436,532

			4,561,912

Communications - Media – 0.5%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		83	81,704
10.00%, 02/15/2031(a)		124	120,713
Pinewood Finco PLC 3.25%, 09/30/2025(a)	GBP	118	157,740

ABFunds.com	AB Short Duration Income ETF 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Warnermedia Holdings, Inc. 4.054%, 03/15/2029	U.S.$	303	$282,329

			642,486

Communications - Telecommunications – 1.1%
AT&T, Inc. 3.80%, 02/15/2027		393	389,011
4.25%, 03/01/2027		486	484,556
T-Mobile USA, Inc. 3.75%, 04/15/2027		417	411,646

			1,285,213

Consumer Cyclical - Automotive – 1.8%
Ford Motor Credit Co. LLC 3.815%, 11/02/2027		219	208,830
5.303%, 09/06/2029		200	193,482
5.80%, 03/08/2029		383	377,906
General Motors Financial Co., Inc. 1.25%, 01/08/2026		18	17,589
1.50%, 06/10/2026		40	38,649
2.75%, 06/20/2025		411	410,499
5.25%, 03/01/2026		46	46,055
5.40%, 05/08/2027		167	168,418
6.05%, 10/10/2025		111	111,392
Hyundai Capital America 1.30%, 01/08/2026(a)		61	59,716
4.30%, 09/24/2027(a)		35	34,527
4.55%, 09/26/2029(a)		38	37,236
5.15%, 03/27/2030(a)		100	100,050
5.25%, 01/08/2027(a)		25	25,129
5.30%, 03/19/2027(a)		322	324,035

			2,153,513

Consumer Cyclical - Entertainment – 0.4%
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		436	436,645
5.50%, 08/31/2026(a)		31	30,999

			467,644

Consumer Cyclical - Other – 1.1%
CK Hutchison International 24 Ltd. 5.375%, 04/26/2029(a)		447	457,393
Flutter Treasury DAC 5.875%, 06/04/2031(a)		200	201,120
Las Vegas Sands Corp. 3.50%, 08/18/2026		424	414,964
5.625%, 06/15/2028		112	112,268
Sands China Ltd. 5.125%, 08/08/2025(b)		200	199,960

			1,385,705

2 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 0.7%
McDonald’s Corp. 3.50%, 03/01/2027	U.S.$	364	$359,162
Series G 5.00%, 05/17/2029		255	260,544
Starbucks Corp. 4.00%, 11/15/2028		152	149,802
4.75%, 02/15/2026		52	52,039

			821,547

Consumer Non-Cyclical – 7.0%
Archer-Daniels-Midland Co. 2.50%, 08/11/2026		364	356,352
BAT Capital Corp. 3.557%, 08/15/2027		124	121,289
BAT International Finance PLC 1.668%, 03/25/2026		431	420,781
Becton Dickinson & Co. 3.70%, 06/06/2027		489	481,469
Cargill, Inc. 4.875%, 10/10/2025(a)		403	403,335
CVS Health Corp. 2.875%, 06/01/2026		401	393,906
3.00%, 08/15/2026		107	104,938
3.625%, 04/01/2027		283	278,214
DH Europe Finance II SARL 2.60%, 11/15/2029		490	453,524
Eli Lilly & Co. 3.375%, 03/15/2029		230	223,505
General Mills, Inc. 3.20%, 02/10/2027		283	277,691
Gilead Sciences, Inc. 1.20%, 10/01/2027		521	487,474
HCA, Inc. 3.125%, 03/15/2027		362	352,903
5.25%, 06/15/2026		263	263,260
Imperial Brands Finance PLC 3.50%, 07/26/2026(a)		376	370,398
IQVIA, Inc. 6.25%, 02/01/2029		453	470,119
Kraft Heinz Foods Co. 3.00%, 06/01/2026		381	375,148
3.875%, 05/15/2027		214	211,488
Molson Coors Beverage Co. 3.00%, 07/15/2026		393	386,429
Philip Morris International, Inc. 2.75%, 02/25/2026		65	64,152
3.375%, 08/15/2029		49	46,976

ABFunds.com	AB Short Duration Income ETF 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.375%, 11/01/2027	U.S.$	126	$125,985
4.875%, 02/13/2026		131	131,208
4.875%, 02/15/2028		43	43,577
4.875%, 02/13/2029		272	275,327
Reynolds American, Inc. 4.45%, 06/12/2025		126	125,917
Royalty Pharma PLC 1.20%, 09/02/2025		426	421,723
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		486	478,433
Stryker Corp. 1.15%, 06/15/2025		164	163,762
Viatris, Inc. 2.70%, 06/22/2030		159	138,984

			8,448,267

Energy – 2.6%
BP Capital Markets America, Inc. 3.017%, 01/16/2027		418	409,523
4.234%, 11/06/2028		37	36,802
BP Capital Markets PLC 3.279%, 09/19/2027		498	486,661
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		29	27,834
4.375%, 01/15/2028		295	288,669
ONEOK, Inc. 5.55%, 11/01/2026		369	373,173
Targa Resources Corp. 5.20%, 07/01/2027		442	446,279
Var Energi ASA 5.875%, 05/22/2030(a)		200	202,526
7.50%, 01/15/2028(a)		446	469,018
Williams Cos., Inc. (The) 3.75%, 06/15/2027		197	194,153
Woodside Finance Ltd. 5.40%, 05/19/2030		174	174,371

			3,109,009

Other Industrial – 0.2%
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		187	190,916

Services – 1.0%
Amazon.com, Inc. 1.20%, 06/03/2027		96	90,721
Expedia Group, Inc. 3.80%, 02/15/2028		364	356,374
S&P Global, Inc. 2.45%, 03/01/2027		481	466,536

4 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sodexo, Inc. 5.15%, 08/15/2030(a)	U.S.$	351	$353,819

			1,267,450

Technology – 3.9%
Analog Devices, Inc. 3.50%, 12/05/2026		486	480,542
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026		498	482,896
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		488	489,376
Fiserv, Inc. 3.20%, 07/01/2026		416	409,997
5.15%, 03/15/2027		194	196,031
Honeywell International, Inc. 2.50%, 11/01/2026		95	92,548
International Business Machines Corp. 1.70%, 05/15/2027		164	156,061
3.30%, 05/15/2026		158	156,267
3.50%, 05/15/2029		304	293,287
Oracle Corp. 1.65%, 03/25/2026		166	162,009
2.65%, 07/15/2026		68	66,556
2.80%, 04/01/2027		430	417,723
3.25%, 11/15/2027		187	181,893
Salesforce, Inc. 1.50%, 07/15/2028		390	359,986
VMware LLC 1.40%, 08/15/2026		442	425,571
Workday, Inc. 3.50%, 04/01/2027		405	398,139

			4,768,882

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		43	42,116

			29,824,032

Financial Institutions – 14.1%
Banking – 12.2%
Ally Financial, Inc. 5.737%, 05/15/2029		370	373,604
American Express Co. 6.338%, 10/30/2026		398	400,714
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028		200	205,854
Banco Santander SA 1.722%, 09/14/2027		400	384,520
4.25%, 04/11/2027		400	396,608

ABFunds.com	AB Short Duration Income ETF 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank of America Corp. 1.319%, 06/19/2026	U.S.$	398	$397,116
Bank of New York Mellon Corp. (The) 4.414%, 07/24/2026		24	23,984
Barclays PLC 4.837%, 09/10/2028		401	401,906
5.20%, 05/12/2026		111	111,325
7.325%, 11/02/2026		234	236,275
CaixaBank SA 6.208%, 01/18/2029(a)		343	354,772
Capital One Financial Corp. 4.10%, 02/09/2027		488	484,130
4.20%, 10/29/2025		286	285,199
Citigroup, Inc. 1.122%, 01/28/2027		23	22,453
1.462%, 06/09/2027		249	240,800
3.887%, 01/10/2028		86	84,898
Series VAR 3.07%, 02/24/2028		421	409,608
Credit Agricole SA 5.23%, 01/09/2029(a)		275	277,879
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		529	521,568
Goldman Sachs Bank USA/New York NY 5.283%, 03/18/2027		241	241,991
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027		267	260,306
5.798%, 08/10/2026		196	196,367
HSBC Holdings PLC 2.251%, 11/22/2027		203	195,554
4.583%, 06/19/2029		214	212,444
5.597%, 05/17/2028		506	513,494
JPMorgan Chase & Co. 1.04%, 02/04/2027		268	261,517
1.045%, 11/19/2026		260	255,502
1.47%, 09/22/2027		72	69,134
Lloyds Banking Group PLC 1.627%, 05/11/2027		395	383,825
3.75%, 01/11/2027		283	279,562
5.985%, 08/07/2027		175	177,415
Macquarie Group Ltd. 1.34%, 01/12/2027(a)		432	423,226
Mitsubishi UFJ Financial Group, Inc. 1.538%, 07/20/2027		116	112,039
2.341%, 01/19/2028		487	469,575
Morgan Stanley 4.679%, 07/17/2026		401	400,787

6 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.652%, 04/13/2028	U.S.$	12	$12,220
6.138%, 10/16/2026		235	236,119
NatWest Group PLC 1.642%, 06/14/2027		416	402,996
PNC Financial Services Group, Inc. (The) 5.812%, 06/12/2026		392	392,173
Santander UK Group Holdings PLC 6.833%, 11/21/2026		369	372,358
Societe Generale SA 5.249%, 05/22/2029(a)		200	201,068
5.519%, 01/19/2028(a)		443	446,274
Standard Chartered PLC 5.545%, 01/21/2029(a)		236	239,807
Synchrony Financial 3.95%, 12/01/2027		65	63,205
7.25%, 02/02/2033		179	182,766
Toronto-Dominion Bank (The) 2.80%, 03/10/2027		418	406,451
Truist Financial Corp. 4.26%, 07/28/2026		407	406,589
5.90%, 10/28/2026		72	72,293
UBS Group AG 4.703%, 08/05/2027(a)		367	366,662
UniCredit SpA 1.982%, 06/03/2027(a)		404	391,997
Westpac New Zealand Ltd. 5.195%, 02/28/2029(a)		449	457,167

			14,716,096

Brokerage – 0.1%
Charles Schwab Corp. (The) 2.00%, 03/20/2028		86	81,024

Finance – 0.1%
Air Lease Corp. 3.375%, 07/01/2025		7	6,990
Aviation Capital Group LLC 4.75%, 04/14/2027(a)		155	154,496

			161,486

Insurance – 0.1%
Athene Global Funding 1.985%, 08/19/2028(a)		75	68,595

REITs – 1.6%
American Tower Corp. 4.00%, 06/01/2025		330	330,000
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		406	405,216

ABFunds.com	AB Short Duration Income ETF 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	260	$273,374
Simon Property Group LP 1.75%, 02/01/2028		347	324,584
3.375%, 06/15/2027		243	238,534
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)		371	366,882

			1,938,590

			16,965,791

Utility – 0.8%
Electric – 0.8%
DTE Energy Co. 5.10%, 03/01/2029		145	147,008
Series F 1.05%, 06/01/2025		84	84,000
Florida Power & Light Co. 5.05%, 04/01/2028		279	285,094
Vistra Operations Co. LLC 3.70%, 01/30/2027(a)		483	473,987
5.05%, 12/30/2026(a)		10	10,042

			1,000,131

Total Corporates - Investment Grade (cost $47,509,703)			47,789,954

GOVERNMENTS - TREASURIES – 30.0%
United States – 30.0%
U.S. Treasury Bonds 4.75%, 02/15/2045		145	141,171
U.S. Treasury Notes 3.75%, 04/30/2027		1,171	1,167,020
3.875%, 05/31/2027		1,800	1,798,664
3.875%, 03/15/2028		1,183	1,183,000
4.00%, 01/31/2029		1,445	1,448,500
4.00%, 07/31/2029		2,591	2,595,858
4.00%, 02/28/2030		2,375	2,377,969
4.125%, 01/31/2027		4,025	4,033,647
4.125%, 02/28/2027		4,039	4,049,413
4.125%, 03/31/2029		1,158	1,165,871
4.25%, 02/28/2029		1,190	1,203,016
4.25%, 06/30/2029		3,813	3,855,688
4.25%, 01/31/2030		2,220	2,245,669
4.375%, 08/31/2028		1,036	1,050,853
4.375%, 11/30/2028		970	984,247
4.375%, 12/31/2029		900	915,047
4.625%, 09/30/2028		3,835	3,920,688

8 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.625%, 04/30/2029	U.S.$	1,060	$1,086,169
4.875%, 10/31/2028		950	978,871

Total Governments - Treasuries (cost $35,893,358)			36,201,361

ASSET-BACKED SECURITIES – 9.5%
Other ABS - Fixed Rate – 5.4%
Affirm Asset Securitization Trust Series 2023-B, Class 1A 6.82%, 09/15/2028(a)		350	351,667
Series 2023-B, Class A 6.82%, 09/15/2028(a)		150	150,715
Series 2024-X2, Class A 5.22%, 12/17/2029(a)		62	62,164
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)		255	256,758
Series 2025-REV1, Class A 5.12%, 05/15/2034(a)		250	250,066
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		44	44,116
Series 2023-B, Class A 6.92%, 12/17/2036(a)		128	131,827
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		280	281,804
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		79	78,993
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		108	108,263
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		165	168,044
Lendmark Funding Trust Series 2024-1A, Class A 5.53%, 06/21/2032(a)		300	303,707
Series 2025-1A, Class A 4.94%, 09/20/2034(a)		300	302,103
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)		500	503,139

ABFunds.com	AB Short Duration Income ETF 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)	U.S.$	101		$100,774
Pagaya AI Debt Grantor Trust Series 2024-10, Class A 5.183%, 06/15/2032(a)		72		72,145
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(a)		0	**	402
Series 2024-1, Class A 6.66%, 07/15/2031(a)		69		69,437
Series 2024-2, Class A 6.319%, 08/15/2031(a)		74		74,854
Series 2024-3, Class A 6.258%, 10/15/2031(a)		62		62,762
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		292		292,817
Purchasing Power Funding LLC Series 2024-A, Class A 5.89%, 08/15/2028(a)		550		552,715
Regional Management Issuance Trust Series 2024-2, Class A 5.11%, 12/15/2033(a)		220		220,353
Series 2025-1, Class A 4.99%, 04/17/2034(a)		585		587,041
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		250		252,795
Series 2024-B, Class A 5.42%, 11/20/2037(a)		150		151,381
Sotheby’s Artfi Master Trust Series 2024-1A, Class A1 6.43%, 12/22/2031(a)		550		554,290
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(a)		15		15,331
Series 2023-1A, Class A 7.58%, 04/15/2029(a)		18		18,447
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)		14		13,666
Series 2023-3, Class A 6.90%, 10/20/2033(a)		46		46,465
Series 2024-1, Class A 5.33%, 11/20/2034(a)		96		96,163

10 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)	U.S.$	286	$289,963

			6,465,167

Autos - Fixed Rate – 3.1%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		88	87,688
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		580	580,287
Credit Acceptance Auto Loan Trust Series 2025-1A, Class A 5.02%, 03/15/2035(a)		250	251,490
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		68	68,886
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		154	155,816
Series 2025-1A, Class A 4.91%, 09/25/2029(a)		250	249,282
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		71	71,664
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		91	92,409
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)		84	86,311
Lendbuzz Securitization Trust 2024 Series A2, Class 24-1A 6.19%, 08/15/2029(a)		148	149,061
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)		21	21,251
Series 2025-1, Class A 5.06%, 11/15/2027(a)		208	208,010
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		293	295,849
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)		250	250,951
Series 2023-4A, Class A 7.54%, 03/25/2032(a)		312	314,164
Series 2024-3A, Class A 5.281%, 03/25/2033(a)		388	389,551

ABFunds.com	AB Short Duration Income ETF 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	U.S.$	65	$65,999
SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)		260	259,693
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/15/2027(a)		54	53,909
Series 2025-1A, Class A 4.94%, 02/15/2029(a)		134	133,482

			3,785,753

Credit Cards - Fixed Rate – 0.6%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		325	327,611
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)		250	251,829
Mission Lane Credit Card Master Trust Series 2025-A, Class A 5.80%, 05/15/2030(a)		140	139,957

			719,397

Other ABS - Floating Rate – 0.4%
Capital Street Master Trust Series 2024-1, Class A 5.681% (CME Term SOFR + 1.35%), 10/16/2028(a)(c)		62	62,063
Pagaya AI Debt Series 2024-S1, Class ABC 7.284%, 09/15/2031(a)(d)		169	171,707
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 4.964%, 07/15/2032(a)		204	203,881

			437,651

Total Asset-Backed Securities (cost $11,341,096)			11,407,968

CORPORATES - NON-INVESTMENT GRADE – 8.1%
Industrial – 7.0%
Basic – 0.3%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		38	39,898

12 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(e)	U.S.$	9	$3,734
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		55	49,427
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		125	118,717
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	101	115,852
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	27	27,287

			354,915

Capital Goods – 0.5%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		85	86,659
6.25%, 03/15/2033(a)		66	67,214
Ball Corp. 6.00%, 06/15/2029		97	98,929
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		89	88,184
Esab Corp. 6.25%, 04/15/2029(a)		26	26,462
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		19	19,720
LSB Industries, Inc. 6.25%, 10/15/2028(a)(b)		147	145,523
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		47	47,746
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		22	22,869

			603,306

Communications - Media – 0.6%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	170	201,735
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	26	24,384
DISH DBS Corp. 5.25%, 12/01/2026(a)		67	61,896
5.75%, 12/01/2028(a)		32	27,130
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		26	25,723
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		91	86,235
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(f)		85	72,875

ABFunds.com	AB Short Duration Income ETF 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Univision Communications, Inc. 8.00%, 08/15/2028(a)	U.S.$	262	$262,189

			762,167

Consumer Cyclical - Automotive – 0.2%
Clarios Global LP/Clarios US Finance Co. 6.75%, 02/15/2030(a)		13	13,239
Goodyear Tire & Rubber Co. (The) 6.625%, 07/15/2030		30	30,041
Tenneco, Inc. 8.00%, 11/17/2028(a)		79	77,804
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)		160	152,134

			273,218

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 5.75%, 03/01/2027(a)		22	22,037
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		28	27,926
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	13,838
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		263	259,289

			323,090

Consumer Cyclical - Other – 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		86	84,706
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		97	94,779
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	100	119,031
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	214	216,264
6.125%, 04/01/2032(a)		77	78,202
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		9	8,067
5.00%, 06/01/2029(a)		45	42,255
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		36	35,573
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	10,763
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		64	64,538

14 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Thor Industries, Inc. 4.00%, 10/15/2029(a)	U.S.$	182	$167,939
Travel & Leisure Co. 6.625%, 07/31/2026(a)		117	118,187

			1,040,304

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	16,456
4.375%, 01/15/2028(a)		35	34,108

			50,564

Consumer Non-Cyclical – 1.3%
Acadia Healthcare Co., Inc. 7.375%, 03/15/2033(a)		68	69,305
AdaptHealth LLC 5.125%, 03/01/2030(a)		263	243,251
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		40	37,611
6.50%, 02/15/2028(a)		114	116,372
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		57	59,172
DaVita, Inc. 4.625%, 06/01/2030(a)		311	290,894
Elanco Animal Health, Inc. 6.65%, 08/28/2028(b)		82	84,432
Embecta Corp. 5.00%, 02/15/2030(a)		29	25,817
LifePoint Health, Inc. 9.875%, 08/15/2030(a)		203	217,498
Medline Borrower LP 3.875%, 04/01/2029(a)		26	24,518
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		5	4,033
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(e)		43	31,672
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(e)		8	7,569
Newell Brands, Inc. 5.70%, 04/01/2026(b)		3	3,023
6.375%, 09/15/2027		15	15,044
8.50%, 06/01/2028(a)		52	53,833
Post Holdings, Inc. 6.25%, 02/15/2032(a)		26	26,438
US Foods, Inc. 4.75%, 02/15/2029(a)		273	267,065

			1,577,547

ABFunds.com	AB Short Duration Income ETF 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 1.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)	U.S.$	73	$75,417
Buckeye Partners LP 6.875%, 07/01/2029(a)		23	23,690
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		186	188,714
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		168	169,245
Hess Midstream Operations LP 5.875%, 03/01/2028(a)		25	25,225
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		73	72,187
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		141	147,636
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		11	10,558
NFE Financing LLC 12.00%, 11/15/2029(a)		256	108,795
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		105	102,623
NuStar Logistics LP 5.625%, 04/28/2027		312	312,655
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		258	258,464
Sunoco LP 7.00%, 05/01/2029(a)		251	259,293
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		104	106,869
Venture Global LNG, Inc. 9.50%, 02/01/2029(a)		98	104,598
9.875%, 02/01/2032(a)		303	322,780

			2,288,749

Other Industrial – 0.1%
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		136	130,750

Services – 0.6%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		260	269,376
ANGI Group LLC 3.875%, 08/15/2028(a)		127	117,728
Garda World Security Corp. 6.00%, 06/01/2029(a)		51	48,472
7.75%, 02/15/2028(a)		53	54,773

16 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	U.S.$	23	$22,104
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		32	31,914
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	112	130,371

			674,738

Technology – 0.1%
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)	U.S.$	17	17,913
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,705
Virtusa Corp. 7.125%, 12/15/2028(a)		10	9,650
Western Digital Corp. 4.75%, 02/15/2026		35	34,843

			105,111

Transportation - Airlines – 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		44	43,237

Transportation - Services – 0.2%
Hertz Corp. (The) 12.625%, 07/15/2029(a)		143	145,674
Loxam SAS 4.50%, 02/15/2027(a)	EUR	100	114,287

			259,961

			8,487,657

Financial Institutions – 0.9%
Banking – 0.2%
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(a)	U.S.$	223	237,448

Brokerage – 0.1%
Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(a)		121	124,209
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		52	52,334

			176,543

Finance – 0.4%
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		51	51,495
8.00%, 02/15/2027(a)		12	12,343
8.00%, 06/15/2028(a)		77	80,757

ABFunds.com	AB Short Duration Income ETF 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Navient Corp. 6.75%, 06/15/2026	U.S.$	259	$262,103
SLM Corp. 3.125%, 11/02/2026		23	22,429
6.50%, 01/31/2030		57	58,966

			488,093

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)		61	62,899

REITs – 0.1%
Iron Mountain, Inc. 5.00%, 07/15/2028(a)		76	74,833

			1,039,816

Utility – 0.2%
Electric – 0.2%
NRG Energy, Inc. 5.75%, 07/15/2029(a)		280	279,107

Total Corporates - Non-Investment Grade (cost $9,824,557)			9,806,580

COLLATERALIZED LOAN OBLIGATIONS – 5.1%
CLO - Floating Rate – 5.1%
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 5.519% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(a)(c)		250	250,138
Apidos CLO XXX Series XXXA, Class A1AR 5.349% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(a)(c)		145	144,841
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 5.552% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(a)(c)		250	249,996
Bain Capital Credit CLO Series 2019-1A, Class AR2 5.499% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(a)(c)		100	100,125
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R 5.519% (CME Term SOFR 3 Month + 1.25%), 04/18/2033(a)(c)		215	215,045
Series 2021-4A, Class A1R 5.469% (CME Term SOFR 3 Month + 1.20%), 10/20/2034(a)(c)		350	349,604

18 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-6A, Class A1R 5.359% (CME Term SOFR 3 Month + 1.09%), 10/21/2034(a)(c)	U.S.$	300	$299,551
Buttermilk Park CLO Ltd. Series 2018-1A, Class A1R 5.336% (CME Term SOFR 3 Month + 1.08%), 10/15/2031(a)(c)		169	168,547
Carbone CLO Ltd. Series 2017-1A, Class A1 5.671% (CME Term SOFR 3 Month + 1.40%), 01/20/2031(a)(c)		381	381,839
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A, Class A1R3 5.369% (CME Term SOFR 3 Month + 1.10%), 01/20/2032(a)(c)		179	179,485
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.506% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(a)(c)		250	250,004
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 5.419% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a)(c)		450	449,626
KKR CLO 21 Ltd. Series 21, Class A 5.518% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a)(c)		137	136,654
Palmer Square CLO Ltd. Series 2021-3A, Class D 7.468% (CME Term SOFR 3 Month + 3.21%), 01/15/2035(a)(c)		250	250,828
PPM CLO 5 Ltd. Series 2021-5A, Class A 5.731% (CME Term SOFR 3 Month + 1.46%), 10/18/2034(a)(c)		500	500,192
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.688% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)		550	550,287
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 5.592% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(a)(c)		470	471,144
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.456% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(a)(c)		243	243,551

ABFunds.com	AB Short Duration Income ETF 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Regatta XXIII Funding Ltd. Series 2021-4A, Class A1 5.681% (CME Term SOFR 3 Month + 1.41%), 01/20/2035(a)(c)	U.S.$	530	$530,281
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.366% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(c)		173	173,346
Voya CLO Ltd. Series 2018-1A, Class A1 5.481% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(a)(c)		183	182,933
Series 2018-3A, Class A1R2 5.456% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(a)(c)		135	135,027

Total Collateralized Loan Obligations (cost $6,199,504)			6,213,044

MORTGAGE PASS-THROUGHS – 4.8%
Agency Fixed Rate 30-Year – 4.8%
Federal Home Loan Mortgage Corp. Series 2024 5.50%, 11/01/2054		939	930,126
Series 2025 6.00%, 04/01/2055		180	181,693
Federal National Mortgage Association Series 2024 5.50%, 10/01/2054		943	934,071
6.00%, 06/01/2054		900	909,267
6.00%, 08/01/2054		896	905,059
6.00%, 09/01/2054		902	911,351
Government National Mortgage Association Series 2023 5.50%, 05/20/2053		853	851,327
Series 2025 5.50%, 04/20/2055		180	178,456

Total Mortgage Pass-Throughs (cost $5,773,031)			5,801,350

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Non-Agency Fixed Rate CMBS – 1.1%
BANK Series 2020-BN28, Class XA 1.759%, 03/15/2063(g)		2,007	148,064

20 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2020-BN29, Class XA 1.30%, 11/15/2053(g)	U.S.$	954	$53,656
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.309%, 05/15/2052(g)		934	37,842
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.442%, 02/15/2050(g)		1,179	20,628
CD Mortgage Trust Series 2016-CD1, Class XA 1.341%, 08/10/2049(g)		1,421	9,614
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.564%, 05/10/2058(g)		66	390
Series 2017-C8, Class XA 1.468%, 06/15/2050(g)		261	5,453
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		165	162,727
Series 2017-P7, Class XA 1.071%, 04/14/2050(g)		773	10,736
Commercial Mortgage Trust Series 2014-CR16, Class D 4.778%, 04/10/2047(a)		100	82,680
Series 2016-DC2, Class XA 0.902%, 02/10/2049(g)		1,971	4,195
GS Mortgage Securities Trust Series 2013-GC13, Class D 3.879%, 07/10/2046(a)		100	68,466
Series 2016-GS3, Class XA 1.182%, 10/10/2049(g)		1,230	11,128
Series 2017-GS5, Class XA 0.823%, 03/10/2050(g)		1,389	14,756
Series 2017-GS7, Class XA 1.073%, 08/10/2050(g)		3,216	54,161
Series 2019-GC39, Class XA 1.086%, 05/10/2052(g)		3,569	130,922
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.571%, 12/15/2047(a)		100	58,301
Series 2013-LC11, Class B 3.499%, 04/15/2046		71	66,523
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.038%, 08/15/2046(a)		75	57,196

ABFunds.com	AB Short Duration Income ETF 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.469%, 06/15/2050(g)	U.S.$	890	$18,265
Series 2017-C2, Class XA 1.056%, 08/15/2050(g)		1,892	32,721
Series 2018-C14, Class XA 0.877%, 12/15/2051(g)		745	18,560
Series 2018-C15, Class XA 0.876%, 12/15/2051(g)		559	14,239
Series 2019-C18, Class XA 0.98%, 12/15/2052(g)		1,193	37,905
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 3.929%, 04/10/2046(a)		69	58,884
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.60%, 10/15/2049(g)		732	10,453
Series 2018-C48, Class XA 0.931%, 01/15/2052(g)		731	19,019
Series 2019-C52, Class XA 1.559%, 08/15/2052(g)		834	41,955
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.983%, 06/15/2044(a)		43	40,822
Series 2011-C4, Class E 4.983%, 06/15/2044(a)		25	23,325

			1,313,586

Non-Agency Floating Rate CMBS – 0.0%
Starwood Retail Property Trust Series 2014-STAR, Class A 7.50% (PRIME 1 Month + 0.00%), 11/15/2027(a)(c)		76	44,942

Total Commercial Mortgage-Backed Securities (cost $1,492,292)			1,358,528

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.822% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		141	141,658

22 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C04, Class 1B 14.686% (CME Term SOFR + 10.36%), 01/25/2029(c)	U.S.$	117	$127,321

			268,979

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4913, Class IO 6.00%, 04/15/2041(g)		52	9,668
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(g)		106	14,896
Series 2016-31, Class IO 5.00%, 06/25/2046(g)		143	19,463
Series 2016-64, Class BI 5.00%, 09/25/2046(g)		17	2,244

			46,271

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4372, Class JS 1.653% (5.99% - CME Term SOFR), 08/15/2044(c)(h)		68	6,882
Federal National Mortgage Association REMICS Series 2012-17, Class ES 2.114% (6.44% - CME Term SOFR), 03/25/2041(c)(h)		23	429
Series 2012-17, Class SE 1.514% (5.84% - CME Term SOFR), 03/25/2042(c)(h)		51	5,516
Series 2019-25, Class SA 1.614% (5.94% - CME Term SOFR), 06/25/2049(c)(h)		33	3,507
Series 2019-42, Class SQ 1.614% (5.94% - CME Term SOFR), 08/25/2049(c)(h)		30	3,076

			19,410

Total Collateralized Mortgage Obligations (cost $330,854)			334,660

EMERGING MARKETS - CORPORATE BONDS – 0.2%
Industrial – 0.2%
Basic – 0.2%
Sasol Financing USA LLC 8.75%, 05/03/2029(a) (cost $194,532)		200	196,562

ABFunds.com	AB Short Duration Income ETF 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 0.1%
Industrial – 0.1%
Capital Goods – 0.0%
Chariot Buyer LLC 7.677% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(i)	U.S.$	10	$9,630

Communications - Media – 0.1%
DIRECTV Financing LLC 9.791% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(i)		21	20,875
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 9.580% (CME Term SOFR 3 Month + 5.50%), 02/17/2031(i)		87	82,241

			103,116

Energy – 0.0%
GIP II Blue Holding LP 8.077% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(i)		24	23,772

Technology – 0.0%
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(d)(i)(j)(k)(l)		72	543

			137,061

Financial Institutions – 0.0%
Banking – 0.0%
Orbit Private Holdings I Ltd. 8.035% (CME Term SOFR 3 Month + 3.75%), 12/11/2028(d)(i)		29	29,174

Total Bank Loans (cost $240,564)			166,235

		Shares
COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(j)(k) (cost $19,137)		2,218	5,523

24 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(m)(n)(o) (cost $1,976,061)	1,976,061	$1,976,061

Total Investments – 100.4% (cost $120,794,689)		121,257,826
Other assets less liabilities – (0.4)%		(480,607)

Net Assets – 100.0%		$120,777,219

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	5	September 2025	$1,037,188	$1,016
U.S. T-Note 5 Yr (CBT) Futures	111	September 2025	12,008,813	69,945
U.S. T-Note 10 Yr (CBT) Futures	4	September 2025	443,000	2,531

Sold Contracts
U.S. 10 Yr Ultra Futures	3	September 2025	337,641	(516)
U.S. Long Bond (CBT) Futures	13	September 2025	1,466,156	(8,031)

				$64,945

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	447	USD	510	07/09/2025	$1,110
State Street Bank & Trust Co.	EUR	112	USD	126	07/09/2025	(1,246)
State Street Bank & Trust Co.	GBP	101	USD	135	07/16/2025	(1,630)

						$(1,766)

ABFunds.com	AB Short Duration Income ETF 25

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 43, 5 Year Index, 06/20/2030*	(1.00)%	Quarterly	0.76%	USD	2,720	$(35,098)	$(29,884)	$(5,214)
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00	Quarterly	3.51	USD	3,270	234,066	87,058	147,008
CDX-NAIG Series 44, 5 Year Index, 06/20/2030*	1.00	Quarterly	0.56	USD	2,736	60,454	52,521	7,933

						$259,422	$109,695	$149,727

*	Termination date

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $36,421,539 or 30.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2025.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026	12/13/2022	$77,680	$72,875	0.06%

(g)	IO – Interest Only.

(h)	Inverse interest only security.

(i)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at May 31, 2025.

(j)	Non-income producing security.

(k)	Fair valued by the Adviser.

(l)	Defaulted.

26 AB Short Duration Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	Affiliated investments.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Short Duration Income ETF 27

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $118,818,628)	$119,281,765
Affiliated issuers (cost $1,976,061)	1,976,061
Cash	18,636
Cash collateral due from broker	443,680
Interest receivable	1,189,481
Receivable for investment securities sold	24,491
Receivable for variation margin on futures	10,438
Affiliated dividends receivable	7,281
Receivable for variation margin on centrally cleared swaps	3,976
Unrealized appreciation on forward currency exchange contracts	1,110
Receivable due from Adviser	367

Total assets	122,957,286

Liabilities
Payable for investment securities purchased	2,027,507
Advisory fee payable	30,892
Unrealized depreciation on forward currency exchange contracts	2,876
Other liabilities	118,792

Total liabilities	2,180,067

Net Assets	$120,777,219

Composition of Net Assets
Capital stock, at par	$339
Additional paid-in capital	125,998,037
Accumulated loss	(5,221,157)

Net Assets	$120,777,219

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 3,388,461 common shares outstanding)	$35.64

See notes to financial statements.

28 AB Short Duration Income ETF	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$2,643,019
Dividends—Affiliated issuers	23,609
Other income	1,519	$2,668,147

Expenses
Advisory fee (see Note B)	155,219

Total expenses	155,219
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,160)

Net expenses		154,059

Net investment income		2,514,088

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		77,464
In-kind redemptions		44,271
Forward currency exchange contracts		15,135
Futures		140,327
Swaps		1,328
Swaptions written		(8,811)
Foreign currency transactions		(28,934)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		76,257
Forward currency exchange contracts		(10,855)
Futures		(7,360)
Swaps		112,816
Foreign currency denominated assets and liabilities		(1,770)

Net gain on investment and foreign currency transactions		409,868

Net Increase in Net Assets from Operations		$2,923,956

(a)	Net of foreign realized capital gains taxes of $656.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,148.

See notes to financial statements.

ABFunds.com	AB Short Duration Income ETF 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)		November 1, 2024 to November 30, 2024(a)		Year Ended October 31, 2024(b)
Increase in Net Assets from Operations
Net investment income	$2,514,088		$373,784		$5,422,490
Net realized gain (loss) on investment transactions	240,780		(128,457)		701,864
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	169,088		273,091		2,445,482

Net increase in net assets from operations	2,923,956		518,418		8,569,836
Distributions to Shareholders
Class A	– 0	–	– 0	–	(52,498)
Class C	– 0	–	– 0	–	(4,384)
Advisor Class	(2,543,441)		(378,246)		(4,991,883)
Transactions in Shares of the Fund
Net increase (decrease)	31,892,995		– 0	–	(23,813,083)
Other capital	345		5		150

Total increase (decrease)	32,273,855		140,177		(20,291,862)
Net Assets
Beginning of period	88,503,364		88,363,187		108,655,049

End of period	$120,777,219		$88,503,364		$88,363,187

(a)	The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30.

(b)

After the close of business on June 7, 2024, AB Short Duration Income Portfolio (the “Acquired Portfolio”) was reorganized into AB Short Duration Income ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

See notes to financial statements.

30 AB Short Duration Income ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 portfolios currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Short Duration Income ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on June 7, 2024. At meetings held on October 31—November 2, 2023, the Fund’s Board of Directors of AB Bond Fund, Inc. (the “Board”) approved the reorganization of AB Short Duration Income Portfolio, a portfolio of AB Bond Fund, Inc. (the “Acquired Portfolio”) into the Fund (the “Conversion”), to be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”), the Acquired Portfolio was converted into an ETF, the Fund (the “Acquiring Portfolio”) with the same investment objective, and the same investment policies and investment strategies as the Acquired Portfolio on the closing date of the Conversion, June 7, 2024. In connection with the Conversion, the assets and liabilities of the Acquired Portfolio were transferred to the Acquiring Portfolio, and stockholders of the Acquired Portfolio received shares of the Acquiring Portfolio equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Acquired Portfolio (less cash corresponding to any fractional share amount). The Acquired Portfolio had a fiscal year end of October 31, however the Fund has a fiscal year end of November 30. See Note I for additional information regarding the Conversion. The Acquired Portfolio was the accounting survivor in the Conversion and as such, the financial statements and the financial highlights reflect the financial information of the Acquired Portfolio through June 7, 2024. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board. Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making

ABFunds.com	AB Short Duration Income ETF 31

NOTES TO FINANCIAL STATEMENTS (continued)

all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value NAV per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer,

32 AB Short Duration Income ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar

ABFunds.com	AB Short Duration Income ETF 33

NOTES TO FINANCIAL STATEMENTS (continued)

publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

34 AB Short Duration Income ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$47,789,954		$	– 0	–	$47,789,954
Governments – Treasuries		– 0	–	36,201,361			– 0	–	36,201,361
Asset-Backed Securities		– 0	–	11,236,261			171,707		11,407,968
Corporates – Non-Investment Grade		– 0	–	9,806,580			– 0	–	9,806,580
Collateralized Loan Obligations		– 0	–	6,213,044			– 0	–	6,213,044
Mortgage Pass-Throughs		– 0	–	5,801,350			– 0	–	5,801,350
Commercial Mortgage-Backed Securities		– 0	–	1,358,528			– 0	–	1,358,528
Collateralized Mortgage Obligations		– 0	–	334,660			– 0	–	334,660
Emerging Markets – Corporate Bonds		– 0	–	196,562			– 0	–	196,562
Bank Loans		– 0	–	136,518			29,717		166,235
Common Stocks		5,523		– 0	–		– 0	–	5,523
Short-Term Investments		1,976,061		– 0	–		– 0	–	1,976,061

Total Investments in Securities		1,981,584		119,074,818			201,424		121,257,826
Other Financial Instruments(a):
Assets:
Futures		73,492		– 0	–		– 0	–	73,492	(b)
Forward Currency Exchange Contracts		– 0	–	1,110			– 0	–	1,110
Centrally Cleared Credit Default Swaps		– 0	–	294,520			– 0	–	294,520	(b)
Liabilities:
Futures		(8,547)		– 0	–		– 0	–	(8,547	)(b)
Forward Currency Exchange Contracts		– 0	–	(2,876)			– 0	–	(2,876)
Centrally Cleared Credit Default Swaps		– 0	–	(35,098)			– 0	–	(35,098	)(b)

Total		$2,046,529		$119,332,474			$201,424		$121,580,427

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean

ABFunds.com	AB Short Duration Income ETF 35

NOTES TO FINANCIAL STATEMENTS (continued)

of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

36 AB Short Duration Income ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

6. Class Allocations

Prior to the Conversion, all income earned and expenses incurred by the Acquired Portfolio were borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Acquired Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of AB Bond Fund, Inc. were charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses were allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

9. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

10. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

ABFunds.com	AB Short Duration Income ETF 37

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .30% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly. Prior to June 7, 2024, the Acquired Portfolio paid the Adviser an advisory fee at an annual rate of .35% of the first $2.5 billion of the Fund’s average daily net assets and .30% of the excess over $2.5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .65%, 1.45% and .45% of daily average net assets for Class A, Class C and Advisor Class shares, respectively.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $1,160.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$494	$15,980	$14,498	$1,976	$24

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets, provided that the Fund will not make any 12b-1 payments under the Plan without prior Board and stockholder approval. No such fees are currently paid.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$21,834,712	$18,521,545
U.S. government securities	16,716,209	10,180,634

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases	Sales
In-kind transactions (excluding U.S. government securities)	$18,967,519	$2,107,881
U.S. government securities	11,737,931	3,115,278

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,162,882
Gross unrealized depreciation	(486,839)

Net unrealized appreciation	$676,043

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference

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NOTES TO FINANCIAL STATEMENTS (continued)

rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time Fund enters into futures, Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open

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NOTES TO FINANCIAL STATEMENTS (continued)

forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2025, the Fund held forward currency exchange contracts for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces

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NOTES TO FINANCIAL STATEMENTS (continued)

the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended May 31, 2025, the Fund held written swaptions for non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting

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NOTES TO FINANCIAL STATEMENTS (continued)

arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (continued)

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2025, the Fund held credit default swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund‘s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$73,492	*	Payable for variation margin on futures	$8,547	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	154,941	*	Payable for variation margin on centrally cleared swaps	5,214	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,110		Unrealized depreciation on forward currency exchange contracts	2,876

Total		$229,543			$16,637

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$140,327	$(7,360)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	15,135	(10,855)

Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation (depreciation) of swaptions written	(8,811)	– 0	–

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	1,328	112,816

Total		$147,979	$94,601

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Futures:
Average notional amount of buy contracts	$14,657,978
Average notional amount of sale contracts	$1,412,446

Forward Currency Exchange Contracts:
Average principal amount of sale contracts	$931,524

Written Swaptions:
Average notional amount	$1,150,000	(a)

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$4,420,000
Average notional amount of sale contracts	$6,406,733

(a)	Positions were open for one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC coun-

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NOTES TO FINANCIAL STATEMENTS (continued)

terparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of November 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
State Street Bank & Trust Co.	$1,110	$(1,110)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$1,110	$(1,110)	$	– 0	–	$	– 0	–	$	– 0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
State Street Bank & Trust Co.	$2,876	$(1,110)	$	– 0	–	$	– 0	–	$1,766

Total	$2,876	$(1,110)	$	– 0	–	$	– 0	–	$1,766	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee

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NOTES TO FINANCIAL STATEMENTS (continued)

is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares						Amount
	Six Months Ended May 31, 2025 (unaudited)		Period Ended November 30, 2024(a)		Year Ended October 31, 2024(b)		Six Months Ended May 31, 2025 (unaudited)			Period Ended November 30, 2024(a)			Year Ended October 31, 2024(b)

Class A
Shares sold	– 0	–	– 0	–	83,992		$	– 0	–	$	– 0	–	$745,203

Shares issued in reinvestment of dividends	– 0	–	– 0	–	4,782			– 0	–		– 0	–	42,536

Shares converted from Class C	– 0	–	– 0	–	– 0	–		– 0	–		– 0	–	– 0	–

Shares converted to Advisor Class	– 0	–	– 0	–	(250,959)			– 0	–		– 0	–	(2,222,542)

Shares redeemed	– 0	–	– 0	–	(137,359)			– 0	–		– 0	–	(1,218,920)

Net increase (decrease)	– 0	–	– 0	–	(299,544)		$	– 0	–	$	– 0	–	$(2,653,723)

Class C
Shares sold	– 0	–	– 0	–	4,927		$	– 0	–	$	– 0	–	$43,888

Shares issued in reinvestment of dividends	– 0	–	– 0	–	266			– 0	–		– 0	–	2,363

Shares converted to Class A	– 0	–	– 0	–	– 0	–		– 0	–		– 0	–	– 0	–

Shares converted to Advisor Class	– 0	–	– 0	–	(23,735)			– 0	–		– 0	–	(209,915)

Shares redeemed	– 0	–	– 0	–	(31,981)			– 0	–		– 0	–	(282,701)

Net increase (decrease)	– 0	–	– 0	–	(50,523)		$	– 0	–	$	– 0	–	$(446,365)

Advisor Class
Shares sold	1,050,000		– 0	–	1,339,069			$37,198,325		$	– 0	–	$47,194,795

Shares issued in reinvestment of dividends	– 0	–	– 0	–	70,699			– 0	–		– 0	–	2,482,228

Shares converted from Class A	– 0	–	– 0	–	63,345			– 0	–		– 0	–	2,222,542

Shares converted from Class C	– 0	–	– 0	–	5,991			– 0	–		– 0	–	209,915

Shares redeemed	(150,000)		– 0	–	(2,065,622)			(5,305,330)			– 0	–	(72,822,475)

Net increase (decrease)	900,000		– 0	–	(586,518)			$31,892,995		$	– 0	–	$(20,712,995)

(a)	The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30.

(b)

After the close of business on June 7, 2024, AB Short Duration Income Portfolio (the “Acquired Portfolio”) was reorganized into AB Short Duration Income ETF. The amounts disclosed include those of the Acquired Portfolio. The Advisor class shares have been adjusted retroactively for the periods presented. See Note A and Note I for additional information on the reorganization.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, interest rate levels, and regional and global conflicts, that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

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NOTES TO FINANCIAL STATEMENTS (continued)

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Some mortgage-backed securities are “TBA” securities, which have additional risks.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the

50 AB Short Duration Income ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units (as defined below) primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and

ABFunds.com	AB Short Duration Income ETF 51

NOTES TO FINANCIAL STATEMENTS (continued)

ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum

52 AB Short Duration Income ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended November 30, 2024 and the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	November 1, 2024 to November 30, 2024	Year Ended October 31, 2024	Year Ended October 31, 2023
Distributions paid from:
Ordinary income	$378,246	$5,048,765	$4,451,992

Total taxable distributions paid	$378,246	$5,048,765	$4,451,992

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$479,700
Accumulated capital and other losses	(6,482,270	)(a)
Unrealized appreciation (depreciation)	402,848	(b)

Total accumulated earnings (deficit)	$(5,599,722	)(c)

(a)

As of November 30, 2024, the Fund had a net capital loss carryforward of $6,471,038. During the fiscal period, the Fund utilized $23,658 of capital loss carry forwards to offset current year net realized gains. As of November 30, 2024, the cumulative deferred loss on straddles was $11,232.

ABFunds.com	AB Short Duration Income ETF 53

NOTES TO FINANCIAL STATEMENTS (continued)

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $2,115,132 and a net long-term capital loss carryforward of $4,355,906, which may be carried forward for an indefinite period.

NOTE I

Reorganization

At meetings held on October 31 – November 2, 2023, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business June 7, 2024. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	11,443,352		– 0	–		$101,095,155	+	$	– 0	–
The Fund	– 0	–	2,888,433		$	– 0	–		$101,095,155

*	Represents the accounting survivor.

+	Includes distributions in excess of net investment income of $331,428 and unrealized depreciation on investments of $209,880, with a fair value of $99,296,404 and identified cost of $99,506,284.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

54 AB Short Duration Income ETF	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(a)

	Six Months Ended May 31, 2025 (unaudited)		November 1, 2024 to November 30, 2024(b)		Year Ended October 31,
					2024		2023		2022	2021		2020

Net asset value, beginning of period	$ 35.57		$ 35.51		$ 34.35		$ 34.43		$ 39.18	$ 39.42		$ 41.00

Income From Investment Operations

Net investment income(c)(d)	0.86		0.15		1.84		1.51		0.79	0.99		0.83

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		0.06		1.04		0.27	(e)	(4.15)	.00	(e)(f)	(.31	)(e)

Contribution from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00 (f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	0.97		0.21		2.88		1.78		(3.36)	0.99		0.52

Less: Dividends and Distributions

Dividends from net investment income	(.90)		(.15)		(1.72)		(1.86)		(.95)	(1.23)		(1.58)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.44)	– 0	–	(.52)

Total dividends and distributions	(.90)		(.15)		(1.72)		(1.86)		(1.39)	(1.23)		(2.10)

Net asset value, end of period	$ 35.64		$ 35.57		$ 35.51		$ 34.35		$ 34.43	$ 39.18		$ 39.42

Total Return

Total investment return based on net asset value(g)	2.80%		.59%		8.52%		5.22%		(8.76)%	2.48%		1.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$120,777		$88,503		$88,363		$105,618		$64,972	$56,593		$41,681

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)	.30	%^	.30	%^	.39%		.71%		.77%	.47%		.48%

Expenses, before waivers/reimbursements(h)	.30	%^	.30	%^	.70%		1.26%		1.48%	1.18%		1.68%

Net investment income(d)	4.86	%^	5.14	%^	5.23%		4.29%		2.17%	2.52%		2.13%

Portfolio turnover rate(i)*	28%		1%		116%		185%		60%	163%		336%

Portfolio turnover rate (including securities sold short)*	N/A		N/A		N/A		N/A		N/A	N/A		336%

See footnote summary on page 56.

ABFunds.com	AB Short Duration Income ETF 55

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(a)

(a)

After the close of business on June 7, 2024, AB Short Duration Income Portfolio (the “Acquired Portfolio”) was converted into AB Short Duration Income ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from October 31, 2020 through the Reorganization.

(b)	The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(f)	Amount is less than $.005.

(g)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(h)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		November 1, 2024 to November 30, 2024(b)		Year Ended November 30,
					2024	2023	2022	2021	2020

Net of waivers/reimbursements	.30	%^	.30	%^	.39%	.45%	.45%	.45%	.45%

Before waivers/reimbursements	.30	%^	.30	%^	.70%	1.00%	1.16%	1.16%	1.64%

(i)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	The Fund accounts for dollar roll transactions as purchases and sales.

^	Annualized.

See notes to financial statements.

56 AB Short Duration Income ETF	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Short Duration Income ETF (the “Fund”) for an initial two-year period at a meeting held in-person on October 31-November 2, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Short Duration Income ETF 57

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. However, it was proposed that the Fund would receive the assets of AB Short Duration Income Portfolio (the “Acquired Portfolio”), a series of AB Bond Fund, Inc. (a mutual fund), in exchange for shares of the Fund (an exchange traded fund) and the assumption by the Fund of all the liabilities of the Acquired Portfolio. Shareholders of the Acquired Portfolio would receive shares of the Fund in a liquidating distribution of the Acquired Portfolio (the “Conversion”). The Conversion is expected to be consummated on or about June 2024. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

58 AB Short Duration Income ETF	ABFunds.com

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that

ABFunds.com	AB Short Duration Income ETF 59

the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the median. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

60 AB Short Duration Income ETF	ABFunds.com

AB SHORT DURATION INCOME ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-SDI-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAX-AWARE INTERMEDIATE

MUNICIPAL ETF

(NYSE: TAFM)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 91.1%
Alabama – 4.2%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$2,250	$2,357,615
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2022-E 5.00%, 05/01/2053	1,000	1,031,084
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	2,750	2,864,388
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,100	1,075,229
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2040	250	263,222
5.25%, 10/01/2044	100	102,573
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054	1,460	1,544,830
Lauderdale County Agriculture Center Authority (Lauderdale County Agriculture Center Authority Spl Tax) Series 2024 5.00%, 07/01/2041	1,000	1,024,536
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	200	209,030
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	500	504,142
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	400	412,517

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 10/01/2055	$750	$783,765

		12,172,931

Arizona – 2.3%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,000	993,019
Series 2024 5.00%, 11/01/2044	150	148,372
5.00%, 11/01/2049	1,000	972,163
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(a)	1,000	949,728
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	305,563
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing) Series 2018-A 5.00%, 07/01/2037	1,000	992,361
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	400	400,020
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	250	227,840
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,500	1,550,900

		6,539,966

California – 9.8%
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	250	262,292
Series 2024 5.00%, 08/01/2055	3,200	3,332,393

2 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	$750	$771,120
Series 2025-A 5.00%, 01/01/2056	1,000	1,020,003
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	200	207,024
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	500	531,848
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2024-F 5.00%, 02/01/2055	750	793,529
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	80,457
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.25%, 12/01/2044	1,000	1,003,605
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2021 3.00%, 08/15/2054	3,000	2,991,003
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	1,000	968,677
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	500	520,106
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(a)	1,000	952,052
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	1,000	1,024,907

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 5.50%, 05/15/2038	$2,000	$2,122,523
Series 2025 5.25%, 05/15/2045	500	515,388
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	65,040
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	455	48,809
Series 2022 5.00%, 06/01/2051	460	449,478
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-C 5.00%, 07/01/2041	500	515,402
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-B 5.00%, 07/01/2036	3,100	3,107,887
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-C 7.00%, 11/01/2034	1,000	1,176,954
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District) Series 2017 4.00%, 08/01/2037	300	299,806
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	994,920
Series 2024 5.00%, 05/01/2034	500	535,434
5.25%, 05/01/2042	1,250	1,296,418
San Francisco Intl Airport (SFO Fuel Co. LLC) Series 2019 5.00%, 01/01/2047	1,000	983,469

4 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2025	$375	$375,365
Series 2023 5.00%, 07/01/2040	1,000	1,033,098
State of California (State of California) Series 2024 5.00%, 08/01/2044	200	211,577

		28,190,584

Colorado – 2.4%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2047	1,000	991,024
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	305	315,403
5.00%, 12/01/2034	400	427,278
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.50%, 04/01/2044(a)	100	99,755
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	211,830
Regional Transportation District (Regional Transportation District COP) Series 2025 5.00%, 06/01/2038	1,500	1,631,992
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	3,000	3,127,438

		6,804,720

Connecticut – 0.4%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.375%, 10/01/2045	300	299,721

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2018-B 5.00%, 10/01/2025	$1,000	$1,006,810

		1,306,531

District of Columbia – 2.0%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	98,239
District of Columbia (KIPP DC Obligated Group) Series 2017-B 5.00%, 07/01/2037	200	202,926
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2044	1,000	1,042,066
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2020-A 5.00%, 10/01/2033	250	262,487
Series 2022-A 5.00%, 10/01/2031	345	369,219
Series 2023-A 5.00%, 10/01/2035	1,000	1,051,666
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2010-B 6.50%, 10/01/2044(b)	1,000	1,060,818
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Prerefunded – US Treasuries) AGC Series 2009 6.50%, 10/01/2041(b)	1,275	1,333,380
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	403,709

		5,824,510

6 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida – 5.3%
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	$150	$150,982
Capital Projects Finance Authority/FL (PRG – UnionWest Properties) Series 2024 5.00%, 06/01/2058(a)	1,000	935,675
5.25%, 06/01/2044(a)	500	497,761
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(a)	150	134,359
Central Florida Tourism Oversight District (Central Florida Tourism Oversight District) Series 2024-A 5.00%, 06/01/2044	1,000	1,035,647
City of Tampa FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2020 4.00%, 07/01/2038	375	354,701
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	100	94,382
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2044	1,000	1,019,015
County of Miami-Dade FL (County of Miami-Dade FL) Series 2024 5.00%, 04/01/2046	1,000	1,025,205
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	1,005	1,073,893
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2035	1,035	1,079,481
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2042	300	310,633

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.00%, 07/01/2044	$350	$342,398
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	250	248,832
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	1,000	947,231
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology) Series 2019 5.00%, 10/01/2036	155	156,597
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2034	500	536,279
5.25%, 10/01/2040	1,095	1,160,523
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2044	300	308,863
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2035	1,000	999,986
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	500	507,083
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2024 5.25%, 10/01/2048	255	247,694
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2036	700	723,508
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	1,000	1,016,027

8 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.20%, 05/01/2039(a)	$250	$233,526

		15,140,281

Georgia – 4.0%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-A 5.00%, 07/01/2047	1,310	1,337,565
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2043	1,140	1,154,879
5.25%, 10/01/2054	1,050	1,055,913
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,555	1,604,988
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,001,929
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2024-B 5.00%, 12/01/2054	2,000	2,105,890
Metropolitan Atlanta Rapid Transit Authority (Prerefunded – US Govt Agencies) Series 2015-A 5.00%, 07/01/2042	1,000	1,001,565
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	700	678,821
Savannah Economic Development Authority (SSU Community Development I) Series 2021 4.00%, 06/15/2038	1,000	963,561
Savannah Hospital Authority (St. Joseph’s/Candler Health System Obligated Group) Series 2019 4.00%, 07/01/2039	500	469,436

		11,374,547

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Guam – 0.9%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.25%, 10/01/2040	$385	$395,567
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2039	270	272,463
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2033	1,000	1,018,354
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	883,291

		2,569,675

Hawaii – 0.8%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	250	160,966
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,000	991,089
Series 2025-C 5.00%, 07/01/2041	1,000	1,027,631

		2,179,686

Illinois – 5.5%
Chicago Board of Education (Chicago Board of Education) Series 2021-A 5.00%, 12/01/2036	120	121,004
Series 2023-A 5.00%, 12/01/2034	100	102,534
6.00%, 12/01/2049	1,300	1,356,857
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.00%, 01/01/2036	500	523,376
Series 2024-C 5.00%, 01/01/2034	1,000	1,065,005
5.25%, 01/01/2042	250	258,279

10 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	$1,535	$1,528,827
Illinois Finance Authority (Advocate Aurora Health Obligated Group) Series 2014 4.00%, 08/01/2038	1,000	922,446
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	100	96,691
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2017-A 5.00%, 01/01/2042	2,245	2,256,405
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(b)	100	70,098
Series 2020 5.00%, 06/15/2050	1,000	969,449
Series 2022 4.00%, 12/15/2042	1,000	892,435
NATL Series 2002 Zero Coupon, 06/15/2035	150	96,066
State of Illinois (State of Illinois) Series 2020 5.50%, 05/01/2039	1,085	1,135,373
Series 2020-B 4.00%, 10/01/2033	100	98,763
Series 2023-B 5.50%, 05/01/2047	1,000	1,024,493
Series 2024 5.00%, 02/01/2039	1,000	1,041,316
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2025 5.00%, 06/15/2041	1,000	1,030,947
Series 2025-B 5.00%, 06/15/2040	1,000	1,039,522

		15,629,886

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana – 1.8%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	$100	$94,676
City of Whiting IN (BP Products North America) Series 2025 4.20%, 06/01/2044(c)	1,000	996,946
Hancock County Redevelopment Authority (County of Hancock IN Mt Comfort North Allocation Area No. 1 Lease) Series 2025 5.00%, 08/15/2036	1,150	1,251,245
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	100	101,332
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,000	886,957
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	155,339
Series 2023-F 7.75%, 03/01/2067	100	108,860
BAM Series 2023 5.25%, 03/01/2067	1,600	1,627,956

		5,223,311

Iowa – 0.1%
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	1,000	147,089

Kentucky – 1.9%
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.00%, 01/01/2033	1,885	2,014,761
5.25%, 01/01/2044	350	358,443
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,155	1,214,201

12 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	$500	$518,357
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	200	211,586
Series 2025-A 5.25%, 06/01/2055	1,000	1,048,710

		5,366,058

Louisiana – 1.4%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2041	1,000	1,031,206
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.50%, 09/01/2054	100	101,789
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2040	1,000	1,045,024
5.25%, 01/01/2045	1,000	1,014,018
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	500	489,898
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2024-A 5.00%, 05/01/2039	200	213,994

		3,895,929

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	600	584,194

Maryland – 1.6%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	1,070	1,062,158

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program) Series 2018 5.00%, 05/01/2036	$445	$461,107
State of Maryland (State of Maryland) Series 2017-B 5.00%, 08/01/2025	1,000	1,003,174
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2046	1,000	992,091
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.25%, 08/01/2043	1,000	1,030,367

		4,548,897

Massachusetts – 4.8%
City of Quincy MA (City of Quincy MA) Series 2022-B 5.00%, 07/01/2047	1,000	1,029,890
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2044	1,000	1,047,389
5.00%, 04/01/2045	2,500	2,607,428
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	1,000	1,042,599
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	500	484,703
Massachusetts Development Finance Agency (Emerson College) Series 2017-A 5.00%, 01/01/2040	500	501,836
Series 2025 5.25%, 01/01/2043	460	474,603

14 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	$1,000	$1,026,722
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2025 5.00%, 07/01/2045	1,000	1,002,035
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2038	975	1,015,725
5.00%, 07/01/2046	1,500	1,492,050
University of Massachusetts Building Authority (University of Massachusetts) Series 2017-1 5.25%, 11/01/2042	2,000	2,038,143

		13,763,123

Michigan – 1.3%
City of Detroit MI (City of Detroit MI) Series 2023-C 6.00%, 05/01/2043	250	269,787
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046	2,500	2,560,947
Michigan Strategic Fund (Michigan Strategic Fund – I 75 Improvement Project) AGM Series 2018 4.50%, 06/30/2048	1,000	924,079

		3,754,813

Minnesota – 0.8%
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	160	162,248
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2035	1,000	1,088,652
5.00%, 05/01/2042	500	508,041
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.50%, 06/01/2055(a)	500	462,551

		2,221,492

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.6%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	$715	$766,261
5.50%, 07/01/2050	900	918,894

		1,685,155

Nebraska – 0.4%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,030,398

Nevada – 0.3%
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2044	300	305,372
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	200	190,751
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2035	235	243,954

		740,077

New Hampshire – 1.8%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	100	99,425
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	100	100,585
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.75%, 06/20/2041(c)	1,000	998,800
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	99	89,413
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	1,000	1,005,656

16 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.875%, 12/15/2033(a)	$1,000	$1,001,572
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	944	937,069
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	960	890,197

		5,122,717

New Jersey – 3.0%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AGM Series 2006-C Zero Coupon, 12/15/2033	100	71,990
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2039	1,390	1,304,719
Series 2023-A 4.25%, 06/15/2044	1,000	910,891
Series 2023-B 5.25%, 06/15/2050	1,950	1,991,722
Series 2024-A 4.00%, 06/15/2042	1,200	1,084,833
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-A 5.00%, 01/01/2033	2,015	2,244,285
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	940	901,188

		8,509,628

New York – 9.4%
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.00%, 07/01/2032	555	590,654
City of New York NY (City of New York NY) Series 2025-E 5.00%, 08/01/2041	1,000	1,057,008
Empire State Development Corp. (New York State Sales Tax) Series 2024-A 5.00%, 03/15/2047	1,000	1,025,596

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Empire State Development Corp. (State of New York Pers Income Tax) Series 2020-A 4.00%, 03/15/2038	$1,000	$970,588
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2049	1,000	1,014,612
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	425	303,844
Series 2020-C 4.75%, 11/15/2045	400	391,988
Series 2024-A 5.25%, 11/15/2049	1,060	1,086,135
Series 2024-B 5.00%, 11/15/2039	330	346,414
Series 2025 5.25%, 11/15/2045	1,895	1,960,884
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	150	135,038
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2045	1,000	900,105
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	1,030	1,122,387
Series 2025 5.00%, 05/01/2046	1,000	1,025,911
Series 2025-H 5.25%, 11/01/2045	1,000	1,054,937
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2007 5.50%, 10/01/2037	1,000	1,128,927
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-A 5.00%, 03/15/2039	2,225	2,377,847
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2023 5.625%, 04/01/2040	500	512,550

18 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2041	$1,000	$1,005,487
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	500	500,634
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 6.00%, 06/30/2054	120	125,819
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	250	243,009
5.25%, 01/01/2050	100	97,306
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,060,497
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2020-2 4.00%, 07/15/2037	900	883,866
Series 2022 5.25%, 08/01/2041	855	890,104
5.25%, 08/01/2047	1,285	1,306,460
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	100	102,325
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2046	500	512,326
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	1,000	1,055,652
5.00%, 03/01/2028	1,000	1,052,696
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.00%, 05/15/2054	1,065	1,082,487

		26,924,093

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Carolina – 1.5%
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	$1,140	$1,141,789
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2023 5.25%, 07/01/2042	1,000	1,032,246
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2015-A 5.00%, 05/01/2029	1,225	1,226,074
State of North Carolina (State of North Carolina Lease) Series 2014-B 5.00%, 06/01/2025	1,000	1,000,000

		4,400,109

Ohio – 2.6%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	1,000	865,244
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2042	1,800	1,854,033
5.50%, 01/01/2050	1,955	2,017,983
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	100	71,851
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,044,562
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2034(c)	1,140	1,187,861
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2042	400	403,023

		7,444,557

20 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma – 1.4%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	$1,000	$1,041,854
Series 2025-B 5.00%, 01/01/2040(c)	1,000	1,059,929
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	1,000	1,074,068
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	890	920,542

		4,096,393

Oregon – 0.1%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	430,754

Pennsylvania – 4.4%
Adams County General Authority (Gettysburg College) Series 2025 5.00%, 08/15/2043	660	655,615
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	100	82,016
5.00%, 07/01/2030	100	104,460
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2015-B 5.00%, 07/01/2032	1,000	1,001,032
AGC Series 2024-C 5.25%, 09/01/2049	1,000	1,041,243
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2023 5.00%, 09/01/2025	1,000	1,004,802
Series 2024 4.00%, 08/15/2043	200	189,283

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2039	$300	$312,790
6.00%, 06/30/2061	1,000	1,037,913
Pennsylvania Economic Development Financing Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2051(a)	100	99,340
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) AGC Series 2024 5.25%, 11/01/2048	1,250	1,281,483
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2024 5.00%, 08/01/2030	1,000	1,086,076
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2017-A 5.00%, 09/01/2025	1,000	1,004,422
AGM Series 2019-A 5.00%, 09/01/2044	1,000	1,019,657
Pocono Mountains Industrial Park Authority (St. Luke’s Hospital Obligated Group) Series 2015 5.00%, 08/15/2040	1,140	1,131,489
State Public School Building Authority (School District of Philadelphia/The) AGM Series 2016 5.00%, 06/01/2025	1,500	1,500,000

		12,551,621

Puerto Rico – 0.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	166	99,428
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	110,665

22 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058	$100	$93,795

		303,888

South Carolina – 2.1%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.50%, 11/15/2044	395	394,553
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	1,000	1,000,258
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.00%, 11/01/2038	1,000	1,053,795
5.25%, 11/01/2044	2,095	2,162,443
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2021-A 4.00%, 12/01/2035	1,000	987,138
Series 2025-B 5.00%, 12/01/2044	500	505,869

		6,104,056

Tennessee – 0.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	505	477,742
Series 2016-B Zero Coupon, 12/01/2031(a)	100	69,648
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 4.00%, 01/01/2044	1,500	1,394,653
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2041	465	489,654

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	$100	$94,704

		2,526,401

Texas – 4.4%
Aledo Independent School District (Aledo Independent School District) Series 2023 5.00%, 02/15/2042	1,000	1,038,791
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 5.00%, 06/15/2064(a)	1,000	894,590
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	1,000	1,066,272
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-C 5.00%, 08/15/2038	100	106,301
City of Dallas TX (City of Dallas TX) Series 2024-C 5.00%, 02/15/2032	1,000	1,106,766
City of Georgetown TX Utility System Revenue (City of Georgetown TX Utility System Revenue) BAM Series 2024 5.00%, 08/15/2044	1,535	1,576,085
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AGM Series 2023 5.00%, 07/01/2038	500	516,642
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	1,000	1,023,950
5.50%, 07/15/2038	1,000	1,028,068
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2037	1,250	1,319,677

24 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B 5.00%, 12/01/2036	$300	$303,595
Lower Colorado River Authority (Lower Colorado River Authority) AGM Series 2022 5.00%, 05/15/2034	1,000	1,081,676
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.125%, 01/01/2044(a)	100	94,576
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.926% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(d)	1,000	1,003,444
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	200	218,614
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058	100	95,138

		12,474,185

Utah – 1.0%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.50%, 07/01/2053	2,000	2,054,858
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	500	516,497
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	200	196,379

		2,767,734

Virginia – 1.3%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	923,598

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	$1,000	$1,005,450
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	100	108,751
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 07/01/2041	1,000	885,122
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	1,000	917,550

		3,840,471

Washington – 2.4%
City of Federal Way WA (City of Federal Way WA) Series 2024 5.00%, 12/01/2049	1,000	1,026,395
King & Snohomish Counties School District No. 417 Northshore (King & Snohomish Counties School District No. 417 Northshore) Series 2024 5.00%, 12/01/2040	100	106,636
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	1,000	987,723
Series 2024 5.25%, 07/01/2049	1,000	1,007,357
State of Washington (State of Washington) Series 2020— 5.00%, 07/01/2025	750	751,166
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	1,000	953,057
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2045	1,000	994,878

26 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025 4.00%, 03/01/2041	$$1,000	$919,374
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/20/2050	299	275,205

		7,021,791

West Virginia – 0.4%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 5.00%, 06/01/2041	1,000	1,026,290

Wisconsin – 1.5%
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	95	92,952
Series 2025 6.375%, 07/01/2045	1,000	1,011,365
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	150	152,115
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	100	44,395
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(a)	500	429,453
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,024,000
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	1,000	953,375
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	100	98,315

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2045	$500	$488,322

		4,294,292

Total Long-Term Municipal Bonds (cost $265,804,446)		260,532,833

Short-Term Municipal Notes – 8.2%
Arizona – 0.2%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 3.00%, 01/01/2046(e)	335	335,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 3.00%, 02/01/2048(e)	260	260,000

		595,000

Colorado – 0.8%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 3.00%, 02/01/2038(e)	1,055	1,055,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 3.00%, 07/01/2041(e)	1,000	1,000,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 3.00%, 01/01/2039(e)	350	350,000

		2,405,000

District of Columbia – 0.6%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 3.00%, 08/15/2038(e)	1,600	1,600,000

Idaho – 1.2%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.90%, 03/01/2048(e)	1,370	1,370,000
Series 2025 3.00%, 03/01/2060(e)	2,000	2,000,000

		3,370,000

28 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 0.6%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 2.95%, 11/15/2037(e)	$1,000	$1,000,000
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2023 2.85%, 08/01/2043(e)	655	655,000

		1,655,000

Maryland – 0.6%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System Obligated Group) Series 2024 2.95%, 06/01/2046(e)	450	450,000
2.95%, 06/01/2048(e)	810	810,000
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 3.00%, 07/01/2041(e)	600	600,000

		1,860,000

Michigan – 0.7%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.00%, 06/01/2034(e)	700	700,000
Michigan Finance Authority (Michigan Finance Authority) Series 2024-A 5.00%, 07/21/2025	1,375	1,378,369

		2,078,369

New Jersey – 0.4%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	1,000	1,007,751

New York – 2.2%
City of New York NY (City of New York NY) Series 2008-L 2.90%, 04/01/2038(e)	3,725	3,725,000

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 3.00%, 11/01/2031(e)	$570	$570,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	1,000	1,007,546
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 2.95% (MUNIPSA + 0.98%), 05/01/2026(d)	1,000	1,000,000

		6,302,546

North Carolina – 0.2%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AGM Series 2017-E 3.00%, 01/15/2044(e)	570	570,000

Ohio – 0.1%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.05%, 11/15/2045(e)	280	280,000

Pennsylvania – 0.2%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 3.00%, 09/01/2059(e)	500	500,000

West Virginia – 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 1.95%, 06/01/2034(e)	600	600,000

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 3.00%, 12/01/2033(e)	500	500,000

Total Short-Term Municipal Notes (cost $23,326,475)		23,323,666

Total Municipal Obligations (cost $289,130,921)		283,856,499

30 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024-ML21, Class AUS 4.519%, 08/25/2041 (cost $100,332)	$100	$100,691

	Shares
SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(f)(g)(h) (cost $2,088,338)	2,088,338	$2,088,338

Total Investments – 100.0% (cost $291,319,591)		286,045,528
Other assets less liabilities – 0.0%		18,086

Net Assets – 100.0%		$286,063,614

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.51%	USD 550	$(39,568)	$(23,502)	$(16,066)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,290	10/15/2028	CPI#	2.565%	Maturity	$(9,836)	$	– 0	–	$(9,836)
USD	3,100	10/15/2029	2.569%	CPI#	Maturity	6,860		– 0	–	6,860
USD	3,000	10/15/2029	2.485%	CPI#	Maturity	18,508		– 0	–	18,508
USD	1,568	10/15/2029	2.516%	CPI#	Maturity	7,381		– 0	–	7,381
USD	1,566	10/15/2029	2.451%	CPI#	Maturity	12,151		– 0	–	12,151
USD	1,566	10/15/2029	2.499%	CPI#	Maturity	8,628		– 0	–	8,628
USD	2,410	10/15/2030	CPI#	2.531%	Maturity	(5,750)		– 0	–	(5,750)

						$37,942	$	– 0	–	$37,942

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 31

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,300	10/15/2030	1 Day SOFR	4.082%	Annual	$26,050	$	– 0	–	$26,050
USD	800	10/15/2030	1 Day SOFR	4.092%	Annual	16,235		– 0	–	16,235
USD	1,700	12/03/2031	1 Day SOFR	3.967%	Annual	23,594		– 0	–	23,594
USD	1,700	12/03/2031	1 Day SOFR	4.212%	Annual	48,661		– 0	–	48,661
USD	1,600	12/03/2031	1 Day SOFR	4.088%	Annual	32,934		– 0	–	32,934
USD	1,500	12/03/2031	1 Day SOFR	4.036%	Annual	26,049		– 0	–	26,049
USD	1,190	12/03/2031	1 Day SOFR	4.146%	Annual	29,126		20		29,106
USD	700	12/03/2031	1 Day SOFR	3.898%	Annual	6,072		(101)		6,173
USD	390	12/03/2031	1 Day SOFR	4.125%	Annual	8,958		– 0	–	8,958
USD	1,950	12/15/2031	1 Day SOFR	4.150%	Annual	47,406		– 0	–	47,406
USD	13,100	03/12/2032	1 Day SOFR	3.660%	Annual	(55,310)		– 0	–	(55,310)
USD	2,980	03/12/2032	1 Day SOFR	3.826%	Annual	16,827		– 0	–	16,827
USD	7,960	03/15/2033	1 Day SOFR	3.776%	Annual	(7,303)		– 0	–	(7,303)
USD	960	08/15/2034	3.747%	1 Day SOFR	Annual	11,316		(133)		11,449
USD	900	08/15/2034	3.719%	1 Day SOFR	Annual	12,744		(405)		13,149
USD	700	08/15/2034	3.314%	1 Day SOFR	Annual	34,439		– 0	–	34,439
USD	400	08/15/2034	3.231%	1 Day SOFR	Annual	22,951		– 0	–	22,951
USD	200	08/15/2034	3.304%	1 Day SOFR	Annual	10,535		– 0	–	10,535
USD	5,700	02/15/2035	3.743%	1 Day SOFR	Annual	59,546		(1,003)		60,549
USD	5,700	02/15/2035	3.824%	1 Day SOFR	Annual	20,478		– 0	–	20,478
USD	2,700	02/15/2035	3.843%	1 Day SOFR	Annual	6,390		– 0	–	6,390
USD	1,000	02/15/2035	3.603%	1 Day SOFR	Annual	21,882		(76)		21,958
USD	1,000	02/15/2035	3.747%	1 Day SOFR	Annual	10,139		(247)		10,386
USD	1,350	03/15/2035	3.870%	1 Day SOFR	Annual	1,309		(340)		1,649

						$431,028		$(2,285)		$433,313

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $13,187,329 or 4.6% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(c)	When-Issued or delayed delivery security.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.3% and 0.0%, respectively.

32 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 33

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $289,231,253)	$283,957,190
Affiliated issuers (cost $2,088,338)	2,088,338
Cash	186
Cash collateral due from broker	466,934
Interest receivable	3,661,290
Receivable for investment securities sold	222,625
Affiliated dividends receivable	13,908
Receivable for variation margin on centrally cleared swaps	11,981
Receivable due from Adviser	716

Total assets	290,423,168

Liabilities
Payable for investment securities purchased	4,290,909
Advisory fee payable	68,645

Total liabilities	4,359,554

Net Assets	$286,063,614

Composition of Net Assets
Capital stock, at par	$1,155
Additional paid-in capital	290,193,107
Accumulated loss	(4,130,648)

Net Assets	$286,063,614

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 11,550,040 common shares outstanding)	$24.77

See notes to financial statements.

34 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$3,560,788
Dividends—Affiliated issuers	63,889	$3,624,677

Expenses
Advisory fee (see Note B)	250,258

Total expenses before interest expense	250,258
Interest expense	450

Total expenses	250,708
Less: expenses waived and reimbursed by the Adviser (see Note B)	(3,052)

Net expenses		247,656

Net investment income		3,377,021

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions		(35,178)
Swaps		(174,316)
Net change in unrealized appreciation (depreciation) of:
Investments		(6,158,894)
Swaps		419,585

Net loss on investment transactions		(5,948,803)

Net Decrease in Net Assets from Operations		$(2,571,782)

See notes to financial statements.

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,377,021	$1,343,789
Net realized loss on investment transactions	(209,494)	(85,713)
Net change in unrealized appreciation (depreciation) of investments	(5,739,309)	920,435

Net increase (decrease) in net assets from operations	(2,571,782)	2,178,511
Distribution to Shareholders	(2,708,282)	(1,029,095)
Transactions in Shares of the Fund
Net increase	198,684,755	91,257,835
Other capital	182,901	68,771

Total increase	193,587,592	92,476,022
Net Assets
Beginning of period	92,476,022	– 0	–

End of period	$286,063,614	$92,476,022

(a)	Commencement of operations.

See notes to financial statements.

36 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Intermediate Municipal ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on December 13, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 37

NOTES TO FINANCIAL STATEMENTS (continued)

of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants

38 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$260,532,833	$	– 0	–	$260,532,833
Short-Term Municipal Notes		– 0	–	23,323,666		– 0	–	23,323,666
Commercial Mortgage-Backed Securities		– 0	–	100,691		– 0	–	100,691

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 39

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2			Level 3			Total
Short-Term Investments	$2,088,338		$	– 0	–	$	– 0	–	$2,088,338

Total Investments in Securities	2,088,338			283,957,190			– 0	–	286,045,528
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	– 0	–		53,528			– 0	–	53,528	(b)
Centrally Cleared Interest Rate Swaps	– 0	–		493,641			– 0	–	493,641	(b)
Liabilities:
Centrally Cleared Credit Default Swaps	– 0	–		(39,568)			– 0	–	(39,568	)(b)
Centrally Cleared Inflation (CPI) Swaps	– 0	–		(15,586)			– 0	–	(15,586	)(b)
Centrally Cleared Interest Rate Swaps	– 0	–		(62,613)			– 0	–	(62,613	)(b)

Total	$2,088,338			$284,386,592		$	– 0	–	$286,474,930

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment

40 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and prior tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 41

NOTES TO FINANCIAL STATEMENTS (continued)

the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .28% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $3,052.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$137	$79,899	$77,948	$2,088	$64

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

42 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$185,650,774		$10,583,105
U.S. government securities	– 0	–	247

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$10,626,387		$	– 0	–
U.S. government securities	– 0	–		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$899,462
Gross unrealized depreciation	(5,718,336)

Net unrealized depreciation	$(4,818,874)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 43

NOTES TO FINANCIAL STATEMENTS (continued)

each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held

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NOTES TO FINANCIAL STATEMENTS (continued)

in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2025, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 45

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit

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NOTES TO FINANCIAL STATEMENTS (continued)

event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2025, the Fund held credit default swaps for hedging purposes.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$16,066	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$549,454	*	Payable for variation margin on centrally cleared swaps	78,199	*

Total		$549,454			$94,265

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(197,808)	$454,393

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	23,492	(34,808)

Total		$(174,316)	$419,585

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 47

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$33,224,286

Centrally Cleared Inflation Swaps:
Average notional amount	$14,185,714

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$550,000	(a)
Average notional amount of sale contracts	$700,000	(b)

(a)	Positions were open for one month during the period.

(b)	Positions were open for less than one month during the period.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

48 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares			Amount
	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) to November 30, 2024	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) to November 30, 2024

Shares sold	7,950,000		3,650,040	$198,684,755		$92,515,240

Shares redeemed	– 0	–	(50,000)	– 0	–	(1,257,405)

Net increase	7,950,000		3,600,040	$198,684,755		$91,257,835

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 49

NOTES TO FINANCIAL STATEMENTS (continued)

investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

50 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 51

NOTES TO FINANCIAL STATEMENTS (continued)

formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

When-Issued and Forward Commitment Risks—These securities are purchased before the securities are actually issued or delivered. These securities are subject to the risk that, when delivered, they will be worth less than the agreed-upon purchase price.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units (as defined below) primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market

52 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 53

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

2024
Distributions paid from:
Ordinary income	$118,072

Total taxable distributions	$118,072
Tax-exempt income	911,023

Total distributions paid	$1,029,095

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$275,283
Accumulated capital and other losses	(74,752	)(a)
Unrealized appreciation (depreciation)	948,885	(b)

Total accumulated earnings (deficit)	$1,149,416

(a)	As of November 30, 2024, the Fund had a net capital loss carryforward of $74,752.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps and the tax treatment of bond restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $74,752 which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

54 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$ 25.69	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.47	.91

Net realized and unrealized gain (loss) on investment transactions	(.98)	.52

Net increase (decrease) in net asset value from operations	(.51)	1.43

Less: Dividends

Dividends from net investment income	(.41)	(.74)

Net asset value, end of period	$ 24.77	$ 25.69

Total Return

Total investment return based on net asset value(d)	(1.99)%	5.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$286,064	$92,476

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.28%^	.28	%^

Expenses, before waivers/reimbursements	.28%^	.28	%^

Net investment income(c)	3.78%^	3.74	%^

Portfolio turnover rate(e)	6%	9%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 55

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

56 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFS, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 57

expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating

58 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Tax-Aware Intermediate Municipal ETF 59

NOTES

60 AB Tax-Aware Intermediate Municipal ETF	ABFunds.com

AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-TAIM-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAX-AWARE LONG MUNICIPAL ETF

(NYSE: TAFL)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.1%
Long-Term Municipal Bonds – 99.1%
Alabama – 1.4%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$150	$157,174
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	100	102,443
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	150	154,694

		414,311

Arizona – 6.4%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	200	198,604
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(a)	125	110,080
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	500	455,679
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.375%, 07/01/2058(a)	150	143,962
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,033,933

		1,942,258

California – 6.8%
California Community Choice Financing Authority (American General Life Insurance) Series 2024 5.00%, 08/01/2055	200	208,275
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	350	359,856

ABFunds.com	AB Tax-Aware Long Municipal ETF 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	$100	$80,457
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	120	116,241
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	200	204,981
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025 5.50%, 05/15/2055	100	104,245
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	65,040
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	515	55,246
Series 2022 5.00%, 06/01/2051	360	351,765
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) BAM Series 2025-A 5.00%, 07/01/2053	500	505,659

		2,051,765

Colorado – 2.9%
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.80%, 04/01/2054(a)	100	99,704
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	750	781,860

		881,564

2 AB Tax-Aware Long Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.3%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.50%, 10/01/2055	$100	$98,268

District of Columbia – 0.7%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	98,239
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050	100	102,271

		200,510

Florida – 1.3%
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	100	100,655
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	100	94,382
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.25%, 07/01/2053	100	98,260
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024 5.25%, 06/01/2059(a)	100	92,957

		386,254

Georgia – 7.8%
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2044	200	201,613
5.25%, 10/01/2054	200	201,126
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,001,929

ABFunds.com	AB Tax-Aware Long Municipal ETF 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	$1,000	$969,745

		2,374,413

Guam – 0.9%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	250	261,486

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	100	64,386

Illinois – 7.7%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.00%, 12/01/2034	150	153,801
6.00%, 12/01/2049	300	313,121
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2034	1,000	1,065,005
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(b)	350	245,343
Series 2020 5.00%, 06/15/2050	310	300,529
State of Illinois (State of Illinois) Series 2023-B 5.50%, 05/01/2047	250	256,123

		2,333,922

Indiana – 3.5%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	94,676
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	100	101,332

4 AB Tax-Aware Long Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	$100	$92,411
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	155,339
Series 2023-F 7.75%, 03/01/2067	100	108,860
BAM Series 2023 5.25%, 03/01/2067	500	508,736

		1,061,354

Kentucky – 0.7%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	200	210,251

Maine – 0.6%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	200	194,731

Maryland – 2.4%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	570	565,822
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	150	156,094

		721,916

Massachusetts – 1.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	500	521,299

New Hampshire – 3.9%
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	150	150,849

ABFunds.com	AB Tax-Aware Long Municipal ETF 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.50%, 06/01/2055(c)	$100	$102,903
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	1,000	927,288

		1,181,040

New Jersey – 6.1%
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	825	842,652
Series 2024-C 5.00%, 06/15/2045	1,000	1,013,222

		1,855,874

New York – 8.9%
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	575	411,083
Series 2024-A 5.25%, 11/15/2049	510	522,574
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	500	508,985
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	500	383,253
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2007 5.50%, 10/01/2037	500	564,464
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	100	99,395
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	100	106,050

6 AB Tax-Aware Long Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	$100	$102,209

		2,698,013

North Carolina – 3.7%
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2023 5.00%, 07/01/2036	1,000	1,051,763
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AGM Series 2024 Zero Coupon, 01/01/2052	250	62,425

		1,114,188

Ohio – 3.7%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	100	86,524
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053	100	98,301
State of Ohio (University Hospitals Health System Obligated Group) Series 2016 4.00%, 01/15/2046	1,100	942,898

		1,127,723

Oklahoma – 1.9%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-B 5.00%, 01/01/2040(c)	250	264,982
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	100	107,407
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	200	206,863

		579,252

ABFunds.com	AB Tax-Aware Long Municipal ETF 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oregon – 1.4%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	$500	$430,754

Pennsylvania – 4.5%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2039	300	312,790
Pennsylvania State University (The) (Pennsylvania State University) Series 2023 5.25%, 09/01/2053	1,000	1,034,174

		1,346,964

Puerto Rico – 0.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	166	99,429
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2051	100	23,461

		122,890

South Carolina – 5.0%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	1,000	1,000,258
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2054	500	515,446

		1,515,704

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	280	259,396
Series 2016-B Zero Coupon, 12/01/2031(a)	100	69,648

8 AB Tax-Aware Long Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	$100	$94,704

		423,748

Texas – 7.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	100	102,807
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	100	92,998
Sherman Independent School District/TX (Sherman Independent School District/TX) Series 2023-B 5.00%, 02/15/2053	1,000	1,021,158
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058	1,000	1,014,559

		2,231,522

Utah – 0.3%
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	100	103,299

Virginia – 3.7%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	923,598
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	100	100,545
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058	100	105,810

		1,129,953

ABFunds.com	AB Tax-Aware Long Municipal ETF 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin – 1.5%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	$150	$152,115
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	100	97,686
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	200	204,800

		454,601

Total Municipal Obligations (cost $30,995,975)		30,034,213

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(d)(e)(f) (cost $103,001)	103,001	103,001

Total Investments – 99.5% (cost $31,098,976)		30,137,214
Other assets less liabilities – 0.5%		164,036

Net Assets – 100.0%		$30,301,250

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.51%	USD 90	$(6,475)	$(3,846)	$(2,629)

*	Termination date

10 AB Tax-Aware Long Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,270	10/15/2028	CPI#	2.565%	Maturity	$(5,455)	$	– 0	–	$(5,455)
USD	1,200	10/15/2029	2.569%	CPI#	Maturity	2,656		– 0	–	2,656
USD	1,100	10/15/2029	2.485%	CPI#	Maturity	6,786		– 0	–	6,786
USD	867	10/15/2029	2.499%	CPI#	Maturity	4,777		– 0	–	4,777
USD	867	10/15/2029	2.516%	CPI#	Maturity	4,081		– 0	–	4,081
USD	866	10/15/2029	2.451%	CPI#	Maturity	6,719		– 0	–	6,719
USD	1,330	10/15/2030	CPI#	2.531%	Maturity	(3,173)		– 0	–	(3,173)

						$16,391	$	– 0	–	$16,391

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	200	10/15/2030	1 Day SOFR	4.092%	Annual	$4,059	$	– 0	–	$4,059
USD	1,200	12/03/2031	1 Day SOFR	4.036%	Annual	20,839		– 0	–	20,839
USD	400	06/15/2034	3.543%	1 Day SOFR	Annual	12,670		46		12,624
USD	600	08/15/2034	3.304%	1 Day SOFR	Annual	31,605		– 0	–	31,605
USD	300	08/15/2034	3.231%	1 Day SOFR	Annual	17,213		– 0	–	17,213
USD	240	08/15/2034	3.450%	1 Day SOFR	Annual	9,648		– 0	–	9,648
USD	210	08/15/2034	3.183%	1 Day SOFR	Annual	12,800		– 0	–	12,800
USD	920	02/15/2035	3.738%	1 Day SOFR	Annual	11,043		– 0	–	11,043
USD	1,220	12/30/2044	1 Day SOFR	4.166%	Annual	7,383		– 0	–	7,383
USD	600	12/30/2044	1 Day SOFR	4.240%	Annual	9,932		– 0	–	9,932
USD	240	01/05/2045	1 Day SOFR	4.283%	Annual	5,402		– 0	–	5,402
USD	1,700	01/13/2045	1 Day SOFR	4.057%	Annual	(15,486)		– 0	–	(15,486)
USD	200	01/13/2045	1 Day SOFR	4.156%	Annual	1,157		(83)		1,240
USD	200	01/13/2045	1 Day SOFR	4.189%	Annual	2,060		– 0	–	2,060
USD	200	06/01/2045	1 Day SOFR	4.111%	Annual	(12)		(12)		– 0	–
USD	270	12/09/2053	3.584%	1 Day SOFR	Annual	22,821		(109)		22,930
USD	335	11/15/2054	3.924%	1 Day SOFR	Annual	7,976		(165)		8,141
USD	400	02/05/2055	3.942%	1 Day SOFR	Annual	8,032		– 0	–	8,032
USD	300	05/05/2055	3.962%	1 Day SOFR	Annual	4,549		– 0	–	4,549
USD	200	05/05/2055	3.806%	1 Day SOFR	Annual	8,484		– 0	–	8,484

						$182,175		$(323)		$182,498

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $2,159,003 or 7.1% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(c)	When-Issued or delayed delivery security.

(d)	The rate shown represents the 7-day yield as of period end.

ABFunds.com	AB Tax-Aware Long Municipal ETF 11

PORTFOLIO OF INVESTMENTS (continued)

(e)	Affiliated investments.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

12 AB Tax-Aware Long Municipal ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,995,975)	$30,034,213
Affiliated issuers (cost $103,001)	103,001
Cash	45
Cash collateral due from broker	108,430
Interest receivable	439,075
Receivable for variation margin on centrally cleared swaps	1,120
Affiliated dividends receivable	619
Receivable due from Adviser	31

Total assets	30,686,534

Liabilities
Payable for investment securities purchased	377,816
Advisory fee payable	7,468

Total liabilities	385,284

Net Assets	$30,301,250

Composition of Net Assets
Capital stock, at par	$125
Additional paid-in capital	31,265,389
Accumulated loss	(964,264)

Net Assets	$30,301,250

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 1,250,040 common shares outstanding)	$24.24

See notes to financial statements.

ABFunds.com	AB Tax-Aware Long Municipal ETF 13

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$673,539
Dividends—Affiliated issuers	4,021	$677,560

Expenses
Advisory fee (see Note B)	43,684

Total expenses before bank overdraft expense	43,684
Bank overdraft expense	314

Total expenses	43,998
Less: expenses waived and reimbursed by the Adviser (see Note B)	(201)

Net expenses		43,797

Net investment income		633,763

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(158,009)
Swaps		363
Net change in unrealized appreciation (depreciation) of:
Investments		(1,552,758)
Swaps		42,995

Net loss on investment transactions		(1,667,409)

Net Decrease in Net Assets from Operations		$(1,033,646)

See notes to financial statements.

14 AB Tax-Aware Long Municipal ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) to November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$633,763		$1,050,363
Net realized loss on investment transactions	(157,646)		(136,175)
Net change in unrealized appreciation (depreciation) of investments	(1,509,763)		744,261
Contributions from Affiliates (see Note B)	– 0	–	1,147

Net increase (decrease) in net assets from operations	(1,033,646)		1,659,596
Distribution to Shareholders	(649,270)		(940,944)
Transactions in Shares of the Fund
Net increase	2,438,620		28,803,830
Other capital	18,784		4,280

Total increase	774,488		29,526,762
Net Assets
Beginning of period	29,526,762		– 0	–

End of period	$30,301,250		$29,526,762

(a)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Tax-Aware Long Municipal ETF 15

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Long Municipal ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on December 13, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government

16 AB Tax-Aware Long Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

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NOTES TO FINANCIAL STATEMENTS (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$30,034,213		$	– 0	–	$30,034,213
Short-Term Investments		103,001		– 0	–		– 0	–	103,001

Total Investments in Securities		103,001		30,034,213			– 0	–	30,137,214

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Investments in Securities:	Level 1			Level 2	Level 3			Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$25,019	$	– 0	–	$25,019	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	197,673		– 0	–	197,673	(b)
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(6,475)		– 0	–	(6,475	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(8,628)		– 0	–	(8,628	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(15,498)		– 0	–	(15,498	)(b)

Total		$103,001		$30,226,304	$	– 0	–	$30,329,305

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders.

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NOTES TO FINANCIAL STATEMENTS (continued)

Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business

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NOTES TO FINANCIAL STATEMENTS (continued)

activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .28% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $201.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$256	$4,188	$4,341	$103	$4

During the period ended November 30, 2024, the Adviser reimbursed the Fund $1,147 for trading losses incurred due to NAV error.

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to

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NOTES TO FINANCIAL STATEMENTS (continued)

exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities ((excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$12,142,325		$9,163,386
U.S. government securities	– 0	–	– 0	–

For the six months ended May 31, 2025, the Fund had no in-kind purchases and in-kind sales.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$291,057
Gross unrealized depreciation	(1,056,559)

Net unrealized appreciation	$(765,502)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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NOTES TO FINANCIAL STATEMENTS (continued)

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the

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NOTES TO FINANCIAL STATEMENTS (continued)

requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2025, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended May 31, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not

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NOTES TO FINANCIAL STATEMENTS (continued)

otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2025, the Fund held credit default swaps for hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$2,629	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$223,003	*	Payable for variation margin on centrally cleared swaps	24,114	*

Total		$223,003			$26,743

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(20,343)	$64,901

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	20,706	(21,906)

Total		$363	$42,995

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,735,857

Centrally Cleared Inflation Swaps:
Average notional amount	$7,000,000

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$90,000	(a)
Average notional amount of sale contracts	$720,000	(b)

(a)	Positions were open for one month during the period.

(b)	Positions were open for less than one month during the period..

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares			Amount
	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024		Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024

Shares sold	300,000	1,150,040		$7,480,600	$28,803,830

Shares redeemed	(200,000)	– 0	–	(5,041,980)	– 0	–

Net increase	100,000	1,150,040		$2,438,620	$28,803,830

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments

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NOTES TO FINANCIAL STATEMENTS (continued)

may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

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NOTES TO FINANCIAL STATEMENTS (continued)

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate

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NOTES TO FINANCIAL STATEMENTS (continued)

the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

When-Issued and Forward Commitment Risks—These securities are purchased before the securities are actually issued or delivered. These securities are subject to the risk that, when delivered, they will be worth less than the agreed-upon purchase price.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units (as defined below) primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash

30 AB Tax-Aware Long Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s

ABFunds.com	AB Tax-Aware Long Municipal ETF 31

NOTES TO FINANCIAL STATEMENTS (continued)

Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

32 AB Tax-Aware Long Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

2024
Distributions paid from:
Ordinary income	$85,262

Total taxable distributions	85,262
Tax-exempt income	855,682

Total distributions paid	$940,944

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$108,358
Accumulated capital and other losses	(134,123	)(a)
Unrealized appreciation (depreciation)	744,417	(b)

Total accumulated earnings (deficit)	$718,652

(a)	As of November 30, 2024, the Fund had a net capital loss carryforward of $134,123.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps and the tax treatment of bond restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $134,123 which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Tax-Aware Long Municipal ETF 33

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)	December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$ 25.67	$ 25.00

Income From Investment Operations

Net investment income(a)(b)	.51	.95

Net realized and unrealized gain (loss) on investment transactions	(1.43)	.57

Contributions from Affiliates	.00	.00	(d)

Net increase (decrease) in net asset value from operations	(.92)	1.52

Less: Dividends
Dividends from net investment income	(.51)	(.85)

Net asset value, end of period	$ 24.24	$ 25.67

Total Return

Total investment return based on net asset value(e)	(3.64)%	6.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,301	$29,527

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.28%^	.28	%^

Expenses, before waivers/reimbursements(f)	.28%^	.28	%^

Net investment income(c)	4.06%^	3.90	%^

Portfolio turnover rate(g)	30%	12%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		December 13, 2023(a) to November 30, 2024

Net of waivers/reimbursements	.28%	^	.28%	^
Before waivers/reimbursements	.28%	^	.28%	^

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

34 AB Tax-Aware Long Municipal ETF	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Long Municipal ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 1-2, 2023 (the “Meeting”)

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

ABFunds.com	AB Tax-Aware Long Municipal ETF 35

performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary

36 AB Tax-Aware Long Municipal ETF	ABFunds.com

expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the

ABFunds.com	AB Tax-Aware Long Municipal ETF 37

Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

38 AB Tax-Aware Long Municipal ETF	ABFunds.com

NOTES

ABFunds.com	AB Tax-Aware Long Municipal ETF 39

NOTES

40 AB Tax-Aware Long Municipal ETF	ABFunds.com

AB TAX-AWARE LONG MUNICIPAL ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-TALM-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAX-AWARE SHORT DURATION MUNICIPAL ETF

(NYSE Arca: TAFI)

AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 91.4%
Alabama – 4.7%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$3,000	$3,143,487
Black Belt Energy Gas District (Goldman Sachs Group) Series 2021-B 4.00%, 10/01/2052	1,200	1,197,421
Series 2023-D 4.738% (SOFR + 1.85%), 06/01/2049(a)	1,000	1,019,337
Series 2024-B 5.00%, 10/01/2055	2,750	2,864,388
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049	2,000	2,000,230
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 12/01/2025	650	651,312
Series 2023-B 5.25%, 12/01/2053	2,210	2,339,397
City of Huntsville AL (City of Huntsville AL) Series 2016-B 5.00%, 05/01/2028	470	478,900
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.00%, 10/01/2034	1,005	1,087,213
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,045,152
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	6,000	6,244,905
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,031,293

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	$1,000	$1,025,764
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,109,600
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 10/01/2055	1,500	1,567,530
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	3,110	3,240,860
Series 2025-C 5.00%, 05/01/2055	1,620	1,696,758
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.00%, 07/01/2027	1,500	1,539,139
5.25%, 01/01/2054	2,500	2,582,045

		36,864,731

Alaska – 0.2%
CIVICVentures/AK (CIVICVentures/AK) Series 2015 5.00%, 09/01/2025	1,500	1,504,893

Arizona – 3.0%
Arizona Department of Transportation State Highway Fund Revenue (Arizona Dept. of Transportation State Highway Fund Revenue) Series 2016 5.00%, 07/01/2034	2,575	2,611,914
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,000	3,055,635
5.00%, 09/01/2052	2,000	2,037,354
Series 2024 4.00%, 06/01/2049	3,000	2,954,615
City of Glendale AZ Water & Sewer Revenue (City of Glendale AZ Water & Sewer Revenue) Series 2022-B 5.00%, 07/01/2026	1,000	1,023,225

2 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	$900	$883,326
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(b)	1,100	1,100,054
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025	2,000	2,017,825
Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2021-D 5.00%, 07/01/2025	1,325	1,326,942
Maricopa County Unified School District No. 4 Mesa (Maricopa County Unified School District No. 4 Mesa) Series 2017-E 5.00%, 07/01/2025	1,005	1,006,382
Maricopa County Unified School District No. 80 Chandler (Maricopa County Unified School District No. 80 Chandler) Series 2024-C 5.00%, 07/01/2025	1,175	1,176,616
Maricopa County Union High School District No. 210-Phoenix (Maricopa County Union High School District No. 210-Phoenix) Series 2018 5.00%, 07/01/2025	1,125	1,126,548
Scottsdale Municipal Property Corp. (Prerefunded – US Treasuries) Series 2015 4.00%, 07/01/2031	3,000	3,002,043

		23,322,479

Arkansas – 0.0%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(b)	115	123,267

California – 10.9%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.38% (MUNIPSA + 0.41%), 04/01/2056(a)	3,000	2,899,751

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	$5,000	$5,245,844
Series 2024 5.00%, 08/01/2055	1,500	1,562,059
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	2,000	2,056,320
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	1,000	1,035,120
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	1,000	999,070
California Community Choice Financing Authority (Morgan Stanley) Series 2024 5.00%, 05/01/2054	3,500	3,672,430
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,000	1,063,695
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2024-F 5.00%, 02/01/2055	1,750	1,851,567
California Health Facilities Financing Authority (City of Hope Obligated Group) Series 2012-A 5.00%, 11/15/2025	1,820	1,821,510
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2021 3.00%, 08/15/2054	3,000	2,991,003
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(b)	1,000	968,677
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2026	1,000	999,422

4 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 06/30/2029	$1,000	$1,025,729
5.00%, 12/31/2033	1,500	1,519,818
California Pollution Control Financing Authority (Waste Management, Inc.) Series 2024 4.25%, 11/01/2038	1,000	1,009,557
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031	1,425	1,469,473
California State Public Works Board (State of California Lease) Series 2024 5.00%, 09/01/2035	2,040	2,280,955
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	1,000	1,015,773
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017-A 5.00%, 05/15/2030	3,385	3,469,317
Series 2023 5.00%, 05/15/2028	1,610	1,676,579
Series 2025 5.00%, 05/15/2026	1,000	1,013,273
5.00%, 05/15/2034	2,045	2,194,646
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,060	1,855,927
Los Angeles County Sanitation Districts Financing Authority (Los Angeles County Sanitation District No. 20) Series 2016-A 5.00%, 10/01/2030	1,140	1,164,512
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2018-A 5.00%, 07/01/2032	1,555	1,598,440
Series 2018-D 5.00%, 07/01/2032	1,955	2,019,601
Series 2022-B 5.00%, 07/01/2028	1,100	1,148,522

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-A 5.00%, 07/01/2028	$2,000	$2,074,522
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-A 5.00%, 07/01/2027	2,000	2,061,588
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2016-B 5.00%, 07/01/2028	780	786,165
Series 2018-B 5.00%, 07/01/2028	1,150	1,200,727
Series 2024-B 5.00%, 07/01/2025	1,700	1,701,654
Newport Mesa Unified School District (Newport Mesa Unified School District) NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,626,537
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2016 5.00%, 08/01/2025	1,000	1,002,894
Port of Oakland (Port of Oakland) Series 2021 5.00%, 11/01/2029	1,575	1,666,530
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2029	1,610	1,697,256
San Francisco Intl Airport (San Francisco Intl Airport) Series 2018 5.00%, 05/01/2027	1,530	1,577,217
Series 2019-H 5.00%, 05/01/2027	1,500	1,546,291
Series 2024 5.00%, 05/01/2029	2,500	2,628,497
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,000	1,083,306
San Juan Unified School District (San Juan Unified School District) Series 2020 3.00%, 08/01/2025	2,500	2,500,818

6 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	$1,000	$1,036,583
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	1,000	1,047,626
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016 5.00%, 07/01/2028	1,080	1,089,282
Series 2021 5.00%, 07/01/2025	1,000	1,000,973
State of California (State of California) Series 2015-C 5.00%, 09/01/2030	2,000	2,008,778
Series 2024 5.00%, 08/01/2029	1,885	2,043,403
Series 2025 5.00%, 03/01/2032	1,000	1,119,048
Washington Township Health Care District (Washington Township Health Care District) Series 2020-A 5.00%, 07/01/2031	650	688,133

		84,816,418

Colorado – 2.9%
Adams & Weld Counties School District No. 27J Brighton/CO (Adams & Weld Counties School District No. 27J Brighton/CO) Series 2016-A 2.50%, 12/01/2027	1,500	1,462,039
City & County of Broomfield CO Sales & Use Tax Revenue (City & County of Broomfield CO Sales & Use Tax Revenue) Series 2017 5.00%, 12/01/2034	2,000	2,064,390
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2020-B 5.00%, 11/15/2031	700	703,198
Series 2022-A 5.50%, 11/15/2035	3,250	3,564,202
Series 2022-D 5.25%, 11/15/2026	1,020	1,047,141

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	$1,000	$1,006,843
5.00%, 12/01/2029	3,000	3,118,175
5.00%, 12/01/2031	2,020	2,088,897
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(b)	1,000	1,008,605
Douglas County School District No. Re-1 Douglas & Elbert Counties (Douglas County School District No. Re-1 Douglas & Elbert Counties) Series 2019 5.00%, 12/15/2025	4,480	4,529,988
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.651% (SOFR + 0.75%), 09/01/2039(a)	2,000	1,982,157

		22,575,635

Connecticut – 1.3%
City of New Haven CT (City of New Haven CT) AGM Series 2016-A 5.00%, 08/15/2027	1,875	1,919,129
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	2,000	2,003,530
State of Connecticut (Prerefunded – Others) Series 2015-A 4.50%, 03/15/2033	2,500	2,505,801
State of Connecticut (State of Connecticut) Series 2018-F 5.00%, 09/15/2025	2,000	2,011,192
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2023-B 5.00%, 07/01/2025	1,570	1,572,505

		10,012,157

District of Columbia – 1.1%
District of Columbia (District of Columbia) Series 2016-A 5.00%, 06/01/2027	2,500	2,550,903

8 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 02/28/2026	$1,485	$1,498,370
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2017 5.00%, 10/01/2026	465	474,172
Series 2018-A 5.00%, 10/01/2034	1,075	1,100,825
Series 2019-A 5.00%, 10/01/2027	1,000	1,035,072
Series 2020-A 5.00%, 10/01/2032	2,000	2,111,099

		8,770,441

Florida – 5.7%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	1,500	1,524,149
City of Jacksonville FL (Genesis Health Obligated Group) Series 2017 5.00%, 11/01/2026	600	612,209
City of Port St. Lucie FL Utility System Revenue (City of Port St. Lucie FL Utility System Revenue) Series 2016 4.00%, 09/01/2032	3,560	3,567,089
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 4.25%, 01/01/2030(b)	900	897,136
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	2,000	2,136,672
County of Brevard FL (County of Brevard FL Fuel Tax) AGM Series 2016 5.00%, 08/01/2028	1,445	1,477,466
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2015-A 5.00%, 10/01/2025	930	935,212

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Charlotte FL (County of Charlotte FL) Series 2015 5.00%, 10/01/2027	$1,080	$1,086,129
County of Miami-Dade FL (County of Miami-Dade FL) Series 2016 5.00%, 07/01/2032	1,040	1,056,568
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2030	1,540	1,634,859
5.00%, 10/01/2034	1,000	1,068,551
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2034	1,000	1,051,725
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,950	1,940,891
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association) Series 2023-A 5.00%, 09/01/2028	1,060	1,082,650
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2025	1,000	1,004,875
Series 2022-A 5.00%, 10/01/2029	1,040	1,097,158
Series 2022-C 5.00%, 10/01/2025	1,350	1,356,581
Series 2024 5.00%, 10/01/2027	1,000	1,035,071
Hernando County School District (Hernando County School District COP) AGM Series 2016-A 5.00%, 07/01/2025	1,350	1,351,996
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.00%, 10/01/2033	2,295	2,462,746
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	1,000	1,000,266

10 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2016-A 5.00%, 07/01/2028	$1,625	$1,649,879
5.00%, 07/01/2033	1,000	1,011,597
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2025	1,250	1,254,890
5.00%, 10/01/2035	1,635	1,634,978
Palm Beach County School District (Prerefunded – US Treasuries) Series 2015-D 5.00%, 08/01/2028	3,000	3,008,884
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2016-A 5.00%, 05/01/2030	1,340	1,357,554
Series 2025-A 5.00%, 05/01/2026	1,500	1,524,041
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 3.75%, 05/01/2029(b)	700	694,236
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2015 5.00%, 03/01/2026	2,590	2,601,813

		44,117,871

Georgia – 4.3%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	200	200,223
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.00%, 07/01/2030	2,000	2,127,713
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2023-G 5.00%, 07/01/2027	1,000	1,032,986
City of Atlanta GA Water & Wastewater Revenue (City of Atlanta GA Water & Wastewater Revenue) Series 2015 5.00%, 11/01/2025	1,000	1,001,521

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	$2,250	$2,257,054
Series 2024 3.30%, 12/01/2049	1,500	1,476,848
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 5.00%, 06/01/2035(b)	1,160	1,160,330
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2033	1,100	1,186,049
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,500	3,478,479
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	1,000	1,002,117
Series 2022-B 5.00%, 12/01/2052	4,000	4,128,587
Series 2024-C 5.00%, 12/01/2054	3,500	3,646,646
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.601% (SOFR + 1.70%), 12/01/2053(a)	1,000	1,006,645
Series 2024-B 5.00%, 12/01/2054	1,000	1,052,945
Metropolitan Atlanta Rapid Transit Authority (Prerefunded – US Govt Agencies) Series 2015-A 5.00%, 07/01/2042	1,830	1,832,863
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2016-A 5.00%, 01/01/2028	1,820	1,858,852
Series 2018-H 5.00%, 01/01/2026	1,985	2,006,000
Series 2019-A 5.00%, 01/01/2033	1,200	1,260,443
Series 2020 5.00%, 01/01/2029	500	529,852
Series 2024 5.00%, 01/01/2030	1,000	1,072,450

		33,318,603

12 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Guam – 1.8%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-B 5.00%, 07/01/2027	$1,000	$1,019,760
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2025	4,500	4,526,442
5.00%, 12/01/2026	2,000	2,036,791
5.00%, 12/01/2031	3,000	3,041,422
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2027	1,155	1,162,351
Series 2021-F 5.00%, 01/01/2031	1,250	1,316,186
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	815	827,624

		13,930,576

Hawaii – 0.6%
City & County of Honolulu HI (City & County of Honolulu HI) Series 2015-B 5.00%, 10/01/2027	1,040	1,045,454
Series 2019-D 5.00%, 08/01/2026	1,050	1,075,938
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,280	2,174,084

		4,295,476

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018 5.00%, 03/01/2027	1,000	1,034,376

Illinois – 5.4%
Chicago Board of Education (Chicago Board of Education) Series 2017-C 5.00%, 12/01/2030	1,000	1,011,827
Series 2019-A 5.00%, 12/01/2030	1,575	1,605,843

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

AGM Series 2018-C 5.00%, 12/01/2031	$1,000	$1,032,772
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2027	2,750	2,818,488
5.00%, 01/01/2028	3,000	3,106,673
5.00%, 01/01/2034	1,015	1,080,980
Chicago Transit Authority (Chicago Transit Authority) Series 2017 5.00%, 06/01/2026	1,695	1,721,214
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2017 5.00%, 06/01/2025	1,000	1,000,000
Series 2021 5.00%, 06/01/2027	1,750	1,799,412
5.00%, 06/01/2028	1,750	1,822,711
City of Chicago IL (City of Chicago IL) Series 2020-A 5.00%, 01/01/2026	2,125	2,139,822
City of Chicago IL Waterworks Revenue (City of Chicago IL Waterworks Revenue) AMBAC Series 2001 5.75%, 11/01/2030	755	802,193
City of Springfield IL Electric Revenue (City of Springfield IL Electric Revenue) BAM Series 2024 5.00%, 03/01/2027	2,000	2,062,230
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2019-A 5.00%, 01/01/2026	1,000	1,012,217
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2023 5.00%, 12/15/2027	1,000	1,040,409
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2016-A 5.00%, 12/01/2030	2,620	2,677,262
Series 2016-B 5.00%, 12/01/2031	850	867,705

14 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Northern Illinois University (Northern Illinois University) BAM Series 2020-B 5.00%, 04/01/2031	$725	$764,729
Sangamon County School District No. 186 Springfield (Sangamon County School District No. 186 Springfield) AGM Series 2020-B 5.00%, 02/01/2032	735	785,321
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2026	2,000	2,048,562
Series 2019-A 5.00%, 11/01/2029	685	724,687
Series 2020 5.50%, 05/01/2030	2,040	2,148,871
Series 2024 5.00%, 02/01/2031	2,000	2,138,512
Series 2024-B 5.00%, 05/01/2026	1,000	1,015,714
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2021 5.00%, 06/15/2025	1,375	1,375,900
Series 2021-A 4.00%, 06/15/2028	605	617,731
Series 2024-A 5.00%, 06/15/2025	1,000	1,000,655
5.00%, 06/15/2030	1,790	1,915,717

		42,138,157

Indiana – 0.9%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(b)	835	835,706
City of Whiting IN (BP Products North America) Series 2025 4.20%, 06/01/2044(c)	1,000	996,946
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	500	482,398
Series 2022-A 4.25%, 11/01/2030	2,000	2,023,713

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.741% (SOFR + 0.71%), 11/01/2046(a)(d)	$2,000	$1,996,604
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2021-A 5.00%, 06/01/2025	1,000	1,000,000

		7,335,367

Kansas – 0.2%
Seward County Unified School District No. 480 Liberal (Seward County Unified School District No. 480 Liberal) Series 2017-B 5.00%, 09/01/2026	1,500	1,507,140

Kentucky – 1.2%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,000	1,051,256
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	2,000	2,115,860
Series 2025-A 5.25%, 06/01/2055	1,000	1,048,710
Kentucky Public Energy Authority (Prerefunded – US Treasuries) Series 2018-C 4.00%, 12/01/2049	3,500	3,500,000
Western Kentucky University (Western Kentucky University) Series 2016-A 5.00%, 09/01/2025	1,660	1,667,005

		9,382,831

Louisiana – 0.9%
City of Shreveport LA (City of Shreveport LA) BAM Series 2016 5.00%, 03/01/2027	1,400	1,428,040
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	665	686,359

16 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	$1,900	$1,906,563
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2029	1,000	1,045,948
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	2,000	1,959,593

		7,026,503

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems) Series 2018-R2 4.375%, 08/01/2035(b)	1,500	1,498,166

Maryland – 1.5%
County of Montgomery MD (County of Montgomery MD) Series 2017-B 5.00%, 06/01/2026	1,520	1,552,335
County of Prince George’s MD (County of Prince George’s MD) Series 2018-A 5.00%, 07/15/2033	1,500	1,578,545
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	3,000	3,025,979
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2044	400	413,120
State of Maryland (State of Maryland) Series 2017-A 5.00%, 08/01/2025	1,765	1,770,601
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2030	1,000	1,062,173
5.00%, 08/01/2033	1,150	1,212,536
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.00%, 08/01/2027	950	980,288

		11,595,577

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts – 2.4%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	$2,000	$2,004,441
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2016-B 5.00%, 07/01/2033	1,050	1,067,254
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2025	1,000	1,001,231
5.00%, 07/01/2031	870	917,716
Series 2023 5.00%, 07/01/2034	1,000	1,081,585
Massachusetts Development Finance Agency (Emerson College) Series 2017-A 5.00%, 01/01/2026	1,240	1,250,467
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024 4.75%, 12/01/2029(b)	1,000	1,000,723
Massachusetts Development Finance Agency (Massachusetts Development Finance Agency) Series 2015-H 5.00%, 07/01/2025	415	415,511
Massachusetts Development Finance Agency (Prerefunded – US Treasuries) Series 2015 5.00%, 07/01/2025	2,085	2,087,731
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2025	1,250	1,251,477
5.00%, 07/01/2030	1,295	1,312,340
Massachusetts Port Authority (Massachusetts Port Authority) Series 2017-A 5.00%, 07/01/2027	1,120	1,158,085
Series 2019-A 5.00%, 07/01/2027	2,250	2,327,429
Series 2019-C 5.00%, 07/01/2025	2,000	2,002,140

		18,878,130

18 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan – 0.8%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2026	$1,000	$1,011,394
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,000	1,006,700
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2018-A 5.00%, 07/01/2028	1,000	1,058,645
Michigan State Building Authority (State of Michigan Lease) Series 2016-I 5.00%, 10/15/2032	1,765	1,802,615
Western Michigan University (Prerefunded – US Treasuries) Series 2015-A 5.00%, 11/15/2028	1,635	1,636,128

		6,515,482

Minnesota – 0.8%
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2016-A 5.00%, 05/01/2026	1,225	1,244,732
State of Minnesota (State of Minnesota) Series 2016-D 5.00%, 08/01/2025	2,700	2,708,703
Series 2022-A 5.00%, 08/01/2025	1,000	1,003,224
University of Minnesota (University of Minnesota) Series 2017-A 5.00%, 09/01/2032	1,020	1,056,050

		6,012,709

Mississippi – 0.3%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2016 5.00%, 07/01/2030	2,450	2,457,526

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Missouri – 0.6%
City of St. Louis MO Airport Revenue (City of St. Louis MO Airport Revenue) AGM Series 2017-B 5.00%, 07/01/2025	$2,130	$2,132,413
County of St. Louis MO (County of St. Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	755	769,905
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-B 4.00%, 05/01/2051	2,000	2,011,576

		4,913,894

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,030,398
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	1,000	1,000,265

		2,030,663

Nevada – 0.5%
County of Clark Department of Aviation (County of Clark Dept. of Aviation) Series 2021-B 5.00%, 07/01/2025	3,100	3,103,716
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2033	1,000	1,047,883

		4,151,599

New Hampshire – 1.7%
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	600	590,590
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	1,881	1,870,184

20 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(b)	$1,000	$1,005,853
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	950	938,137
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	995,660
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	3,000	3,004,715
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2032(c)	1,490	1,606,852
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	756	750,450
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	900	897,660
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(b)	1,500	1,492,344

		13,152,445

New Jersey – 6.7%
Atlantic County Improvement Authority (The) (Island Campus Redevelopment Urban Renewal Associates) AGM Series 2016 5.00%, 09/01/2028	2,400	2,453,980
City of Newark NJ (City of Newark NJ) AGM Series 2020-A 5.00%, 10/01/2027	1,290	1,347,260
Garden State Preservation Trust (Garden State Preservation Trust) AGM Series 2005-A 5.75%, 11/01/2028	2,530	2,654,587

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Brunswick Parking Authority (New Brunswick Parking Authority) BAM Series 2016-A 5.00%, 09/01/2030	$2,000	$2,041,254
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	1,500	1,517,940
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015-X 5.00%, 06/15/2025	3,950	3,952,411
New Jersey Economic Development Authority (New Jersey Transit State Lease) Series 2017-B 5.00%, 11/01/2025	1,400	1,410,472
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	1,986,668
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2015-A 5.00%, 06/15/2025	1,000	1,000,610
Series 2015-X 5.25%, 06/15/2027	1,395	1,396,109
Series 2016-A 5.50%, 06/15/2028	1,500	1,543,146
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,280	1,286,754
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027	1,805	1,806,275
New Jersey Health Care Facilities Financing Authority (Prerefunded – US Treasuries) Series 2016 5.00%, 07/01/2025	1,055	1,056,512
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016 5.00%, 07/01/2043	2,405	2,381,857
Series 2021 5.00%, 07/01/2025	2,000	2,002,791

22 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$1,085	$1,104,710
Series 2018-A 5.00%, 06/15/2030	2,380	2,415,486
New Jersey Transportation Trust Fund Authority (Prerefunded – US Treasuries) Series 2019 5.00%, 06/15/2030	255	273,570
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2021-A 5.00%, 06/15/2025	1,950	1,951,190
New Jersey Turnpike Authority (New Jersey Turnpike Authority)
Series 2025-B 5.00%, 01/01/2031(c)	5,000	5,473,675
Newark Board of Education (Newark Board of Education) BAM Series 2021 5.00%, 07/15/2029	1,210	1,297,979
South Jersey Transportation Authority (South Jersey Transportation Authority) AGM Series 2019-A 5.00%, 11/01/2030	1,675	1,787,382
State of New Jersey (Prerefunded – US Treasuries) Series 2014 5.00%, 06/01/2031	3,500	3,500,000
State of New Jersey (State of New Jersey) Series 2020 5.00%, 06/01/2025	2,000	2,000,000
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2029	2,645	2,720,321

		52,362,939

New York – 7.2%
City of New York NY (City of New York NY) Series 2020-A 5.00%, 08/01/2025	1,500	1,505,007
Empire State Development Corp. (Prerefunded – US Treasuries) Series 2015-A 5.00%, 03/15/2026	1,000	1,005,863

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 5.00%, 11/15/2025	$2,050	$2,065,230
5.00%, 11/15/2028	2,010	2,125,854
Series 2017-C 5.00%, 11/15/2025	630	634,681
5.00%, 11/15/2029	1,840	1,912,871
Series 2025 5.00%, 11/15/2032	1,500	1,652,821
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2018-E 5.00%, 06/15/2032	1,410	1,418,455
New York City Municipal Water Finance Authority (Prerefunded – Others) Series 2015 5.00%, 06/15/2039	205	205,141
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 11/01/2034	2,000	2,234,685
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-F 4.00%, 02/01/2034	2,000	2,001,309
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2028	1,000	1,033,243
5.00%, 08/01/2033	1,500	1,521,654
Series 2020 5.00%, 09/01/2027	1,400	1,434,694
Series 2024 5.00%, 11/01/2026	900	918,300
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018 5.00%, 10/01/2031	1,775	1,808,619
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2019 5.00%, 05/01/2048	1,000	1,005,138
Series 2025 5.00%, 05/01/2030	1,000	1,079,661

24 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2033	$1,000	$1,000,272
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2029	750	787,294
New York State Energy Research & Development Authority (Rochester Gas & Electric) Series 2018 3.00%, 08/01/2032	1,000	999,121
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	1,500	1,490,714
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,000	1,049,184
Series 2022 5.00%, 12/01/2030	2,040	2,150,966
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.00%, 12/01/2032	900	1,009,603
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2016 5.00%, 10/01/2025	1,000	1,004,610
Series 2018-2 5.00%, 09/15/2029	1,530	1,578,990
5.00%, 09/15/2030	2,500	2,575,449
5.00%, 09/15/2031	1,075	1,105,964
Series 2021-2 3.00%, 10/01/2028	3,950	3,855,379
5.00%, 07/15/2027	2,445	2,526,138
Series 2024-2 5.00%, 09/01/2032	1,235	1,325,882
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,500	1,551,422
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2033	1,205	1,239,284

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-A 5.00%, 03/01/2028	$3,500	$3,684,435
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2015 5.00%, 08/01/2025	1,000	1,002,138
Westchester County Local Development Corp. (Sarah Lawrence College) Series 2016-A 5.00%, 06/01/2025	1,080	1,080,000

		56,580,071

North Carolina – 1.7%
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	3,000	3,004,708
County of New Hanover NC (County of New Hanover NC) Series 2018 5.00%, 09/01/2026	1,010	1,037,357
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	2,000	2,000,647
North Carolina Department of Transportation (I-77 Mobility Partners) Series 2015 5.00%, 12/31/2037	1,405	1,405,452
State of North Carolina (State of North Carolina Lease) Series 2014-B 5.00%, 06/01/2025	4,195	4,195,000
Series 2014-C 3.00%, 05/01/2028	1,000	994,932
State of North Carolina (State of North Carolina) Series 2013-B 5.00%, 06/01/2025	1,000	1,000,000

		13,638,096

North Dakota – 0.4%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2029	1,300	1,304,533

26 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mandan Public School District No. 1 (Mandan Public School District No. 1) Series 2021 5.00%, 08/01/2025	$1,945	$1,950,292

		3,254,825

Ohio – 2.7%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2020 5.00%, 02/15/2026	1,035	1,049,226
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2028	1,425	1,474,514
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2033	2,000	2,208,003
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2023 5.00%, 12/01/2053(b)	1,000	1,000,746
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,044,562
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	500	465,733
Series 2024 3.70%, 07/01/2028	4,000	3,964,643
3.75%, 01/01/2029	1,500	1,483,749
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2033(c)	1,085	1,137,791
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2033	650	700,935
Ohio Water Development Authority Water Pollution Control Loan Fund (Ohio Water Development Authority Water Pollution Control Loan Fund) Series 2016 5.00%, 06/01/2025	4,915	4,915,000

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	$800	$815,934
State of Ohio (University Hospitals Health System Obligated Group) Series 2016 5.00%, 01/15/2030	1,090	1,095,718

		21,356,554

Oklahoma – 0.3%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,031,346
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,000	1,093,331

		2,124,677

Oregon – 0.5%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	1,000	1,039,963
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2030	1,015	1,077,395
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	1,000	1,017,432
5.00%, 07/01/2031	1,100	1,117,261

		4,252,051

Pennsylvania – 2.9%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.67% (MUNIPSA + 0.70%), 11/15/2047(a)	1,000	990,792
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	500	522,612
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2020-C 5.00%, 07/01/2030	1,220	1,294,996

28 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021 5.00%, 07/01/2025	$945	$945,923
County of Allegheny PA (County of Allegheny PA) Series 2016-C 5.00%, 11/01/2025	4,400	4,434,692
General Authority of Southcentral Pennsylvania (UPMC Pinnacle Hanover) Series 2015 5.00%, 12/01/2027	1,275	1,282,006
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,980	1,999,310
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2030	1,000	1,046,450
5.00%, 09/01/2031	1,500	1,563,417
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.00%, 12/31/2032	2,000	2,127,137
Pennsylvania Economic Development Financing Authority (Philadelphia Water Dept.) Series 2020 4.00%, 01/01/2026	1,220	1,221,821
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 2.82% (MUNIPSA + 0.85%), 07/15/2041(a)	1,000	997,929
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2015 5.00%, 08/01/2025	1,900	1,905,138
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2017-A 5.00%, 09/01/2025	1,045	1,049,621
State Public School Building Authority (School District of Philadelphia/The) AGM Series 2016 5.00%, 06/01/2025	1,000	1,000,000

		22,381,844

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2027	$1,108	$1,137,078
5.625%, 07/01/2029	675	707,238
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	1,000	1,024,451
Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,922,481
3.75%, 07/01/2027(b)	2,000	1,867,948

		6,659,196

South Carolina – 1.5%
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030	1,000	1,000,873
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities for Pickens School District Lease) Series 2015 5.00%, 12/01/2029	1,500	1,501,375
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.00%, 11/01/2031	3,185	3,478,124
South Carolina Public Service Authority (Prerefunded – US Treasuries) Series 2015-A 5.00%, 12/01/2031	2,000	2,000,000
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	1,500	1,506,137
Series 2025-B 5.00%, 12/01/2031	1,775	1,945,085

		11,431,594

Tennessee – 1.3%
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2034	1,355	1,413,981

30 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	$2,000	$2,067,776
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,049,416
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AGM Series 2023-A 5.00%, 07/01/2034	1,455	1,607,209
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2030	1,005	1,062,006
State of Tennessee (State of Tennessee) Series 2016-B 5.00%, 08/01/2025	1,015	1,018,289
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,047,726

		10,266,403

Texas – 4.2%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2028	1,065	1,075,892
Series 2020-E 5.00%, 01/01/2031	1,420	1,520,867
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2020 5.00%, 07/15/2027	1,500	1,504,986
Series 2024-B 5.25%, 07/15/2034	1,500	1,535,925
City of San Antonio TX Airport System (City of San Antonio TX Airport System) Series 2019-A 5.00%, 07/01/2029	550	577,888
Crowley Independent School District (Prerefunded – US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	1,855	1,857,777

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 08/01/2038	$2,000	$2,002,994
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2024 5.00%, 07/01/2054	3,600	3,817,462
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,000	1,008,002
North Texas Tollway Authority (North Texas Tollway System) Series 2016-A 5.00%, 01/01/2028	1,000	1,010,716
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,023,165
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.926% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(a)	2,000	2,006,887
Series 2012-C 3.70% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	2,390	2,390,991
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2032	2,000	2,100,285
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	4,000	4,226,326
Series 2023-B 5.50%, 01/01/2054	1,500	1,639,601
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,060,540
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2026	1,000	1,029,458
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2018 5.00%, 08/01/2025	1,000	1,002,974

		32,392,736

32 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utah – 1.1%
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	$1,000	$924,459
Utah Board of Higher Education (University of Utah/The) NATL Series 1998 5.50%, 04/01/2029	1,440	1,512,870
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2017-A 5.00%, 10/15/2029	1,000	1,025,605
Series 2022 5.00%, 10/15/2032	1,135	1,195,860
Series 2024 5.00%, 10/15/2026	440	447,585
Utah Transit Authority (Prerefunded – US Treasuries) Series 2015-A 4.00%, 06/15/2033	1,000	1,000,322
5.00%, 06/15/2038	1,500	1,501,016
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	981,896

		8,589,613

Virginia – 0.6%
County of Fairfax VA (County of Fairfax VA) Series 2021-A 4.00%, 10/01/2025	1,245	1,249,290
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2025	1,800	1,801,157
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(b)	1,000	939,591
Virginia Port Authority Commonwealth Port Fund (Prerefunded – US Treasuries) Series 2015 5.00%, 07/01/2030	1,000	1,001,392

		4,991,430

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington – 1.8%
Energy Northwest (Prerefunded – Others) Series 2015-A 5.00%, 07/01/2028	$2,010	$2,012,881
Energy Northwest (Prerefunded – US Treasuries) Series 2024-B 5.00%, 07/01/2025	1,000	1,001,433
Pierce County School District No. 10 Tacoma (Prerefunded – US Govt Agencies) Series 2015 5.00%, 12/01/2033	2,190	2,211,962
Port of Seattle WA (Port of Seattle WA) Series 2017-C 5.00%, 05/01/2028	1,260	1,292,924
Series 2018-A 5.00%, 05/01/2030	2,185	2,234,772
5.00%, 05/01/2036	1,010	1,018,871
Series 2018-B 5.00%, 05/01/2027	1,000	1,029,087
Snohomish County School District No. 13 Monroe (Prerefunded – US Treasuries) Series 2015 5.00%, 12/01/2032	1,000	1,000,000
State of Washington (State of Washington) Series 2023-R 5.00%, 08/01/2025	1,000	1,003,207
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2034(b)	1,225	1,217,359

		14,022,496

West Virginia – 1.3%
State of West Virginia (State of West Virginia) Series 2019 5.00%, 06/01/2025	2,810	2,810,000
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	235	213,956
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	3,000	2,980,323

34 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Provident Group – Marshall Properties) AGM Series 2023 5.00%, 07/01/2030	$2,665	$2,847,829
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016A 5.00%, 06/01/2025	1,360	1,360,000

		10,212,108

Wisconsin – 2.0%
City of Milwaukee WI (City of Milwaukee WI) Series 2020-N 5.00%, 04/01/2027	1,000	1,033,946
AGM Series 2023 5.00%, 04/01/2031	1,025	1,112,603
AGM Series 2023-N 5.00%, 04/01/2028	1,690	1,773,338
City of Milwaukee WI Sewerage System Revenue (City of Milwaukee WI Sewerage System Revenue) Series 2016-S 4.00%, 06/01/2028	350	352,565
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(b)	2,500	2,535,252
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	887,902
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(b)	1,000	1,009,357
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2023-A 5.00%, 10/01/2027	1,305	1,359,068
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	1,500	1,103,316
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 5.00%, 06/01/2029	755	795,888

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	$1,946	$1,945,797
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	1,000	990,729
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	982,970

		15,882,731

Total Long-Term Municipal Bonds (cost $714,891,911)		713,682,476

Short-Term Municipal Notes – 6.5%
California – 0.5%
County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025	3,180	3,184,127
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.42%, 10/01/2047(b)(e)	1,000	1,000,000

		4,184,127

Colorado – 0.7%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2025	1,500	1,516,336
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 3.00%, 02/01/2038(e)	350	350,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 3.00%, 07/01/2041(e)	1,400	1,400,000

36 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	$2,000	$2,002,672

		5,269,008

District of Columbia – 0.2%
District of Columbia (District of Columbia) Series 2024-C 5.00%, 06/01/2025	1,200	1,200,000

Florida – 0.8%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.00%, 11/01/2038(e)	6,350	6,350,000

Idaho – 0.7%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.90%, 03/01/2048(e)	1,000	1,000,000
Series 2025 3.00%, 03/01/2060(e)	3,100	3,100,000
Idaho State Building Authority (State of Idaho Sales Tax Revenue) Series 2025 5.00%, 06/01/2025	1,600	1,600,000

		5,700,000

Massachusetts – 0.1%
Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2026	1,120	1,129,454

Michigan – 0.5%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.00%, 06/01/2034(e)	1,700	1,700,000
Michigan Finance Authority (Michigan Finance Authority) Series 2024-A 5.00%, 07/21/2025	2,000	2,004,901

		3,704,901

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Missouri – 0.1%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 3.00%, 10/01/2035(e)	$945	$945,000

New Jersey – 0.5%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	1,000	1,007,751
City of Jersey City NJ (City of Jersey City NJ) Series 2024-D 4.50%, 10/22/2025	2,500	2,511,586

		3,519,337

New York – 0.8%
City of New York NY (City of New York NY) Series 2024-A 5.00%, 08/01/2025	2,000	2,006,676
City of Rochester NY (City of Rochester NY) Series 2024-I 5.00%, 07/31/2025	2,000	2,005,936
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 2.95% (MUNIPSA + 0.98%), 05/01/2026(a)	2,400	2,400,000

		6,412,612

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AGM Series 2017-E 3.00%, 01/15/2044(e)	1,075	1,075,000

Ohio – 0.0%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.05%, 11/15/2045(e)	350	350,000

Other – 0.3%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.42%, 03/01/2029(e)	1,000	1,000,000

38 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.42%, 03/01/2029(e)	$1,000	$1,000,000

		2,000,000

Pennsylvania – 0.1%
Lancaster County Hospital Authority/PA (Prerefunded – US Treasuries) Series 2008-D 3.00%, 07/01/2034(e)	500	500,000

South Carolina – 0.8%
Clover School District No. 2 (Clover School District No. 2) Series 2024 5.00%, 10/01/2025	4,000	4,024,411
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	2,000	2,006,745

		6,031,156

Washington – 0.3%
State of Washington (State of Washington) Series 2024-R 5.00%, 07/01/2025	2,000	2,003,109

Total Short-Term Municipal Notes (cost $50,378,269)		50,373,704

Total Municipal Obligations (cost $765,270,180)		764,056,180

ASSET-BACKED SECURITIES – 0.4%
Autos - Fixed Rate – 0.3%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)	135	135,531
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	372	377,179
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)	2,185	2,188,920
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)	55	55,041

		2,756,671

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 0.1%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	$187	$188,079
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)	214	214,656
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(b)	4	4,024
Series 2024-1, Class A 6.66%, 07/15/2031(b)	38	38,025
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(b)	14	13,835

		458,619

Total Asset-Backed Securities (cost $3,203,906)		3,215,290

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 6.421% (CME Term SOFR + 2.10%), 03/25/2043(a)(b)	621	630,089
Series 2023-DNA2, Class M1A 6.421% (CME Term SOFR + 2.10%), 04/25/2043(a)(b)	324	330,339
Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 5.471% (CME Term SOFR + 1.15%), 03/25/2044(a)(b)	909	909,853

Total Collateralized Mortgage Obligations (cost $1,854,952)		1,870,281

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
Altria Group, Inc. 3.40%, 05/06/2030	215	201,771
BAT Capital Corp. 4.906%, 04/02/2030	230	231,060
Philip Morris International, Inc. 5.625%, 11/17/2029	250	260,830

		693,661

40 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Technology – 0.0%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	$370	$358,778

		1,052,439

Financial Institutions – 0.1%
Banking – 0.0%
Citigroup, Inc. Series AA 7.625%, 11/15/2028(f)	184	192,516
Wells Fargo & Co. 7.625%, 09/15/2028(f)	27	28,801

		221,317

Finance – 0.1%
Aviation Capital Group LLC 1.95%, 01/30/2026(b)	290	284,162

		505,479

Total Corporates - Investment Grade (cost $1,518,803)		1,557,918

	Shares
SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(g)(h)(i) (cost $8,278,481)	8,278,481	8,278,481

Total Investments – 99.8% (cost $780,126,322)		778,978,150
Other assets less liabilities – 0.2%		1,576,305

Net Assets – 100.0%		$780,554,455

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.51%	USD	730	$(52,518)	$(31,823)	$(20,695)

*	Termination date

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 41

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	6,580	10/15/2028	CPI #	2.565%		Maturity	$(28,262)	$	– 0	–	$(28,262)
USD	6,000	10/15/2029	2.485%	CPI	#	Maturity	37,016		– 0	–	37,016
USD	6,000	10/15/2029	2.569%	CPI	#	Maturity	13,278		– 0	–	13,278
USD	4,503	10/15/2029	2.516%	CPI	#	Maturity	21,197		– 0	–	21,197
USD	4,499	10/15/2029	2.451%	CPI	#	Maturity	34,908		– 0	–	34,908
USD	4,498	10/15/2029	2.499%	CPI	#	Maturity	24,781		– 0	–	24,781
USD	6,920	10/15/2030	CPI #	2.531%		Maturity	(16,509)		– 0	–	(16,509)

							$86,409	$	– 0	–	$86,409

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	15,700	05/15/2026	1 Day SOFR	4.202%	Annual	$20,270	$104		$20,166
USD	2,336	10/15/2029	1 Day SOFR	3.814%	Annual	10,823	– 0	–	10,823
USD	2,500	10/15/2030	1 Day SOFR	4.082%	Annual	50,095	– 0	–	50,095
USD	5,700	02/15/2035	3.948%	1 Day SOFR	Annual	(37,926)	72		(37,998)

						$43,262	$176		$43,086

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $53,533,233 or 6.9% of net assets.

(c)	When-Issued or delayed delivery security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.26% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.741%, 11/01/2046	06/24/2024	$2,000,000	$1,996,604	0.26%

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	The rate shown represents the 7-day yield as of period end.

42 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.

As of May 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 43

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $771,847,841)	$770,699,669
Affiliated issuers (cost $8,278,481)	8,278,481
Cash	50
Cash collateral due from broker	503,566
Interest receivable	11,394,007
Receivable for investment securities sold	610,277
Affiliated dividends receivable	68,729
Receivable for variation margin on centrally cleared swaps	16,663
Receivable due from Adviser	3,530

Total assets	791,574,972

Liabilities
Payable for investment securities purchased	10,841,361
Advisory fee payable	179,156

Total liabilities	11,020,517

Net Assets	$780,554,455

Composition of Net Assets
Capital stock, at par	$3,120
Additional paid-in capital	780,278,169
Distributable earnings	273,166

Net Assets	$780,554,455

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 31,202,000 shares outstanding)	$25.02

See notes to financial statements.

44 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$12,490,582
Dividends—Affiliated issuers	195,634	$12,686,216

Expenses
Advisory fee (see Note B)	931,172

Total expenses before bank overdraft expense	931,172
Interest expense	3,221

Total expenses	934,393
Less: expenses waived and reimbursed by the Adviser (see Note B)	(9,534)

Net expenses		924,859

Net investment income		11,761,357

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		51,548
Swaps		(100,419)
Net change in unrealized appreciation (depreciation) of:
Investments		(5,239,571)
Swaps		49,587

Net loss on investment transactions		(5,238,855)

Net Increase in Net Assets from Operations		$6,522,502

See notes to financial statements.

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 45

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,761,357	$17,324,315
Net realized loss on investment transactions	(48,871)	(1,106,189)
Net change in unrealized appreciation (depreciation) of investments	(5,189,984)	3,299,623

Net increase in net assets from operations	6,522,502	19,517,749
Distribution to Shareholders	(11,646,996)	(15,573,808)
Transactions in Shares of the Fund
Net increase	135,012,709	356,373,925
Other capital	72,604	154,521

Total increase	129,960,819	360,472,387
Net Assets
Beginning of period	650,593,636	290,121,249

End of period	$780,554,455	$650,593,636

See notes to financial statements.

46 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Short Duration Municipal ETF (the “Fund”), a diversified portfolio. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price,

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 47

NOTES TO FINANCIAL STATEMENTS (continued)

the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable

48 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 49

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$713,682,476		$	– 0	–	$713,682,476
Short-Term Municipal Notes		– 0	–	50,373,704			– 0	–	50,373,704
Asset-Backed Securities		– 0	–	3,215,290			– 0	–	3,215,290
Collateralized Mortgage Obligations		– 0	–	1,870,281			– 0	–	1,870,281
Corporates – Investment Grade		– 0	–	1,557,918			– 0	–	1,557,918
Investment Companies		8,278,481		– 0	–		– 0	–	8,278,481

Total Investments in Securities		8,278,481		770,699,669			– 0	–	778,978,150
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	131,180			– 0	–	131,180	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	81,188			– 0	–	81,188	(b)
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(52,518)			– 0	–	(52,518	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(44,771)			– 0	–	(44,771	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(37,926)			– 0	–	(37,926	)(b)

Total		$8,278,481		$770,776,822		$	– 0	–	$779,055,303

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

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NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and open prior two tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on

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NOTES TO FINANCIAL STATEMENTS (continued)

their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .27% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, certain legal and transfer agency costs. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $9,534.

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A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$138	$181,408	$173,268	$8,278	$196

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$170,240,302		$85,091,665
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$35,369,686		$	– 0	–
U.S. government securities	– 0	–		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$2,267,278
Gross unrealized depreciation	(3,306,650)

Net unrealized depreciation	$(1,039,372)

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

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Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or

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NOTES TO FINANCIAL STATEMENTS (continued)

“notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2025, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended May 31, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the

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NOTES TO FINANCIAL STATEMENTS (continued)

payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2025, the Fund held credit default swaps for hedging purposes.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$20,695	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$212,264	*	Payable for variation margin on centrally cleared swaps	82,769	*

Total		$212,264			$103,464

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(105,735)	$70,282

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	5,316	(20,695)

Total		$(100,419)	$49,587

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Centrally Cleared Inflation Swaps:
Average notional amount	$36,428,571

Centrally Cleared Interest Rate Swaps:
Average notional amount	$36,695,143

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$730,000	(a)

(a)	Positions were open for one month during the period.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only

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NOTES TO FINANCIAL STATEMENTS (continued)

in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Shares sold	7,350,000	16,900,000	$183,678,659	$423,947,895

Shares redeemed	(1,950,000)	(2,700,000)	(48,665,950)	(67,573,970)

Net increase	5,400,000	14,200,000	$135,012,709	$356,373,925

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value

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NOTES TO FINANCIAL STATEMENTS (continued)

may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index,

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NOTES TO FINANCIAL STATEMENTS (continued)

which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

When-Issued and Forward Commitment Risks—These securities are purchased before the securities are actually issued or delivered. These securities are subject to the risk that, when delivered, they will be worth less than the agreed-upon purchase price.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

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Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of

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NOTES TO FINANCIAL STATEMENTS (continued)

distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,688,107	$750,870

Total taxable distributions	$1,688,107	$750,870
Tax-exempt distributions	13,885,701	4,106,528

Total distributions paid	$15,573,808	$4,857,398

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$2,064,840
Accumulated capital and other losses	(943,843	)(a)
Unrealized appreciation (depreciation)	4,276,663	(b)

Total accumulated earnings (deficit)	$5,397,660

(a)	As of November 30, 2024, the Fund had a net capital loss carryforward of $943,843.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of swaps.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $943,843, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

64 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,		September 14, 2022(a) to November 30, 2022
		2024	2023

Net asset value, beginning of period	$ 25.21	$ 25.01	$ 24.97	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.43	.87	.86	.16

Net realized and unrealized gain (loss) on investment transactions	(.19)	.14	(.03)	(.10)

Net increase in net asset value from operations	.24	1.01	.83	.06

Less: Dividends

Dividends from net investment income	(.43)	(.81)	(.79)	(.09)

Net asset value, end of period	$ 25.02	$ 25.21	$ 25.01	$ 24.97

Total Return(d)

Total investment return based on net asset value	.93%	4.14%	3.41%	.22%

Ratios/Supplemental Data.

Net assets, end of period (000’s omitted)	$780,554	$650,594	$290,121	$47,492

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.27%^	.27%	.27%	.27%^

Expenses, before waivers/reimbursements(e)	.27%^	.27%	.27%	.27%^

Net investment income(c)	3.41%^	3.49%	3.46%	2.99%^

Portfolio turnover rate(f)	14%	29%	25%	11%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30,		September 14, 2022(a) to November 30, 2022
			2024	2023

Net of waivers/reimbursements	.27	%^	.27%	.27%	.27	%^
Before waivers/reimbursements	.27	%^	.27%	.27%	.27	%^

(f)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 65

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Short Duration Municipal ETF (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

66 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2022 and calendar year 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 67

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed,

68 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others, and in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was equal to the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 69

NOTES

70 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

NOTES

ABFunds.com	AB Tax-Aware Short Duration Municipal ETF 71

NOTES

72 AB Tax-Aware Short Duration Municipal ETF	ABFunds.com

AB TAX-AWARE SHORT DURATION MUNICIPAL ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-TASDM-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB US HIGH DIVIDEND ETF

(NYSE: HIDV)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 26.1%
Communications Equipment – 1.3%
Cisco Systems, Inc.	12,509	$788,567

Electronic Equipment, Instruments & Components – 0.3%
Avnet, Inc.	3,692	184,637

IT Services – 1.7%
Amdocs Ltd.	1,901	174,436
Cognizant Technology Solutions Corp. – Class A	6,628	536,802
International Business Machines Corp.	1,128	292,219

		1,003,457

Semiconductors & Semiconductor Equipment – 8.0%
Broadcom, Inc.	3,284	794,958
NVIDIA Corp.	25,341	3,424,329
Skyworks Solutions, Inc.	7,255	500,813

		4,720,100

Software – 8.2%
Dolby Laboratories, Inc. – Class A	3,653	271,272
Microsoft Corp.	10,007	4,606,822

		4,878,094

Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	19,348	3,886,046

		15,460,901

Financials – 19.5%
Banks – 6.6%
Citigroup, Inc.	8,859	667,260
Citizens Financial Group, Inc.	9,730	392,606
Columbia Banking System, Inc.	12,881	301,158
First Hawaiian, Inc.	12,649	302,058
JPMorgan Chase & Co.	1,505	397,320
PNC Financial Services Group, Inc. (The)	3,282	570,444
Regions Financial Corp.	17,667	378,781
TFS Financial Corp.	21,435	283,156
Truist Financial Corp.	1,766	69,757
US Bancorp	13,032	568,065

		3,930,605

Capital Markets – 3.9%
Goldman Sachs Group, Inc. (The)	1,204	722,942
Invesco Ltd.	32,922	476,052
Janus Henderson Group PLC	8,867	322,138
Morgan Stanley	5,391	690,210
Northern Trust Corp.	637	67,993
T. Rowe Price Group, Inc.	427	39,963

		2,319,298

ABFunds.com	AB US High Dividend ETF 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 1.1%
Ally Financial, Inc.	8,666	$303,310
OneMain Holdings, Inc.	6,007	311,403

		614,713

Financial Services – 4.3%
Berkshire Hathaway, Inc. – Class B(a)	1,345	677,826
Mastercard, Inc. – Class A	1,793	1,049,981
UWM Holdings Corp.	59,256	254,801
Visa, Inc. – Class A	744	271,701
Western Union Co. (The)	28,321	262,819

		2,517,128

Insurance – 1.7%
Lincoln National Corp.	6,853	227,108
Old Republic International Corp.	7,508	283,802
Prudential Financial, Inc.	4,868	505,737

		1,016,647

Mortgage Real Estate Investment Trusts (REITs) – 1.9%
AGNC Investment Corp.	31,786	284,167
Annaly Capital Management, Inc.	14,361	272,141
Rithm Capital Corp.	25,186	280,824
Starwood Property Trust, Inc.	15,194	300,081

		1,137,213

		11,535,604

Communication Services – 8.6%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	24,666	685,715
Verizon Communications, Inc.	15,072	662,565

		1,348,280

Entertainment – 0.8%
Netflix, Inc.(a)	412	497,379

Interactive Media & Services – 4.9%
Alphabet, Inc. – Class A	7,013	1,204,413
Alphabet, Inc. – Class C	2,938	507,833
Meta Platforms, Inc. – Class A	1,842	1,192,676

		2,904,922

Media – 0.6%
Nexstar Media Group, Inc.	1,881	320,560

		5,071,141

Consumer Discretionary – 8.5%
Automobiles – 1.1%
Tesla, Inc.(a)	1,878	650,652

Broadline Retail – 3.1%
Amazon.com, Inc.(a)	9,033	1,851,856

2 AB US High Dividend ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 2.1%
Travel & Leisure Co.	6,431	$312,353
Vail Resorts, Inc.	2,017	323,063
Wendy’s Co. (The)	17,902	204,083
Yum! Brands, Inc.	2,954	425,199

		1,264,698

Household Durables – 0.3%
Whirlpool Corp.	2,220	173,360

Specialty Retail – 1.5%
Home Depot, Inc. (The)	2,432	895,681

Textiles, Apparel & Luxury Goods – 0.4%
Carter’s, Inc.	6,719	210,775

		5,047,022

Health Care – 8.0%
Biotechnology – 2.4%
AbbVie, Inc.	3,266	607,835
Amgen, Inc.	1,413	407,199
Gilead Sciences, Inc.	3,576	393,646

		1,408,680

Health Care Equipment & Supplies – 0.7%
Medtronic PLC	5,377	446,184

Health Care Providers & Services – 0.6%
Premier, Inc. – Class A	16,492	378,986

Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	1,514	73,096
Eli Lilly & Co.	422	311,297
Johnson & Johnson	4,608	715,208
Merck & Co., Inc.	8,267	635,236
Organon & Co.	21,511	198,331
Pfizer, Inc.	25,031	587,978

		2,521,146

		4,754,996

Real Estate – 5.9%
Diversified REITs – 0.5%
WP Carey, Inc.	4,578	287,315

Health Care REITs – 1.6%
Alexandria Real Estate Equities, Inc.	6,384	448,093
Healthcare Realty Trust, Inc.	17,529	254,170
Omega Healthcare Investors, Inc.	7,197	266,289

		968,552

Hotel & Resort REITs – 0.4%
Park Hotels & Resorts, Inc.	21,870	226,573

ABFunds.com	AB US High Dividend ETF 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Office REITs – 0.4%
Highwoods Properties, Inc.	8,031	$238,521

Retail REITs – 0.9%
Simon Property Group, Inc.	3,237	527,858

Specialized REITs – 2.1%
EPR Properties	5,740	319,661
Gaming & Leisure Properties, Inc.	4,041	188,715
Rayonier, Inc.	11,503	272,621
VICI Properties, Inc.	15,341	486,463

		1,267,460

		3,516,279

Utilities – 5.9%
Electric Utilities – 3.0%
American Electric Power Co., Inc.	4,777	494,372
Edison International	8,949	498,012
Evergy, Inc.	6,727	446,740
OGE Energy Corp.	6,230	277,048
Pinnacle West Capital Corp.	559	50,997

		1,767,169

Gas Utilities – 1.0%
National Fuel Gas Co.	3,582	295,658
UGI Corp.	8,595	309,936

		605,594

Independent Power and Renewable Electricity Producers – 1.1%
AES Corp. (The)	32,116	324,051
Clearway Energy, Inc. – Class A	10,244	295,539

		619,590

Multi-Utilities – 0.8%
NiSource, Inc.	12,089	477,999

		3,470,352

Industrials – 5.1%
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. – Class B	5,589	545,151

Building Products – 0.5%
Armstrong World Industries, Inc.	2,009	312,661

Commercial Services & Supplies – 0.3%
Cintas Corp.	757	171,460

Machinery – 1.3%
Snap-on, Inc.	1,515	485,936
Stanley Black & Decker, Inc.	4,157	271,993

		757,929

4 AB US High Dividend ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 1.6%
Broadridge Financial Solutions, Inc.	2,022	$491,002
ManpowerGroup, Inc.	4,172	175,015
Robert Half, Inc.	6,373	291,820

		957,837

Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co., Inc. – Class A	3,555	288,666

		3,033,704

Consumer Staples – 4.4%
Beverages – 0.9%
Coca-Cola Co. (The)	7,190	518,399

Consumer Staples Distribution & Retail – 0.2%
Costco Wholesale Corp.	73	75,933
Walmart, Inc.	489	48,274

		124,207

Food Products – 1.0%
Ingredion, Inc.	2,047	284,779
Smithfield Foods, Inc.	12,653	295,827

		580,606

Tobacco – 2.3%
Altria Group, Inc.	9,404	569,976
Philip Morris International, Inc.	4,461	805,612

		1,375,588

		2,598,800

Energy – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
Antero Midstream Corp.	17,019	319,617
Chevron Corp.	5,291	723,280
Exxon Mobil Corp.	1,047	107,108
HF Sinclair Corp.	9,400	339,622
Kinder Morgan, Inc.	19,482	546,275
Williams Cos., Inc. (The)	7,168	433,736

		2,469,638

Materials – 3.4%
Chemicals – 1.8%
Dow, Inc.	15,204	421,759
Huntsman Corp.	16,969	189,034
LyondellBasell Industries NV – Class A	8,020	453,050

		1,063,843

Containers & Packaging – 1.6%
Amcor PLC	50,273	457,987
Packaging Corp. of America	934	180,421

ABFunds.com	AB US High Dividend ETF 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sonoco Products Co.	7,061	$321,558

		959,966

		2,023,809

Total Common Stocks (cost $55,328,287)		58,982,246

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $125,981)	125,981	125,981

Total Investments – 99.8% (cost $55,454,268)		59,108,227
Other assets less liabilities – 0.2%		123,667

Net Assets – 100.0%		$59,231,894

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB US High Dividend ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $55,328,287)	$58,982,246
Affiliated issuers (cost $125,981)	125,981
Unaffiliated dividends receivable	141,162
Affiliated dividends receivable	311
Receivable due from Adviser	16

Total assets	59,249,716

Liabilities
Advisory fee payable	17,822

Total liabilities	17,822

Net Assets	$59,231,894

Composition of Net Assets
Capital stock, at par	$84
Additional paid-in capital	56,618,560
Distributable earnings	2,613,250

Net Assets	$59,231,894

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 840,020 shares outstanding)	$70.51

See notes to financial statements.

ABFunds.com	AB US High Dividend ETF 7

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$574,998
Affiliated issuers	1,217	$576,215

Expenses
Advisory fee (see Note B)	73,647

Total expenses before bank overdraft expense	73,647
Bank overdraft expense	48

Total expenses	73,695

Less: expenses waived and reimbursed by the Adviser (see Note B)	(60)

Net expenses		73,635

Net investment income		502,580

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(2,103,846)
In-kind redemptions		1,006,092
Net change in unrealized appreciation (depreciation) of investments		530,631

Net loss on investment transactions		(567,123)

Net Decrease in Net Assets from Operations		$(64,543)

See notes to financial statements.

8 AB US High Dividend ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$502,580	$385,578
Net realized gain (loss) on investment transactions	(1,097,754)	1,400,025
Net change in unrealized appreciation (depreciation) of investments	530,631	2,582,443

Net increase (decrease) in net assets from operations	(64,543)	4,368,046
Distribution to Shareholders	(323,711)	(285,495)
Transactions in Shares of the Fund
Net increase	34,162,794	14,636,368

Total increase	33,774,540	18,718,919
Net Assets
Beginning of period	25,457,354	6,738,435

End of period	$59,231,894	$25,457,354

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB US High Dividend ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on March 22, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price,

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NOTES TO FINANCIAL STATEMENTS (continued)

the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable

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NOTES TO FINANCIAL STATEMENTS (continued)

or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$58,982,246		$	– 0	–	$	– 0	–	$58,982,246
Short-Term Investments	125,981			– 0	–		– 0	–	125,981

Total Investments in Securities	59,108,227			– 0	–		– 0	–	59,108,227
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$59,108,227		$	– 0	–	$	– 0	–	$59,108,227

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and prior years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment

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NOTES TO FINANCIAL STATEMENTS (continued)

companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Advisor a unitary advisory fee at an annual rate of .35% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly. Prior to May 9, 2025, the fund paid the Advisor a unitary advisory fee at annual rate of .45% of the Fund’s average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $60.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$57	$673	$604	$126	$1

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$31,195,347		$31,082,851
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with

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NOTES TO FINANCIAL STATEMENTS (continued)

each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$41,348,373		$7,255,788
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$4,809,483
Gross unrealized depreciation	(1,155,524)

Net unrealized appreciation	$3,653,959

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or

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NOTES TO FINANCIAL STATEMENTS (continued)

less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Shares sold	600,000	380,000	$41,439,992	$25,475,234

Shares redeemed	(100,000)	(160,000)	(7,277,198)	(10,838,866)

Net increase	500,000	220,000	$34,162,794	$14,636,368

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Dividend Paying Securities Risk—The Fund invests in securities that pay dividends. There can be no assurance that dividends will be declared or paid on securities held by the Fund in the future, or that dividends will remain at current levels or increase.

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NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Quantitative Models—The Adviser uses quantitative models to identify investment opportunities. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the Adviser recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the Adviser and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Adviser will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or

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NOTES TO FINANCIAL STATEMENTS (continued)

index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$285,495	$84,230

Total taxable distributions	$285,495	$84,230

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NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$141,901
Accumulated capital and other losses	(223,974	)(a)
Unrealized appreciation (depreciation)	3,083,577	(b)

Total accumulated earnings (deficit)	$3,001,504

(a)	As of November 30, 2024, the Fund had a net capital loss carryforward of $223,974.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $208,079 and a net long-term capital loss carryforward of $15,895, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	March 22, 2023(a) to November 30, 2023

Net asset value, beginning of period	$74.87	$56.14	$50.00

Income From Investment Operations

Net investment income(b)(c)	1.02	1.87	1.05

Net realized and unrealized gain (loss) on investment transactions	(4.51)	18.49	5.79

Net increase (decrease) in net asset value from operations	(3.49)	20.36	6.84

Less: Dividends

Dividends from net investment income	(.87)	(1.63)	(.70)

Net asset value, end of period	$70.51	$74.87	$56.14

Total Return

Total investment return based on net asset value(d)	(4.70)%	36.89%	13.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,232	$25,457	$6,738

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.43%^	.45%	.45	%^

Expenses, before waivers/reimbursements(e)	.43%^	.45%	.45	%^

Net investment income(c)	2.92%^	2.83%	2.82	%^

Portfolio turnover rate(f)	90%	175%	100%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025		Year Ended November 30,	March 22, 2023(a) to November 30,
	(unaudited)		2024	2023

Net of waivers/reimbursements	.43	%^	.45%	.45	%^

Before waivers/reimbursements	.43	%^	.45%	.45	%^

(f)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

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Information Regarding the Review and Approval of Amendment to the Fund’s Advisory Agreement

At a meeting of the Board of Directors of AB Active ETFs, Inc. (the “Company”) held in-person on May 6-8, 2025, the Adviser recommended an amendment to the Company’s then-current Advisory Agreement with the Adviser (the “Amended Advisory Agreement”) to effect a reduction in the advisory fee (a unitary fee) paid by AB US High Dividend ETF (the “Fund”). The amendment would reduce the Fund’s advisory fee (a unitary fee) from 0.45% to 0.35% effective May 9, 2025.

After their review of updated comparative fee and expense information, and discussion with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards, the disinterested directors (the “directors”) unanimously approved the Amended Advisory Agreement.

The directors last approved the continuance of the Fund’s then-current Advisory Agreement at a meeting held in-person on November 5-7, 2024 (the “November 2024 Meeting” or the “Meeting”) and a discussion regarding the basis for the Board’s approval is set forth below. In determining to approve the Amended Agreement the directors took into account their review at the November 2024 Meeting and noted that the proposed lowering of the advisory fee would benefit the Fund and its shareholders. The directors noted that the Adviser was reducing fees for business reasons, and had assured them that there would be no diminution in the nature or quality of services to the Fund.

Board’s Approval at the November 2024 Meeting

The disinterested directors unanimously approved the continuance of the Fund’s then-current Advisory Agreement at the November 2024 Meeting.

Prior to approval of the continuance of the then-current Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the then-current Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and

ABFunds.com	AB US High Dividend ETF 23

operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the then-current advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the then-current Advisory Agreement, including the then-current advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the then-current Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the then-current Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the then-current Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the

24 AB US High Dividend ETF	ABFunds.com

request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the then-current Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the then-current advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors noted that the then-current advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors

ABFunds.com	AB US High Dividend ETF 25

compared the Fund’s then-current contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s then-current fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s then-current fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the then-current advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the then-current unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s then-current advisory fee, the directors also considered the Fund’s then-current total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s then-current expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others, and in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s then-current expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s then-current expense ratio was acceptable.

26 AB US High Dividend ETF	ABFunds.com

Economies of Scale

The directors noted that the then-current advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB US High Dividend ETF 27

NOTES

28 AB US High Dividend ETF	ABFunds.com

AB US HIGH DIVIDEND ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-UHD-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB US LARGE CAP STRATEGIC

EQUITIES ETF

(NYSE: LRGC)

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Information Technology – 29.0%
Semiconductors & Semiconductor Equipment – 12.6%
Broadcom, Inc.	56,557	$13,690,753
KLA Corp.	4,306	3,259,125
NVIDIA Corp.	211,350	28,559,725
NXP Semiconductors NV	19,715	3,768,128
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	26,530	5,128,780

		54,406,511

Software – 12.5%
Adobe, Inc.(a)	7,807	3,240,608
HubSpot, Inc.(a)	4,601	2,714,130
Microsoft Corp.	78,720	36,239,539
Oracle Corp.	50,908	8,426,801
ServiceNow, Inc.(a)	3,094	3,128,313

		53,749,391

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	84,858	17,043,729

		125,199,631

Financials – 15.9%
Banks – 3.5%
Bank of America Corp.	139,839	6,171,095
Wells Fargo & Co.	121,225	9,065,206

		15,236,301

Capital Markets – 5.4%
Charles Schwab Corp. (The)	108,300	9,567,222
Goldman Sachs Group, Inc. (The)	14,861	8,923,287
S&P Global, Inc.	9,395	4,818,320

		23,308,829

Financial Services – 4.9%
Fiserv, Inc.(a)	26,615	4,332,656
Visa, Inc. – Class A	46,253	16,891,133

		21,223,789

Insurance – 2.1%
Progressive Corp. (The)	17,353	4,944,390
Willis Towers Watson PLC	12,222	3,868,874

		8,813,264

		68,582,183

Communication Services – 12.2%
Diversified Telecommunication Services – 1.0%
Comcast Corp. – Class A	124,237	4,294,873

ABFunds.com	AB US Large Cap Strategic Equities ETF 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Entertainment – 1.9%
Walt Disney Co. (The)	71,820	$8,118,533

Interactive Media & Services – 8.1%
Alphabet, Inc. – Class C	101,630	17,566,745
Meta Platforms, Inc. – Class A	27,053	17,516,547

		35,083,292

Wireless Telecommunication Services – 1.2%
T-Mobile US, Inc.	21,655	5,244,841

		52,741,539

Health Care – 10.0%
Biotechnology – 1.5%
Regeneron Pharmaceuticals, Inc.	3,417	1,675,287
Vertex Pharmaceuticals, Inc.(a)	11,074	4,895,261

		6,570,548

Health Care Equipment & Supplies – 1.0%
Medtronic PLC	51,175	4,246,502

Health Care Providers & Services – 2.3%
Labcorp Holdings, Inc.	13,866	3,452,218
UnitedHealth Group, Inc.	21,801	6,581,940

		10,034,158

Life Sciences Tools & Services – 2.6%
IQVIA Holdings, Inc.(a)	29,455	4,133,420
Thermo Fisher Scientific, Inc.	9,004	3,626,991
Waters Corp.(a)	9,906	3,459,572

		11,219,983

Pharmaceuticals – 2.6%
Eli Lilly & Co.	3,884	2,865,110
Merck & Co., Inc.	32,948	2,531,724
Roche Holding AG (Sponsored ADR)	86,985	3,505,496
Zoetis, Inc.	13,395	2,258,799

		11,161,129

		43,232,320

Industrials – 9.8%
Aerospace & Defense – 1.0%
RTX Corp.	32,713	4,464,670

Building Products – 0.8%
Otis Worldwide Corp.	36,284	3,459,679

Commercial Services & Supplies – 1.0%
Veralto Corp.	41,847	4,227,803

Electrical Equipment – 2.8%
Eaton Corp. PLC	20,282	6,494,296
GE Vernova, Inc.	11,711	5,539,069

		12,033,365

2 AB US Large Cap Strategic Equities ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ground Transportation – 1.1%
CSX Corp.	154,401	$4,877,528

Machinery – 1.7%
Deere & Co.	7,648	3,871,876
PACCAR, Inc.	9,382	880,501
Pentair PLC	26,005	2,579,176

		7,331,553

Professional Services – 0.6%
Booz Allen Hamilton Holding Corp.	23,006	2,444,388

Trading Companies & Distributors – 0.8%
United Rentals, Inc.	4,601	3,259,256

		42,098,242

Consumer Discretionary – 7.8%
Broadline Retail – 4.5%
Amazon.com, Inc.(a)	94,925	19,460,574

Hotels, Restaurants & Leisure – 0.9%
Hyatt Hotels Corp. – Class A	13,144	1,735,402
Starbucks Corp.	28,311	2,376,709

		4,112,111

Specialty Retail – 2.4%
AutoZone, Inc.(a)	1,170	4,367,657
Home Depot, Inc. (The)	15,811	5,823,033

		10,190,690

		33,763,375

Consumer Staples – 5.3%
Beverages – 1.3%
Coca-Cola Co. (The)	75,594	5,450,327

Consumer Staples Distribution & Retail – 3.1%
Costco Wholesale Corp.	3,066	3,189,192
Dollar Tree, Inc.(a)	16,728	1,509,869
Walmart, Inc.	87,947	8,682,128

		13,381,189

Household Products – 0.9%
Procter & Gamble Co. (The)	23,822	4,047,120

		22,878,636

Energy – 2.5%
Energy Equipment & Services – 1.2%
Baker Hughes Co.	136,552	5,059,251

Oil, Gas & Consumable Fuels – 1.3%
EOG Resources, Inc.	51,305	5,570,184

		10,629,435

ABFunds.com	AB US Large Cap Strategic Equities ETF 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 2.2%
Chemicals – 2.2%
Corteva, Inc.	57,014	$4,036,591
Linde PLC	9,813	4,588,362
LyondellBasell Industries NV – Class A	12,738	719,570

		9,344,523

Real Estate – 1.9%
Industrial REITs – 1.1%
Prologis, Inc.	42,944	4,663,718

Specialized REITs – 0.8%
Digital Realty Trust, Inc.	20,650	3,541,888

		8,205,606

Utilities – 1.6%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	35,924	3,717,775

Multi-Utilities – 0.8%
Ameren Corp.	34,294	3,322,403

		7,040,178

Total Common Stocks (cost $392,612,978)		423,715,668

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $7,389,782)	7,389,782	7,389,782

Total Investments – 99.9% (cost $400,002,760)		431,105,450
Other assets less liabilities – 0.1%		222,596

Net Assets – 100.0%		$431,328,046

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB US Large Cap Strategic Equities ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $392,612,978)	$423,715,668
Affiliated issuers (cost $7,389,782)	7,389,782
Cash	32
Unaffiliated dividends receivable	341,320
Affiliated dividends receivable	26,676
Receivable for investment securities sold	2,155
Receivable due from Adviser	1,351

Total assets	431,476,984

Liabilities
Advisory fee payable	148,938

Total liabilities	148,938

Net Assets	$431,328,046

Composition of Net Assets
Capital stock, at par	$642
Additional paid-in capital	400,958,292
Distributable earnings	30,369,112

Net Assets	$431,328,046

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 6,420,020 shares outstanding)	$67.18

See notes to financial statements.

ABFunds.com	AB US Large Cap Strategic Equities ETF 5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $24,700)	$2,049,951
Affiliated issuers	122,192
Interest	47	$2,172,190

Expenses
Advisory fee (see Note B)	753,587

Total expenses before bank overdraft expense	753,587
Bank overdraft expense	109

Total expenses	753,696
Less: expenses waived and reimbursed by the Adviser (see Note B)	(5,969)

Net expenses		747,727

Net investment income		1,424,463

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(4,079,020)
In-kind redemptions		2,343,346
Foreign currency transactions		(44)
Net change in unrealized appreciation (depreciation) of:
Investments		(4,399,171)
Foreign currency denominated assets and liabilities		(5)

Net loss on investment and foreign currency transactions		(6,134,894)

Net Decrease in Net Assets from Operations		$(4,710,431)

See notes to financial statements.

6 AB US Large Cap Strategic Equities ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,424,463	$966,355
Net realized gain (loss) on investment transactions	(1,735,718)	663,998
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(4,399,176)	33,947,179

Net increase (decrease) in net assets from operations	(4,710,431)	35,577,532
Distribution to Shareholders	(1,173,105)	(74,652)
Transactions in Shares of the Fund
Net increase	177,254,158	187,042,367

Total increase	171,370,622	222,545,247
Net Assets
Beginning of period	259,957,424	37,412,177

End of period	$431,328,046	$259,957,424

See notes to financial statements.

ABFunds.com	AB US Large Cap Strategic Equities ETF 7

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB US Large Cap Strategic Equities ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on September 20, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day

8 AB US Large Cap Strategic Equities ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants

ABFunds.com	AB US Large Cap Strategic Equities ETF 9

NOTES TO FINANCIAL STATEMENTS (continued)

would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$423,715,668		$	– 0	–	$	– 0	–	$423,715,668
Short-Term Investments	7,389,782			– 0	–		– 0	–	7,389,782

Total Investments in Securities	431,105,450			– 0	–		– 0	–	431,105,450
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$431,105,450		$	– 0	–	$	– 0	–	$431,105,450

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the

10 AB US Large Cap Strategic Equities ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and prior years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .39% of the Fund’s average daily net assets. Prior to May 9, 2025, the Fund paid the Adviser a unitary advisory fee at an annual rate of .48% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their

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NOTES TO FINANCIAL STATEMENTS (continued)

counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $5,969.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,578	$8,995	$6,183	$7,390	$122

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$41,417,064		$36,253,915
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$180,309,606		$10,845,211
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$46,091,175
Gross unrealized depreciation	(14,988,485)

Net unrealized appreciation	$31,102,690

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Shares sold	2,895,000	3,075,000	$190,950,349	$191,117,853

Shares redeemed	(210,000)	(60,000)	(13,696,191)	(4,075,486)

Net increase	2,685,000	3,015,000	$177,254,158	$187,042,367

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign Non-U.S. Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

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NOTES TO FINANCIAL STATEMENTS (continued)

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing as per prospectus.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$74,652	$	– 0	–

Total taxable distributions paid	$74,652	$	– 0	–

ABFunds.com	AB US Large Cap Strategic Equities ETF 17

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$941,686
Accumulated capital and other losses	(159,663	)(a)
Unrealized appreciation (depreciation)	35,470,625	(b)

Total accumulated earnings (deficit)	$36,252,648

(a)	As of November 30, 2024, the Fund had a net capital loss carryforward of $159,663.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $122,926 and a net long-term capital loss carryforward of $36,737, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	September 20, 2023(a) to November 30, 2023

Net asset value, beginning of period	$ 69.60	$ 51.96	$ 50.00

Income From Investment Operations

Net investment income(b)(c)	.29	.47	.12

Net realized and unrealized gain (loss) on investment transactions	(2.40)	17.26	1.84

Net increase (decrease) in net asset value from operations	(2.11)	17.73	1.96

Less: Dividends
Dividends from net investment income	(.31)	(.09)	– 0	–

Net asset value, end of period	$ 67.18	$ 69.60	$ 51.96

Total Return

Total investment return based on net asset value(d)	(3.04)%	34.20%	3.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$431,328	$259,957	$37,412

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.46%^	.48%	.48	%^

Expenses, before waivers/reimbursements(e)	.46%^	.48%	.48	%^

Net investment income(c)	.88%^	.76%	1.24	%^

Portfolio turnover rate(f)	11%	19%	4%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024	September 20, 2023(a) to November 30, 2023

Net of waivers/reimbursements	.46	%^	.48%	.48	%^

Before waivers/reimbursements	.46	%^	.48%	.48	%^

(f)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB US Large Cap Strategic Equities ETF 19

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

At a meeting of the Board of Directors of AB Active ETFs, Inc. (the “Company”) held in-person on May 6-8, 2025 (the “Meeting”), the Adviser recommended an amendment to the Company’s then-current Advisory Agreement with the Adviser (the “Amended Advisory Agreement”) to effect a fee reduction in respect of AB US Large Cap Strategic Equities ETF (the “Fund”). The amendment would reduce the Fund’s advisory fee from 0.48% to 0.39%, effective May 9, 2025.

At the recommendation of the Adviser, the disinterested directors (the “directors”) unanimously approved the Amended Advisory Agreement. At the Meeting, the directors also approved the continuance of the Amended Advisory Agreement for an additional annual term.

Prior to approval of the Amended Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Amended Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approvals in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Amended Advisory Agreement, including the

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proposed advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The directors noted that the proposed lowering of the advisory fee would benefit the Fund and its shareholders. The directors noted that the Adviser was reducing the advisory fee for business reasons, and had assured them that there would be no diminution in the nature or quality of services to the Fund. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Amended Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Amended Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Amended Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 and calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the then-current Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the

ABFunds.com	AB US Large Cap Strategic Equities ETF 21

Fund was not profitable to the Adviser in the periods reviewed and would not have been profitable if the reduced advisory fee approved at the Meeting had been in effect during those periods.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the 15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser under the Amended Advisory Agreement, and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may,

22 AB US Large Cap Strategic Equities ETF	ABFunds.com

in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s pro forma total expense ratio (pertaining to the Adviser’s proposed fee reduction) in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s pro forma expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s pro forma expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund in the Amended Advisory Agreement does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and

ABFunds.com	AB US Large Cap Strategic Equities ETF 23

received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

24 AB US Large Cap Strategic Equities ETF	ABFunds.com

AB US LARGE CAP STRATEGIC EQUITIES ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-ULCSE-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB US LOW VOLATILITY

EQUITY ETF

(NYSE: LOWV)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Information Technology – 31.3%
IT Services – 0.9%
Amdocs Ltd.	11,939	$1,095,523

Semiconductors & Semiconductor Equipment – 7.8%
Analog Devices, Inc.	5,810	1,243,224
Broadcom, Inc.	14,432	3,493,554
NVIDIA Corp.	22,740	3,072,856
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	6,866	1,327,335

		9,136,969

Software – 18.3%
Adobe, Inc.(a)	3,095	1,284,703
Gen Digital, Inc.	20,841	593,552
Intuit, Inc.	3,421	2,577,621
Microsoft Corp.	21,008	9,671,243
Nice Ltd. (Sponsored ADR)(a)	6,479	1,075,060
Oracle Corp.	10,172	1,683,771
Roper Technologies, Inc.	1,547	882,208
Salesforce, Inc.	5,651	1,499,606
ServiceNow, Inc.(a)	2,174	2,198,110

		21,465,874

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	25,286	5,078,693

		36,777,059

Financials – 16.8%
Banks – 3.3%
Bank of America Corp.	34,934	1,541,637
JPMorgan Chase & Co.	6,478	1,710,192
M&T Bank Corp.	3,259	595,224

		3,847,053

Capital Markets – 2.9%
Cboe Global Markets, Inc.	6,278	1,438,415
CME Group, Inc.	1,644	475,116
MSCI, Inc.	1,407	793,576
S&P Global, Inc.	1,439	738,006

		3,445,113

Financial Services – 6.0%
Corpay, Inc.(a)	3,571	1,160,968
Fiserv, Inc.(a)	10,153	1,652,807
Mastercard, Inc. – Class A	2,597	1,520,803
Visa, Inc. – Class A	7,598	2,774,713

		7,109,291

ABFunds.com	AB US Low Volatility Equity ETF 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 4.6%
American Financial Group, Inc./OH	4,063	$503,731
Everest Group Ltd.	1,551	538,492
Hanover Insurance Group, Inc. (The)	1,549	272,593
Marsh & McLennan Cos., Inc.	5,505	1,286,298
Reinsurance Group of America, Inc. – Class A	2,939	597,469
Travelers Cos., Inc. (The)	4,216	1,162,351
Willis Towers Watson PLC	3,217	1,018,342

		5,379,276

		19,780,733

Industrials – 11.3%
Aerospace & Defense – 2.4%
BAE Systems PLC (Sponsored ADR)	15,354	1,578,391
L3Harris Technologies, Inc.	5,338	1,304,287

		2,882,678

Commercial Services & Supplies – 0.5%
Veralto Corp.	5,838	589,813

Construction & Engineering – 0.8%
Stantec, Inc.	8,727	898,357

Electrical Equipment – 0.4%
Eaton Corp. PLC	1,425	456,285

Professional Services – 7.2%
Amentum Holdings, Inc.(a)	375	7,752
Automatic Data Processing, Inc.	6,474	2,107,481
Booz Allen Hamilton Holding Corp.	3,894	413,738
Experian PLC (Sponsored ADR)	24,905	1,242,261
Genpact Ltd.	27,085	1,166,009
Jacobs Solutions, Inc.	6,363	803,647
Leidos Holdings, Inc.	8,399	1,247,420
RELX PLC (Sponsored ADR)	17,553	946,458
Wolters Kluwer NV (Sponsored ADR)	3,260	579,237

		8,514,003

		13,341,136

Health Care – 10.4%
Biotechnology – 3.4%
AbbVie, Inc.	8,719	1,622,693
Gilead Sciences, Inc.	17,466	1,922,657
Vertex Pharmaceuticals, Inc.(a)	1,138	503,053

		4,048,403

Health Care Equipment & Supplies – 1.0%
Medtronic PLC	13,448	1,115,915

Health Care Providers & Services – 2.9%
McKesson Corp.	3,206	2,306,749
UnitedHealth Group, Inc.	3,755	1,133,672

		3,440,421

2 AB US Low Volatility Equity ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc.	1,313	$528,903

Pharmaceuticals – 2.6%
Eli Lilly & Co.	1,649	1,216,418
Merck & Co., Inc.	24,074	1,849,846

		3,066,264

		12,199,906

Consumer Discretionary – 8.7%
Broadline Retail – 2.2%
Amazon.com, Inc.(a)	12,729	2,609,572

Hotels, Restaurants & Leisure – 3.4%
Booking Holdings, Inc.	273	1,506,668
Compass Group PLC (Sponsored ADR)	51,065	1,806,680
Yum! Brands, Inc.	4,525	651,328

		3,964,676

Specialty Retail – 2.1%
AutoZone, Inc.(a)	520	1,941,181
O’Reilly Automotive, Inc.(a)	429	586,658

		2,527,839

Textiles, Apparel & Luxury Goods – 1.0%
Lululemon Athletica, Inc.(a)	3,687	1,167,562

		10,269,649

Communication Services – 7.9%
Diversified Telecommunication Services – 0.7%
Comcast Corp. – Class A	25,176	870,334

Entertainment – 1.2%
Electronic Arts, Inc.	5,120	736,154
Netflix, Inc.(a)	541	653,111

		1,389,265

Interactive Media & Services – 5.0%
Alphabet, Inc. – Class C	19,341	3,343,092
Meta Platforms, Inc. – Class A	3,833	2,481,829

		5,824,921

Media – 1.0%
New York Times Co. (The) – Class A	21,383	1,221,397

		9,305,917

Consumer Staples – 6.0%
Beverages – 1.7%
Coca-Cola Co. (The)	19,954	1,438,683
Monster Beverage Corp.(a)	9,444	603,944

		2,042,627

Consumer Staples Distribution & Retail – 1.0%
Koninklijke Ahold Delhaize NV (Sponsored ADR)	16,347	690,170
Walmart, Inc.	4,418	436,145

		1,126,315

ABFunds.com	AB US Low Volatility Equity ETF 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Products – 1.7%
Colgate-Palmolive Co.	10,374	$964,160
Procter & Gamble Co. (The)	6,093	1,035,140

		1,999,300

Tobacco – 1.6%
Philip Morris International, Inc.	10,423	1,882,290

		7,050,532

Utilities – 2.7%
Electric Utilities – 1.5%
American Electric Power Co., Inc.	17,003	1,759,640

Multi-Utilities – 1.2%
Ameren Corp.	14,429	1,397,882

		3,157,522

Energy – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
Exxon Mobil Corp.	6,309	645,411
Shell PLC (ADR)	22,915	1,517,431

		2,162,842

Real Estate – 1.0%
Industrial REITs – 0.4%
First Industrial Realty Trust, Inc.	8,555	422,874

Specialized REITs – 0.6%
Public Storage	2,453	756,530

		1,179,404

Materials – 0.6%
Chemicals – 0.6%
Sherwin-Williams Co. (The)	1,930	692,503

Total Common Stocks (cost $104,133,954)		115,917,203

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $1,757,798)	1,757,798	1,757,798

Total Investments – 100.0% (cost $105,891,752)		117,675,001
Other assets less liabilities – 0.0%		15,276

Net Assets – 100.0%		$117,690,277

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

4 AB US Low Volatility Equity ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB US Low Volatility Equity ETF 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $104,133,954)	$115,917,203
Affiliated issuers (cost $1,757,798)	1,757,798
Cash	30
Unaffiliated dividends receivable	108,731
Affiliated dividends receivable	4,399
Receivable due from Adviser	224

Total assets	117,788,385

Liabilities
Payable for investment securities purchased	57,156
Advisory fee payable	40,952

Total liabilities	98,108

Net Assets	$117,690,277

Composition of Net Assets
Capital stock, at par	$162
Additional paid-in capital	105,340,411
Distributable earnings	12,349,704

Net Assets	$117,690,277

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 1,620,020 shares outstanding)	$72.65

See notes to financial statements.

6 AB US Low Volatility Equity ETF	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $4,471)	$640,939
Affiliated issuers	23,525
Interest	154	$664,618

Expenses
Advisory fee (see Note B)	213,812

Total expenses before bank overdraft expense	213,812
Bank overdraft expense	71

Total expenses	213,883
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,130)

Net expenses		212,753

Net investment income		451,865

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(1,271,028)
In-kind redemptions		1,610,281
Foreign currency transactions		25
Net change in unrealized appreciation (depreciation) of investments		1,352,504

Net gain on investment and foreign currency transactions		1,691,782

Net Increase in Net Assets from Operations		$2,143,647

See notes to financial statements.

ABFunds.com	AB US Low Volatility Equity ETF 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
Increase in Net Assets from Operations
Net investment income	$451,865	$443,278
Net realized gain on investment transactions	339,278	253,875
Net change in unrealized appreciation (depreciation) of investments	1,352,504	9,088,077

Net increase in net assets from operations	2,143,647	9,785,230
Distribution to Shareholders	(372,345)	(317,880)
Transactions in Shares of the Fund
Net increase	39,201,120	52,231,037

Total increase	40,972,422	61,698,387
Net Assets
Beginning of period	76,717,855	15,019,468

End of period	$117,690,277	$76,717,855

See notes to financial statements.

8 AB US Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB US Low Volatility Equity ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on March 22, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day

ABFunds.com	AB US Low Volatility Equity ETF 9

NOTES TO FINANCIAL STATEMENTS (continued)

of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants

10 AB US Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$115,917,203		$	– 0	–	$	– 0	–	$115,917,203
Short-Term Investments	1,757,798			– 0	–		– 0	–	1,757,798
Total Investments in Securities	117,675,001			– 0	–		– 0	–	117,675,001
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$117,675,001		$	– 0	–	$	– 0	–	$117,675,001

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

ABFunds.com	AB US Low Volatility Equity ETF 11

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and prior tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

12 AB US Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Advisor a unitary advisory fee at an annual rate of .39% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly. Prior to May 9, 2025, the fund paid the Advisor a unitary advisory fee at annual rate of .48% of the Fund’s average daily net assets.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their

ABFunds.com	AB US Low Volatility Equity ETF 13

NOTES TO FINANCIAL STATEMENTS (continued)

counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $1,130.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$546	$8,841	$7,629	$1,758	$24

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$19,658,666		$19,055,117
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2025, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$41,578,179		$4,083,643
U.S. government securities	– 0	–	– 0	–

14 AB US Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$14,292,986
Gross unrealized depreciation	(2,509,737)

Net unrealized appreciation	$11,783,249

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related

ABFunds.com	AB US Low Volatility Equity ETF 15

NOTES TO FINANCIAL STATEMENTS (continued)

to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Shares sold	620,000	820,000	$43,500,891	$53,679,497

Shares redeemed	(60,000)	(20,000)	(4,299,771)	(1,448,460)

Net increase	560,000	800,000	$39,201,120	$52,231,037

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

16 AB US Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

ABFunds.com	AB US Low Volatility Equity ETF 17

NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$317,880	$44,870

Total taxable distributions paid	$317,880	$44,870

18 AB US Low Volatility Equity ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$176,641
Accumulated capital and other losses	0	(a)
Unrealized appreciation (depreciation)	10,401,761	(b)

Total accumulated earnings (deficit)	$10,578,402

(a)	For the year ended November 30, 2024, the Fund utilized $36,401 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB US Low Volatility Equity ETF 19

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024	March 22, 2023(a) to November 30, 2023

Net asset value, beginning of period	$ 72.37		$ 57.76	$ 50.00

Income From Investment Operations

Net investment income(b)(c)	.35		.69	.47

Net realized and unrealized gain on investment transactions	.26		14.51	7.56

Net increase in net asset value from operations	.61		15.20	8.03

Less: Dividends

Dividends from net investment income	(.33)		(.59)	(.27)

Net asset value, end of period	$ 72.65		$ 72.37	$ 57.76

Total Return

Total investment return based on net asset value(d)	.83%		26.47%	16.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$117,690		$76,718	$15,019

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.46	%^	.48%	.48	%^

Expenses, before waivers/reimbursements(e)	.47	%^	.48%	.48	%^

Net investment income(c)	.98	%^	1.04%	1.24	%^

Portfolio turnover rate(f)	21%		30%	22%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024	March 22, 2023(a) to November 30, 2023

Net of waivers/reimbursements	.46%	^	.48%	.48%	^
Before waivers/reimbursements	.47%	^	.48%	.48%	^

(f)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

20 AB US Low Volatility Equity ETF	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

At a meeting of the Board of Directors of AB Active ETFs, Inc. (the “Company”) held in-person on May 6-8, 2025 (the “Meeting”), the Adviser recommended an amendment to the Company’s then-current Advisory Agreement with the Adviser (the “Amended Advisory Agreement”) to effect a fee reduction in respect of AB US Low Volatility Equity ETF (the “Fund”). The amendment would reduce the Fund’s advisory fee from 0.48% to 0.39%, effective May 9, 2025.

At the recommendation of the Adviser, the disinterested directors (the “directors”) unanimously approved the Amended Advisory Agreement. At the Meeting, the directors also approved the continuance of the Amended Advisory Agreement for an additional annual term.

Prior to approval of the Amended Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Amended Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approvals in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Amended Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered

ABFunds.com	AB US Low Volatility Equity ETF 21

relevant in the exercise of their business judgment. The directors noted that the proposed lowering of the advisory fee would benefit the Fund and its shareholders. The directors noted that the Adviser was reducing the advisory fee for business reasons, and had assured them that there would be no diminution in the nature or quality of services to the Fund. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Amended Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Amended Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Amended Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 and calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the then-current Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed and would not have been profitable if the reduced advisory fee approved at the Meeting had been in effect during those periods.

22 AB US Low Volatility Equity ETF	ABFunds.com

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the 15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser under the Amended Advisory Agreement, and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

ABFunds.com	AB US Low Volatility Equity ETF 23

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s pro forma total expense ratio (pertaining to the Adviser’s proposed fee reduction) in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s pro forma expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s pro forma expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund in the Amended Advisory Agreement does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in

24 AB US Low Volatility Equity ETF	ABFunds.com

respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB US Low Volatility Equity ETF 25

NOTES

26 AB US Low Volatility Equity ETF	ABFunds.com

NOTES

ABFunds.com	AB US Low Volatility Equity ETF 27

NOTES

28 AB US Low Volatility Equity ETF	ABFunds.com

AB US LOW VOLATILITY EQUITY ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-ULVE-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Ultra Short Income ETF

(NYSE: YEAR)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 39.4%
Financial Institutions – 25.7%
Banking – 17.6%
ABN AMRO Bank NV 4.80%, 04/18/2026(a)	$	4,302	$4,290,686
Bank of America Corp. 4.45%, 03/03/2026		19,527	19,498,490
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		5,835	5,855,656
Bank of Montreal 0.949%, 01/22/2027		6,200	6,051,510
Bank of Nova Scotia (The) 4.50%, 12/16/2025		11,940	11,909,553
Barclays PLC 4.375%, 01/12/2026		12,295	12,263,279
5.20%, 05/12/2026		7,147	7,167,941
BNP Paribas SA 2.219%, 06/09/2026(a)		3,572	3,569,964
4.375%, 05/12/2026(a)		1,435	1,428,284
BPCE SA 4.875%, 04/01/2026(a)		13,939	13,942,345
Capital One Financial Corp. 4.20%, 10/29/2025		10,020	9,991,944
4.50%, 01/30/2026		8,119	8,101,138
Capital One NA 4.25%, 03/13/2026		5,334	5,316,718
Citigroup, Inc. 4.40%, 06/10/2025		9,970	9,967,308
4.60%, 03/09/2026		9,446	9,431,170
Cooperatieve Rabobank UA 4.375%, 08/04/2025		16,105	16,083,258
Danske Bank A/S 1.621%, 09/11/2026(a)		2,780	2,753,785
6.259%, 09/22/2026(a)		2,100	2,107,623
Goldman Sachs Group, Inc. (The) 4.25%, 10/21/2025		19,034	18,987,557
HSBC Holdings PLC 4.25%, 08/18/2025		3,506	3,499,339
Lloyds Banking Group PLC 4.582%, 12/10/2025		13,326	13,281,358
Morgan Stanley 5.00%, 11/24/2025		19,155	19,172,431
NatWest Group PLC 7.472%, 11/10/2026		9,000	9,103,050
Royal Bank of Canada Series G 4.65%, 01/27/2026		6,034	6,026,940
Santander Holdings USA, Inc. 3.45%, 06/02/2025		6,045	6,045,000
4.50%, 07/17/2025		7,135	7,130,505

ABFunds.com	AB Ultra Short Income ETF 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Synchrony Financial 4.50%, 07/23/2025	$	5,557	$5,552,443
4.875%, 06/13/2025		439	438,974
Truist Bank 3.625%, 09/16/2025		5,060	5,041,733
Western Union Co. (The) 1.35%, 03/15/2026		6,725	6,536,633

			250,546,615

Brokerage – 1.9%
Mizuho Markets Cayman LP 4.876% (SOFR + 0.53%), 01/09/2026(a)(b)		10,000	9,978,700
5.445% (SOFR + 1.10%), 01/09/2026(a)(b)		4,000	4,014,360
Nomura Holdings, Inc. 1.851%, 07/16/2025		11,194	11,148,552
5.099%, 07/03/2025		1,111	1,111,000
5.709%, 01/09/2026		1,213	1,218,847

			27,471,459

Commercial Banking – 1.1%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		15,288	15,277,451

Diversified Banking – 0.9%
BNP Paribas SA 4.375%, 09/28/2025(a)		5,329	5,312,374
Societe Generale SA 4.75%, 11/24/2025(a)		6,748	6,743,546

			12,055,920

Finance – 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 01/30/2026		2,314	2,268,368
4.45%, 10/01/2025		539	538,256
6.50%, 07/15/2025		8,128	8,131,902
Air Lease Corp. 3.375%, 07/01/2025		3,295	3,290,255
Aircastle Ltd. 5.25%, 08/11/2025(a)		9,937	9,925,771
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		5,212	5,107,082
1.95%, 09/20/2026(a)		368	354,075
4.125%, 08/01/2025(a)		7,037	7,023,771

			36,639,480

Insurance – 1.0%
Athene Global Funding 5.62%, 05/08/2026(a)		6,955	7,015,995
Cigna Group (The) 1.25%, 03/15/2026		6,695	6,518,788

			13,534,783

2 AB Ultra Short Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

REITs – 0.6%
American Tower Corp. 4.00%, 06/01/2025	$	5,297	$5,297,000
Equinix, Inc. 1.45%, 05/15/2026		4,000	3,879,560

			9,176,560

			364,702,268

Industrial – 12.0%
Basic – 0.7%
ArcelorMittal SA 4.55%, 03/11/2026		6,500	6,487,325
Glencore Funding LLC 1.625%, 09/01/2025(a)		1,090	1,081,269
LYB International Finance III LLC 1.25%, 10/01/2025		1,718	1,696,370

			9,264,964

Capital Goods – 1.3%
Boeing Co. (The) 2.196%, 02/04/2026		6,275	6,162,677
CNH Industrial Capital LLC 1.875%, 01/15/2026		3,100	3,046,463
RTX Corp. 3.95%, 08/16/2025		3,522	3,515,062
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		5,895	5,890,166

			18,614,368

Consumer Cyclical - Automotive – 1.8%
Ford Motor Credit Co. LLC 3.375%, 11/13/2025		3,720	3,690,649
5.125%, 06/16/2025		536	535,925
Series G 4.389%, 01/08/2026		1,853	1,838,195
General Motors Co. 6.125%, 10/01/2025		6,193	6,207,863
General Motors Financial Co., Inc. 2.75%, 06/20/2025		5,320	5,313,510
6.05%, 10/10/2025		1,889	1,895,668
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		5,102	5,100,469
Hyundai Capital America 1.30%, 01/08/2026(a)		380	372,005
1.80%, 10/15/2025(a)		1,182	1,168,490

			26,122,774

Consumer Cyclical - Entertainment – 0.4%
Mattel, Inc. 3.375%, 04/01/2026(a)		6,040	5,948,977

ABFunds.com	AB Ultra Short Income ETF 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.4%
Toll Brothers Finance Corp. 4.875%, 11/15/2025	$	5,805	$5,798,266

Consumer Cyclical - Retailers – 0.8%
AutoNation, Inc. 4.50%, 10/01/2025		5,652	5,638,266
PVH Corp. 4.625%, 07/10/2025		5,364	5,355,149

			10,993,415

Consumer Non-Cyclical – 3.6%
Amgen, Inc. 5.507%, 03/02/2026		6,559	6,559,984
BAT International Finance PLC 1.668%, 03/25/2026		4,884	4,768,200
Bayer US Finance II LLC 4.25%, 12/15/2025(a)		3,600	3,583,836
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025		4,587	4,553,240
Constellation Brands, Inc. 5.00%, 02/02/2026		2,425	2,425,121
CVS Health Corp. 3.875%, 07/20/2025		5,853	5,843,869
HCA, Inc. 5.875%, 02/15/2026		5,377	5,387,163
Philip Morris International, Inc. 2.75%, 02/25/2026		6,182	6,101,325
Reynolds American, Inc. 4.45%, 06/12/2025		5,709	5,705,232
Royalty Pharma PLC 1.20%, 09/02/2025		6,526	6,460,479

			51,388,449

Energy – 2.0%
Canadian Natural Resources Ltd. 2.05%, 07/15/2025		5,955	5,932,907
Energy Transfer LP 5.95%, 12/01/2025		534	535,356
EQT Corp. 3.125%, 05/15/2026(a)		2,401	2,357,926
MPLX LP 1.75%, 03/01/2026		1,366	1,336,344
Plains All American Pipeline LP/PAA Finance Corp. 4.65%, 10/15/2025		6,235	6,227,643
TransCanada PipeLines Ltd. 4.875%, 01/15/2026		6,135	6,137,024
Western Midstream Operating LP 3.95%, 06/01/2025		840	840,000
4.65%, 07/01/2026		5,236	5,221,392

			28,588,592

4 AB Ultra Short Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 1.0%
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	$	7,217	$7,032,389
Jabil, Inc. 1.70%, 04/15/2026		7,005	6,816,426

			13,848,815

Transportation - Services – 0.0%
FedEx Corp. 3.25%, 04/01/2026		119	117,576

			170,686,196

Utility – 1.7%
Electric – 1.7%
American Electric Power Co., Inc. 5.699%, 08/15/2025		6,712	6,719,249
CMS Energy Corp. 3.00%, 05/15/2026		1,020	1,004,832
Dominion Energy, Inc. 3.90%, 10/01/2025		5,451	5,437,100
Edison International 4.70%, 08/15/2025		5,125	5,120,080
Enel Finance International NV 7.05%, 10/14/2025(a)(c)		1,013	1,019,483
Eversource Energy Series Q 0.80%, 08/15/2025		2,859	2,831,268
Public Service Enterprise Group, Inc. 0.80%, 08/15/2025		773	766,352
Xcel Energy, Inc. 3.30%, 06/01/2025		1,700	1,700,000

			24,598,364

Total Corporates - Investment Grade (cost $559,937,750)			559,986,828

GOVERNMENTS - TREASURIES – 33.8%
United States – 33.8%
U.S. Treasury Notes 3.75%, 04/30/2027		35,227	35,107,283
3.875%, 03/31/2027		44,306	44,247,156
4.00%, 03/31/2030		28,039	28,065,287
4.25%, 12/31/2026		62,295	62,518,873
4.25%, 02/15/2028		119,973	121,069,628
4.426% (CME Term SOFR 3 Month + 0.13%), 07/31/2025(b)		18,994	18,994,864
4.471% (CME Term SOFR 3 Month + 0.17%), 10/31/2025(b)		40,000	40,022,189
4.483% (CME Term SOFR 3 Month + 0.18%), 07/31/2026(b)		111,000	111,136,328

ABFunds.com	AB Ultra Short Income ETF 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.546% (CME Term SOFR 3 Month + 0.25%), 01/31/2026(b)	$	20,000	$20,023,906

Total Governments - Treasuries (cost $479,409,172)			481,185,514

ASSET-BACKED SECURITIES – 13.1%
Autos - Fixed Rate – 7.8%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(a)		3,011	3,019,312
Series 2025-1A, Class A 5.38%, 06/20/2029(a)		1,081	1,081,973
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		4,900	4,902,429
American Credit Acceptance Receivables Trust Series 2025-2, Class A 4.81%, 09/12/2028(a)		7,000	6,999,443
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		437	439,261
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)		950	962,565
Bridgecrest Lending Auto Securitization Trust Series 2025-2, Class A2 4.84%, 01/18/2028		5,094	5,092,535
CarMax Select Receivables Trust Series 2025-A, Class A2A 4.76%, 05/15/2028		6,150	6,149,953
Carvana Auto Receivables Trust Series 2023-N3, Class A 6.41%, 09/10/2027(a)		140	139,833
Series 2024-N2, Class A2 5.90%, 08/10/2027(a)		3,284	3,292,374
Consumer Portfolio Services Auto Trust Series 2025-B, Class A 4.74%, 02/15/2029(a)		6,345	6,341,728
CPS Auto Receivables Trust Series 2024-C, Class A 5.88%, 02/15/2028(a)		2,131	2,139,472
Exeter Automobile Receivables Trust Series 2025-2A, Class A2 4.78%, 06/15/2027		4,873	4,872,145
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2 4.83%, 10/16/2028		6,700	6,699,992
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029(a)		692	702,088

6 AB Ultra Short Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

GLS Auto Receivables Issuer Trust Series 2025-2A, Class A2 4.75%, 03/15/2028(a)	$7,000	$7,000,650
Hyundai Auto Receivables Trust Series 2021-A, Class B 1.09%, 05/17/2027	2,513	2,508,539
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	417	422,440
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	632	642,462
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)	731	748,029
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)	143	143,228
Series 2025-1, Class A 5.06%, 11/15/2027(a)	5,200	5,200,250
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)	2,080	2,097,838
Octane Receivables Trust Series 2023-2A, Class A2 5.88%, 06/20/2031(a)	503	504,580
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)	5,383	5,384,283
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)	1,249	1,254,754
Series 2023-4A, Class A 7.54%, 03/25/2032(a)	736	742,570
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	725	731,938
SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)	7,000	6,991,729
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(a)	137	137,604
Santander Drive Auto Receivables Trust Series 2024-3, Class A2 5.91%, 06/15/2027	1,122	1,123,488
Series 2025-2, Class A2 4.71%, 06/15/2028	6,140	6,140,333
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A2 4.63%, 07/20/2027(a)	7,000	7,002,016

ABFunds.com	AB Ultra Short Income ETF 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Strike Acceptance Auto Funding Trust Series 2025-1A, Class A 5.84%, 04/15/2032(a)	$	2,730	$2,731,549
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/15/2027(a)		919	924,095
Series 2024-2A, Class A 6.36%, 12/15/2027(a)		729	730,923
Series 2024-3A, Class A 5.22%, 06/15/2028(a)		1,232	1,232,125
Series 2025-1A, Class A 4.94%, 02/15/2029(a)		2,564	2,561,755
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)		1,116	1,129,433

			110,921,714

Other ABS - Fixed Rate – 4.5%
ACHV ABS Trust Series 2024-2PL, Class A 5.07%, 10/27/2031(a)		4,084	4,077,934
Affirm Asset Securitization Trust Series 2023-B, Class 1A 6.82%, 09/15/2028(a)		870	874,144
Series 2023-B, Class A 6.82%, 09/15/2028(a)		1,200	1,205,717
Series 2024-X1, Class A 6.27%, 05/15/2029(a)		397	397,642
Series 2024-X2, Class A 5.22%, 12/17/2029(a)		3,110	3,111,473
Series 2025-X1, Class A 5.08%, 04/15/2030(a)		5,975	5,973,843
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		394	394,284
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		294	295,284
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		2,640	2,640,890
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)		3,500	3,521,975
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		497	498,152
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		865	871,163

8 AB Ultra Short Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)	$	3,181	$3,180,736
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(a)		1,417	1,418,965
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		497	502,112
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		3,610	3,608,155
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust Series 2024-6, Class A 6.093%, 11/15/2031(a)		885	890,067
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(a)		7	6,840
Series 2024-1, Class A 6.66%, 07/15/2031(a)		493	495,981
Series 2024-2, Class A 6.319%, 08/15/2031(a)		862	867,995
Series 2024-3, Class A 6.258%, 10/15/2031(a)		536	539,966
Series 2025-R1, Class A2 5.338%, 06/15/2032(a)		7,000	7,003,369
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		7,000	7,019,593
PEAC Solutions Receivables LLC Series 2024-2A, Class A2 4.74%, 04/20/2027(a)		5,775	5,771,519
Service Experts Issuer LLC Series 2024-1A, Class A 6.39%, 11/20/2035(a)		4,122	4,178,119
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(a)		83	83,497
Series 2023-1A, Class A 7.58%, 04/15/2029(a)		77	77,475
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)		134	133,928
Series 2023-3, Class A 6.90%, 10/20/2033(a)		382	384,787
Series 2024-1, Class A 5.33%, 11/20/2034(a)		3,773	3,776,015
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)		727	737,515

			64,539,135

ABFunds.com	AB Ultra Short Income ETF 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Cards - Fixed Rate – 0.8%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)	$	4,805	$4,843,609
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)		5,900	5,936,525

			10,780,134

Total Asset-Backed Securities (cost $185,792,040)			186,240,983

SHORT-TERM INVESTMENTS – 12.3%
Commercial Paper – 10.7%
AbbVie, Inc. Zero Coupon, 08/15/2025(a)		7,000	6,931,193
American Honda Finance Corp. Zero Coupon, 07/09/2025		7,000	6,964,015
BAT International Finance PLC Zero Coupon, 08/25/2025(a)		3,000	2,966,657
Bayer Corp. Zero Coupon, 07/15/2025(a)		3,500	3,479,079
Campbell Soup Co. Zero Coupon, 06/05/2025(a)		4,000	3,996,901
CenterPoint Energy, Inc. Zero Coupon, 07/02/2025(a)		7,100	7,070,069
Charles Schwab Corp. (The) Zero Coupon, 11/14/2025(a)		2,635	2,581,214
Crown Castle, Inc. Zero Coupon, 06/03/2025(a)		7,000	6,996,220
Dow Chemical Co. (The) Zero Coupon, 06/18/2025		6,300	6,284,533
Enbridge, Inc. Zero Coupon, 06/23/2025(a)		2,000	1,993,841
Eversource Energy Zero Coupon, 06/02/2025(a)		4,000	3,998,458
Glencore Funding LLC Zero Coupon, 06/05/2025(a)		3,870	3,867,067
Healthpeak Properties, Inc. Zero Coupon, 06/10/2025		6,000	5,991,421
Intesa Funding LLC Zero Coupon, 07/25/2025		10,000	9,925,707
Intesa Sanpaolo Funding LLC Zero Coupon, 11/10/2025		4,000	3,912,983
JBS SA Zero Coupon, 06/23/2025(a)		3,500	3,488,519
Keurig Dr. Pepper, Inc. Zero Coupon, 06/17/2025(a)		6,300	6,285,436
ONEOK, Inc. Zero Coupon, 06/10/2025(a)		7,000	6,989,951
Oracle Corp. Zero Coupon, 06/16/2025(a)		1,748	1,744,277
Zero Coupon, 06/18/2025(a)		5,000	4,988,108

10 AB Ultra Short Income ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

RTX Corp. Zero Coupon, 06/26/2025(a)	$	3,500	$3,487,783
RWE Aktiengesselschaft Zero Coupon, 06/02/2025(a)		6,400	6,397,534
Sempra Energy Zero Coupon, 06/20/2025(a)		7,000	6,981,059
Sherwin-Williams Co. (The) Zero Coupon, 06/09/2025(a)		6,800	6,791,627
Suncor Energy, Inc. Zero Coupon, 06/05/2025(a)		4,000	3,996,928
TELUS Corp. Zero Coupon, 06/06/2025(a)		6,300	6,294,389
Zero Coupon, 09/09/2025(a)		1,400	1,381,777
Volkswagen Credit, Inc. Zero Coupon, 06/17/2025(a)		7,000	6,983,714
WPP CP LLC Zero Coupon, 06/10/2025(a)		3,000	2,995,789
Zero Coupon, 06/17/2025(a)		7,100	7,083,605

Total Commercial Paper (cost $152,907,470)			152,849,854

		Shares
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(d)(e)(f) (cost $23,037,802)		23,037,802	23,037,802

Total Short-Term Investments (cost $175,945,272)			175,887,656

Total Investments – 98.6% (cost $1,401,084,234)			1,403,300,981
Other assets less liabilities – 1.4%			19,586,104

Net Assets – 100.0%			$1,422,887,085

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	462	September 2025	$95,836,125	$33,915
U.S. T-Note 5 Yr (CBT) Futures	234	September 2025	25,315,875	164,531

				$198,446

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $398,759,116 or 28.0% of net assets.

ABFunds.com	AB Ultra Short Income ETF 11

PORTFOLIO OF INVESTMENTS (continued)

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

12 AB Ultra Short Income ETF	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,378,046,432)	$1,380,263,179
Affiliated issuers (cost $23,037,802)	23,037,802
Cash	7,115,976
Cash collateral due from broker	846,900
Interest receivable	10,439,606
Receivable for shares of beneficial interest sold	1,264,743
Affiliated dividends receivable	159,694
Receivable for variation margin on futures	59,822
Receivable due from Adviser	8,458

Total assets	1,423,196,180

Liabilities
Advisory fee payable	309,095

Total liabilities	309,095

Net Assets	$1,422,887,085

Composition of Net Assets
Capital stock, at par	$2,813
Additional paid-in capital	1,417,421,689
Distributable earnings	5,462,583

Net Assets	$1,422,887,085

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 28,126,000 shares outstanding)	$50.59

See notes to financial statements.

ABFunds.com	AB Ultra Short Income ETF 13

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Interest	$29,697,866
Dividends—Affiliated issuers	1,140,931	$30,838,797

Expenses
Advisory fee (see Note B)	1,580,589

Total expenses before bank overdraft expense	1,580,589
Bank overdraft expense	2,787

Total expenses	1,583,376
Less: expenses waived and reimbursed by the Adviser (see Note B)	(55,415)

Net expenses		1,527,961

Net investment income		29,310,836

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(1,373,830)
Futures		307,239
Net change in unrealized appreciation (depreciation) of:
Investments		1,284,710
Futures		(313,305)

Net loss on investment transactions		(95,186)

Net Increase in Net Assets from Operations		$29,215,650

See notes to financial statements.

14 AB Ultra Short Income ETF	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$29,310,836		$51,540,448
Net realized gain (loss) on investment transactions	(1,066,591)		2,493,713
Net change in unrealized appreciation (depreciation) of investments	971,405		583,343

Net increase in net assets from operations	29,215,650		54,617,504
Distribution to Shareholders	(29,623,489)		(48,760,403)
Transactions in Shares of the Fund
Net increase	280,165,850		550,731,353
Other capital	– 0	–	344

Total increase	279,758,011		556,588,798
Net Assets
Beginning of period	1,143,129,074		586,540,276

End of period	$1,422,887,085		$1,143,129,074

See notes to financial statements.

ABFunds.com	AB Ultra Short Income ETF 15

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 18 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Ultra Short Income ETF (the “Fund”), a diversified portfolio. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until

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NOTES TO FINANCIAL STATEMENTS (continued)

maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on

ABFunds.com	AB Ultra Short Income ETF 17

NOTES TO FINANCIAL STATEMENTS (continued)

market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key

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NOTES TO FINANCIAL STATEMENTS (continued)

characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$559,986,828		$	– 0	–	$559,986,828
Governments – Treasuries		– 0	–	481,185,514			– 0	–	481,185,514
Asset-Backed Securities		– 0	–	186,240,983			– 0	–	186,240,983
Short-Term Investments:
Commercial Paper		– 0	–	152,849,854			– 0	–	152,849,854
Investment Companies		23,037,802		– 0	–		– 0	–	23,037,802

Total Investments in Securities		23,037,802		1,380,263,179			– 0	–	1,403,300,981
Other Financial Instruments(a):
Assets:
Futures		198,446		– 0	–		– 0	–	198,446	(b)
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total		$23,236,248		$1,380,263,179		$	– 0	–	$1,403,499,427

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses

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NOTES TO FINANCIAL STATEMENTS (continued)

from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and two prior years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

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NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .25% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, certain legal and transfer agency costs. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2025, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $55,415.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$77,872	$642,640	$697,474	$23,038	$1,141

ABFunds.com	AB Ultra Short Income ETF 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$163,044,110	$46,067,258
U.S. government securities	310,561,935	213,246,429

During the six months ended May 31, 2025, were no in-kind purchases and in-kind sales.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$2,982,081
Gross unrealized depreciation	(566,888)

Net unrealized appreciation	$2,415,193

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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NOTES TO FINANCIAL STATEMENTS (continued)

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2025, the Fund held futures for non-hedging purposes.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$198,446	*

Total		$198,446

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

ABFunds.com	AB Ultra Short Income ETF 23

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$307,239	$(313,305)

Total		$307,239	$(313,305)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Futures:
Average notional amount of buy contracts	$103,940,119

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

24 AB Ultra Short Income ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Shares sold	7,200,000	18,875,000	$363,495,553	$952,667,558
Shares redeemed	(1,650,000)	(7,950,000)	(83,329,703)	(401,936,205)

Net increase	5,550,000	10,925,000	$280,165,850	$550,731,353

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs, and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

ABFunds.com	AB Ultra Short Income ETF 25

NOTES TO FINANCIAL STATEMENTS (continued)

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Mortgage-Related and Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Some mortgage-backed securities are “TBA” securities, which have additional risks.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

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NOTES TO FINANCIAL STATEMENTS (continued)

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The net asset value per share (“NAV”) of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financial institutions sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$48,760,403	$18,014,901

Total taxable distributions	48,760,403	18,014,901

28 AB Ultra Short Income ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,508,568
Accumulated capital and other losses	(561,860	)(a)
Unrealized appreciation (depreciation)	923,714	(b)

Total accumulated earnings (deficit)	$5,870,422

(a)	As of November 30, 2024, the Fund had a net capital loss carryforward of $551,345. As of November 30, 2024, the cumulative deferred loss on straddles was $10,515.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments and the tax treatment of callable bonds.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $551,345, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Ultra Short Income ETF 29

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,		September 14, 2022(a) to November 30, 2022
		2024	2023

Net asset value, beginning of period	$ 50.63	$ 50.34	$ 49.98	$ 50.00

Income From Investment Operations
Net investment income(b)(c)	1.17	2.66	2.63	.42
Net realized and unrealized gain (loss) on investment transactions	.01	.22	.14	(.20)

Net increase in net asset value from operations	1.18	2.88	2.77	.22

Less: Dividends

Dividends from net investment income	(1.22)	(2.59)	(2.41)	(.24)

Net asset value, end of period	$ 50.59	$ 50.63	$ 50.34	$ 49.98

Total Return
Total investment return based on net asset value(d)	2.34%	5.87%	5.66%	.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,422,887	$1,143,129	$586,540	$150,002
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.24%^	.24%	.25%	.25%^
Expenses, before waivers/reimbursements(e)(f)‡	.25%^	.25%	.25%	.25%^
Net investment income(c)	4.64%^	5.28%	5.30%	3.98%^
Portfolio turnover rate(g)	38%	59%	114%	35%

‡ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying

portfolio	.01%	.01%	0%	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, for the six months ended May 31, 2025, and for the year ended November 30, 2024, such waiver amounted to .01% (annualized) and .01%, respectively.

(f)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30,		September 14, 2022(a) to November 30,
			2024	2023	2022

Net of waivers/reimbursements	.24	%^	.24%	.25%	.25	%^
Before waivers/reimbursements	.25	%^	.25%	.25%	.25	%^

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

30 AB Ultra Short Income ETF	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Ultra Short Income ETF (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Ultra Short Income ETF 31

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2022 and calendar year 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

32 AB Ultra Short Income ETF	ABFunds.com

At the Meeting, the directors reviewed information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the period reviewed.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed,

ABFunds.com	AB Ultra Short Income ETF 33

and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others, and in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and higher than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

34 AB Ultra Short Income ETF	ABFunds.com

NOTES

ABFunds.com	AB Ultra Short Income ETF 35

NOTES

36 AB Ultra Short Income ETF	ABFunds.com

AB ULTRA SHORT INCOME ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-USI-0152-0525

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Active ETFs, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: July 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: July 25, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: July 25, 2025